    As filed with the Securities and Exchange Commission on April 23, 2013



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 33                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 249                             [x]



                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwalt


                                   President

                      MetLife Investors Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                 (908) 253-1833


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                                   Reed Smith

                               1301 K Street, NW

                              Washington, DC 20005

                                 (202) 414-9208



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on April 29, 2013 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                        PROSPECTUS DATED APRIL 29, 2013

This supplement revises Separate Account Annual Expenses and Restrictions on Frequent Transfers information in the prospectus dated April 29, 2013 for the Class A variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

    1.  FEE TABLES AND EXAMPLES--SEPARATE ACCOUNT ANNUAL EXPENSES

Replace Note 3 to the Separate Account Annual Expenses table with the following:

        Note 3. We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).

    2.  TRANSFERS--RESTRICTIONS ON FREQUENT TRANSFERS

Add "Neuberger Berman Genesis Portfolio" to the list of Monitored Portfolios.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                              Telephone:800-709-2811
 Irvine, CA 92614

                                                                    SUPP-A-0413

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS A






                                                                  APRIL 29, 2013



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 52 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.






MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS* (CLASS B):

     AllianceBernstein Global Dynamic Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO* (CLASS G):

     Barclays Aggregate Bond Index Portfolio


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     BlackRock High Yield Portfolio
     BlackRock Large Cap Core Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) Invesco Comstock Portfolio
         (formerly Van Kampen Comstock Portfolio)
     JPMorgan Small Cap Value Portfolio
         (formerly Dreman Small Cap Value Portfolio)
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio
         (formerly Met/Templeton Growth Portfolio)

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)

     T. Rowe Price Large Cap Value Portfolio


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

METROPOLITAN SERIES FUND:

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)
         (formerly BlackRock Legacy Large Cap Growth Portfolio)

     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B):


     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 101 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2013

TABLE OF CONTENTS
                                        PAGE




INDEX OF SPECIAL TERMS..................   5
HIGHLIGHTS..............................   7
FEE TABLES AND EXAMPLES.................   9
1. THE ANNUITY CONTRACT.................  18
     Frequent or Large Transfers........  18
2. PURCHASE.............................  19
     Purchase Payments..................  19
     Termination for Low Account Value..  20
     Allocation of Purchase Payments....  20
     Investment Allocation Restrictions
       for Certain Riders...............  21
     Free Look..........................  25
     Accumulation Units.................  25
     Account Value......................  25
     Replacement of Contracts...........  25
3. INVESTMENT OPTIONS...................  26
     Investment Portfolios That Are
       Funds-of-Funds...................  28
     Transfers..........................  29
     Dollar Cost Averaging Programs.....  32
     Three Month Market Entry Program...  34
     Automatic Rebalancing Program......  34
     Voting Rights......................  34
     Substitution of Investment Options.  34
4. EXPENSES.............................  35
     Product Charges....................  35
     Account Fee........................  36
     Guaranteed Minimum Income Benefit
       - Rider Charge...................  36
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge.....................  37
     Sales Charge.......................  38
     How to Reduce the Sales Charge.....  40
     Premium and Other Taxes............  40
     Transfer Fee.......................  40
     Income Taxes.......................  40
     Investment Portfolio Expenses......  40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  41
     Annuity Date.......................  41
     Annuity Payments...................  41
     Annuity Options....................  42
     Variable Annuity Payments..........  43
     Fixed Annuity Payments.............  44
6. ACCESS TO YOUR MONEY.................  44
     Systematic Withdrawal Program......  45


     Suspension of Payments or
       Transfers........................  45
7. LIVING BENEFITS......................  45
     Guaranteed Income Benefits.........  45
     Description of GMIB Max IV.........  47
     Description of GMIB Max III........  55
     Description of LIS Plus II.........  61
     Description of LIS Plus I..........  67
     Description of LIS.................  68
     Guaranteed Withdrawal Benefits.....  69
     Description of the Lifetime
       Withdrawal Guarantee II..........  70
     Description of the Lifetime
       Withdrawal Guarantee I...........  76
     Description of the Guaranteed
       Withdrawal Benefit I.............  78
8. PERFORMANCE..........................  81
9. DEATH BENEFIT........................  81
     Upon Your Death....................  81
     Standard Death Benefit - Principal
       Protection.......................  82
     Optional Death Benefit - Annual
       Step-Up..........................  82
     Optional Death Benefit - Enhanced
       Death Benefit II.................  83
     Optional Death Benefit -
       Compounded-Plus..................  87
     Additional Death Benefit -
       Earnings Preservation Benefit....  88
     General Death Benefit Provisions...  89
     Spousal Continuation...............  89
     Death of the Annuitant.............  90
     Controlled Payout..................  90
10. FEDERAL INCOME TAX STATUS...........  90
     Taxation of Non-Qualified
       Contracts........................  90
     Taxation of Qualified Contracts....  93
     Puerto Rico Tax Considerations.....  96
     Tax Benefits Related to the Assets
       of the Separate Account..........  96
     Possible Tax Law Changes...........  96
11. OTHER INFORMATION...................  96
     MetLife Investors..................  96
     The Separate Account...............  97
     Distributor........................  98
     Selling Firms......................  98
     Requests and Elections.............  99
     Ownership.......................... 100
     Legal Proceedings.................. 101
     Financial Statements............... 101

TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION................ 101
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB I.............. D-1
APPENDIX E.............................. E-1
     Guaranteed Minimum Income Benefit
       (GMIB) Examples.................. E-1
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit
       Examples......................... F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 25
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 25
Annual Benefit Payment............................................ 72 and 78
Annuitant............................................................... 101
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Units............................................................ 41
Beneficiary............................................................. 100
Benefit Base............................................................. 78
Business Day............................................................. 20
Contract Year............................................................ 20
Death Benefit Base....................................................... 83
Fixed Account............................................................ 18
Good Order.............................................................. 100
Guaranteed Withdrawal Amount............................................. 79
GWB Withdrawal Rate...................................................... 78
Income Base............................... 47 and 55 and 61 and Appendix D-1
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners............................................................ 100
Non-Qualified Contract................................................... 90
Owner................................................................... 100
Purchase Payment (including Net Purchase Payment)........................ 19
Qualified Contract....................................................... 90
Remaining Guaranteed Withdrawal Amount................................... 71
Separate Account......................................................... 97
Total Guaranteed Withdrawal Amount....................................... 70

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                   5.75%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $ 25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------






Note 1. Sales Charges decline based on your investment. (See "Expenses - Sales Charge.")




                                       Sales Charge as
Your Investment                 percentage of Purchase Payment
----------------------------   -------------------------------
      Less than $50,000        5.75%
      $50,000 - 99,999.99      4.50%
      $100,000 - 249,999.99    3.50%
      $250,000 - 499,999.99    2.50%
      $500,000 - 999,999.99    2.00%
      $1,000,000 or greater    1.00%




Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



For contracts issued on and after May
----------------------------------------
  1, 2004:
----------------------------------------
Mortality and Expense Charge (Note 3)        0.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.75%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.35%
  Death Benefits (Note 5)


For contracts issued prior to May 1,
----------------------------------------
  2004:
----------------------------------------

Mortality and Expense Charge                 0.60%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.85%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.15%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.30%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B).


Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus charge, and the Additional Death Benefit - Earnings Preservation Benefit charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(Note 2) (as a percentage of Income Base) (Note 3)
GMIB Max IV - maximum charge             1.50%

GMIB Max IV - current charge             1.00%
GMIB Max III - maximum charge            1.50%
GMIB Max III - current charge            1.00%
For contracts issued with LIS Plus II
-------------------------------------
  on or before February 24, 2012:
-------------------------------
LIS Plus II - maximum charge             1.50%
LIS Plus II - current charge             1.00%

For contracts issued with LIS Plus I
------------------------------------
from February 24, 2009 through July
-----------------------------------
  16, 2010:
----------

LIS Plus I - maximum charge              1.50%
LIS Plus I - current charge              1.00%
For contracts issued with LIS Plus I on
---------------------------------------
  or before February 23, 2009:
----------------------------
LIS Plus I - maximum charge              1.50%
LIS Plus I - current charge              0.80%
For contracts issued with LIS on or
-----------------------------------
  before May 1, 2009:
-------------------
LIS                                      0.50%

For contracts issued with GMIB I on or
--------------------------------------
  before June 28, 2002:
---------------------
GMIB I                                   0.35%

--------------------------------------------------------------------------------

Note 1. You may only elect one living benefit rider at a time. (See "Living Benefits.") Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as "GMIB riders" in this prospectus.



Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER
  CHARGE (Note 4) (as a
percentage of the Guaranteed Withdrawal
Amount) (Note 5)

For contracts issued with Guaranteed
----------------------------------------
Withdrawal Benefit I on or before
----------------------------------------
  April 30, 2010:
----------------------------------------

Guaranteed Withdrawal Benefit I          0.25%
LIFETIME WITHDRAWAL GUARANTEE RIDER
  CHARGES (Note 6) (as a
percentage of the Total Guaranteed
Withdrawal Amount) (Note 7)
For contracts issued with Lifetime
----------------------------------------
  Withdrawal Guarantee II on or before
----------------------------------------
February 23, 2009:
----------------------------------------
Lifetime Withdrawal Guarantee II         1.25%
  (Single Life version) - maximum charge
Lifetime Withdrawal Guarantee II         0.65%
  (Single Life version) - current charge
Lifetime Withdrawal Guarantee II (Joint  1.50%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee II (Joint  0.85%
  Life version) - current charge
For contracts issued with Lifetime
-----------------------------------------
Withdrawal Guarantee I on or before
-----------------------------------------
  April 25, 2008:
-----------------------------------------

Lifetime Withdrawal Guarantee I (Single  0.95%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Single  0.50%
  Life version) - current charge
Lifetime Withdrawal Guarantee I (Joint   1.40%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Joint   0.70%
  Life version) - current charge

--------------------------------------------------------------------------------

Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.



Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.


Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (Note 8) (as
a percentage of the Death Benefit Base) (Note 9)
For contracts issued with Enhanced
----------------------------------
Death Benefit II on or before October
-------------------------------------
  7, 2011:
---------

  Enhanced Death Benefit II - maximum    1.50%
  charge
  Enhanced Death Benefit II (issue age   0.60%
  69 or younger) - current charge
  Enhanced Death Benefit II (issue age   1.15%
  70-75) - current charge

   -----------------------------------------------------------------------------


Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.



Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See "Death Benefit - Optional Death Benefit
- Enhanced Death Benefit II" for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                          Minimum*    Maximum**
                                          -------     -------

Total Annual Portfolio Expenses           0.59%         9.71%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------


* The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the Barclays Aggregate Bond Index Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the Barclays Aggregate Bond Index Portfolio are 0.58%.


** The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Multi-Index Targeted Risk Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Multi-Index Targeted Risk Portfolio are 0.86%.


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.53%        0.25%          0.03%      0.00%      0.81%          -          0.81%
 American Funds Global Small               0.71%        0.25%          0.04%      0.00%      1.00%          -          1.00%
  Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.62%        0.25%          0.04%      0.01%      0.92%       0.01%         0.91%
  Allocation Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.12%      0.06%      1.04%       0.01%         1.03%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.02%      0.21%      1.14%       0.02%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.01%      0.91%          -          0.91%
 BlackRock Large Cap Core Portfolio        0.59%        0.25%          0.05%      0.00%      0.89%       0.01%         0.88%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.06%      0.00%      0.91%          -          0.91%
 ClearBridge Aggressive Growth Portfolio   0.61%        0.25%          0.03%      0.00%      0.89%          -          0.89%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.12%      0.06%      1.09%          -          1.09%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.03%      0.00%      0.85%       0.02%         0.83%
 JP Morgan Global Active Allocation        0.79%        0.25%          0.28%      0.00%      1.32%       0.07%         1.25%
  Portfolio
 JPMorgan Small Cap Value Portfolio        0.78%        0.25%          0.06%      0.00%      1.09%       0.09%         1.00%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.65%        0.25%          0.04%      0.06%      1.00%       0.00%         1.00%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.07%      0.00%      0.82%       0.02%         0.80%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -          0.98%
  Portfolio
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.01%      0.43%      0.94%       0.01%         0.93%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          9.02%      0.26%      9.71%       8.85%         0.86%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.91%        0.25%          0.16%      0.00%      1.32%       0.02%         1.30%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.05%         0.95%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.65%        0.25%          0.07%      0.00%      0.97%       0.01%         0.96%
 Oppenheimer Global Equity Portfolio       0.67%        0.25%          0.09%      0.00%      1.01%       0.02%         0.99%
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.11%      0.00%      0.83%          -          0.83%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.00%          0.04%      0.00%      0.68%       0.03%         0.65%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -          0.63%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.27%      0.48%      1.45%       0.17%         1.28%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.67%        0.25%          0.32%      0.14%      1.38%       0.14%         1.24%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.04%      0.00%      0.59%       0.01%         0.58%
 BlackRock Bond Income Portfolio           0.32%        0.25%          0.04%      0.00%      0.61%       0.00%         0.61%
 BlackRock Capital Appreciation            0.70%        0.00%          0.03%      0.00%      0.73%       0.01%         0.72%
  Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.61%        0.25%          0.03%      0.00%      0.89%       0.07%         0.82%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.06%      0.00%      1.21%       0.09%         1.12%
  Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%         1.22%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.25%          0.05%      0.00%      0.85%          -          0.85%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.03%      0.00%      0.98%       0.13%         0.85%
 Neuberger Berman Genesis Portfolio        0.82%        0.25%          0.04%      0.00%      1.11%       0.01%         1.10%
 Van Eck Global Natural Resources          0.78%        0.25%          0.04%      0.02%      1.09%       0.01%         1.08%
  Portfolio
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio      0.06%        0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio       0.06%        0.25%          0.00%      0.60%      0.91%          -          0.91%
 MetLife Balanced Strategy Portfolio       0.05%        0.25%          0.01%      0.65%      0.96%          -          0.96%
 MetLife Growth Strategy Portfolio         0.06%        0.25%          0.00%      0.69%      1.00%          -          1.00%
 MetLife Aggressive Strategy Portfolio     0.09%        0.25%          0.01%      0.72%      1.07%          -          1.07%
 SSgA Growth and Income ETF Portfolio      0.31%        0.25%          0.01%      0.24%      0.81%          -          0.81%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.03%      0.25%      0.85%          -          0.85%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,802      (a)$4,032      (a)$5,995      (a)$9,926
    minimum         (b)$945      (b)$1,714      (b)$2,525      (b)$4,753







 CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,588      (a)$3,446      (a)$5,101      (a)$8,486
    minimum         (b)$731      (b)$1,056      (b)$1,398      (b)$2,343




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.





2. PURCHASE


The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative.


We reserve the right to reject any application.



PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:



o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.



o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.



Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")



We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.

In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" until the rider terminates.



If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders."



If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Invesetment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX IV AND GMIB MAX III RIDERS



If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a) AllianceBernstein Global Dynamic Allocation Portfolio


(b) AQR Global Risk Balanced Portfolio


(c) BlackRock Global Tactical Strategies Portfolio


(d) Invesco Balanced-Risk Allocation Portfolio


(e) JPMorgan Global Active Allocation Portfolio


(f) MetLife Balanced Plus Portfolio



(g) MetLife Multi-Index Targeted Risk Portfolio


(h) Pyramis (Reg. TM) Managed Risk Portfolio


(h) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance.



Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections." Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")



You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.



RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits - Guaranteed Income Benefits" section.)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe potential restrictions on subsequent Purchase Payments for the GMIB Max riders. As of the date of this prospectus, no contracts issued with the GMIB Max riders are subject to restrictions on subsequent Purchase Payments.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.



CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Money Market Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.



INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II AND EDB II RIDERS


ALLOCATION. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Money Market Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Growth Strategy Portfolio is also available under option (A).



OR


(B) You must allocate:



o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;



o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account
                              ------------
Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the
---------
percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     Barclays Aggregate Bond Index Portfolio

     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     AQR Global Risk Balanced Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     BlackRock Large Cap Core Portfolio

     ClearBridge Aggressive Growth Portfolio

     Davis Venture Value Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio

     MetLife Aggressive Strategy Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Global Equity Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio



Platform 3
----------



     Lord Abbett Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------



     American Funds Global Small Capitalization Fund

     Clarion Global Real Estate Portfolio

     JPMorgan Small Cap Value Portfolio

     Loomis Sayles Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     Van Eck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, when you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Net Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS

The contract offers 52 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.




We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")




MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


     AllianceBernstein Global Dynamic Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to




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the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.


     Barclays Aggregate Bond Index Portfolio



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

In addition to the portfolios listed above under Met Investors Series Trust - GMIB Max Portfolios, the following Class B or, as noted, Class A portfolios are available under the contract:


     BlackRock High Yield Portfolio
     BlackRock Large Cap Core Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) Invesco Comstock Portfolio
         (formerly Van Kampen Comstock Portfolio)
     JPMorgan Small Cap Value Portfolio
         (formerly Dreman Small Cap Value Portfolio)
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio
         (formerly Met/Templeton Growth Portfolio)

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



METROPOLITAN SERIES FUND



In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max Portfolio," the following portfolios are available under the contract:



     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)
         (formerly BlackRock Legacy Large Cap Growth Portfolio)

     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio
     MetLife Aggressive Strategy Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio



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     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the accumulation phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment



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     Portfolios. Please refer to "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.


o To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in "Other Information - Requests and Elections."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the JPMorgan Small Cap Value Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Dimensional International Small Company Portfolio, the Met/Templeton International Bond Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International




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



Portfolio, the Oppenheimer Global Equity Portfolio, the Pioneer Strategic Income Portfolio, and the Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain




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information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either: (i) in writing with an original signature, or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your



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participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated



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and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.


EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II.")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.



(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to "GMIB" in this prospectus exclude the
                                                                  -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);

o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.


For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See "Living Benefits - Guaranteed

Withdrawal Benefits Description of the Guaranteed Withdrawal Benefit I".)


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see "Living Benefits - Guaranteed Withdrawal Benefits
- Description of GWB I").


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.



If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.



The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step- Up occurs.


The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal
Amount.


SALES CHARGE



We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


"Your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your

Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.



EXAMPLES



(1) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.




(2) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.


Additional Purchase Payments sent directly to MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional Purchase Payments directly to MetLife Investors. To avoid this, send additional Purchase Payments for this contract through your registered representative.


For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued on or before November 4, 2005, your investment is
---------------------------------------------------
calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.



If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.

The sales charge is:




                                 Sales Charge as
Your Investment           percentage of Purchase Payment
----------------------   -------------------------------
Less than $50,000        5.75%
$50,000 - 99,999.99      4.50%
$100,000 - 249,999.99    3.50%
$250,000 - 499,999.99    2.50%
$500,000 - 999,999.99    2.00%
$1,000,000 or greater    1.00%




HOW TO REDUCE THE SALES CHARGE



You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.



In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX IV, GMIB MAX III, LIS PLUS II, LIS PLUS I OR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount



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of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.



You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity



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


Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit



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value for the immediately preceding Business Day by the net investment factor
(see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



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o  You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.



DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.



We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFITS



We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as "GMIB" riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals




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


up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.



Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.)



(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to GMIB in this prospectus exclude the
                                                                -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as "GMIB" riders), we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus



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


I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.



OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.



LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.



(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX IV



The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. THE GMIB MAX IV RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the

     Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year. (For more information on the effect of taking your first withdrawal before the fifth contract anniversary, see "Withdrawal Adjustments" and "Dollar-for-Dollar Withdrawal Percentage" below.)


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):



(a) If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.


The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such "dollar-for-dollar" withdrawal adjustment may be more favorable than a "proportional reduction" adjustment.



In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. As noted above, one of the factors used in calculating withdrawal adjustments is called the "dollar-for-dollar withdrawal percentage."


If the first withdrawal is taken before the fifth contract anniversary, the
----------------------------------------------------------------------
dollar-for-dollar withdrawal percentage is the greater of:


(a)    4.5%; or


(b) the required minimum distribution rate (as defined above under "Annual Increase Rate").


If the first withdrawal is taken before the fifth contract anniversary, item
(a) will remain 4.5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


If the first withdrawal is taken on or after the fifth contract anniversary,
---------------------------------------------------------------------------
the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under "Annual Increase Rate" - that is, it is the greater of:

(a)    5%; or


(b)    the required minimum distribution rate.


If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our

Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max IV investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.



If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and
Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If
--------------------------------------------------------------------------
the GMIB Max IV rider terminates (see "Terminating the GMIB Max IV Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation and Other Purchase Payment

Restrictions for the GMIB Max IV and GMIB Max III Riders." If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.



By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates").


EXERCISING THE GMIB MAX IV RIDER. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max IV rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE

GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.


If you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).



Alternatively, if you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 67;


o your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.



If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX IV RIDER. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max IV rider terminates, the corresponding rider charge terminates and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates").


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX IV


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.

To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX III



The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required



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     Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.



During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.



(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE



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


THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.



If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III

Riders" and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and
Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Barclays Aggregate Bond Index Portfolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.



Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If
----------------------------------------------------------------------------
the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a)    is Purchase Payments credited within 120 days of the


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


     date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX III RIDER. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max III, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or



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lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.


If you select the GMIB Max III rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and



o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).



If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX III RIDER. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);



    d) Death of the Owner or Joint OIwner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;



    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max III rider terminates, the corresponding rider charge terminates and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under

"Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.")



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.



Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max III rider.



To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your



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     contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2)    resets the waiting period to exercise the rider to the


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


     tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.



By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS



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


OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the annuity rates in the LIS Annuity Table are calculated
-----------------
based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and



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


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);



    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take



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


withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:



(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.



(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


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


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The additional charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and



    b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such Contract Year




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



          provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.



(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed annuity options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.



(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix E for examples illustrating the operation of the GMIB rider.)


GUARANTEED WITHDRAWAL BENEFITS


We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS



MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED




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WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE
RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.



LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples illustrating the operation of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a




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Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).



7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



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Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).



IT IS IMPORTANT TO NOTE:



o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.



o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.



o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.



o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE



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     FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU
     MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders. If you elect the LWG II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar
Cost



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Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



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TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime
Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);



(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the



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period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will



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reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    AQR Global Risk Balanced Portfolio


    (c)    Barclays Aggregate Bond Index Portfolio


    (d)    BlackRock Global Tactical Strategies Portfolio


    (e)    BlackRock Money Market Portfolio


    (f)    Invesco Balanced-Risk Allocation Portfolio


    (g)    JPMorgan Global Active Allocation Portfolio


    (h)    MetLife Balanced Plus Portfolio



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    (i)    MetLife Balanced Strategy Portfolio


    (j)    MetLife Defensive Strategy Portfolio


    (k)    MetLife Growth Strategy Portfolio


    (l)    MetLife Moderate Strategy Portfolio


    (m)    MetLife Multi-Index Targeted Risk Portfolio


    (n)    Pyramis (Reg. TM) Government Income Portfolio


    (o)    Pyramis (Reg. TM) Managed Risk Portfolio


    (p)    Schroders Global Multi-Asset Portfolio


    (q)    SSgA Growth and Income ETF Portfolio


    (r)    SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in



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any given Contract Year, your Annual Benefit Payment is not cumulative and your
Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);



(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;



(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


RIDER CHARGE. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient



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Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.



If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.



If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity




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Payments Guaranteed Annuity Option. However, if we do, we will adjust your
Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.





8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be




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determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS

If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by



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     the percentage reduction in Account Value attributable to each partial withdrawal made after such date";


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death Benefit - Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the "Guaranteed Minimum Death Benefit" or "GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalcaluated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


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


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit II rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



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The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the death benefit base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days



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


prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Paymemts under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.




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


(See Appendix G for examples of the Enhanced Death Benefit II.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal



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               multiplied by the percentage reduction in Account Value
               attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider



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will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.



If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest



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anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living
Benefits Guaranteed Withdrawal Benefits").


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Paymemts begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Paymemts for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


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WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an Owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been



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recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the Fixed Account and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.



Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends, and certain other items).


The new 3.8% Medicare tax is imposed on the lesser of:


     1. the taxpayer's "net investment income" (from Non-Qualified Contracts, interest, dividends, etc., offset by specified allowable deductions); or


2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in sections 401(a), 403(a), 403(b), 408, 408A, or 457(b) of the Internal Revenue Code (the Code)), but such income will increase modified adjusted gross income in Item 2.


The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.



Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the



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contract does not give the contract Owner investment control over Separate
Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in section 408 of the Code, permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013 (plus, for an employee age 50 or older, $2,500). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.




ROTH IRA. A Roth IRA, as described in section 408A of the Code, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a




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conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans



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should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.



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FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services



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Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company
acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On
December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, and the American Funds Growth Fund for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2012, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information.

Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).



ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI), dated April 30, 2012, contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.595869         27.577229            2,828.3804
  01/01/2007    to  12/31/2007       27.577229         31.434234          115,421.8992
  01/01/2008    to  12/31/2008       31.434234         19.221644          715,009.6271
  01/01/2009    to  12/31/2009       19.221644         27.148833        1,545,213.6600
  01/01/2010    to  12/31/2010       27.148833         30.111073        1,951,544.3757
  01/01/2011    to  12/31/2011       30.111073         27.230875        2,360,706.9305
  01/01/2012    to  12/31/2012       27.230875         33.124204        2,151,512.5307
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       34.141019         17.359619          128,398.7862
  01/01/2009    to  12/31/2009       17.359619         27.791217          285,238.4200
  01/01/2010    to  12/31/2010       27.791217         33.766257          374,600.0918
  01/01/2011    to  12/31/2011       33.766257         27.098326          530,978.9278
  01/01/2012    to  12/31/2012       27.098326         31.783772          505,333.7925
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      197.535160        114.724500           88,812.6981
  01/01/2009    to  12/31/2009      114.724500        158.744573          316,129.9600
  01/01/2010    to  12/31/2010      158.744573        186.992155          385,342.8880
  01/01/2011    to  12/31/2011      186.992155        177.660064          441,671.0729
  01/01/2012    to  12/31/2012      177.660064        207.872243          412,917.7934
============   ==== ==========      ==========        ==========        ==============
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.286482         10.684185        1,361,428.9118
============   ==== ==========      ==========        ==========        ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.228705         11.689864          426,676.6445
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.039829         10.410249         2,697,436.0156
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.663107         19.836529             6,882.6900
  01/01/2010    to  12/31/2010       19.836529         22.793612            34,688.5541
  01/01/2011    to  12/31/2011       22.793612         23.153953            60,171.5013
  01/01/2012    to  12/31/2012       23.153953         26.781694            78,747.8867
============   ==== ==========       =========         =========         ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.612670          9.151817            53,439.7000
  01/01/2010    to  12/31/2010        9.151817         10.206597           161,137.0625
  01/01/2011    to  12/31/2011       10.206597         10.148253           352,970.0614
  01/01/2012    to  12/31/2012       10.148253         11.413805           368,473.3024
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.596480          9.664852            28,107.9869
  01/01/2009    to  12/31/2009        9.664852         12.924645            55,859.2600
  01/01/2010    to  12/31/2010       12.924645         14.894193            69,534.4262
  01/01/2011    to  12/31/2011       14.894193         13.957319           116,913.6652
  01/01/2012    to  12/31/2012       13.957319         17.452720           139,410.0943
============   ==== ==========       =========         =========         ==============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.537730         10.081143            48,227.1037
  01/01/2009    to  12/31/2009       10.081143         12.884855           187,789.7100
  01/01/2010    to  12/31/2010       12.884855         15.250261           228,604.4983
  01/01/2011    to  12/31/2011       15.250261         13.568232           327,917.9684
  01/01/2012    to  12/31/2012       13.568232         15.534613           320,020.0047
============   ==== ==========       =========         =========         ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010821          1.052683         5,269,139.1647
============   ==== ==========       =========         =========         ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012875          1.054739         4,383,891.3263
============   ==== ==========       =========         =========         ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.357803          6.697978            33,390.8316
  01/01/2012    to  12/31/2012        6.697978          7.878011           100,170.4875
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.450880         11.252589                0.0000
  01/01/2007    to  12/31/2007       11.252589         10.508421                0.0000
  01/01/2008    to  12/31/2008       10.508421          4.733504                0.0000
  01/01/2009    to  12/31/2009        4.733504          6.482034                0.0000
  01/01/2010    to  12/31/2010        6.482034          6.905494                0.0000
  01/01/2011    to  04/29/2011        6.905494          7.358257                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.805659         17.982788          174,198.2894
  01/01/2005    to  12/31/2005       17.982788         18.115331          593,942.0975
  01/01/2006    to  12/31/2006       18.115331         19.625095          812,185.1196
  01/01/2007    to  12/31/2007       19.625095         20.753457        1,249,646.5175
  01/01/2008    to  12/31/2008       20.753457         16.766124        1,296,373.0439
  01/01/2009    to  12/31/2009       16.766124         22.760053        1,644,138.3700
  01/01/2010    to  12/31/2010       22.760053         25.518937        1,601,526.5968
  01/01/2011    to  12/31/2011       25.518937         26.457996        1,597,481.7382
  01/01/2012    to  12/31/2012       26.457996         29.659119        1,490,962.7160
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683          306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417        1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469        1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449               37.8149
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       21.077433         24.662779          138,391.7751
  01/01/2005    to  12/31/2005       24.662779         26.448796          490,973.4099
  01/01/2006    to  12/31/2006       26.448796         29.447995          662,850.1552
  01/01/2007    to  12/31/2007       29.447995         29.402077        1,301,952.7430
  01/01/2008    to  12/31/2008       29.402077         17.866591        1,225,254.2425
  01/01/2009    to  12/31/2009       17.866591         22.438514        1,398,467.4500
  01/01/2010    to  12/31/2010       22.438514         27.956089        1,357,147.3992
  01/01/2011    to  12/31/2011       27.956089         26.721557        1,380,557.8704
  01/01/2012    to  12/31/2012       26.721557         30.418743        1,233,629.6698
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683          306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417        1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469        1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449               37.8149
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988973          9.810073         461,828.7809
  01/01/2012    to  12/31/2012        9.810073         10.164603         730,258.0044
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999178          6.629807       1,013,897.8938
  01/01/2009    to  12/31/2009        6.629807          8.217717       4,117,560.3000
  01/01/2010    to  12/31/2010        8.217717          9.055407       5,939,235.5031
  01/01/2011    to  12/31/2011        9.055407          8.938740       7,224,239.3849
  01/01/2012    to  12/31/2012        8.938740         10.106197       6,887,866.6733
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999178          7.065226       2,576,531.0633
  01/01/2009    to  12/31/2009        7.065226          9.014573       7,023,174.6400
  01/01/2010    to  12/31/2010        9.014573          9.846029       7,571,502.8556
  01/01/2011    to  12/31/2011        9.846029          9.600586       7,662,495.4369
  01/01/2012    to  12/31/2012        9.600586         11.064844       7,037,379.6124
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999178          6.598796         194,297.6274
  01/01/2009    to  12/31/2009        6.598796          8.685982         598,369.2000
  01/01/2010    to  12/31/2010        8.685982          9.281343         842,644.6228
  01/01/2011    to  12/31/2011        9.281343          8.576824       1,358,238.7721
  01/01/2012    to  12/31/2012        8.576824         10.403405       1,199,197.7226
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
  SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.287657         19.201376         138,447.2631
  01/01/2007    to  12/31/2007       19.201376         19.504434         341,501.4023
  01/01/2008    to  12/31/2008       19.504434         11.165146         350,501.9391
  01/01/2009    to  12/31/2009       11.165146         14.528486         313,554.0700
  01/01/2010    to  12/31/2010       14.528486         15.486188         276,404.3857
  01/01/2011    to  04/29/2011       15.486188         17.314546               0.0000
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.865757         12.334120          62,035.1085
  01/01/2011    to  12/31/2011       12.334120         12.201626         207,510.1290
  01/01/2012    to  12/31/2012       12.201626         13.840229         218,341.4411
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.066949         10.580032       5,614,676.2724
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.670277          6.298446           56,672.7595
  01/01/2009    to  12/31/2009        6.298446         10.561510          206,534.4900
  01/01/2010    to  12/31/2010       10.561510         12.962358          496,057.8335
  01/01/2011    to  12/31/2011       12.962358         10.459346          818,891.9583
  01/01/2012    to  12/31/2012       10.459346         12.342359          833,033.9145
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.952696         11.476939           74,977.5561
  01/01/2005    to  12/31/2005       11.476939         13.262117          223,481.0883
  01/01/2006    to  12/31/2006       13.262117         16.659892          383,514.6758
  01/01/2007    to  12/31/2007       16.659892         18.732425          412,686.1474
  01/01/2008    to  12/31/2008       18.732425         10.715626          389,609.2502
  01/01/2009    to  12/31/2009       10.715626         13.992803          554,654.9600
  01/01/2010    to  12/31/2010       13.992803         15.472122          886,066.9664
  01/01/2011    to  12/31/2011       15.472122         13.711486        1,211,428.9095
  01/01/2012    to  12/31/2012       13.711486         15.882198        1,236,092.6195
============   ==== ==========       =========         =========        ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.326134         16.331021          141,158.0232
  01/01/2008    to  12/31/2008       16.331021         10.000736          153,661.7040
  01/01/2009    to  12/31/2009       10.000736         13.574967          268,655.3000
  01/01/2010    to  12/31/2010       13.574967         16.553455          337,442.6816
  01/01/2011    to  12/31/2011       16.553455         15.563210          422,287.9979
  01/01/2012    to  12/31/2012       15.563210         16.262808          427,911.6519
============   ==== ==========       =========         =========        ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       13.347029         15.544249           10,936.2723
  01/01/2005    to  12/31/2005       15.544249         16.938261           26,016.2833
  01/01/2006    to  12/31/2006       16.938261         19.269859           87,015.7898
  01/01/2007    to  04/27/2007       19.269859         20.993498               15.9049
============   ==== ==========       =========         =========        ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
  (CLASS A))
  05/01/2006    to  12/31/2006       11.476032         12.207428            3,110.8844
  01/01/2007    to  04/27/2007       12.207428         13.513024                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.970562         10.004177           90,021.9761
  01/01/2005    to  12/31/2005       10.004177         10.384527          237,197.1750
  01/01/2006    to  12/31/2006       10.384527         11.169913          430,950.2706
  01/01/2007    to  12/31/2007       11.169913         13.689130          524,953.1286
  01/01/2008    to  12/31/2008       13.689130          7.234631          680,126.2025
  01/01/2009    to  12/31/2009        7.234631         11.293016        1,032,212.3400
  01/01/2010    to  12/31/2010       11.293016         14.805095        1,166,390.5253
  01/01/2011    to  12/31/2011       14.805095         13.677570        1,357,853.9607
  01/01/2012    to  12/31/2012       13.677570         14.834876        1,399,763.6433
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.187902         13.538788          239,633.7400
  01/01/2010    to  12/31/2010       13.538788         14.480541          891,588.0087
  01/01/2011    to  12/31/2011       14.480541         15.973804        1,652,421.8527
  01/01/2012    to  12/31/2012       15.973804         17.301537        1,826,233.6915
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.912566         12.400896          138,487.9344
  01/01/2005    to  12/31/2005       12.400896         12.585142          548,983.1698
  01/01/2006    to  12/31/2006       12.585142         13.055683          982,969.6644
  01/01/2007    to  12/31/2007       13.055683         13.937788        1,258,127.3388
  01/01/2008    to  12/31/2008       13.937788         13.890031        2,096,965.8015
  01/01/2009    to  12/31/2009       13.890031         16.271687        5,396,112.7600
  01/01/2010    to  12/31/2010       16.271687         17.469642        7,345,212.8958
  01/01/2011    to  12/31/2011       17.469642         17.889021        8,932,619.4338
  01/01/2012    to  12/31/2012       17.889021         19.400688        8,957,271.2215
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.324801         15.882746           49,988.2254
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.742610         21.415937            7,647.1002
  01/01/2007    to  12/31/2007       21.415937         22.318898           13,493.4195
  01/01/2008    to  12/31/2008       22.318898         14.877925           61,129.3000
  01/01/2009    to  12/31/2009       14.877925         18.293829          776,787.8500
  01/01/2010    to  12/31/2010       18.293829         21.102605          817,082.4096
  01/01/2011    to  12/31/2011       21.102605         19.992808          906,280.7416
  01/01/2012    to  12/31/2012       19.992808         21.944114          879,518.5228
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.750516         11.586807         289,193.2246
  01/01/2005    to  12/31/2005       11.586807         12.133369         942,286.1392
  01/01/2006    to  12/31/2006       12.133369         13.227270       1,439,957.2257
  01/01/2007    to  12/31/2007       13.227270         13.085545       1,373,736.6718
  01/01/2008    to  12/31/2008       13.085545          7.739971       1,221,338.4914
  01/01/2009    to  05/01/2009        7.739971          7.669640               0.0000
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.626532         16.843427           4,767.2894
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.586500         20.433310           3,072.2146
  01/01/2007    to  12/31/2007       20.433310         21.627720          23,955.6870
  01/01/2008    to  12/31/2008       21.627720         19.159924          52,032.2972
  01/01/2009    to  12/31/2009       19.159924         25.308901         106,344.9800
  01/01/2010    to  12/31/2010       25.308901         28.178251         135,916.0626
  01/01/2011    to  12/31/2011       28.178251         28.983105         146,991.7794
  01/01/2012    to  12/31/2012       28.983105         32.109391         144,608.0081
============   ==== ==========       =========         =========       ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.843366         11.059155         359,422.5280
============   ==== ==========       =========         =========       ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010854          1.072932       2,024,750.5556
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.297643         10.284339          72,941.4000
  01/01/2010    to  12/31/2010       10.284339         11.652242         148,333.2211
  01/01/2011    to  12/31/2011       11.652242         11.319128         290,686.8021
  01/01/2012    to  12/31/2012       11.319128         12.922873         228,826.7327
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.013851         10.851603         643,739.6800
  01/01/2010    to  12/31/2010       10.851603         12.088701       1,788,208.2271
  01/01/2011    to  12/31/2011       12.088701         12.125858       3,286,416.3129
  01/01/2012    to  12/31/2012       12.125858         13.580706       3,387,804.2990
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       46.025646         51.209751         149,139.8572
  01/01/2005    to  12/31/2005       51.209751         52.552136         461,008.0677
  01/01/2006    to  12/31/2006       52.552136         61.437036         643,585.2878
  01/01/2007    to  12/31/2007       61.437036         63.244835         688,420.8500
  01/01/2008    to  12/31/2008       63.244835         39.966454         797,761.5907
  01/01/2009    to  12/31/2009       39.966454         46.964170       1,240,136.8500
  01/01/2010    to  12/31/2010       46.964170         54.546339       1,290,934.3945
  01/01/2011    to  12/31/2011       54.546339         51.968588       1,293,224.6989
  01/01/2012    to  12/31/2012       51.968588         60.851262       1,144,032.5578
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME
  SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       49.631033         54.106461           2,110.2239
  01/01/2005    to  12/31/2005       54.106461         56.511006          11,783.4382
  01/01/2006    to  12/31/2006       56.511006         65.014278          15,186.3787
  01/01/2007    to  12/31/2007       65.014278         60.629326          15,453.6088
  01/01/2008    to  12/31/2008       60.629326         36.888955          10,640.6717
  01/01/2009    to  12/31/2009       36.888955         47.528513           9,044.0500
  01/01/2010    to  04/30/2010       47.528513         50.887032               0.0000
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999384         10.521679         579,739.9902
  01/01/2006    to  12/31/2006       10.521679         12.119695       1,697,796.1691
  01/01/2007    to  12/31/2007       12.119695         11.728894       2,169,094.8117
  01/01/2008    to  12/31/2008       11.728894          7.460587       2,438,771.5344
  01/01/2009    to  12/31/2009        7.460587          9.372444       3,379,151.0800
  01/01/2010    to  12/31/2010        9.372444         10.684154       3,815,696.2173
  01/01/2011    to  12/31/2011       10.684154         10.447236       4,084,481.9537
  01/01/2012    to  12/31/2012       10.447236         12.280105       3,694,586.4378
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.863678         14.758130             0.0000
  01/01/2005    to  12/31/2005       14.758130         17.224227             0.0000
  01/01/2006    to  12/31/2006       17.224227         19.870077             0.0000
  01/01/2007    to  12/31/2007       19.870077         21.706564             0.0000
  01/01/2008    to  12/31/2008       21.706564         12.012697             0.0000
  01/01/2009    to  12/31/2009       12.012697         14.532389             0.0000
  01/01/2010    to  12/31/2010       14.532389         15.413376             0.0000
  01/01/2011    to  12/31/2011       15.413376         12.218542             0.0000
  01/01/2012    to  12/31/2012       12.218542         14.475421             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       51.809276         52.255738         4,426.9598
  01/01/2006    to  12/31/2006       52.255738         54.012009        36,378.8557
  01/01/2007    to  12/31/2007       54.012009         56.834530        80,833.0696
  01/01/2008    to  12/31/2008       56.834530         54.341362       178,957.5508
  01/01/2009    to  12/31/2009       54.341362         58.888335       448,467.2100
  01/01/2010    to  12/31/2010       58.888335         63.164509       612,021.7973
  01/01/2011    to  12/31/2011       63.164509         66.645921       704,779.7831
  01/01/2012    to  12/31/2012       66.645921         70.961806       710,023.2339
============   ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       24.256070         30.719201         2,555.6900
  01/01/2010    to  12/31/2010       30.719201         36.532700        24,218.6293
  01/01/2011    to  12/31/2011       36.532700         33.016457        53,784.9623
  01/01/2012    to  12/31/2012       33.016457         37.478142        46,700.3759
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.239069         10.391647        32,935.6107
  01/01/2006    to  12/31/2006       10.391647         10.783605        77,106.6454
  01/01/2007    to  12/31/2007       10.783605         11.217860        84,984.4600
  01/01/2008    to  12/31/2008       11.217860         11.423196       546,868.7132
  01/01/2009    to  12/31/2009       11.423196         11.366551       546,842.4700
  01/01/2010    to  12/31/2010       11.366551         11.281618       426,185.2465
  01/01/2011    to  12/31/2011       11.281618         11.197551       607,796.6919
  01/01/2012    to  12/31/2012       11.197551         11.113425       908,476.3753
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.200992         10.203516            81.9323
  01/01/2005    to  04/30/2005       10.203516         10.238536             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.656247         33.147513           46,206.7124
  01/01/2005    to  12/31/2005       33.147513         36.235212          201,353.3958
  01/01/2006    to  12/31/2006       36.235212         41.146130          374,178.4001
  01/01/2007    to  12/31/2007       41.146130         42.646984          424,999.6679
  01/01/2008    to  12/31/2008       42.646984         25.626326          530,040.7806
  01/01/2009    to  12/31/2009       25.626326         33.530186          778,720.9000
  01/01/2010    to  12/31/2010       33.530186         37.212283          857,654.3451
  01/01/2011    to  12/31/2011       37.212283         35.391288          886,967.2150
  01/01/2012    to  12/31/2012       35.391288         39.586936          806,331.3751
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.203893          5.071509          324,784.4657
  01/01/2006    to  12/31/2006        5.071509          5.160765          278,297.5831
  01/01/2007    to  12/31/2007        5.160765          5.705338          242,133.0605
  01/01/2008    to  12/31/2008        5.705338          3.593145          194,990.8094
  01/01/2009    to  12/31/2009        3.593145          4.977215          154,627.8100
  01/01/2010    to  12/31/2010        4.977215          5.498935          133,035.8132
  01/01/2011    to  12/31/2011        5.498935          5.470033          112,116.6574
  01/01/2012    to  12/31/2012        5.470033          6.273534        1,461,793.9969
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.337440          4.547654          150,475.1640
  01/01/2005    to  04/30/2005        4.547654          4.191750                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.168753          8.908036          153,599.9762
  01/01/2006    to  12/31/2006        8.908036          9.515033          554,095.5238
  01/01/2007    to  12/31/2007        9.515033         10.792948          768,446.1358
  01/01/2008    to  12/31/2008       10.792948          5.791039          900,083.3074
  01/01/2009    to  12/31/2009        5.791039          8.259672        1,009,661.4600
  01/01/2010    to  12/31/2010        8.259672          8.968292        1,001,346.6093
  01/01/2011    to  12/31/2011        8.968292          8.778521          944,014.1486
  01/01/2012    to  04/27/2012        8.778521          9.896718                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       12.021354         11.671674           73,304.7648
  01/01/2008    to  12/31/2008       11.671674          6.798931          228,860.1449
  01/01/2009    to  12/31/2009        6.798931          8.750714          406,267.0000
  01/01/2010    to  12/31/2010        8.750714         11.407917          391,535.3807
  01/01/2011    to  12/31/2011       11.407917         11.633706          379,838.4934
  01/01/2012    to  12/31/2012       11.633706         12.804206          333,754.2216
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.748764         14.373364            2,057.7600
  01/01/2010    to  12/31/2010       14.373364         17.488516            8,814.1684
  01/01/2011    to  12/31/2011       17.488516         14.537075           29,330.9036
  01/01/2012    to  12/31/2012       14.537075         17.011090           30,685.7693
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       41.065559         44.845307           86,246.2788
  01/01/2005    to  12/31/2005       44.845307         45.780077          318,964.5412
  01/01/2006    to  12/31/2006       45.780077         50.861249          469,382.0549
  01/01/2007    to  12/31/2007       50.861249         52.557687          520,668.7756
  01/01/2008    to  12/31/2008       52.557687         40.506556          534,683.3501
  01/01/2009    to  12/31/2009       40.506556         47.562625          771,256.7500
  01/01/2010    to  12/31/2010       47.562625         51.832627          839,746.3649
  01/01/2011    to  12/31/2011       51.832627         52.556705          851,515.5201
  01/01/2012    to  12/31/2012       52.556705         58.060696          821,117.5535
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.031416         11.929935          112,422.7509
  01/01/2009    to  12/31/2009       11.929935         14.278214          591,530.4900
  01/01/2010    to  12/31/2010       14.278214         15.755817        1,041,278.4792
  01/01/2011    to  12/31/2011       15.755817         15.738260        1,576,271.4829
  01/01/2012    to  12/31/2012       15.738260         18.169038        1,688,873.2096
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.148999         17.818958           82,759.8940
  01/01/2006    to  12/31/2006       17.818958         20.578063          261,574.7120
  01/01/2007    to  12/31/2007       20.578063         21.702370          296,119.1985
  01/01/2008    to  12/31/2008       21.702370         12.803765          305,098.1533
  01/01/2009    to  12/31/2009       12.803765         17.766116          380,742.8100
  01/01/2010    to  12/31/2010       17.766116         20.441823          445,261.6229
  01/01/2011    to  12/31/2011       20.441823         18.584090          508,312.0491
  01/01/2012    to  12/31/2012       18.584090         22.350204          456,291.7554
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.067099         19.081068           27,988.7151
  01/01/2011    to  12/31/2011       19.081068         15.780894          138,638.5569
  01/01/2012    to  12/31/2012       15.780894         16.066207          164,264.1757
============   ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.102493         13.403715          145,162.8653
  01/01/2005    to  12/31/2005       13.403715         14.036301          510,253.9428
  01/01/2006    to  12/31/2006       14.036301         16.556958          849,831.1295
  01/01/2007    to  12/31/2007       16.556958         16.956462          976,727.4118
  01/01/2008    to  12/31/2008       16.956462         11.588513          846,635.5607
  01/01/2009    to  12/31/2009       11.588513         14.659227          715,113.6300
  01/01/2010    to  12/31/2010       14.659227         16.383923          625,597.4743
  01/01/2011    to  12/31/2011       16.383923         16.574225          534,414.7917
  01/01/2012    to  12/31/2012       16.574225         19.625297          445,037.6066
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.576274         13.226383            7,685.9274
  01/01/2007    to  12/31/2007       13.226383         13.506007           38,230.6134
  01/01/2008    to  12/31/2008       13.506007          7.933951           92,607.1210
  01/01/2009    to  12/31/2009        7.933951         10.445469          183,064.4800
  01/01/2010    to  12/31/2010       10.445469         12.078159          351,818.2253
  01/01/2011    to  12/31/2011       12.078159         11.295716          718,956.0067
  01/01/2012    to  12/31/2012       11.295716         13.087813          716,250.8809
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.626062         12.297115          543,879.6075
  01/01/2007    to  12/31/2007       12.297115         12.800657        7,308,287.8819
  01/01/2008    to  12/31/2008       12.800657          8.647387       17,369,217.0809
  01/01/2009    to  12/31/2009        8.647387         11.014776       37,574,133.3800
  01/01/2010    to  12/31/2010       11.014776         12.417689       55,018,015.7600
  01/01/2011    to  12/31/2011       12.417689         12.115225       73,561,593.6192
  01/01/2012    to  12/31/2012       12.115225         13.699349       70,770,856.6821
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.737551         11.316984           40,127.8975
  01/01/2007    to  12/31/2007       11.316984         11.896838          293,692.9684
  01/01/2008    to  12/31/2008       11.896838          9.369355        1,147,730.7307
  01/01/2009    to  12/31/2009        9.369355         11.429610        3,120,627.1300
  01/01/2010    to  12/31/2010       11.429610         12.580994        4,485,843.9423
  01/01/2011    to  12/31/2011       12.580994         12.708831        5,811,058.1234
  01/01/2012    to  12/31/2012       12.708831         13.989693        6,104,885.1134
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.250851         12.965813          349,594.8343
  01/01/2007    to  12/31/2007       12.965813         13.473571        4,596,311.0776
  01/01/2008    to  12/31/2008       13.473571          8.308846       11,850,969.1748
  01/01/2009    to  12/31/2009        8.308846         10.728906       17,783,955.9800
  01/01/2010    to  12/31/2010       10.728906         12.298184       17,478,805.3616
  01/01/2011    to  12/31/2011       12.298184         11.733688       17,307,721.2005
  01/01/2012    to  12/31/2012       11.733688         13.476264       15,871,936.5407
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.152541         11.769167          144,471.8739
  01/01/2007    to  12/31/2007       11.769167         12.405794        1,547,641.4716
  01/01/2008    to  12/31/2008       12.405794          9.059783        4,402,404.8181
  01/01/2009    to  12/31/2009        9.059783         11.337773       11,572,951.8000
  01/01/2010    to  12/31/2010       11.337773         12.648378       17,213,142.7517
  01/01/2011    to  12/31/2011       12.648378         12.539376       22,850,340.3817
  01/01/2012    to  12/31/2012       12.539376         13.987689       22,738,467.6770
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.115802         26.022880           663.8975
  01/01/2007    to  12/31/2007       26.022880         29.484151         7,325.4267
  01/01/2008    to  12/31/2008       29.484151         17.920810        21,292.6682
  01/01/2009    to  12/31/2009       17.920810         25.160165        27,172.9200
  01/01/2010    to  12/31/2010       25.160165         27.738673        22,965.1668
  01/01/2011    to  12/31/2011       27.738673         24.935541        23,325.9836
  01/01/2012    to  12/31/2012       24.935541         30.149823        30,626.8400
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.152411         16.281922         2,529.5529
  01/01/2009    to  12/31/2009       16.281922         25.910124         9,043.2800
  01/01/2010    to  12/31/2010       25.910124         31.292670         5,711.4306
  01/01/2011    to  12/31/2011       31.292670         24.963094         6,507.9779
  01/01/2012    to  12/31/2012       24.963094         29.103340         7,500.9106
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      170.804978         98.796381         1,075.7763
  01/01/2009    to  12/31/2009       98.796381        135.887151         6,059.0300
  01/01/2010    to  12/31/2010      135.887151        159.110915         8,749.7730
  01/01/2011    to  12/31/2011      159.110915        150.267699        13,222.8582
  01/01/2012    to  12/31/2012      150.267699        174.764880        22,018.8481
============   ==== ==========      ==========        ==========        ===========
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.224438         10.577077        13,281.8382
============   ==== ==========      ==========        ==========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.159194         11.570824        10,552.0531
============   ==== ==========      ==========        ==========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.979267         10.305877        48,995.1477
============   ==== ==========      ==========        ==========        ===========
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.515346         18.310367         4,530.5800
  01/01/2010    to  12/31/2010       18.310367         20.914174         3,246.0338
  01/01/2011    to  12/31/2011       20.914174         21.118055         5,325.0721
  01/01/2012    to  12/31/2012       21.118055         24.279981         7,727.0288
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.120924          8.526874           876.8600
  01/01/2010    to  12/31/2010        8.526874          9.452792         1,458.4886
  01/01/2011    to  12/31/2011        9.452792          9.342637         6,195.6387
  01/01/2012    to  12/31/2012        9.342637         10.444557        38,778.6136
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.179718          9.397492             0.0000
  01/01/2009    to  12/31/2009        9.397492         12.491908           698.5300
  01/01/2010    to  12/31/2010       12.491908         14.309532           460.6919
  01/01/2011    to  12/31/2011       14.309532         13.329346         2,090.2664
  01/01/2012    to  12/31/2012       13.329346         16.567309         4,799.8586
============   ==== ==========       =========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.296949          9.861594             0.0000
  01/01/2009    to  12/31/2009        9.861594         12.528820         4,048.3800
  01/01/2010    to  12/31/2010       12.528820         14.740249         6,081.3055
  01/01/2011    to  12/31/2011       14.740249         13.036124         9,789.2464
  01/01/2012    to  12/31/2012       13.036124         14.835664        11,582.3449
============   ==== ==========       =========         =========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721          1.048350             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012776          1.050397       160,620.1945
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.118567          6.454427         3,583.1560
  01/01/2012    to  12/31/2012        6.454427          7.545908         8,150.6399
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.419646         11.174422             0.0000
  01/01/2007    to  12/31/2007       11.174422         10.372626             0.0000
  01/01/2008    to  12/31/2008       10.372626          4.644172             0.0000
  01/01/2009    to  12/31/2009        4.644172          6.321646             0.0000
  01/01/2010    to  12/31/2010        6.321646          6.694375             0.0000
  01/01/2011    to  04/29/2011        6.694375          7.119357             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.016901         17.070755        11,766.4374
  01/01/2005    to  12/31/2005       17.070755         17.093990        48,594.7874
  01/01/2006    to  12/31/2006       17.093990         18.408180        50,061.2011
  01/01/2007    to  12/31/2007       18.408180         19.349515        74,818.5723
  01/01/2008    to  12/31/2008       19.349515         15.538091        68,231.2883
  01/01/2009    to  12/31/2009       15.538091         20.966961        72,873.2600
  01/01/2010    to  12/31/2010       20.966961         23.367957        75,423.1138
  01/01/2011    to  12/31/2011       23.367957         24.083329        77,831.0359
  01/01/2012    to  12/31/2012       24.083329         26.834844        95,929.8440
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.246338         23.596288        23,058.7772
  01/01/2005    to  12/31/2005       23.596288         25.154161        42,982.3054
  01/01/2006    to  12/31/2006       25.154161         27.839479        47,805.1095
  01/01/2007    to  12/31/2007       27.839479         27.628858        88,535.4225
  01/01/2008    to  12/31/2008       27.628858         16.688111        77,820.0089
  01/01/2009    to  12/31/2009       16.688111         20.833061        64,600.9700
  01/01/2010    to  12/31/2010       20.833061         25.800792        56,548.7310
  01/01/2011    to  12/31/2011       25.800792         24.514149        52,494.9829
  01/01/2012    to  12/31/2012       24.514149         27.738133        52,296.4017
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988152          9.770313        27,451.2876
  01/01/2012    to  12/31/2012        9.770313         10.062528       113,251.7983
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          6.602419        26,131.3547
  01/01/2009    to  12/31/2009        6.602419          8.134820       155,170.6600
  01/01/2010    to  12/31/2010        8.134820          8.910481       231,643.8525
  01/01/2011    to  12/31/2011        8.910481          8.743166       257,983.1301
  01/01/2012    to  12/31/2012        8.743166          9.825655       360,235.5023
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          7.036064             0.0000
  01/01/2009    to  12/31/2009        7.036064          8.923678        26,402.2600
  01/01/2010    to  12/31/2010        8.923678          9.688494        61,327.2768
  01/01/2011    to  12/31/2011        9.688494          9.390567        59,710.7302
  01/01/2012    to  12/31/2012        9.390567         10.757735        91,542.6272
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          6.571546         5,604.9273
  01/01/2009    to  12/31/2009        6.571546          8.598375        23,592.6100
  01/01/2010    to  12/31/2010        8.598375          9.132818        29,395.5122
  01/01/2011    to  12/31/2011        9.132818          8.389147        54,921.2159
  01/01/2012    to  12/31/2012        8.389147         10.114598        59,535.4392
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
  SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.981453         18.786403         2,823.4327
  01/01/2007    to  12/31/2007       18.786403         18.968127        12,710.1142
  01/01/2008    to  12/31/2008       18.968127         10.792850        20,038.7030
  01/01/2009    to  12/31/2009       10.792850         13.960034        15,513.0600
  01/01/2010    to  12/31/2010       13.960034         14.791332        14,519.4623
  01/01/2011    to  04/29/2011       14.791332         16.505355             0.0000
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.794250         12.211146             0.0000
  01/01/2011    to  12/31/2011       12.211146         12.007884         2,600.5262
  01/01/2012    to  12/31/2012       12.007884         13.538578         2,585.2416
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.006229         10.473971        98,124.6141
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.506976          6.197845         3,346.3309
  01/01/2009    to  12/31/2009        6.197845         10.330687        16,629.0500
  01/01/2010    to  12/31/2010       10.330687         12.603356        10,636.7148
  01/01/2011    to  12/31/2011       12.603356         10.108878        10,165.0186
  01/01/2012    to  12/31/2012       10.108878         11.857090        15,308.9478
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.762042         11.212402         9,171.2575
   01/01/2005                             to  12/31/2005       11.212402         12.879180        19,128.3663
   01/01/2006                             to  12/31/2006       12.879180         16.082372        30,973.8880
   01/01/2007                             to  12/31/2007       16.082372         17.974294        36,702.0236
   01/01/2008                             to  12/31/2008       17.974294         10.220104        32,664.6873
   01/01/2009                             to  12/31/2009       10.220104         13.265886        42,402.1000
   01/01/2010                             to  12/31/2010       13.265886         14.580731        59,499.7814
   01/01/2011                             to  12/31/2011       14.580731         12.844299        82,428.4023
   01/01/2012                             to  12/31/2012       12.844299         14.788292       143,227.6480
=============                            ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.725111         15.731901        15,303.4099
   01/01/2008                             to  12/31/2008       15.731901          9.575912        12,595.9905
   01/01/2009                             to  12/31/2009        9.575912         12.920563        13,058.1400
   01/01/2010                             to  12/31/2010       12.920563         15.661334        13,962.7437
   01/01/2011                             to  12/31/2011       15.661334         14.636511        15,796.2828
   01/01/2012                             to  12/31/2012       14.636511         15.202456        17,323.9617
=============                            ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.720544         14.755826           977.2543
   01/01/2005                             to  12/31/2005       14.755826         15.983273         1,442.0523
   01/01/2006                             to  12/31/2006       15.983273         18.074954         5,130.0476
   01/01/2007                             to  04/27/2007       18.074954         19.653258             0.0000
=============                            ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   05/01/2006                             to  12/31/2006       11.404984         12.083688             0.0000
   01/01/2007                             to  04/27/2007       12.083688         13.349947             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.798771          9.773621        10,397.3894
  01/01/2005    to  12/31/2005        9.773621         10.084695        55,224.8213
  01/01/2006    to  12/31/2006       10.084695         10.782675        50,249.1985
  01/01/2007    to  12/31/2007       10.782675         13.135094        57,597.8959
  01/01/2008    to  12/31/2008       13.135094          6.900038        55,931.1159
  01/01/2009    to  12/31/2009        6.900038         10.706333        68,652.9100
  01/01/2010    to  12/31/2010       10.706333         13.952112        70,973.8404
  01/01/2011    to  12/31/2011       13.952112         12.812565        78,913.2283
  01/01/2012    to  12/31/2012       12.812565         13.813101       114,931.4118
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.756012         13.007430         2,656.6800
  01/01/2010    to  12/31/2010       13.007430         13.829023        13,281.9282
  01/01/2011    to  12/31/2011       13.829023         15.164142        12,580.8794
  01/01/2012    to  12/31/2012       15.164142         16.325836        40,282.9032
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.684520         12.115215         8,703.6780
  01/01/2005    to  12/31/2005       12.115215         12.221861        46,258.0736
  01/01/2006    to  12/31/2006       12.221861         12.603183        48,149.6490
  01/01/2007    to  12/31/2007       12.603183         13.373813        58,107.9798
  01/01/2008    to  12/31/2008       13.373813         13.248072        64,102.6796
  01/01/2009    to  12/31/2009       13.248072         15.426883       103,463.8700
  01/01/2010    to  12/31/2010       15.426883         16.463606       138,933.9334
  01/01/2011    to  12/31/2011       16.463606         16.758272       175,641.0545
  01/01/2012    to  12/31/2012       16.758272         18.065121       286,628.6147
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.605718         15.088051         4,386.9613
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.344634         19.820479             0.0000
  01/01/2007    to  12/31/2007       19.820479         20.531922             0.0000
  01/01/2008    to  12/31/2008       20.531922         13.604440         1,106.7780
  01/01/2009    to  12/31/2009       13.604440         16.627877        54,990.5000
  01/01/2010    to  12/31/2010       16.627877         19.066242        54,977.9878
  01/01/2011    to  12/31/2011       19.066242         17.955680        70,301.8050
  01/01/2012    to  12/31/2012       17.955680         19.589666       101,627.1142
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.621775         11.402596        38,326.8761
  01/01/2005    to  12/31/2005       11.402596         11.869251        85,768.3666
  01/01/2006    to  12/31/2006       11.869251         12.862149       102,515.2711
  01/01/2007    to  12/31/2007       12.862149         12.647781       126,186.7374
  01/01/2008    to  12/31/2008       12.647781          7.436020       116,116.9597
  01/01/2009    to  05/01/2009        7.436020          7.353738             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.893241         16.000605           840.5091
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.243574         18.956774         2,125.2170
  01/01/2007    to  12/31/2007       18.956774         19.944232         4,493.2905
  01/01/2008    to  12/31/2008       19.944232         17.562519         4,340.2139
  01/01/2009    to  12/31/2009       17.562519         23.060218         4,802.4600
  01/01/2010    to  12/31/2010       23.060218         25.521126         4,348.9486
  01/01/2011    to  12/31/2011       25.521126         26.093505         2,265.9401
  01/01/2012    to  12/31/2012       26.093505         28.734319         4,841.9900
============   ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.777997         10.948317             0.0000
============   ==== ==========       =========         =========       ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010754          1.068516             0.0000
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.120450         10.025004         1,605.3000
  01/01/2010    to  12/31/2010       10.025004         11.290542         1,073.4256
  01/01/2011    to  12/31/2011       11.290542         10.902286         4,793.8221
  01/01/2012    to  12/31/2012       10.902286         12.372150         5,057.9109
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.821413         10.578008         6,377.6700
  01/01/2010    to  12/31/2010       10.578008         11.713492         7,105.4233
  01/01/2011    to  12/31/2011       11.713492         11.679368        15,493.5322
  01/01/2012    to  12/31/2012       11.679368         13.002009        69,440.6557
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       42.216839         46.785480        17,875.8523
  01/01/2005    to  12/31/2005       46.785480         47.725495        42,547.2535
  01/01/2006    to  12/31/2006       47.725495         55.461633        48,336.8797
  01/01/2007    to  12/31/2007       55.461633         56.750170        50,623.4774
  01/01/2008    to  12/31/2008       56.750170         35.646417        50,115.2650
  01/01/2009    to  12/31/2009       35.646417         41.637010        51,066.6800
  01/01/2010    to  12/31/2010       41.637010         48.070128        46,736.8731
  01/01/2011    to  12/31/2011       48.070128         45.524924        44,599.9019
  01/01/2012    to  12/31/2012       45.524924         52.985763        40,006.3971
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME
  SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.018747         48.883437             0.0000
  01/01/2005    to  12/31/2005       48.883437         50.751364             0.0000
  01/01/2006    to  12/31/2006       50.751364         58.039761             0.0000
  01/01/2007    to  12/31/2007       58.039761         53.799492             0.0000
  01/01/2008    to  12/31/2008       53.799492         32.536543             0.0000
  01/01/2009    to  12/31/2009       32.536543         41.669985             0.0000
  01/01/2010    to  04/30/2010       41.669985         44.526821             0.0000
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998890         10.479411        37,949.7534
  01/01/2006    to  12/31/2006       10.479411         11.999016        74,607.3556
  01/01/2007    to  12/31/2007       11.999016         11.542253       100,495.9824
  01/01/2008    to  12/31/2008       11.542253          7.297697       104,166.8876
  01/01/2009    to  12/31/2009        7.297697          9.114185       151,247.8000
  01/01/2010    to  12/31/2010        9.114185         10.329724       167,704.4953
  01/01/2011    to  12/31/2011       10.329724         10.042356       167,357.7837
  01/01/2012    to  12/31/2012       10.042356         11.741929       178,529.7040
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.897057         13.594974             0.0000
  01/01/2005    to  12/31/2005       13.594974         15.772100             0.0000
  01/01/2006    to  12/31/2006       15.772100         18.086345             0.0000
  01/01/2007    to  12/31/2007       18.086345         19.639138             0.0000
  01/01/2008    to  12/31/2008       19.639138         10.803218             0.0000
  01/01/2009    to  12/31/2009       10.803218         12.991027             0.0000
  01/01/2010    to  12/31/2010       12.991027         13.696258             0.0000
  01/01/2011    to  12/31/2011       13.696258         10.792437             0.0000
  01/01/2012    to  12/31/2012       10.792437         12.709057             0.0000
============   ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.485755         45.695584             0.0000
  01/01/2006    to  12/31/2006       45.695584         46.949642           255.2535
  01/01/2007    to  12/31/2007       46.949642         49.106064         1,907.2222
  01/01/2008    to  12/31/2008       49.106064         46.670289         3,269.4370
  01/01/2009    to  12/31/2009       46.670289         50.272974         7,461.2500
  01/01/2010    to  12/31/2010       50.272974         53.601088        17,244.1774
  01/01/2011    to  12/31/2011       53.601088         56.218123        19,913.9111
  01/01/2012    to  12/31/2012       56.218123         59.498823        23,285.3975
============   ==== ==========       =========         =========        ===========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       22.232400         28.045236         1,320.2600
  01/01/2010    to  12/31/2010       28.045236         33.153421         3,219.6120
  01/01/2011    to  12/31/2011       33.153421         29.783498         3,219.4753
  01/01/2012    to  12/31/2012       29.783498         33.605071         3,562.0372
============   ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.983111         10.091655             0.0000
  01/01/2006    to  12/31/2006       10.091655         10.409835        22,937.3516
  01/01/2007    to  12/31/2007       10.409835         10.763918        23,550.2192
  01/01/2008    to  12/31/2008       10.763918         10.895205        38,080.5389
  01/01/2009    to  12/31/2009       10.895205         10.776324        13,378.3100
  01/01/2010    to  12/31/2010       10.776324         10.631817        86,204.9433
  01/01/2011    to  12/31/2011       10.631817         10.489636        44,838.3451
  01/01/2012    to  12/31/2012       10.489636         10.348208        46,422.5729
============   ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.005679          9.968418             0.0000
  01/01/2005    to  04/30/2005        9.968418          9.983084             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       28.956126         31.184935        14,167.7805
  01/01/2005    to  12/31/2005       31.184935         33.886562        22,346.0000
  01/01/2006    to  12/31/2006       33.886562         38.249678        23,398.8829
  01/01/2007    to  12/31/2007       38.249678         39.406402        27,041.1047
  01/01/2008    to  12/31/2008       39.406402         23.536584        27,387.4448
  01/01/2009    to  12/31/2009       23.536584         30.611686        30,008.6900
  01/01/2010    to  12/31/2010       30.611686         33.770235        31,394.0155
  01/01/2011    to  12/31/2011       33.770235         31.925899        30,124.6959
  01/01/2012    to  12/31/2012       31.925899         35.496042        31,191.7733
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.079356          4.901758        30,671.6410
  01/01/2006    to  12/31/2006        4.901758          4.958263        22,037.8744
  01/01/2007    to  12/31/2007        4.958263          5.448501        21,684.3567
  01/01/2008    to  12/31/2008        5.448501          3.410752        12,131.1105
  01/01/2009    to  12/31/2009        3.410752          4.696321        11,187.7300
  01/01/2010    to  12/31/2010        4.696321          5.157584        10,576.5569
  01/01/2011    to  12/31/2011        5.157584          5.099848         9,819.3700
  01/01/2012    to  12/31/2012        5.099848          5.813815        44,303.6648
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.234216          4.421800        19,221.6541
  01/01/2005    to  04/30/2005        4.421800          4.067773             0.0000
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.964511          8.650849         9,135.4025
  01/01/2006    to  12/31/2006        8.650849          9.185190        14,274.1171
  01/01/2007    to  12/31/2007        9.185190         10.356153        27,276.5866
  01/01/2008    to  12/31/2008       10.356153          5.523224        26,363.4789
  01/01/2009    to  12/31/2009        5.523224          7.830586        22,378.1600
  01/01/2010    to  12/31/2010        7.830586          8.451575        21,985.1238
  01/01/2011    to  12/31/2011        8.451575          8.223354        21,401.0719
  01/01/2012    to  04/27/2012        8.223354          9.252749             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.596153         11.213566         1,674.4920
  01/01/2008    to  12/31/2008       11.213566          6.492769         8,427.7368
  01/01/2009    to  12/31/2009        6.492769          8.306665        16,713.4700
  01/01/2010    to  12/31/2010        8.306665         10.764355        16,699.7572
  01/01/2011    to  12/31/2011       10.764355         10.911861        15,953.9538
  01/01/2012    to  12/31/2012       10.911861         11.937521        14,348.7984
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.715888         14.272851           164.9300
  01/01/2010    to  12/31/2010       14.272851         17.262501           166.7324
  01/01/2011    to  12/31/2011       17.262501         14.263425           170.1572
  01/01/2012    to  12/31/2012       14.263425         16.590546           715.8214
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       37.079489         40.331611         7,442.3490
  01/01/2005    to  12/31/2005       40.331611         40.926701        20,401.4603
  01/01/2006    to  12/31/2006       40.926701         45.197995        18,702.8858
  01/01/2007    to  12/31/2007       45.197995         46.424648        22,475.2538
  01/01/2008    to  12/31/2008       46.424648         35.564871        23,106.8279
  01/01/2009    to  12/31/2009       35.564871         41.510373        28,318.8100
  01/01/2010    to  12/31/2010       41.510373         44.966595        30,981.5245
  01/01/2011    to  12/31/2011       44.966595         45.322677        29,486.4679
  01/01/2012    to  12/31/2012       45.322677         49.768068        38,094.3157
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.060809         11.204316         2,703.3556
  01/01/2009    to  12/31/2009       11.204316         13.329536        18,676.7200
  01/01/2010    to  12/31/2010       13.329536         14.621046        45,031.4892
  01/01/2011    to  12/31/2011       14.621046         14.517566        84,221.6990
  01/01/2012    to  12/31/2012       14.517566         16.659056       178,731.1139
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.424389         16.899352         4,900.1302
  01/01/2006    to  12/31/2006       16.899352         19.399664        13,587.2551
  01/01/2007    to  12/31/2007       19.399664         20.336533        21,936.7914
  01/01/2008    to  12/31/2008       20.336533         11.925811        22,126.5459
  01/01/2009    to  12/31/2009       11.925811         16.448896        22,273.6100
  01/01/2010    to  12/31/2010       16.448896         18.813136        23,065.8361
  01/01/2011    to  12/31/2011       18.813136         17.001221        23,422.7192
  01/01/2012    to  12/31/2012       17.001221         20.323672        21,452.7556
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.922534         18.834321            24.7713
  01/01/2011    to  12/31/2011       18.834321         15.483727            70.5781
  01/01/2012    to  12/31/2012       15.483727         15.668848           108.7130
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.029388         13.269864         9,762.9407
  01/01/2005    to  12/31/2005       13.269864         13.813260        30,042.8291
  01/01/2006    to  12/31/2006       13.813260         16.196699        31,774.6961
  01/01/2007    to  12/31/2007       16.196699         16.487731        47,126.5006
  01/01/2008    to  12/31/2008       16.487731         11.200418        42,008.7094
  01/01/2009    to  12/31/2009       11.200418         14.083534        34,467.8000
  01/01/2010    to  12/31/2010       14.083534         15.646421        34,072.3941
  01/01/2011    to  12/31/2011       15.646421         15.733660        30,205.8113
  01/01/2012    to  12/31/2012       15.733660         18.518014        28,475.9167
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.464390         13.056666         7,566.6789
  01/01/2007    to  12/31/2007       13.056666         13.252498         4,384.9582
  01/01/2008    to  12/31/2008       13.252498          7.738190         4,329.3463
  01/01/2009    to  12/31/2009        7.738190         10.126785         1,594.7800
  01/01/2010    to  12/31/2010       10.126785         11.639696         9,767.3243
  01/01/2011    to  12/31/2011       11.639696         10.820643         6,780.4046
  01/01/2012    to  12/31/2012       10.820643         12.462001        26,078.6109
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.522607         12.139303        18,964.6758
  01/01/2007    to  12/31/2007       12.139303         12.560382        76,442.6759
  01/01/2008    to  12/31/2008       12.560382          8.434069       108,109.9948
  01/01/2009    to  12/31/2009        8.434069         10.678805       277,266.1800
  01/01/2010    to  12/31/2010       10.678805         11.966977       511,893.9421
  01/01/2011    to  12/31/2011       11.966977         11.605793       642,495.2924
  01/01/2012    to  12/31/2012       11.605793         13.044413       916,692.6946
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.641979         11.171727        25,598.6171
  01/01/2007    to  12/31/2007       11.171727         11.673513         4,266.8475
  01/01/2008    to  12/31/2008       11.673513          9.138270        11,772.3717
  01/01/2009    to  12/31/2009        9.138270         11.081056        20,029.4600
  01/01/2010    to  12/31/2010       11.081056         12.124412        43,427.7375
  01/01/2011    to  12/31/2011       12.124412         12.174531       123,469.5305
  01/01/2012    to  12/31/2012       12.174531         13.320973       129,005.4667
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.141850         12.799429         8,405.2601
  01/01/2007    to  12/31/2007       12.799429         13.220669        83,314.6223
  01/01/2008    to  12/31/2008       13.220669          8.103850       101,166.2288
  01/01/2009    to  12/31/2009        8.103850         10.401601       147,115.0400
  01/01/2010    to  12/31/2010       10.401601         11.851757       284,526.4258
  01/01/2011    to  12/31/2011       11.851757         11.240231       314,009.5471
  01/01/2012    to  12/31/2012       11.240231         12.831918       419,323.3156
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.053287         11.618117             0.0000
  01/01/2007    to  12/31/2007       11.618117         12.172923        43,760.9971
  01/01/2008    to  12/31/2008       12.172923          8.836313        40,373.5789
  01/01/2009    to  12/31/2009        8.836313         10.991992       138,055.0700
  01/01/2010    to  12/31/2010       10.991992         12.189330       205,019.2148
  01/01/2011    to  12/31/2011       12.189330         12.012163       243,996.9382
  01/01/2012    to  12/31/2012       12.012163         13.319028       353,115.4360
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB):
Putnam VT Equity Income Fund (closed effective April 28, 2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
     B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST -  GMIB MAX PORTFOLIOS (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Porfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO COMSTOCK PORTFOLIO (formerly Van Kampen Comstock Portfolio)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


JPMORGAN SMALL CAP VALUE PORTFOLIO (formerly Dreman Small Cap Value Portfolio)


SUBADVISER: J.P. Morgan Investment Management Inc. (formerly Dreman Value Management, LLC)


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (formerly Met/Templeton Growth Portfolio)


SUBADVISER: OppenheimerFunds, Inc. (formerly Templeton Global Advisors Limited)



INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

METROPOLITAN SERIES FUND


In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:



BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A) (formerly BlackRock Legacy Large Cap Growth Portfolio)



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.



An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.



NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

DESCRIPTION OF GMIB I

The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 201 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or




         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



(c)    An amount equal to premium and other taxes.



THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB I RIDER.


OWNERSHIP. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB I RIDER. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:



o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or



o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:



o The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;



o The 30th day following the contract anniversary immediately after your 85th birthday;



o  The date you make a complete withdrawal of your Account Value;


     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or

o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES


The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to "LIS" riders as "GMIB" riders. (See "Living Benefits - Guaranteed Income Benefits" for more information.)


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.



(A) IF FIRST WITHDRAWAL IS TAKEN BEFORE THE FIFTH CONTRACT ANNIVERSARY



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5%
    --------------------------------------------------------------------------
      of the Annual Increase Amount from the prior contract anniversary
      -----------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
    ---------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year - for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal
      -  and those withdrawals total more than 4.5% of the Annual Increase
      Amount
     from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).



(B) IF FIRST WITHDRAWAL IS TAKEN ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


      Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 - $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year - for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal
      - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------



      Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary
      (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



      Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges - "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]








    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


      Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]









(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------



      Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


      Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


      Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


      Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



      Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)



      The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


      Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]








      With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION


      Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:



   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2013 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2014), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2014 with respect to this contract is $6,000, and the required minimum distribution amount for 2015 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2014) and the second contract anniversary (September 1, 2015) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or



   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2014 ($6,000) or for 2015 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2014 ($100,000);



   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or



   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2015) is greater than $6,000 (the required minimum distribution amount for 2014), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2014 through August 2015). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2014, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2014 divided by 12). From January through August 2015, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2015 divided by 12). The Owner receives $2,000 in 2014 and $4,800 in 2015, for a total of $6,800.)



  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2014 in December 2014 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2015 in January 2015 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2014 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2014 and 2015, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2015) will be $97,388. On September 1, 2014, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2015) will be $97,388 ($92,750 increased by 5% per year, compounded annually).



  No Withdrawals
  --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2015 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value



Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.



At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).



At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.



E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.



G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2013              $100,000
   B    Account Value                                 10/1/2014              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2014           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2015              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2015              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2015              $  9,000
   G    Percentage Reduction in Account               10/2/2015                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2015              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2015           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2015              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2013              $100,000
   B    Account Value                                      10/1/2014              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2014           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2015              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2015              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2015              $  9,000
   G    Percentage Reduction in Account                    10/2/2015                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2015              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2015           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2015              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2013             $100,000
    B    Account Value                           10/1/2014 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2014             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2014             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2014          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2015 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2015             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2015          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2015             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2015             $  9,000
    G    Percentage Reduction in Account                 10/2/2015                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2015             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2015          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2015          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2015             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).



(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------



   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------



  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.




   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5) THE OPTIONAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and



 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and



 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and



 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2013 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2014), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2014 with respect to this contract is $6,000, and the required minimum distribution amount for 2015 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2014) and the second contract anniversary (September 1, 2015) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:



     (a) 5%;



     (b) the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program and/

    or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year), divided by the Annual Increase Amount at the beginning of the Contract Year; or


 (c) the required minimum distribution amount for 2014 ($6,000) or for 2015 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2014 ($100,000).


Because $7,200 (the required minimum distribution amount for 2015) is greater than $6,000 (the required minimum distribution amount for 2014, (c) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2014 through August 2015). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2014, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2014 divided by 12). From January through August 2015, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2015 divided by 12). The Owner receives $2,000 in 2014 and $4,800 in 2015, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2014 in December 2014 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2015 in January 2015 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2014 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2014 and 2015, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2015) will be $97,387.50. On September 1, 2014, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2015) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2015 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2013, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2013.


SAI-0413MOA

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM..................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     6
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
       on Transactions..................     9
TAX STATUS OF THE CONTRACTS.............     9
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................   109

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2012, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2012, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.



We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements of General American Life Insurance Company and subsidiary, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2012, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:



(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2012, filed on February 27, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(ii)       MetLife's Current Report on Form 8-K filed with the SEC on
           March 5, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.



You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2012             $54,914,768              $0
2011             $70,881,543              $0
2010             $59,939,263              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2012 ranged from $0 to $ 22,602,989.* The amount of commissions paid to selected selling firms during 2012 ranged from $16 to $18,597,950. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2012 ranged from $16 to $25,379,052.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2012 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Financial Specialists LLC

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation

Financial Network Investment Corporation

First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.

Invest Financial Corporation
Investment Center of America, Inc.

Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC
J.P.Morgan Securities LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation.
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial Corporation

LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney, LLC

Multi-Financial Securities Corporation

National Planning Corporation

Navy Federal Brokerage Services, LLC

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.

Pioneer Funds Distributor, Inc.

PNC Investments LLC

PrimeVest Financial Services, Inc.
ProEquities, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

SagePoint Financial, Inc.
Sammons Securities Company, LLC

Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.

Triad Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America

UVEST Financial Services Group, Inc.

ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Walnut Street Securities, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.



If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of section 817 of the Code, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.



The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more Owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements;

therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Account Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual Beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a Qualified Contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.



For RMDs after the death of the contract Owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001        6.856401         5.975035       40,728.4650
  01/01/2002    to  12/31/2002        5.975035         4.995807       41,538.1206
  01/01/2003    to  12/31/2003        4.995807         6.393163       28,353.9836
  01/01/2004    to  12/31/2004        6.393163         7.860580       25,204.6173
  01/01/2005    to  12/31/2005        7.860580         9.191596       23,480.1607
  01/01/2006    to  12/31/2006        9.191596        11.687244        8,125.9418
  01/01/2007    to  12/31/2007       11.687244        13.289548        6,844.7814
  01/01/2008    to  12/31/2008       13.289548         7.858207        4,435.4181
  01/01/2009    to  12/31/2009        7.858207        10.537684        4,365.8700
  01/01/2010    to  12/31/2010       10.537684        11.792551        1,874.8661
  01/01/2011    to  12/31/2011       11.792551        10.904682        1,865.9016
  01/01/2012    to  12/31/2012       10.904682        12.491264        1,851.5672
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.343241        27.311840        2,319.8930
  01/01/2007    to  12/31/2007       27.311840        31.100451       25,162.8607
  01/01/2008    to  12/31/2008       31.100451        18.998443       42,786.4157
  01/01/2009    to  12/31/2009       18.998443        26.806778       41,928.6600
  01/01/2010    to  12/31/2010       26.806778        29.702020       42,200.5953
  01/01/2011    to  12/31/2011       29.702020        26.834145       36,738.5544
  01/01/2012    to  12/31/2012       26.834145        32.608845       32,256.5565
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.801329        17.175219           40.0366
  01/01/2009    to  12/31/2009       17.175219        27.468558        5,205.8800
  01/01/2010    to  12/31/2010       27.468558        33.340923        5,817.2383
  01/01/2011    to  12/31/2011       33.340923        26.730268        5,781.3534
  01/01/2012    to  12/31/2012       26.730268        31.320593        5,802.7862
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       192.807148       111.902493       1,062.9484
  01/01/2009    to  12/31/2009       111.902493       154.685057       4,621.0700
  01/01/2010    to  12/31/2010       154.685057       182.028400       5,344.3124
  01/01/2011    to  12/31/2011       182.028400       172.771551       5,214.2552
  01/01/2012    to  12/31/2012       172.771551       201.949449       4,853.6556
============   ==== ==========       ==========       ==========     ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001        10.033806         8.949298      42,455.8223
  01/01/2002    to  12/31/2002         8.949298         7.226396     112,763.2999
  01/01/2003    to  12/31/2003         7.226396         9.473402     124,974.7574
  01/01/2004    to  12/31/2004         9.473402        11.133409     108,248.6543
  01/01/2005    to  12/31/2005        11.133409        12.162017      93,238.2754
  01/01/2006    to  12/31/2006        12.162017        14.645525      85,460.6676
  01/01/2007    to  12/31/2007        14.645525        16.765432      72,889.2164
  01/01/2008    to  12/31/2008        16.765432         9.910935      53,374.1063
  01/01/2009    to  12/31/2009         9.910935        13.467231      47,347.5700
  01/01/2010    to  12/31/2010        13.467231        14.475862      42,351.6231
  01/01/2011    to  12/31/2011        14.475862        12.827132      38,518.3718
  01/01/2012    to  12/31/2012        12.827132        15.036889      27,197.3952
============   ==== ==========       ==========       ==========     ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.276118        10.666263       5,918.2325
============   ==== ==========       ==========       ==========     ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.217093        11.669944       2,748.1073
============   ==== ==========       ==========       ==========     ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.029713        10.392785      12,272.6775
============   ==== ==========       ==========       ==========     ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        15.465746        19.573675           0.0000
  01/01/2010    to  12/31/2010        19.573675        22.469115       1,787.2894
  01/01/2011    to  12/31/2011        22.469115        22.801581       7,390.4497
  01/01/2012    to  12/31/2012        22.801581        26.347630       8,546.1224
============   ==== ==========       ==========       ==========     ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009         7.528437         9.044594       2,506.0600
  01/01/2010    to  12/31/2010         9.044594        10.076946       2,506.0607
  01/01/2011    to  12/31/2011        10.076946        10.009350       3,141.1313
  01/01/2012    to  12/31/2012        10.009350        11.246275       1,623.1865
============   ==== ==========       ==========       ==========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.526342         9.619781            0.0000
  01/01/2009    to  12/31/2009        9.619781        12.851514        1,728.3900
  01/01/2010    to  12/31/2010       12.851514        14.795142        2,854.5693
  01/01/2011    to  12/31/2011       14.795142        13.850666        2,489.8401
  01/01/2012    to  12/31/2012       13.850666        17.301970        5,279.0718
============   ==== ==========       =========        =========       ===========
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.497309        10.044224        1,145.2836
  01/01/2009    to  12/31/2009       10.044224        12.824836        4,462.5400
  01/01/2010    to  12/31/2010       12.824836        15.164072        6,988.7346
  01/01/2011    to  12/31/2011       15.164072        13.478085        8,687.6839
  01/01/2012    to  12/31/2012       13.478085        15.415906       10,410.3907
============   ==== ==========       =========        =========       ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010804         1.051960       59,936.6124
============   ==== ==========       =========        =========       ===========
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.200595       11,314.1432
  01/01/2002    to  12/31/2002       17.200595        12.771177       38,573.8380
  01/01/2003    to  04/25/2003       12.771177        13.289084       39,827.0515
============   ==== ==========       =========        =========       ===========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.549652       10,826.9799
  01/01/2002    to  12/31/2002       10.549652         8.732960       27,091.9037
  01/01/2003    to  04/25/2003        8.732960         8.499764       30,343.3632
============   ==== ==========       =========        =========       ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012859         1.054014            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.317384         6.656762       10,313.8362
  01/01/2012    to  12/31/2012        6.656762         7.821671       10,248.1909
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.445667        11.239522       19,781.2413
  01/01/2007    to  12/31/2007       11.239522        10.485663       14,036.3464
  01/01/2008    to  12/31/2008       10.485663         4.718497       12,939.1733
  01/01/2009    to  12/31/2009        4.718497         6.455025       10,445.9100
  01/01/2010    to  12/31/2010        6.455025         6.869855       10,374.9356
  01/01/2011    to  04/29/2011        6.869855         7.317895            0.0000
============   ==== ==========       =========        =========       ===========

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.316609          19,298.6554
  01/01/2003    to  12/31/2003        8.316609        10.021783          19,525.0886
  01/01/2004    to  12/31/2004       10.021783        11.046900          18,351.1392
  01/01/2005    to  12/31/2005       11.046900        11.709635          16,968.7398
  01/01/2006    to  04/30/2006       11.709635        12.259964          16,968.1262
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        14.027227         133,581.0799
  01/01/2002    to  12/31/2002       14.027227        13.828757         586,205.0326
  01/01/2003    to  12/31/2003       13.828757        16.338684         823,837.7399
  01/01/2004    to  12/31/2004       16.338684        17.523032       1,033,371.8140
  01/01/2005    to  12/31/2005       17.523032        17.634591         949,612.1777
  01/01/2006    to  12/31/2006       17.634591        19.085250         826,345.7110
  01/01/2007    to  12/31/2007       19.085250        20.162294         776,732.2684
  01/01/2008    to  12/31/2008       20.162294        16.272209         646,951.4709
  01/01/2009    to  12/31/2009       16.272209        22.067515         551,079.0500
  01/01/2010    to  12/31/2010       22.067515        24.717744         447,284.2618
  01/01/2011    to  12/31/2011       24.717744        25.601783         380,330.4313
  01/01/2012    to  12/31/2012       25.601783        28.670493         330,279.1849
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.036982         136,016.1721
  01/01/2004    to  12/31/2004       12.036982        14.051196         513,427.3816
  01/01/2005    to  12/31/2005       14.051196        14.482737         540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975         505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.644275          34,977.5636
  01/01/2002    to  12/31/2002       10.644275         7.479024         119,431.4392
  01/01/2003    to  04/25/2003        7.479024         7.607581         120,080.0168
============   ==== ==========       =========        =========       ==============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.518635        137,565.6334
  01/01/2002    to  12/31/2002       17.518635        15.705725        542,512.6428
  01/01/2003    to  12/31/2003       15.705725        19.602746        721,591.4358
  01/01/2004    to  12/31/2004       19.602746        24.198985        955,290.4438
  01/01/2005    to  12/31/2005       24.198985        25.925556        897,255.4014
  01/01/2006    to  12/31/2006       25.925556        28.836648        794,435.4511
  01/01/2007    to  12/31/2007       28.836648        28.762743        812,536.9991
  01/01/2008    to  12/31/2008       28.762743        17.460534        627,224.8699
  01/01/2009    to  12/31/2009       17.460534        21.906633        539,896.0500
  01/01/2010    to  12/31/2010       21.906633        27.266182        472,643.4225
  01/01/2011    to  12/31/2011       27.266182        26.036116        387,699.7466
  01/01/2012    to  12/31/2012       26.036116        29.608697        328,168.0769
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.036982        136,016.1721
  01/01/2004    to  12/31/2004       12.036982        14.051196        513,427.3816
  01/01/2005    to  12/31/2005       14.051196        14.482737        540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975        505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001        6.660402         5.955311        274,773.9798
  01/01/2002    to  12/31/2002        5.955311         4.466666        346,049.7750
  01/01/2003    to  12/31/2003        4.466666         5.736291        286,413.0548
  01/01/2004    to  12/31/2004        5.736291         6.064471        254,985.1526
  01/01/2005    to  12/31/2005        6.064471         6.544617        212,094.3961
  01/01/2006    to  12/31/2006        6.544617         6.898205         98,774.9824
  01/01/2007    to  04/27/2007        6.898205         7.377616              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988836         9.803437         20,935.6103
  01/01/2012    to  12/31/2012        9.803437        10.147523         28,132.4638
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069         6.625236         26,938.5909
  01/01/2009    to  12/31/2009        6.625236         8.203846        127,735.9500
  01/01/2010    to  12/31/2010        8.203846         9.031096        146,089.9046
  01/01/2011    to  12/31/2011        9.031096         8.905852        128,693.7970
  01/01/2012    to  12/31/2012        8.905852        10.058902        100,567.5999
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069         7.060359        6,333.5947
  01/01/2009    to  12/31/2009        7.060359         8.999364       23,170.6400
  01/01/2010    to  12/31/2010        8.999364         9.819603       28,359.2386
  01/01/2011    to  12/31/2011        9.819603         9.565268       21,201.1862
  01/01/2012    to  12/31/2012        9.565268        11.013070       18,532.7385
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069         6.594248        9,433.9541
  01/01/2009    to  12/31/2009        6.594248         8.671323       19,046.4000
  01/01/2010    to  12/31/2010        8.671323         9.256428       29,967.0410
  01/01/2011    to  12/31/2011        9.256428         8.545263       57,607.0567
  01/01/2012    to  12/31/2012        8.545263        10.354716       39,364.2534
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       13.265252        12.992689       13,581.8171
  01/01/2002    to  12/31/2002       12.992689        10.500753       25,896.6334
  01/01/2003    to  12/31/2003       10.500753        13.757864       24,097.1273
  01/01/2004    to  12/31/2004       13.757864        15.827292       18,799.0511
  01/01/2005    to  12/31/2005       15.827292        17.084698       17,072.9438
  01/01/2006    to  12/31/2006       17.084698        19.131579       28,970.6575
  01/01/2007    to  12/31/2007       19.131579        20.939553       41,260.0831
  01/01/2008    to  12/31/2008       20.939553        11.974627       35,469.7857
  01/01/2009    to  12/31/2009       11.974627        15.566243       26,807.9100
  01/01/2010    to  12/31/2010       15.566243        16.575788       25,791.4761
  01/01/2011    to  04/29/2011       16.575788        18.526753            0.0000
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.853812        12.313544            0.0000
  01/01/2011    to  12/31/2011       12.313544        12.169128            0.0000
  01/01/2012    to  12/31/2012       12.169128        13.789504            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.056806        10.562285        6,166.2098
============   ==== ==========       =========        =========       ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987770         1.014607            0.0000
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.642930         6.281571            0.0000
  01/01/2009    to  12/31/2009        6.281571        10.522694        5,310.9900
  01/01/2010    to  12/31/2010       10.522694        12.901837       12,518.5864
  01/01/2011    to  12/31/2011       12.901837        10.400117       12,711.6509
  01/01/2012    to  12/31/2012       10.400117        12.260144       16,433.5012
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.316175       10,860.8949
  01/01/2003    to  12/31/2003        7.316175         9.578760       69,285.6328
  01/01/2004    to  12/31/2004        9.578760        11.355154      151,214.5322
  01/01/2005    to  12/31/2005       11.355154        13.108316      174,613.6564
  01/01/2006    to  12/31/2006       13.108316        16.450281      199,163.5196
  01/01/2007    to  12/31/2007       16.450281        18.478148      183,893.7375
  01/01/2008    to  12/31/2008       18.478148        10.559550      154,566.1810
  01/01/2009    to  12/31/2009       10.559550        13.775213      149,892.5400
  01/01/2010    to  12/31/2010       13.775213        15.216330      147,619.6761
  01/01/2011    to  12/31/2011       15.216330        13.471338      134,017.9496
  01/01/2012    to  12/31/2012       13.471338        15.588364      115,253.3315
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.224562        16.229602       36,522.9439
  01/01/2008    to  12/31/2008       16.229602         9.928645       31,061.5290
  01/01/2009    to  12/31/2009        9.928645        13.463646       26,318.1200
  01/01/2010    to  12/31/2010       13.463646        16.401324       26,836.1574
  01/01/2011    to  12/31/2011       16.401324        15.404795       25,210.6979
  01/01/2012    to  12/31/2012       15.404795        16.081098       22,005.8828
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.311208       13,768.8482
  01/01/2002    to  12/31/2002       14.311208        11.182992       30,037.3800
  01/01/2003    to  12/31/2003       11.182992        14.224002       32,703.9903
  01/01/2004    to  12/31/2004       14.224002        16.688151       35,942.3701
  01/01/2005    to  12/31/2005       16.688151        18.166634       35,084.5073
  01/01/2006    to  12/31/2006       18.166634        20.646723       30,383.9016
  01/01/2007    to  04/27/2007       20.646723        22.486191            0.0000
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
VALUE SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.464158        12.186714            0.0000
  01/01/2007    to  04/27/2007       12.186714        13.485704            0.0000
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.850233      144,875.3803
  01/01/2002    to  12/31/2002        8.850233         6.632971      484,421.0570
  01/01/2003    to  12/31/2003        6.632971         8.925104      725,631.4895
  01/01/2004    to  12/31/2004        8.925104         9.950699      921,402.3233
  01/01/2005    to  12/31/2005        9.950699        10.318722      848,065.5911
  01/01/2006    to  12/31/2006       10.318722        11.088065      744,606.4015
  01/01/2007    to  12/31/2007       11.088065        13.575168      588,870.1671
  01/01/2008    to  12/31/2008       13.575168         7.167188      461,278.1288
  01/01/2009    to  12/31/2009        7.167188        11.176568      409,553.6100
  01/01/2010    to  12/31/2010       11.176568        14.637811      369,966.0743
  01/01/2011    to  12/31/2011       14.637811        13.509535      312,159.9584
  01/01/2012    to  12/31/2012       13.509535        14.637902      264,176.0562
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.114853        13.448768       13,044.2800
  01/01/2010    to  12/31/2010       13.448768        14.369890       18,269.4866
  01/01/2011    to  12/31/2011       14.369890        15.835954       20,120.6639
  01/01/2012    to  12/31/2012       15.835954        17.135005       31,399.9092
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.874250        12.352817      248,163.8228
  01/01/2005    to  12/31/2005       12.352817        12.523850      249,777.7765
  01/01/2006    to  12/31/2006       12.523850        12.979150      263,055.7008
  01/01/2007    to  12/31/2007       12.979150        13.842163      299,839.1232
  01/01/2008    to  12/31/2008       13.842163        13.780917      303,935.1441
  01/01/2009    to  12/31/2009       13.780917        16.127744      306,703.5500
  01/01/2010    to  12/31/2010       16.127744        17.297806      290,651.9613
  01/01/2011    to  12/31/2011       17.297806        17.695411      260,542.7724
  01/01/2012    to  12/31/2012       17.695411        19.171445      205,311.7434
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.179722        2,617.8499
  01/01/2002    to  12/31/2002       10.179722        12.228194        9,075.4031
  01/01/2003    to  12/31/2003       12.228194        14.845215        5,878.1068
  01/01/2004    to  04/30/2004       14.845215        14.477379        5,614.1380
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.448794       15,456.1244
  01/01/2002    to  12/31/2002       13.448794        14.480884      108,890.8547
  01/01/2003    to  12/31/2003       14.480884        14.897877      143,846.4615
  01/01/2004    to  11/19/2004       14.897877        15.361238      189,732.3152
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.502400        21.141347        2,530.4207
  01/01/2007    to  12/31/2007       21.141347        22.010585        2,634.1396
  01/01/2008    to  12/31/2008       22.010585        14.657668        2,433.8196
  01/01/2009    to  12/31/2009       14.657668        18.004991      263,640.1200
  01/01/2010    to  12/31/2010       18.004991        20.748686      237,532.5274
  01/01/2011    to  12/31/2011       20.748686        19.637895      207,512.3075
  01/01/2012    to  12/31/2012       19.637895        21.532914      173,693.8343
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.845203      131,606.5019
  01/01/2003    to  12/31/2003        7.845203        10.691642      339,068.0830
  01/01/2004    to  12/31/2004       10.691642        11.555893      979,927.5024
  01/01/2005    to  12/31/2005       11.555893        12.088937      915,264.6496
  01/01/2006    to  12/31/2006       12.088937        13.165695      869,651.1177
  01/01/2007    to  12/31/2007       13.165695        13.011537      724,731.3320
  01/01/2008    to  12/31/2008       13.011537         7.688459      590,729.8696
  01/01/2009    to  05/01/2009        7.688459         7.616060            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.773112       31,246.7263
  01/01/2002    to  12/31/2002       15.773112        11.600408       78,664.9583
  01/01/2003    to  12/31/2003       11.600408        15.320972       88,797.6017
  01/01/2004    to  11/19/2004       15.320972        16.575638      108,712.6368
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.355982        20.179443        3,503.0283
  01/01/2007    to  12/31/2007       20.179443        21.337554        7,212.1315
  01/01/2008    to  12/31/2008       21.337554        18.883922        6,115.3321
  01/01/2009    to  12/31/2009       18.883922        24.919424        5,750.5800
  01/01/2010    to  12/31/2010       24.919424        27.716909        7,007.1907
  01/01/2011    to  12/31/2011       27.716909        28.480181        7,159.6539
  01/01/2012    to  12/31/2012       28.480181        31.520534       11,918.9850
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.832446        11.040610        5,413.8790
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010837         1.072195       59,578.7168
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.267853        10.240666        1,568.1100
  01/01/2010    to  12/31/2010       10.240666        11.591180          773.0281
  01/01/2011    to  12/31/2011       11.591180        11.248582       10,769.5532
  01/01/2012    to  12/31/2012       11.248582        12.829437        9,116.5635
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.981497        10.805529        1,490.7400
  01/01/2010    to  12/31/2010       10.805529        12.025358       12,115.4415
  01/01/2011    to  12/31/2011       12.025358        12.050295        9,251.6247
  01/01/2012    to  12/31/2012       12.050295        13.482523       20,233.8235
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.509085        12.517017      103,520.6082
  01/01/2005    to  12/31/2005       12.517017        13.196677       96,580.5599
  01/01/2006    to  12/31/2006       13.196677        14.770938       84,018.4431
  01/01/2007    to  12/31/2007       14.770938        15.985537       70,279.2903
  01/01/2008    to  12/31/2008       15.985537         9.192641       60,384.9722
  01/01/2009    to  12/31/2009        9.192641        13.037536       49,176.6100
  01/01/2010    to  12/31/2010       13.037536        15.091688       44,043.0757
  01/01/2011    to  12/31/2011       15.091688        14.764422       40,589.0453
  01/01/2012    to  12/31/2012       14.764422        17.372531       37,463.3054
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.351805       18,134.4240
  01/01/2002    to  12/31/2002       13.351805        10.168840       87,570.9750
  01/01/2003    to  12/31/2003       10.168840        12.799741      101,828.8908
  01/01/2004    to  04/30/2004       12.799741        12.837666      103,037.6112
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       46.992590        52.338734          27,090.1679
  01/01/2005    to  12/31/2005       52.338734        53.804724          23,259.2605
  01/01/2006    to  12/31/2006       53.804724        62.967921          20,740.7457
  01/01/2007    to  12/31/2007       62.967921        64.937964          17,001.4189
  01/01/2008    to  12/31/2008       64.937964        41.084187          15,093.6352
  01/01/2009    to  12/31/2009       41.084187        48.343683          13,100.7100
  01/01/2010    to  12/31/2010       48.343683        56.240351          11,402.8507
  01/01/2011    to  12/31/2011       56.240351        53.664240           8,991.4894
  01/01/2012    to  12/31/2012       53.664240        62.929968           7,943.5482
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001        7.933381         7.189086         306,436.8433
  01/01/2002    to  12/31/2002        7.189086         4.971268         435,717.1476
  01/01/2003    to  12/31/2003        4.971268         6.165467         351,010.7452
  01/01/2004    to  04/30/2004        6.165467         6.063171         347,985.0710
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        6.419695         4.960683          18,408.5545
  01/01/2003    to  12/31/2003        4.960683         6.140028          27,838.7046
  01/01/2004    to  04/30/2004        6.140028         6.031695          27,574.2327
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       43.048356        41.537310         166,615.9693
  01/01/2002    to  12/31/2002       41.537310        33.723155         704,938.6287
  01/01/2003    to  12/31/2003       33.723155        43.713963         924,314.7334
  01/01/2004    to  12/31/2004       43.713963        48.824557       1,143,502.4780
  01/01/2005    to  12/31/2005       48.824557        50.054478       1,046,781.0216
  01/01/2006    to  12/31/2006       50.054478        58.458795         923,172.8427
  01/01/2007    to  12/31/2007       58.458795        60.118473         784,605.6053
  01/01/2008    to  12/31/2008       60.118473        37.952609         646,177.3350
  01/01/2009    to  12/31/2009       37.952609        44.553130         561,744.8900
  01/01/2010    to  12/31/2010       44.553130        51.694390         489,468.7292
  01/01/2011    to  12/31/2011       51.694390        49.202286         421,778.2934
  01/01/2012    to  12/31/2012       49.202286        57.554278         349,203.8956
============   ==== ==========       =========        =========       ==============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN
TEMPLETON) MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.676785        9,615.7468
  01/01/2003    to  12/31/2003       10.676785        13.248742       16,430.0481
  01/01/2004    to  04/30/2004       13.248742        13.486849       13,811.6091
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.303072       12,961.9952
  01/01/2004    to  12/31/2004       11.303072        12.452441       22,372.6162
  01/01/2005    to  12/31/2005       12.452441        12.992879       19,066.1516
  01/01/2006    to  12/31/2006       12.992879        14.933036       19,505.3477
  01/01/2007    to  12/31/2007       14.933036        13.911860       16,501.4795
  01/01/2008    to  12/31/2008       13.911860         8.455946       10,375.7319
  01/01/2009    to  12/31/2009        8.455946        10.883933        5,048.4600
  01/01/2010    to  04/30/2010       10.883933        11.649207            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.562074       14,089.3784
  01/01/2003    to  12/31/2003        4.562074         6.180843       17,146.6862
  01/01/2004    to  12/31/2004        6.180843         7.220695       18,417.3673
  01/01/2005    to  12/31/2005        7.220695         8.206973       16,933.7200
  01/01/2006    to  12/31/2006        8.206973         8.639326       15,768.4106
  01/01/2007    to  12/31/2007        8.639326        10.076643       11,181.7582
  01/01/2008    to  12/31/2008       10.076643         6.019783        9,620.3883
  01/01/2009    to  12/31/2009        6.019783         8.682994        5,486.5100
  01/01/2010    to  12/31/2010        8.682994        10.992913        5,465.0041
  01/01/2011    to  12/31/2011       10.992913        10.720490        5,445.6141
  01/01/2012    to  12/31/2012       10.720490        12.083704        4,559.4565
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.879979        13.781727       30,753.0575
  01/01/2005    to  12/31/2005       13.781727        15.129645       23,021.0858
  01/01/2006    to  12/31/2006       15.129645        15.546298       20,585.7937
  01/01/2007    to  12/31/2007       15.546298        16.883425       15,415.2355
  01/01/2008    to  12/31/2008       16.883425        10.660568       14,729.7247
  01/01/2009    to  12/31/2009       10.660568        14.654190       13,143.9500
  01/01/2010    to  12/31/2010       14.654190        19.566718       12,433.4536
  01/01/2011    to  12/31/2011       19.566718        19.682243       10,411.6376
  01/01/2012    to  12/31/2012       19.682243        22.619391        8,702.9644
============   ==== ==========       =========        =========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.240714       13,064.3171
  01/01/2002    to  12/31/2002       12.240714         8.655674       35,440.4172
  01/01/2003    to  12/31/2003        8.655674        11.779030       33,900.6548
  01/01/2004    to  04/30/2004       11.779030        12.022498       33,801.4832
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999301        10.514622       68,930.2017
  01/01/2006    to  12/31/2006       10.514622        12.099495      103,021.2049
  01/01/2007    to  12/31/2007       12.099495        11.697576      135,215.3892
  01/01/2008    to  12/31/2008       11.697576         7.433188      133,104.0356
  01/01/2009    to  12/31/2009        7.433188         9.328693      134,907.8900
  01/01/2010    to  12/31/2010        9.328693        10.623664      137,794.1408
  01/01/2011    to  12/31/2011       10.623664        10.377726      128,485.8511
  01/01/2012    to  12/31/2012       10.377726        12.186151      114,368.7254
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.669429       17,114.9932
  01/01/2004    to  12/31/2004       12.669429        14.820384       22,625.9046
  01/01/2005    to  12/31/2005       14.820384        17.279651       20,749.7668
  01/01/2006    to  12/31/2006       17.279651        19.914145       16,050.1408
  01/01/2007    to  12/31/2007       19.914145        21.732843       12,570.3964
  01/01/2008    to  12/31/2008       21.732843        12.015162        8,670.8233
  01/01/2009    to  12/31/2009       12.015162        14.520845        7,782.1000
  01/01/2010    to  12/31/2010       14.520845        15.385763        7,464.5568
  01/01/2011    to  12/31/2011       15.385763        12.184473        6,695.3631
  01/01/2012    to  12/31/2012       12.184473        14.420567        6,779.0786
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       50.697260        51.100245        1,235.8950
  01/01/2006    to  12/31/2006       51.100245        52.765034        4,706.0098
  01/01/2007    to  12/31/2007       52.765034        55.466609        9,360.9442
  01/01/2008    to  12/31/2008       55.466609        52.980310       11,745.2651
  01/01/2009    to  12/31/2009       52.980310        57.356052       22,619.4700
  01/01/2010    to  12/31/2010       57.356052        61.459508       14,616.6162
  01/01/2011    to  12/31/2011       61.459508        64.782348       15,591.1845
  01/01/2012    to  12/31/2012       64.782348        68.908274       13,131.3081
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.705183        12.283077       28,699.6500
  01/01/2010    to  12/31/2010       12.283077        14.593026       24,752.5499
  01/01/2011    to  12/31/2011       14.593026        13.175303       25,060.5656
  01/01/2012    to  12/31/2012       13.175303        14.940733       22,523.9009
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       16.605437        17.434652       35,510.0702
  01/01/2008    to  12/31/2008       17.434652         9.915327       31,665.3122
  01/01/2009    to  05/01/2009        9.915327         9.447595            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.182166        10.327047       26,007.3429
  01/01/2006    to  12/31/2006       10.327047        10.705887       59,372.0238
  01/01/2007    to  12/31/2007       10.705887        11.125821       82,202.0296
  01/01/2008    to  12/31/2008       11.125821        11.318122      199,359.2385
  01/01/2009    to  12/31/2009       11.318122        11.250744      121,930.5800
  01/01/2010    to  12/31/2010       11.250744        11.155518       69,299.1832
  01/01/2011    to  12/31/2011       11.155518        11.061356       63,247.1949
  01/01/2012    to  12/31/2012       11.061356        10.967223       31,016.6213
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.189798        5,442.8578
  01/01/2002    to  12/31/2002       10.189798        10.214310       24,860.6231
  01/01/2003    to  12/31/2003       10.214310        10.171848       46,064.0727
  01/01/2004    to  12/31/2004       10.171848        10.150202       34,005.4836
  01/01/2005    to  04/30/2005       10.150202        10.181720            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.388549      132,667.4260
  01/01/2003    to  12/31/2003        8.388549        10.873980      311,927.5466
  01/01/2004    to  12/31/2004       10.873980        12.090765      568,426.8845
  01/01/2005    to  12/31/2005       12.090765        13.203855      534,768.4937
  01/01/2006    to  12/31/2006       13.203855        14.978417      500,483.5654
  01/01/2007    to  12/31/2007       14.978417        15.509169      445,455.1615
  01/01/2008    to  12/31/2008       15.509169         9.310002      371,250.6610
  01/01/2009    to  12/31/2009        9.310002        12.169289      310,128.2700
  01/01/2010    to  12/31/2010       12.169289        13.492168      284,861.3081
  01/01/2011    to  12/31/2011       13.492168        12.819126      239,424.9065
  01/01/2012    to  12/31/2012       12.819126        14.324438      207,011.2911
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.292553        13.614136       94,985.1653
  01/01/2006    to  12/31/2006       13.614136        13.839926       80,442.1203
  01/01/2007    to  12/31/2007       13.839926        15.284962       69,561.6990
  01/01/2008    to  12/31/2008       15.284962         9.616591       52,806.0793
  01/01/2009    to  12/31/2009        9.616591        13.307576       44,947.4500
  01/01/2010    to  12/31/2010       13.307576        14.687819       41,373.9244
  01/01/2011    to  12/31/2011       14.687819        14.596050       37,484.7411
  01/01/2012    to  12/31/2012       14.596050        16.723275       46,229.7761
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.775123       39,772.0530
  01/01/2004    to  12/31/2004       11.775123        12.220056       97,686.8680
  01/01/2005    to  04/30/2005       12.220056        11.260026            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.134349         8.864642        6,125.5060
  01/01/2006    to  12/31/2006        8.864642         9.459242       13,491.9595
  01/01/2007    to  12/31/2007        9.459242        10.718882       40,572.8571
  01/01/2008    to  12/31/2008       10.718882         5.745515       41,079.2153
  01/01/2009    to  12/31/2009        5.745515         8.186557       39,704.5400
  01/01/2010    to  12/31/2010        8.186557         8.880029       39,672.6724
  01/01/2011    to  12/31/2011        8.880029         8.683459       34,787.6702
  01/01/2012    to  12/31/2012        8.683459         9.786363            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.949416        11.594040       11,456.8397
  01/01/2008    to  12/31/2008       11.594040         6.746919       15,683.1373
  01/01/2009    to  12/31/2009        6.746919         8.675092       16,336.6400
  01/01/2010    to  12/31/2010        8.675092        11.298050       16,477.8377
  01/01/2011    to  12/31/2011       11.298050        11.510173       15,109.4493
  01/01/2012    to  12/31/2012       11.510173        12.655520       13,494.7742
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.743279        14.356567          485.0500
  01/01/2010    to  12/31/2010       14.356567        17.450652          747.5183
  01/01/2011    to  12/31/2011       17.450652        14.491116        1,556.9384
  01/01/2012    to  12/31/2012       14.491116        16.940284        2,954.4441
============   ==== ==========       =========        =========       ===========

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.687422        11.663377        788,827.2061
  01/01/2005    to  12/31/2005       11.663377        11.894625        740,854.5961
  01/01/2006    to  12/31/2006       11.894625        13.201650        681,087.6450
  01/01/2007    to  12/31/2007       13.201650        13.628272        601,504.6846
  01/01/2008    to  12/31/2008       13.628272        10.492861        511,854.0469
  01/01/2009    to  12/31/2009       10.492861        12.308364        478,165.4000
  01/01/2010    to  12/31/2010       12.308364        13.399970        441,153.8333
  01/01/2011    to  12/31/2011       13.399970        13.573618        364,787.7394
  01/01/2012    to  12/31/2012       13.573618        14.980054        324,199.2627
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.865709        11.805845          3,478.1709
  01/01/2009    to  12/31/2009       11.805845        14.115578         23,979.4300
  01/01/2010    to  12/31/2010       14.115578        15.560798         33,154.8295
  01/01/2011    to  12/31/2011       15.560798        15.527958         34,116.3450
  01/01/2012    to  12/31/2012       15.527958        17.908254         31,438.5776
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.025738        17.662270         22,230.6070
  01/01/2006    to  12/31/2006       17.662270        20.376784         49,541.9598
  01/01/2007    to  12/31/2007       20.376784        21.468496         48,029.6427
  01/01/2008    to  12/31/2008       21.468496        12.653064         30,708.4169
  01/01/2009    to  12/31/2009       12.653064        17.539462         23,684.9900
  01/01/2010    to  12/31/2010       17.539462        20.160891         37,539.2534
  01/01/2011    to  12/31/2011       20.160891        18.310395         38,739.4300
  01/01/2012    to  12/31/2012       18.310395        21.998936         25,237.3403
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.042921        19.039731              0.0000
  01/01/2011    to  12/31/2011       19.039731        15.730986              0.0000
  01/01/2012    to  12/31/2012       15.730986        15.999305              0.0000
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.081867       90,053.3196
  01/01/2004    to  12/31/2004       12.081867        13.395028      199,866.9569
  01/01/2005    to  12/31/2005       13.395028        14.013226      193,131.3753
  01/01/2006    to  12/31/2006       14.013226        16.513269      184,204.6804
  01/01/2007    to  12/31/2007       16.513269        16.894721      180,238.5656
  01/01/2008    to  12/31/2008       16.894721        11.534720      140,896.8309
  01/01/2009    to  12/31/2009       11.534720        14.576600      108,341.6300
  01/01/2010    to  12/31/2010       14.576600        16.275309      100,743.9554
  01/01/2011    to  12/31/2011       16.275309        16.447930       86,092.7418
  01/01/2012    to  12/31/2012       16.447930        19.456199       60,672.1944
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.560000        13.197942            0.0000
  01/01/2007    to  12/31/2007       13.197942        13.463417            0.0000
  01/01/2008    to  12/31/2008       13.463417         7.900983            0.0000
  01/01/2009    to  12/31/2009        7.900983        10.391669       20,324.6000
  01/01/2010    to  12/31/2010       10.391669        12.003957       20,948.8438
  01/01/2011    to  12/31/2011       12.003957        11.215121       20,872.0949
  01/01/2012    to  12/31/2012       11.215121        12.981382       20,087.0598
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.610000        12.270668       70,460.3114
  01/01/2007    to  12/31/2007       12.270668        12.760291       27,216.4090
  01/01/2008    to  12/31/2008       12.760291         8.611463       47,365.5203
  01/01/2009    to  12/31/2009        8.611463        10.958058       73,586.3600
  01/01/2010    to  12/31/2010       10.958058        12.341414      136,093.7861
  01/01/2011    to  12/31/2011       12.341414        12.028801      209,704.3707
  01/01/2012    to  12/31/2012       12.028801        13.587966      269,526.1653
============   ==== ==========       =========        =========      ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.721561        11.292642            0.0000
  01/01/2007    to  12/31/2007       11.292642        11.859319            0.0000
  01/01/2008    to  12/31/2008       11.859319         9.330439            0.0000
  01/01/2009    to  12/31/2009        9.330439        11.370768       21,612.2700
  01/01/2010    to  12/31/2010       11.370768        12.503726       30,941.3601
  01/01/2011    to  12/31/2011       12.503726        12.618189       26,320.7824
  01/01/2012    to  12/31/2012       12.618189        13.875966       43,070.3191
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.230000        12.937930       28,817.6413
  01/01/2007    to  12/31/2007       12.937930        13.431083       31,592.7239
  01/01/2008    to  12/31/2008       13.431083         8.274323       29,039.7032
  01/01/2009    to  12/31/2009        8.274323        10.673651       26,950.9500
  01/01/2010    to  12/31/2010       10.673651        12.222635       48,848.1365
  01/01/2011    to  12/31/2011       12.222635        11.649974       43,090.3644
  01/01/2012    to  12/31/2012       11.649974        13.366682       44,864.1740
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.140000        11.743854       40,765.8059
  01/01/2007    to  12/31/2007       11.743854        12.366671       68,761.1454
  01/01/2008    to  12/31/2008       12.366671         9.022149       52,446.0455
  01/01/2009    to  12/31/2009        9.022149        11.279399       79,533.8300
  01/01/2010    to  12/31/2010       11.279399        12.570692      121,805.4652
  01/01/2011    to  12/31/2011       12.570692        12.449936      147,746.5506
  01/01/2012    to  12/31/2012       12.449936        13.873973      140,964.9896
============   ==== ==========       =========        =========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.093103        27.049099        1,312.2031
  01/01/2007    to  12/31/2007       27.049099        30.770328       74,954.6647
  01/01/2008    to  12/31/2008       30.770328        18.777897      197,092.9401
  01/01/2009    to  12/31/2009       18.777897        26.469113      364,791.9400
  01/01/2010    to  12/31/2010       26.469113        29.298602      515,235.0504
  01/01/2011    to  12/31/2011       29.298602        26.443255      606,943.9170
  01/01/2012    to  12/31/2012       26.443255        32.101565      552,288.0065
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.464894        16.992711       28,562.4325
  01/01/2009    to  12/31/2009       16.992711        27.149527       99,860.4300
  01/01/2010    to  12/31/2010       27.149527        32.920793      134,786.6688
  01/01/2011    to  12/31/2011       32.920793        26.367076      183,217.1922
  01/01/2012    to  12/31/2012       26.367076        30.863996      171,468.0248
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      188.190612       109.148895       19,469.1387
  01/01/2009    to  12/31/2009      109.148895       150.727907       79,436.1300
  01/01/2010    to  12/31/2010      150.727907       177.194644      102,573.2508
  01/01/2011    to  12/31/2011      177.194644       168.015813      113,627.5949
  01/01/2012    to  12/31/2012      168.015813       196.193308      106,289.2324
============   ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.265760        10.648365      217,313.8510
============   ==== ==========      ==========       ==========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.205488        11.650051       29,515.1989
============   ==== ==========      ==========       ==========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.019602        10.375344      509,689.2029
============   ==== ==========      ==========       ==========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.270801        19.314209        3,628.3900
  01/01/2010    to  12/31/2010       19.314209        22.149122       10,629.3652
  01/01/2011    to  12/31/2011       22.149122        22.454444       22,839.5763
  01/01/2012    to  12/31/2012       22.454444        25.920444       34,693.5740
============   ==== ==========      ==========       ==========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.445105         8.938588       21,346.4500
  01/01/2010    to  12/31/2010        8.938588         9.948894       52,382.3184
  01/01/2011    to  12/31/2011        9.948894         9.872297       81,467.0797
  01/01/2012    to  12/31/2012        9.872297        11.081143       87,326.7301
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.456458         9.574904       10,720.5123
  01/01/2009    to  12/31/2009        9.574904        12.778769       11,165.6700
  01/01/2010    to  12/31/2010       12.778769        14.696713       14,346.9472
  01/01/2011    to  12/31/2011       14.696713        13.744790       26,204.9073
  01/01/2012    to  12/31/2012       13.744790        17.152468       27,434.4834
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.456994        10.007427       13,265.8411
  01/01/2009    to  12/31/2009       10.007427        12.765074       40,210.0900
  01/01/2010    to  12/31/2010       12.765074        15.078338       55,876.2016
  01/01/2011    to  12/31/2011       15.078338        13.388505       61,863.3486
  01/01/2012    to  12/31/2012       13.388505        15.298062       56,060.4333
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010788         1.051237      503,067.3706
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012842         1.053290      382,578.6060
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.277183         6.615796       19,408.5226
  01/01/2012    to  12/31/2012        6.615796         7.765725       21,890.2054
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.440459        11.226475            0.0000
  01/01/2007    to  12/31/2007       11.226475        10.462963            0.0000
  01/01/2008    to  12/31/2008       10.462963         4.703540            0.0000
  01/01/2009    to  12/31/2009        4.703540         6.428128            0.0000
  01/01/2010    to  12/31/2010        6.428128         6.834396            0.0000
  01/01/2011    to  04/29/2011        6.834396         7.277752            0.0000
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.538502        17.673472        159,643.6458
  01/01/2005    to  12/31/2005       17.673472        17.768260        393,966.6567
  01/01/2006    to  12/31/2006       17.768260        19.210751        475,015.5564
  01/01/2007    to  12/31/2007       19.210751        20.274485        645,984.9469
  01/01/2008    to  12/31/2008       20.274485        16.346342        629,602.0484
  01/01/2009    to  12/31/2009       16.346342        22.145915        650,083.5500
  01/01/2010    to  12/31/2010       22.145915        24.780781        619,671.0816
  01/01/2011    to  12/31/2011       24.780781        25.641488        566,509.7589
  01/01/2012    to  12/31/2012       25.641488        28.686110        505,480.3367
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014        14.027753        231,975.4351
  01/01/2005    to  12/31/2005       14.027753        14.444164        698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707        876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092             67.5449
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.796664        24.302013        132,332.0102
  01/01/2005    to  12/31/2005       24.302013        26.009990        364,611.2364
  01/01/2006    to  12/31/2006       26.009990        28.901726        436,738.9855
  01/01/2007    to  12/31/2007       28.901726        28.798677        727,734.9358
  01/01/2008    to  12/31/2008       28.798677        17.464781        668,746.9634
  01/01/2009    to  12/31/2009       17.464781        21.890051        628,659.6800
  01/01/2010    to  12/31/2010       21.890051        27.218344        611,084.4095
  01/01/2011    to  12/31/2011       27.218344        25.964497        543,250.5277
  01/01/2012    to  12/31/2012       25.964497        29.497584        478,252.6568
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014        14.027753        231,975.4351
  01/01/2005    to  12/31/2005       14.027753        14.444164        698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707        876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092             67.5449
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988699         9.796803         97,822.5430
  01/01/2012    to  12/31/2012        9.796803        10.130466        190,305.0713
============   ==== ==========       =========        =========        ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959         6.620666        228,554.2176
  01/01/2009    to  12/31/2009        6.620666         8.189993      1,004,432.1000
  01/01/2010    to  12/31/2010        8.189993         9.006842      1,573,368.8568
  01/01/2011    to  12/31/2011        9.006842         8.873072      1,857,789.3844
  01/01/2012    to  12/31/2012        8.873072        10.011811      1,722,399.7391
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959         7.055493        676,921.2757
  01/01/2009    to  12/31/2009        7.055493         8.984175      1,839,369.9200
  01/01/2010    to  12/31/2010        8.984175         9.793239      2,177,123.8819
  01/01/2011    to  12/31/2011        9.793239         9.530068      2,144,447.8371
  01/01/2012    to  12/31/2012        9.530068        10.961520      2,008,753.8876
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959         6.589701         70,643.1082
  01/01/2009    to  12/31/2009        6.589701         8.656683        175,511.1300
  01/01/2010    to  12/31/2010        8.656683         9.231572        232,228.9954
  01/01/2011    to  12/31/2011        9.231572         8.513807        506,962.5030
  01/01/2012    to  12/31/2012        8.513807        10.306238        435,040.0193
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.184988        19.062053         78,134.6702
  01/01/2007    to  12/31/2007       19.062053        19.324014        185,193.1430
  01/01/2008    to  12/31/2008       19.324014        11.039651        210,180.6998
  01/01/2009    to  12/31/2009       11.039651        14.336489        191,482.0300
  01/01/2010    to  12/31/2010       14.336489        15.251033        173,332.6042
  01/01/2011    to  04/29/2011       15.251033        17.040521              0.0000
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.841875        12.292994         12,066.5288
  01/01/2011    to  12/31/2011       12.292994        12.136705         24,484.1249
  01/01/2012    to  12/31/2012       12.136705        13.738947         40,619.0351
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.046669        10.544562      1,123,849.8837
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.615629         6.264735         16,101.0419
  01/01/2009    to  12/31/2009        6.264735        10.484007         61,231.8300
  01/01/2010    to  12/31/2010       10.484007        12.841577        110,555.9205
  01/01/2011    to  12/31/2011       12.841577        10.341202        151,606.5676
  01/01/2012    to  12/31/2012       10.341202        12.178447        133,583.9600
============   ==== ==========       =========        =========      ==============

                                   0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.888731        11.388069       66,330.2692
   01/01/2005                             to  12/31/2005       11.388069        13.133216      197,472.0601
   01/01/2006                             to  12/31/2006       13.133216        16.465107      286,226.8781
   01/01/2007                             to  12/31/2007       16.465107        18.476214      241,307.5681
   01/01/2008                             to  12/31/2008       18.476214        10.547833      234,096.7201
   01/01/2009                             to  12/31/2009       10.547833        13.746171      269,042.8000
   01/01/2010                             to  12/31/2010       13.746171        15.169092      357,829.1781
   01/01/2011                             to  12/31/2011       15.169092        13.416105      402,305.8166
   01/01/2012                             to  12/31/2012       13.416105        15.508856      367,498.3451
=============                            ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       18.123552        16.128812      104,420.1881
   01/01/2008                             to  12/31/2008       16.128812         9.857069      109,273.6698
   01/01/2009                             to  12/31/2009        9.857069        13.353227       95,743.8500
   01/01/2010                             to  12/31/2010       13.353227        16.250571       95,603.1899
   01/01/2011                             to  12/31/2011       16.250571        15.247968       96,171.4394
   01/01/2012                             to  12/31/2012       15.247968        15.901387       93,127.8477
=============                            ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       13.134836        15.276856       10,708.4664
   01/01/2005                             to  12/31/2005       15.276856        16.613740       33,727.9135
   01/01/2006                             to  12/31/2006       16.613740        18.863010       68,522.0611
   01/01/2007                             to  04/27/2007       18.863010        20.536872            0.0000
=============                            ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.452302        12.166044          197.8459
   01/01/2007                             to  04/27/2007       12.166044        13.458449            0.0000
=============                            ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.912926         9.926723          64,946.2135
  01/01/2005    to  12/31/2005        9.926723        10.283600         152,622.3844
  01/01/2006    to  12/31/2006       10.283600        11.039306         259,528.9309
  01/01/2007    to  12/31/2007       11.039306        13.501893         291,196.3282
  01/01/2008    to  12/31/2008       13.501893         7.121331         314,628.6376
  01/01/2009    to  12/31/2009        7.121331        11.093963         415,270.1600
  01/01/2010    to  12/31/2010       11.093963        14.515122         456,943.1328
  01/01/2011    to  12/31/2011       14.515122        13.382932         487,959.1410
  01/01/2012    to  12/31/2012       13.382932        14.486152         461,808.7280
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.042214        13.359313          98,105.0100
  01/01/2010    to  12/31/2010       13.359313        14.260043         320,198.5640
  01/01/2011    to  12/31/2011       14.260043        15.699244         447,077.6507
  01/01/2012    to  12/31/2012       15.699244        16.970014         522,361.7454
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.836057        12.304923          71,702.4282
  01/01/2005    to  12/31/2005       12.304923        12.462858         264,511.0364
  01/01/2006    to  12/31/2006       12.462858        12.903065         424,843.4271
  01/01/2007    to  12/31/2007       12.903065        13.747193         530,325.9477
  01/01/2008    to  12/31/2008       13.747193        13.672654         758,991.6608
  01/01/2009    to  12/31/2009       13.672654        15.985061       1,359,657.8700
  01/01/2010    to  12/31/2010       15.985061        17.127641       1,947,045.3733
  01/01/2011    to  12/31/2011       17.127641        17.503870       2,231,861.4543
  01/01/2012    to  12/31/2012       17.503870        18.944875       2,147,809.3390
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.081245        15.613289          35,945.2686
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.265198        20.870375           1,493.2981
  01/01/2007    to  12/31/2007       20.870375        21.706638           3,905.2481
  01/01/2008    to  12/31/2008       21.706638        14.440738          12,107.9294
  01/01/2009    to  12/31/2009       14.440738        17.720787         351,356.1200
  01/01/2010    to  12/31/2010       17.720787        20.400781         342,685.2265
  01/01/2011    to  12/31/2011       20.400781        19.289350         336,763.3975
  01/01/2012    to  12/31/2012       19.289350        21.129484         310,922.2957
============   ==== ==========       =========        =========       ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.707428        11.525072        178,080.7079
  01/01/2005    to  12/31/2005       11.525072        12.044679        596,909.8314
  01/01/2006    to  12/31/2006       12.044679        13.104419        816,839.3714
  01/01/2007    to  12/31/2007       13.104419        12.937958        770,507.4979
  01/01/2008    to  12/31/2008       12.937958         7.637295        689,484.0452
  01/01/2009    to  05/01/2009        7.637295         7.562857              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.378163        16.557652            141.2952
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.128257        19.928818          4,351.8578
  01/01/2007    to  12/31/2007       19.928818        21.051381          8,205.4438
  01/01/2008    to  12/31/2008       21.051381        18.611977         31,673.0825
  01/01/2009    to  12/31/2009       18.611977        24.536038         42,776.9400
  01/01/2010    to  12/31/2010       24.536038        27.263219         51,197.6592
  01/01/2011    to  12/31/2011       27.263219        27.986074         48,556.5825
  01/01/2012    to  12/31/2012       27.986074        30.942565         45,452.9837
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.821534        11.022088         47,293.0121
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010820         1.071458        191,239.8563
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.238158        10.197163            872.4500
  01/01/2010    to  12/31/2010       10.197163        11.530415          4,043.4780
  01/01/2011    to  12/31/2011       11.530415        11.178449         20,369.9000
  01/01/2012    to  12/31/2012       11.178449        12.736641         28,404.8953
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.949248        10.759634        311,629.4900
  01/01/2010    to  12/31/2010       10.759634        11.962324        961,961.5015
  01/01/2011    to  12/31/2011       11.962324        11.975174      1,425,811.8372
  01/01/2012    to  12/31/2012       11.975174        13.385014      1,443,569.7577
============   ==== ==========       =========        =========      ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       44.719253        49.690285        141,989.4112
  01/01/2005    to  12/31/2005       49.690285        50.891240        330,286.7296
  01/01/2006    to  12/31/2006       50.891240        59.376826        399,124.2698
  01/01/2007    to  12/31/2007       59.376826        61.001192        410,159.3982
  01/01/2008    to  12/31/2008       61.001192        38.471134        429,859.4254
  01/01/2009    to  12/31/2009       38.471134        45.116662        472,113.5200
  01/01/2010    to  12/31/2010       45.116662        52.295972        456,830.3455
  01/01/2011    to  12/31/2011       52.295972        49.725195        414,170.0996
  01/01/2012    to  12/31/2012       49.725195        58.107518        362,250.1069
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       48.043279        52.306131          2,888.9139
  01/01/2005    to  12/31/2005       52.306131        54.521838         10,209.8048
  01/01/2006    to  12/31/2006       54.521838        62.600848         11,322.3539
  01/01/2007    to  12/31/2007       62.600848        58.261326         10,298.5835
  01/01/2008    to  12/31/2008       58.261326        35.376966          8,602.1399
  01/01/2009    to  12/31/2009       35.376966        45.489365          5,150.7800
  01/01/2010    to  04/30/2010       45.489365        48.671859              0.0000
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999219        10.507572        349,342.3719
  01/01/2006    to  12/31/2006       10.507572        12.079337        779,287.1150
  01/01/2007    to  12/31/2007       12.079337        11.666352        925,836.7367
  01/01/2008    to  12/31/2008       11.666352         7.405894      1,005,413.5891
  01/01/2009    to  12/31/2009        7.405894         9.286386      1,239,941.8700
  01/01/2010    to  12/31/2010        9.286386        10.567034      1,341,700.4389
  01/01/2011    to  12/31/2011       10.567034        10.314166      1,296,729.5702
  01/01/2012    to  12/31/2012       10.314166        12.108316      1,121,740.4722
============   ==== ==========       =========        =========      ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.533029        14.359735            0.0000
  01/01/2005    to  12/31/2005       14.359735        16.725882            0.0000
  01/01/2006    to  12/31/2006       16.725882        19.256734            0.0000
  01/01/2007    to  12/31/2007       19.256734        20.994272            0.0000
  01/01/2008    to  12/31/2008       20.994272        11.595178            0.0000
  01/01/2009    to  12/31/2009       11.595178        13.999266            0.0000
  01/01/2010    to  12/31/2010       13.999266        14.818308            0.0000
  01/01/2011    to  12/31/2011       14.818308        11.723365            0.0000
  01/01/2012    to  12/31/2012       11.723365        13.860903            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.609498        49.970703        1,954.8845
  01/01/2006    to  12/31/2006       49.970703        51.547282       14,887.9227
  01/01/2007    to  12/31/2007       51.547282        54.132083       33,945.8649
  01/01/2008    to  12/31/2008       54.132083        51.653777       54,149.8644
  01/01/2009    to  12/31/2009       51.653777        55.864084      120,132.9200
  01/01/2010    to  12/31/2010       55.864084        59.800983      156,881.7053
  01/01/2011    to  12/31/2011       59.800983        62.971339      172,966.1693
  01/01/2012    to  12/31/2012       62.971339        66.914627      166,183.3811
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       23.561882        29.800754        2,800.0200
  01/01/2010    to  12/31/2010       29.800754        35.369721        6,068.4573
  01/01/2011    to  12/31/2011       35.369721        31.901660        8,545.0316
  01/01/2012    to  12/31/2012       31.901660        36.139997       10,090.2376
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.153025        10.290668       33,306.5976
  01/01/2006    to  12/31/2006       10.290668        10.657546       46,552.2212
  01/01/2007    to  12/31/2007       10.657546        11.064457      104,565.7642
  01/01/2008    to  12/31/2008       11.064457        11.244417      188,405.0495
  01/01/2009    to  12/31/2009       11.244417        11.166304      288,308.2000
  01/01/2010    to  12/31/2010       11.166304        11.060725      211,753.7872
  01/01/2011    to  12/31/2011       11.060725        10.956430      293,202.3934
  01/01/2012    to  12/31/2012       10.956430        10.852271      296,671.0429
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.135465        10.124536            0.0000
  01/01/2005    to  04/30/2005       10.124536        10.152663            0.0000
============   ==== ==========       =========        =========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.078700        32.479934       43,305.7727
  01/01/2005    to  12/31/2005       32.479934        35.434737      125,433.3432
  01/01/2006    to  12/31/2006       35.434737        40.157012      203,819.8255
  01/01/2007    to  12/31/2007       40.157012        41.538159      217,833.4151
  01/01/2008    to  12/31/2008       41.538159        24.909874      271,311.7190
  01/01/2009    to  12/31/2009       24.909874        32.527645      328,475.9000
  01/01/2010    to  12/31/2010       32.527645        36.027589      347,648.6431
  01/01/2011    to  12/31/2011       36.027589        34.196237      344,074.2561
  01/01/2012    to  12/31/2012       34.196237        38.173413      313,776.7914
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.161962         5.014280      272,810.6210
  01/01/2006    to  12/31/2006        5.014280         5.092360      249,889.3374
  01/01/2007    to  12/31/2007        5.092360         5.618407      216,149.1484
  01/01/2008    to  12/31/2008        5.618407         3.531289      182,170.8581
  01/01/2009    to  12/31/2009        3.531289         4.881766      163,857.8800
  01/01/2010    to  12/31/2010        4.881766         5.382714      153,431.1058
  01/01/2011    to  12/31/2011        5.382714         5.343747      130,326.7780
  01/01/2012    to  12/31/2012        5.343747         6.116394      735,687.5671
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.302754         4.505307      158,098.5497
  01/01/2005    to  04/30/2005        4.505307         4.150008            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.100102         8.821475      119,764.8749
  01/01/2006    to  12/31/2006        8.821475         9.403797      323,314.4077
  01/01/2007    to  12/31/2007        9.403797        10.645350      387,043.1565
  01/01/2008    to  12/31/2008       10.645350         5.700361      401,741.6968
  01/01/2009    to  12/31/2009        5.700361         8.114102      449,459.5800
  01/01/2010    to  12/31/2010        8.114102         8.792647      477,620.0525
  01/01/2011    to  12/31/2011        8.792647         8.589434      445,093.2657
  01/01/2012    to  04/27/2012        8.589434         9.677245            0.0000
============   ==== ==========       =========        =========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.877909        11.516921       81,727.5320
  01/01/2008    to  12/31/2008       11.516921         6.695302      144,505.8392
  01/01/2009    to  12/31/2009        6.695302         8.600118      169,066.9900
  01/01/2010    to  12/31/2010        8.600118        11.189229      163,180.4213
  01/01/2011    to  12/31/2011       11.189229        11.387934      146,517.7739
  01/01/2012    to  12/31/2012       11.387934        12.508537      124,440.2790
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.737795        14.339784          582.7900
  01/01/2010    to  12/31/2010       14.339784        17.412856       14,369.0804
  01/01/2011    to  12/31/2011       17.412856        14.445286       19,439.2991
  01/01/2012    to  12/31/2012       14.445286        16.869747        9,119.7478
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       39.691331        43.287160       60,244.5118
  01/01/2005    to  12/31/2005       43.287160        44.101407      181,072.3004
  01/01/2006    to  12/31/2006       44.101407        48.898652      245,163.4710
  01/01/2007    to  12/31/2007       48.898652        50.428124      246,324.7664
  01/01/2008    to  12/31/2008       50.428124        38.787323      240,906.3437
  01/01/2009    to  12/31/2009       38.787323        45.452941      286,736.0300
  01/01/2010    to  12/31/2010       45.452941        49.434648      294,958.2474
  01/01/2011    to  12/31/2011       49.434648        50.025330      294,651.8920
  01/01/2012    to  12/31/2012       50.025330        55.153258      271,188.6764
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.701554        11.683001       35,075.5872
  01/01/2009    to  12/31/2009       11.683001        13.954735      174,760.7800
  01/01/2010    to  12/31/2010       13.954735        15.368123      340,192.3465
  01/01/2011    to  12/31/2011       15.368123        15.320392      450,839.2618
  01/01/2012    to  12/31/2012       15.320392        17.651120      421,805.4626
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.903523        17.507015       50,785.4048
  01/01/2006    to  12/31/2006       17.507015        20.177546      141,773.5459
  01/01/2007    to  12/31/2007       20.177546        21.237224      148,087.1081
  01/01/2008    to  12/31/2008       21.237224        12.504179      160,036.3232
  01/01/2009    to  12/31/2009       12.504179        17.315753      171,426.8400
  01/01/2010    to  12/31/2010       17.315753        19.883874      178,828.6041
  01/01/2011    to  12/31/2011       19.883874        18.040774      179,458.4332
  01/01/2012    to  12/31/2012       18.040774        21.653231      149,717.0790
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.018769        18.998468           5,027.7312
  01/01/2011    to  12/31/2011       18.998468        15.681217          19,388.2859
  01/01/2012    to  12/31/2012       15.681217        15.932657          23,159.8665
============   ==== ==========       =========        =========      ===============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.078074        13.358946          93,207.5667
  01/01/2005    to  12/31/2005       13.358946        13.961553         274,971.0425
  01/01/2006    to  12/31/2006       13.961553        16.435984         412,046.4437
  01/01/2007    to  12/31/2007       16.435984        16.798749         499,765.6470
  01/01/2008    to  12/31/2008       16.798749        11.457673         454,885.5597
  01/01/2009    to  12/31/2009       11.457673        14.464759         344,462.5100
  01/01/2010    to  12/31/2010       14.464759        16.134305         301,037.8674
  01/01/2011    to  12/31/2011       16.134305        16.289164         258,260.1012
  01/01/2012    to  12/31/2012       16.289164        19.249040         210,195.2453
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.538871        13.169571           7,083.3601
  01/01/2007    to  12/31/2007       13.169571        13.420976          13,728.7111
  01/01/2008    to  12/31/2008       13.420976         7.868158          37,521.1744
  01/01/2009    to  12/31/2009        7.868158        10.338150          80,140.9500
  01/01/2010    to  12/31/2010       10.338150        11.930210          95,614.2990
  01/01/2011    to  12/31/2011       11.930210        11.135096         113,041.6748
  01/01/2012    to  12/31/2012       11.135096        12.875808         122,870.5110
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.591477        12.244288         262,690.2659
  01/01/2007    to  12/31/2007       12.244288        12.720065       1,770,919.6819
  01/01/2008    to  12/31/2008       12.720065         8.575693       4,419,617.5305
  01/01/2009    to  12/31/2009        8.575693        10.901635      10,086,481.1900
  01/01/2010    to  12/31/2010       10.901635        12.265608      14,710,264.7860
  01/01/2011    to  12/31/2011       12.265608        11.942989      17,705,937.2866
  01/01/2012    to  12/31/2012       11.942989        13.477478      16,984,082.3326
============   ==== ==========       =========        =========      ===============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.705601        11.268360           3,070.5519
  01/01/2007    to  12/31/2007       11.268360        11.821931          40,622.1982
  01/01/2008    to  12/31/2008       11.821931         9.291690         316,045.2884
  01/01/2009    to  12/31/2009        9.291690        11.312232       1,055,330.2000
  01/01/2010    to  12/31/2010       11.312232        12.426932       1,583,779.7413
  01/01/2011    to  12/31/2011       12.426932        12.528188       1,961,732.4540
  01/01/2012    to  12/31/2012       12.528188        13.763153       2,065,380.6052
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.214412        12.910117         130,854.2179
  01/01/2007    to  12/31/2007       12.910117        13.388744       1,269,502.1884
  01/01/2008    to  12/31/2008       13.388744         8.239949       2,959,065.7283
  01/01/2009    to  12/31/2009        8.239949        10.618684       4,349,103.4800
  01/01/2010    to  12/31/2010       10.618684        12.147548       4,418,755.1888
  01/01/2011    to  12/31/2011       12.147548        11.566853       4,442,353.0029
  01/01/2012    to  12/31/2012       11.566853        13.257980       4,263,221.0712
============   ==== ==========       =========        =========       ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.119360        11.718604          13,918.1293
  01/01/2007    to  12/31/2007       11.718604        12.327685         514,413.5535
  01/01/2008    to  12/31/2008       12.327685         8.984678       1,277,750.8877
  01/01/2009    to  12/31/2009        8.984678        11.221329       3,593,661.4700
  01/01/2010    to  12/31/2010       11.221329        12.493483       5,385,903.3170
  01/01/2011    to  12/31/2011       12.493483        12.361129       6,494,545.6783
  01/01/2012    to  12/31/2012       12.361129        13.761169       6,453,162.8873
============   ==== ==========       =========        =========       ==============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105         9.577854          522.5531
  01/01/2002    to  12/31/2002        9.577854         7.996152          642.2007
  01/01/2003    to  12/31/2003        7.996152        10.217395          631.9731
  01/01/2004    to  12/31/2004       10.217395        12.543717          630.9292
  01/01/2005    to  12/31/2005       12.543717        14.645805          629.9827
  01/01/2006    to  12/31/2006       14.645805        18.594523          629.0873
  01/01/2007    to  12/31/2007       18.594523        21.111940          621.1544
  01/01/2008    to  12/31/2008       21.111940        12.464839          620.1018
  01/01/2009    to  12/31/2009       12.464839        16.690028          618.8700
  01/01/2010    to  12/31/2010       16.690028        18.649573          617.7031
  01/01/2011    to  12/31/2011       18.649573        17.219617          470.2915
  01/01/2012    to  12/31/2012       17.219617        19.695283          470.2915
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.968881        26.918630          224.1657
  01/01/2007    to  12/31/2007       26.918630        30.606523        1,145.1691
  01/01/2008    to  12/31/2008       30.606523        18.668550        8,955.0302
  01/01/2009    to  12/31/2009       18.668550        26.301828       18,753.1700
  01/01/2010    to  12/31/2010       26.301828        29.098895       22,626.7664
  01/01/2011    to  12/31/2011       29.098895        26.249899       34,082.5692
  01/01/2012    to  12/31/2012       26.249899        31.850829       31,119.7392
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.297934        16.902186        1,718.1560
  01/01/2009    to  12/31/2009       16.902186        26.991403        3,850.4200
  01/01/2010    to  12/31/2010       26.991403        32.712716        4,592.8821
  01/01/2011    to  12/31/2011       32.712716        26.187334        8,131.7492
  01/01/2012    to  12/31/2012       26.187334        30.638198        7,412.5463
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      185.923954       107.797606        1,509.2499
  01/01/2009    to  12/31/2009      107.797606       148.787449        4,758.3400
  01/01/2010    to  12/31/2010      148.787449       174.826106        5,492.1675
  01/01/2011    to  12/31/2011      174.826106       165.687253        7,597.7763
  01/01/2012    to  12/31/2012      165.687253       193.377047        5,844.2641
============   ==== ==========      ==========       ==========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.940798        5,476.3542
  01/01/2002    to  12/31/2002        8.940798         7.208702       19,862.5869
  01/01/2003    to  12/31/2003        7.208702         9.436057       27,558.5805
  01/01/2004    to  12/31/2004        9.436057        11.072860       26,379.3192
  01/01/2005    to  12/31/2005       11.072860        12.077799       25,708.9294
  01/01/2006    to  12/31/2006       12.077799        14.522376       25,030.5808
  01/01/2007    to  12/31/2007       14.522376        16.599409       21,373.4439
  01/01/2008    to  12/31/2008       16.599409         9.798006       18,300.2626
  01/01/2009    to  12/31/2009        9.798006        13.293826        7,174.5400
  01/01/2010    to  12/31/2010       13.293826        14.268072        7,142.3391
  01/01/2011    to  12/31/2011       14.268072        12.624073        7,119.5609
  01/01/2012    to  12/31/2012       12.624073        14.776555        3,903.6735
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.260586        10.639427            0.0000
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.199691        11.640117            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.014551        10.366634       15,104.2787
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.174251        19.185768            0.0000
  01/01/2010    to  12/31/2010       19.185768        21.990837        2,393.8960
  01/01/2011    to  12/31/2011       21.990837        22.282862        2,893.3170
  01/01/2012    to  12/31/2012       22.282862        25.709456       10,296.2864
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.403785         8.886051            0.0000
  01/01/2010    to  12/31/2010        8.886051         9.885480            0.0000
  01/01/2011    to  12/31/2011        9.885480         9.804476        1,633.5775
  01/01/2012    to  12/31/2012        9.804476        10.999489        1,555.8246
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.421620         9.552544          529.7680
  01/01/2009    to  12/31/2009        9.552544        12.742551          558.3000
  01/01/2010    to  12/31/2010       12.742551        14.647744        5,259.1932
  01/01/2011    to  12/31/2011       14.647744        13.692155        9,060.5615
  01/01/2012    to  12/31/2012       13.692155        17.078201        8,878.6413
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.436882         9.989079        1,208.5341
  01/01/2009    to  12/31/2009        9.989079        12.735298        3,901.3100
  01/01/2010    to  12/31/2010       12.735298        15.035653        4,950.1259
  01/01/2011    to  12/31/2011       15.035653        13.343938       11,078.5742
  01/01/2012    to  12/31/2012       13.343938        15.239479        9,170.5754
============   ==== ==========       =========        =========       ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010779         1.050875            0.0000
============   ==== ==========       =========        =========       ===========
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.184263        4,679.5238
  01/01/2002    to  12/31/2002       17.184263        12.739890       11,658.8552
  01/01/2003    to  04/25/2003       12.739890        13.250317        9,636.1521
============   ==== ==========       =========        =========       ===========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.539643        2,052.3784
  01/01/2002    to  12/31/2002       10.539643         8.711573        3,281.5052
  01/01/2003    to  04/25/2003        8.711573         8.474969        3,281.5100
============   ==== ==========       =========        =========       ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012834         1.052928            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.257163         6.595404            0.0000
  01/01/2012    to  12/31/2012        6.595404         7.737899          620.7568
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.437855        11.219954            0.0000
  01/01/2007    to  12/31/2007       11.219954        10.451627            0.0000
  01/01/2008    to  12/31/2008       10.451627         4.696077            0.0000
  01/01/2009    to  12/31/2009        4.696077         6.414719            0.0000
  01/01/2010    to  12/31/2010        6.414719         6.816733            0.0000
  01/01/2011    to  04/29/2011        6.816733         7.257760            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.308253           10.0000
  01/01/2003    to  12/31/2003        8.308253         9.996717            0.0000
  01/01/2004    to  12/31/2004        9.996717        11.002711            0.0000
  01/01/2005    to  12/31/2005       11.002711        11.645366            0.0000
  01/01/2006    to  04/30/2006       11.645366        12.186767            0.0000
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        14.013910       13,775.4498
  01/01/2002    to  12/31/2002       14.013910        13.794924       80,655.5324
  01/01/2003    to  12/31/2003       13.794924        16.274293      108,467.3433
  01/01/2004    to  12/31/2004       16.274293        17.427746      148,944.3542
  01/01/2005    to  12/31/2005       17.427746        17.512482      140,143.1969
  01/01/2006    to  12/31/2006       17.512482        18.924769      129,024.6997
  01/01/2007    to  12/31/2007       18.924769        19.962632      128,228.8857
  01/01/2008    to  12/31/2008       19.962632        16.086835      114,812.1869
  01/01/2009    to  12/31/2009       16.086835        21.783455      123,326.6900
  01/01/2010    to  12/31/2010       21.783455        24.363018      105,391.2614
  01/01/2011    to  12/31/2011       24.363018        25.196647       98,553.4215
  01/01/2012    to  12/31/2012       25.196647        28.174287       92,857.9169
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.024939       23,764.6312
  01/01/2004    to  12/31/2004       12.024939        14.016049       91,713.3603
  01/01/2005    to  12/31/2005       14.016049        14.424919       96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660       96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.634179        3,626.9684
  01/01/2002    to  12/31/2002       10.634179         7.460700       18,041.1438
  01/01/2003    to  04/25/2003        7.460700         7.585393       17,148.7082
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.502028       21,276.3724
  01/01/2002    to  12/31/2002       17.502028        15.667287       65,092.5906
  01/01/2003    to  12/31/2003       15.667287        19.525481       74,302.3212
  01/01/2004    to  12/31/2004       19.525481        24.067397      101,239.3772
  01/01/2005    to  12/31/2005       24.067397        25.746048       97,481.2706
  01/01/2006    to  12/31/2006       25.746048        28.594177       91,865.9768
  01/01/2007    to  12/31/2007       28.594177        28.477901      104,949.7030
  01/01/2008    to  12/31/2008       28.477901        17.261569       98,363.3581
  01/01/2009    to  12/31/2009       17.261569        21.624530       95,655.1900
  01/01/2010    to  12/31/2010       21.624530        26.874767       85,260.3747
  01/01/2011    to  12/31/2011       26.874767        25.623951       79,416.8559
  01/01/2012    to  12/31/2012       25.623951        29.096071       74,103.1128
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.024939       23,764.6312
  01/01/2004    to  12/31/2004       12.024939        14.016049       91,713.3603
  01/01/2005    to  12/31/2005       14.016049        14.424919       96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660       96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005        11.211653        9,471.3255
  01/01/2002    to  12/31/2002       11.211653         8.396437       21,772.4500
  01/01/2003    to  12/31/2003        8.396437        10.766938       17,969.4444
  01/01/2004    to  12/31/2004       10.766938        11.365819       16,747.4943
  01/01/2005    to  12/31/2005       11.365819        12.247363       16,140.9738
  01/01/2006    to  12/31/2006       12.247363        12.889755       12,722.6205
  01/01/2007    to  04/27/2007       12.889755        13.778830            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988631         9.793488       11,947.3497
  01/01/2012    to  12/31/2012        9.793488        10.121948       13,370.7539
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904         6.618382       16,846.7851
  01/01/2009    to  12/31/2009        6.618382         8.183076       54,617.8900
  01/01/2010    to  12/31/2010        8.183076         8.994739       67,284.5847
  01/01/2011    to  12/31/2011        8.994739         8.856728       92,920.8332
  01/01/2012    to  12/31/2012        8.856728         9.988348       85,118.3026
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904         7.053061       49,281.8191
  01/01/2009    to  12/31/2009        7.053061         8.976590      120,340.4900
  01/01/2010    to  12/31/2010        8.976590         9.780083      106,526.8052
  01/01/2011    to  12/31/2011        9.780083         9.512516      121,904.2952
  01/01/2012    to  12/31/2012        9.512516        10.935835       98,901.5874
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904         6.587429       10,642.8810
  01/01/2009    to  12/31/2009        6.587429         8.649372       23,490.8200
  01/01/2010    to  12/31/2010        8.649372         9.219168       23,913.8769
  01/01/2011    to  12/31/2011        9.219168         8.498123       44,430.1880
  01/01/2012    to  12/31/2012        8.498123        10.282084       42,882.3629
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       13.265252        12.980355        1,073.9466
  01/01/2002    to  12/31/2002       12.980355        10.475037        5,418.9073
  01/01/2003    to  12/31/2003       10.475037        13.703613        5,817.0226
  01/01/2004    to  12/31/2004       13.703613        15.741194        4,122.3770
  01/01/2005    to  12/31/2005       15.741194        16.966367        3,796.1138
  01/01/2006    to  12/31/2006       16.966367        20.461390        7,993.5984
  01/01/2007    to  12/31/2007       20.461390        20.732155       10,956.3214
  01/01/2008    to  12/31/2008       20.732155        11.838158       11,439.4894
  01/01/2009    to  12/31/2009       11.838158        15.365774       11,151.3500
  01/01/2010    to  12/31/2010       15.365774        16.337813        9,304.7464
  01/01/2011    to  04/29/2011       16.337813        18.251844            0.0000
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.835911        12.282733        1,854.2742
  01/01/2011    to  12/31/2011       12.282733        12.120526        4,731.7615
  01/01/2012    to  12/31/2012       12.120526        13.713737        4,514.1891
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.041605        10.535712            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987729         1.014361            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.601998         6.256334          505.2729
  01/01/2009    to  12/31/2009        6.256334        10.464716        2,458.2100
  01/01/2010    to  12/31/2010       10.464716        12.811552       27,794.1219
  01/01/2011    to  12/31/2011       12.811552        10.311869       36,814.3590
  01/01/2012    to  12/31/2012       10.311869        12.137802       26,022.8940
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.308830        1,385.1742
  01/01/2003    to  12/31/2003        7.308830         9.554814        4,492.9319
  01/01/2004    to  12/31/2004        9.554814        11.309751       20,437.6564
  01/01/2005    to  12/31/2005       11.309751        13.036397       23,587.4987
  01/01/2006    to  12/31/2006       13.036397        16.335582       32,775.0332
  01/01/2007    to  12/31/2007       16.335582        18.321653       33,248.6477
  01/01/2008    to  12/31/2008       18.321653        10.454338       30,151.6775
  01/01/2009    to  12/31/2009       10.454338        13.617514       37,226.4400
  01/01/2010    to  12/31/2010       13.617514        15.019616       32,877.0936
  01/01/2011    to  12/31/2011       15.019616        13.277267       41,758.0967
  01/01/2012    to  12/31/2012       13.277267        15.340651       34,972.0449
============   ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.073257        16.078651        4,308.6673
  01/01/2008    to  12/31/2008       16.078651         9.821475        3,612.6213
  01/01/2009    to  12/31/2009        9.821475        13.298357        3,157.3200
  01/01/2010    to  12/31/2010       13.298357        16.175715        2,711.4933
  01/01/2011    to  12/31/2011       16.175715        15.170154        7,097.6889
  01/01/2012    to  12/31/2012       15.170154        15.812286        6,267.6277
============   ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.297617        1,883.5516
  01/01/2002    to  12/31/2002       14.297617        11.155586        3,190.2180
  01/01/2003    to  12/31/2003       11.155586        14.167897        3,187.7526
  01/01/2004    to  12/31/2004       14.167897        16.597351        2,978.3802
  01/01/2005    to  12/31/2005       16.597351        18.040799        3,064.1207
  01/01/2006    to  12/31/2006       18.040799        20.473063        3,521.7454
  01/01/2007    to  04/27/2007       20.473063        22.286166            0.0000
============   ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.446376        12.155718            0.0000
  01/01/2007    to  04/27/2007       12.155718        13.444837            0.0000
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.841840       14,014.5502
  01/01/2002    to  12/31/2002        8.841840         6.616730       60,932.6457
  01/01/2003    to  12/31/2003        6.616730         8.889917       99,708.3354
  01/01/2004    to  12/31/2004        8.889917         9.896570      104,762.8469
  01/01/2005    to  12/31/2005        9.896570        10.247254      101,058.5878
  01/01/2006    to  12/31/2006       10.247254        10.994803       77,531.0524
  01/01/2007    to  12/31/2007       10.994803        13.440705       70,695.3196
  01/01/2008    to  12/31/2008       13.440705         7.085492       68,230.1535
  01/01/2009    to  12/31/2009        7.085492        11.032616       67,582.9000
  01/01/2010    to  12/31/2010       11.032616        14.427650       79,184.0556
  01/01/2011    to  12/31/2011       14.427650        13.295644       80,542.7324
  01/01/2012    to  12/31/2012       13.295644        14.384434       79,710.4102
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.006059        13.314808          901.2300
  01/01/2010    to  12/31/2010       13.314808        14.205435       30,852.3088
  01/01/2011    to  12/31/2011       14.205435        15.631331       49,413.5012
  01/01/2012    to  12/31/2012       15.631331        16.888116       53,489.3626
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.817006        12.281046       46,962.7933
  01/01/2005    to  12/31/2005       12.281046        12.432473       46,982.8446
  01/01/2006    to  12/31/2006       12.432473        12.865190       62,567.5371
  01/01/2007    to  12/31/2007       12.865190        13.699952       65,701.6390
  01/01/2008    to  12/31/2008       13.699952        13.618841       82,295.6619
  01/01/2009    to  12/31/2009       13.618841        15.914193      132,029.5800
  01/01/2010    to  12/31/2010       15.914193        17.043187      127,253.9239
  01/01/2011    to  12/31/2011       17.043187        17.408878      162,931.7226
  01/01/2012    to  12/31/2012       17.408878        18.832595      163,363.5530
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.170063           10.3971
  01/01/2002    to  12/31/2002       10.170063        12.198301           10.3971
  01/01/2003    to  12/31/2003       12.198301        14.786746            0.0000
  01/01/2004    to  04/30/2004       14.786746        14.413248            0.0000
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.436036        3,765.2676
  01/01/2002    to  12/31/2002       13.436036        14.445476       21,616.9557
  01/01/2003    to  12/31/2003       14.445476        14.839176       28,796.6843
  01/01/2004    to  11/19/2004       14.839176        15.280414       37,293.3124
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.147638        20.736144            0.0000
  01/01/2007    to  12/31/2007       20.736144        21.556187            0.0000
  01/01/2008    to  12/31/2008       21.556187        14.333444            0.0000
  01/01/2009    to  12/31/2009       14.333444        17.580327       39,732.8000
  01/01/2010    to  12/31/2010       17.580327        20.228971       35,571.9437
  01/01/2011    to  12/31/2011       20.228971        19.117355       31,038.3237
  01/01/2012    to  12/31/2012       19.117355        20.930559       29,707.2907
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.837319       10,028.3916
  01/01/2003    to  12/31/2003        7.837319        10.664925       41,757.0973
  01/01/2004    to  12/31/2004       10.664925        11.509694       98,886.4243
  01/01/2005    to  12/31/2005       11.509694        12.022612       97,358.8879
  01/01/2006    to  12/31/2006       12.022612        13.073890      102,610.1931
  01/01/2007    to  12/31/2007       13.073890        12.901327       93,902.8167
  01/01/2008    to  12/31/2008       12.901327         7.611841       87,403.9075
  01/01/2009    to  05/01/2009        7.611841         7.536396            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.758140        4,798.4994
  01/01/2002    to  12/31/2002       15.758140        11.571984        7,618.9644
  01/01/2003    to  12/31/2003       11.571984        15.260561        9,898.4356
  01/01/2004    to  11/19/2004       15.260561        16.488384        7,648.0116
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.015359        19.804629            0.0000
  01/01/2007    to  12/31/2007       19.804629        20.909684        1,906.7834
  01/01/2008    to  12/31/2008       20.909684        18.477430          646.8164
  01/01/2009    to  12/31/2009       18.477430        24.346502          526.0300
  01/01/2010    to  12/31/2010       24.346502        27.039099        1,939.0942
  01/01/2011    to  12/31/2011       27.039099        27.742175        1,459.0105
  01/01/2012    to  12/31/2012       27.742175        30.657490        5,825.9579
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.816082        11.012839            0.0000
============   ==== ==========       =========        =========       ===========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010812         1.071090            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.223350        10.175481            0.0000
  01/01/2010    to  12/31/2010       10.175481        11.500151        1,165.2711
  01/01/2011    to  12/31/2011       11.500151        11.143547        3,757.7569
  01/01/2012    to  12/31/2012       11.143547        12.690495        3,641.9836
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.933166        10.736759            0.0000
  01/01/2010    to  12/31/2010       10.736759        11.930930        5,865.1046
  01/01/2011    to  12/31/2011       11.930930        11.937789       40,801.6714
  01/01/2012    to  12/31/2012       11.937789        13.336524       38,087.2196
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.414748        12.402078       28,573.9629
  01/01/2005    to  12/31/2005       12.402078        13.055956       24,598.9190
  01/01/2006    to  12/31/2006       13.055956        14.591587       22,747.8425
  01/01/2007    to  12/31/2007       14.591587        15.767636       21,547.6697
  01/01/2008    to  12/31/2008       15.767636         9.053666       20,030.1915
  01/01/2009    to  12/31/2009        9.053666        12.821199       16,855.8800
  01/01/2010    to  12/31/2010       12.821199        14.819041       16,425.6222
  01/01/2011    to  12/31/2011       14.819041        14.475998       15,955.7445
  01/01/2012    to  12/31/2012       14.475998        17.007505       15,318.5160
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.339126        5,766.7896
  01/01/2002    to  12/31/2002       13.339126        10.143926       37,476.5128
  01/01/2003    to  12/31/2003       10.143926        12.749258       37,768.8103
  01/01/2004    to  04/30/2004       12.749258        12.780732       27,559.6355
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       45.986929        51.167756        5,044.2935
  01/01/2005    to  12/31/2005       51.167756        52.522328        4,924.5950
  01/01/2006    to  12/31/2006       52.522328        61.375278        3,968.0059
  01/01/2007    to  12/31/2007       61.375278        63.200088        3,000.5165
  01/01/2008    to  12/31/2008       63.200088        39.924381        2,424.3496
  01/01/2009    to  12/31/2009       39.924381        46.908476        1,984.9100
  01/01/2010    to  12/31/2010       46.908476        54.488986        1,843.3293
  01/01/2011    to  12/31/2011       54.488986        51.915291        1,715.2797
  01/01/2012    to  12/31/2012       51.915291        60.787332        1,592.5832
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643        12.184389       13,697.0550
  01/01/2002    to  12/31/2002       12.184389         8.412857       32,117.3198
  01/01/2003    to  12/31/2003        8.412857        10.418174       24,640.9683
  01/01/2004    to  04/30/2004       10.418174        10.240269       24,389.3610
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.874966         8.394956            9.1954
  01/01/2003    to  12/31/2003        8.394956        10.375204            0.0000
  01/01/2004    to  04/30/2004       10.375204        10.187124            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       43.048356        41.497891       21,474.3005
  01/01/2002    to  12/31/2002       41.497891        33.640569      111,772.9140
  01/01/2003    to  12/31/2003       33.640569        43.541625      135,220.1175
  01/01/2004    to  12/31/2004       43.541625        48.558997      150,161.3250
  01/01/2005    to  12/31/2005       48.558997        49.707819      148,728.5456
  01/01/2006    to  12/31/2006       49.707819        57.967181      135,151.1234
  01/01/2007    to  12/31/2007       57.967181        59.523046      122,327.8647
  01/01/2008    to  12/31/2008       59.523046        37.520041      111,372.2325
  01/01/2009    to  12/31/2009       37.520041        43.979265      110,811.1900
  01/01/2010    to  12/31/2010       43.979265        50.952124      103,038.9464
  01/01/2011    to  12/31/2011       50.952124        48.423228       93,165.2816
  01/01/2012    to  12/31/2012       48.423228        56.557645       65,185.9338
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN
TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.666070         437.3543
  01/01/2003    to  12/31/2003       10.666070        13.215628       1,966.5515
  01/01/2004    to  04/30/2004       13.215628        13.446509       2,126.4978
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.291763         600.3078
  01/01/2004    to  12/31/2004       11.291763        12.421290       7,528.7347
  01/01/2005    to  12/31/2005       12.421290        12.941007       7,855.9036
  01/01/2006    to  12/31/2006       12.941007        14.851192       7,885.4660
  01/01/2007    to  12/31/2007       14.851192        13.814749       6,755.8728
  01/01/2008    to  12/31/2008       13.814749         8.384262       6,268.9700
  01/01/2009    to  12/31/2009        8.384262        10.775487       5,816.1400
  01/01/2010    to  04/30/2010       10.775487        11.527464           0.0000
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.557481       2,376.3651
  01/01/2003    to  12/31/2003        4.557481         6.165371       2,683.7532
  01/01/2004    to  12/31/2004        6.165371         7.191797         283.3650
  01/01/2005    to  12/31/2005        7.191797         8.161916         275.8324
  01/01/2006    to  12/31/2006        8.161916         8.579046         242.7222
  01/01/2007    to  12/31/2007        8.579046         9.991256         249.3199
  01/01/2008    to  12/31/2008        9.991256         5.959776         239.9799
  01/01/2009    to  12/31/2009        5.959776         8.583554         260.8800
  01/01/2010    to  12/31/2010        8.583554        10.850750         235.6620
  01/01/2011    to  12/31/2011       10.850750        10.566015         217.1760
  01/01/2012    to  12/31/2012       10.566015        11.891639         221.2860
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.742071        13.620605       5,747.5535
  01/01/2005    to  12/31/2005       13.620605        14.930427       5,508.0530
  01/01/2006    to  12/31/2006       14.930427        15.318646       3,808.3089
  01/01/2007    to  12/31/2007       15.318646        16.611118       3,236.5688
  01/01/2008    to  12/31/2008       16.611118        10.472818       2,453.1384
  01/01/2009    to  12/31/2009       10.472818        14.374526       1,740.1000
  01/01/2010    to  12/31/2010       14.374526        19.164575       1,277.9939
  01/01/2011    to  12/31/2011       19.164575        19.248880         540.8847
  01/01/2012    to  12/31/2012       19.248880        22.088033         494.9441
============   ==== ==========       =========        =========       ==========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.229092        1,913.6475
  01/01/2002    to  12/31/2002       12.229092         8.634454        7,323.8623
  01/01/2003    to  12/31/2003        8.634454        11.732557        6,396.5850
  01/01/2004    to  04/30/2004       11.732557        11.969166        6,311.3433
============   ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999178        10.504047        4,219.4905
  01/01/2006    to  12/31/2006       10.504047        12.069267       23,299.7898
  01/01/2007    to  12/31/2007       12.069267        11.650766       29,277.2162
  01/01/2008    to  12/31/2008       11.650766         7.392281       42,566.5554
  01/01/2009    to  12/31/2009        7.392281         9.263448       74,605.3000
  01/01/2010    to  12/31/2010        9.263448        10.533563       63,824.4425
  01/01/2011    to  12/31/2011       10.533563        10.274314       68,911.7131
  01/01/2012    to  12/31/2012       10.274314        12.046543       58,033.6739
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.656747          240.5936
  01/01/2004    to  12/31/2004       12.656747        14.783307          299.7750
  01/01/2005    to  12/31/2005       14.783307        17.210668          296.9330
  01/01/2006    to  12/31/2006       17.210668        19.804997          294.2770
  01/01/2007    to  12/31/2007       19.804997        21.581152          291.0140
  01/01/2008    to  12/31/2008       21.581152        11.913325          147.5164
  01/01/2009    to  12/31/2009       11.913325        14.376184          141.5100
  01/01/2010    to  12/31/2010       14.376184        15.209681           62.2911
  01/01/2011    to  12/31/2011       15.209681        12.026984           57.7923
  01/01/2012    to  12/31/2012       12.026984        14.212738           45.9694
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.074205        49.415126            0.0000
  01/01/2006    to  12/31/2006       49.415126        50.948766          459.9969
  01/01/2007    to  12/31/2007       50.948766        53.476670        1,181.8864
  01/01/2008    to  12/31/2008       53.476670        51.002790        2,432.1808
  01/01/2009    to  12/31/2009       51.002790        55.132470        7,473.1400
  01/01/2010    to  12/31/2010       55.132470        58.988316       10,599.1607
  01/01/2011    to  12/31/2011       58.988316        62.084630       13,067.3934
  01/01/2012    to  12/31/2012       62.084630        65.939242       12,255.6698
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.509437        12.023447        4,688.5300
  01/01/2010    to  12/31/2010       12.023447        14.263184        4,375.5414
  01/01/2011    to  12/31/2011       14.263184        12.858234       18,091.5629
  01/01/2012    to  12/31/2012       12.858234        14.559214       17,474.5589
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       16.319840        17.117546        8,819.7751
  01/01/2008    to  12/31/2008       17.117546         9.720309        6,525.0986
  01/01/2009    to  05/01/2009        9.720309         9.257155            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.121702        10.255520        5,365.7315
  01/01/2006    to  12/31/2006       10.255520        10.615850       14,285.1898
  01/01/2007    to  12/31/2007       10.615850        11.015631       24,654.3650
  01/01/2008    to  12/31/2008       11.015631        11.189185      152,090.2443
  01/01/2009    to  12/31/2009       11.189185        11.105901       93,917.2200
  01/01/2010    to  12/31/2010       11.105901        10.995393       18,537.8341
  01/01/2011    to  12/31/2011       10.995393        10.886283       46,333.3603
  01/01/2012    to  12/31/2012       10.886283        10.777371       17,816.3216
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.180132       14,671.7194
  01/01/2002    to  12/31/2002       10.180132        10.189322       17,282.8114
  01/01/2003    to  12/31/2003       10.189322        10.131745        2,951.8406
  01/01/2004    to  12/31/2004       10.131745        10.094988        6,414.1288
  01/01/2005    to  04/30/2005       10.094988        10.121382            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.380126       12,476.7771
  01/01/2003    to  12/31/2003        8.380126        10.846809       38,865.7372
  01/01/2004    to  12/31/2004       10.846809        12.042432       58,381.8018
  01/01/2005    to  12/31/2005       12.042432        13.131424       59,610.1636
  01/01/2006    to  12/31/2006       13.131424        14.873990       69,905.9149
  01/01/2007    to  12/31/2007       14.873990        15.377827       64,005.6780
  01/01/2008    to  12/31/2008       15.377827         9.217238       84,477.9864
  01/01/2009    to  12/31/2009        9.217238        12.029974      110,403.6800
  01/01/2010    to  12/31/2010       12.029974        13.317732      117,147.1072
  01/01/2011    to  12/31/2011       13.317732        12.634458      111,439.3947
  01/01/2012    to  12/31/2012       12.634458        14.096817       85,607.0157
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.258648        13.559788        7,818.3659
  01/01/2006    to  12/31/2006       13.559788        13.764069        7,238.9402
  01/01/2007    to  12/31/2007       13.764069        15.178281        7,129.9849
  01/01/2008    to  12/31/2008       15.178281         9.535078        6,228.5834
  01/01/2009    to  12/31/2009        9.535078        13.175010        5,827.9200
  01/01/2010    to  12/31/2010       13.175010        14.519722        4,159.5813
  01/01/2011    to  12/31/2011       14.519722        14.407418        3,878.5476
  01/01/2012    to  12/31/2012       14.407418        16.482288       13,588.1877
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.763340          976.3269
  01/01/2004    to  12/31/2004       11.763340        12.189481        5,232.7221
  01/01/2005    to  04/30/2005       12.189481        11.226357            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.083026         8.799962        2,761.4564
  01/01/2006    to  12/31/2006        8.799962         9.376187        7,517.9186
  01/01/2007    to  12/31/2007        9.376187        10.608761       11,122.8057
  01/01/2008    to  12/31/2008       10.608761         5.677910       15,203.8126
  01/01/2009    to  12/31/2009        5.677910         8.078106       17,220.0000
  01/01/2010    to  12/31/2010        8.078106         8.749268       12,742.8176
  01/01/2011    to  12/31/2011        8.749268         8.542794       13,867.8845
  01/01/2012    to  12/31/2012        8.542794         9.623132            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.842315        11.478554          950.1059
  01/01/2008    to  12/31/2008       11.478554         6.669642        6,237.4583
  01/01/2009    to  12/31/2009        6.669642         8.562873       11,302.6700
  01/01/2010    to  12/31/2010        8.562873        11.135211        9,066.3907
  01/01/2011    to  12/31/2011       11.135211        11.327303       10,360.4703
  01/01/2012    to  12/31/2012       11.327303        12.435686       20,337.5665
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.735054        14.331399            0.0000
  01/01/2010    to  12/31/2010       14.331399        17.393988          744.7919
  01/01/2011    to  12/31/2011       17.393988        14.422425        2,164.3526
  01/01/2012    to  12/31/2012       14.422425        16.834589        2,230.2461
============   ==== ==========       =========        =========       ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.655273        11.616734        159,996.8605
  01/01/2005    to  12/31/2005       11.616734        11.829350        160,234.6801
  01/01/2006    to  12/31/2006       11.829350        13.109581        159,589.6640
  01/01/2007    to  12/31/2007       13.109581        13.512833        150,254.8977
  01/01/2008    to  12/31/2008       13.512833        10.388320        153,048.1592
  01/01/2009    to  12/31/2009       10.388320        12.167473        145,934.0900
  01/01/2010    to  12/31/2010       12.167473        13.226740        138,860.2855
  01/01/2011    to  12/31/2011       13.226740        13.378108        103,085.4576
  01/01/2012    to  12/31/2012       13.378108        14.742042         92,585.6847
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.620076        11.622060          3,236.8251
  01/01/2009    to  12/31/2009       11.622060        13.875002          8,963.6500
  01/01/2010    to  12/31/2010       13.875002        15.272682         15,726.8826
  01/01/2011    to  12/31/2011       15.272682        15.217651         29,052.5416
  01/01/2012    to  12/31/2012       15.217651        17.523940         27,535.4384
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.842767        17.429872            787.2377
  01/01/2006    to  12/31/2006       17.429872        20.078622         11,093.2987
  01/01/2007    to  12/31/2007       20.078622        21.122482         13,322.9337
  01/01/2008    to  12/31/2008       21.122482        12.430370         13,847.5075
  01/01/2009    to  12/31/2009       12.430370        17.204937         15,156.8800
  01/01/2010    to  12/31/2010       17.204937        19.746757         17,415.1627
  01/01/2011    to  12/31/2011       19.746757        17.907420         17,214.2709
  01/01/2012    to  12/31/2012       17.907420        21.482378         25,779.7449
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.006707        18.977870            571.4815
  01/01/2011    to  12/31/2011       18.977870        15.656391          3,138.4351
  01/01/2012    to  12/31/2012       15.656391        15.899437          3,707.4082
============   ==== ==========       =========        =========        ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.069767        3,815.6826
  01/01/2004    to  12/31/2004       12.069767        13.361506       19,818.1170
  01/01/2005    to  12/31/2005       13.361506        13.957269       25,306.2270
  01/01/2006    to  12/31/2006       13.957269        16.422752       32,318.1652
  01/01/2007    to  12/31/2007       16.422752        16.776787       38,755.9542
  01/01/2008    to  12/31/2008       16.776787        11.436944       39,626.8407
  01/01/2009    to  12/31/2009       11.436944        14.431371       39,051.4600
  01/01/2010    to  12/31/2010       14.431371        16.089023       34,201.8039
  01/01/2011    to  12/31/2011       16.089023        16.235342       26,933.1743
  01/01/2012    to  12/31/2012       16.235342        19.175801       24,318.8974
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.530000        13.155404           75.0660
  01/01/2007    to  12/31/2007       13.155404        13.399798            0.0000
  01/01/2008    to  12/31/2008       13.399798         7.851792            0.0000
  01/01/2009    to  12/31/2009        7.851792        10.311487            0.0000
  01/01/2010    to  12/31/2010       10.311487        11.893500          755.2322
  01/01/2011    to  12/31/2011       11.893500        11.095292        7,973.6968
  01/01/2012    to  12/31/2012       11.095292        12.823335        7,313.2349
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.580000        12.231114       39,064.2014
  01/01/2007    to  12/31/2007       12.231114        12.699992       33,435.6487
  01/01/2008    to  12/31/2008       12.699992         8.557860      142,058.8022
  01/01/2009    to  12/31/2009        8.557860        10.873527      328,209.8200
  01/01/2010    to  12/31/2010       10.873527        12.227872      519,552.6946
  01/01/2011    to  12/31/2011       12.227872        11.900306      975,043.1743
  01/01/2012    to  12/31/2012       11.900306        13.422564      929,678.7934
============   ==== ==========       =========        =========      ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.700000        11.256234           85.9172
  01/01/2007    to  12/31/2007       11.256234        11.803275        3,106.6821
  01/01/2008    to  12/31/2008       11.803275         9.272371        8,737.5576
  01/01/2009    to  12/31/2009        9.272371        11.283071       28,227.9300
  01/01/2010    to  12/31/2010       11.283071        12.388705       66,599.7710
  01/01/2011    to  12/31/2011       12.388705        12.483422       70,706.1537
  01/01/2012    to  12/31/2012       12.483422        13.707083       68,773.7509
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.210000        12.896228       20,213.1577
  01/01/2007    to  12/31/2007       12.896228        13.367616       19,131.6759
  01/01/2008    to  12/31/2008       13.367616         8.222811       87,142.4339
  01/01/2009    to  12/31/2009        8.222811        10.591300      124,755.4800
  01/01/2010    to  12/31/2010       10.591300        12.110171      128,025.3556
  01/01/2011    to  12/31/2011       12.110171        11.525508      129,042.4543
  01/01/2012    to  12/31/2012       11.525508        13.203954      119,520.1018
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.110000        11.705995            0.0000
  01/01/2007    to  12/31/2007       11.705995        12.308231            0.0000
  01/01/2008    to  12/31/2008       12.308231         8.965995       23,606.5492
  01/01/2009    to  12/31/2009        8.965995        11.192400      102,812.9000
  01/01/2010    to  12/31/2010       11.192400        12.455050      204,849.0863
  01/01/2011    to  12/31/2011       12.455050        12.316956      397,518.1950
  01/01/2012    to  12/31/2012       12.316956        13.705104      366,229.9358
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105         9.571780          704.3049
  01/01/2002    to  12/31/2002        9.571780         7.983084        3,847.5117
  01/01/2003    to  12/31/2003        7.983084        10.190500        4,058.4129
  01/01/2004    to  12/31/2004       10.190500        12.498173        4,058.1817
  01/01/2005    to  12/31/2005       12.498173        14.578096        4,057.9822
  01/01/2006    to  12/31/2006       14.578096        18.490124        3,011.5278
  01/01/2007    to  12/31/2007       18.490124        20.972317        3,011.3643
  01/01/2008    to  12/31/2008       20.972317        12.369963        2,975.4827
  01/01/2009    to  12/31/2009       12.369963        16.546441        2,832.1200
  01/01/2010    to  12/31/2010       16.546441        18.470668        2,832.1225
  01/01/2011    to  12/31/2011       18.470668        17.037403        2,832.1225
  01/01/2012    to  12/31/2012       17.037403        19.467301        2,832.1225
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.722206        26.659576          854.0275
  01/01/2007    to  12/31/2007       26.659576        30.281524       26,717.7017
  01/01/2008    to  12/31/2008       30.281524        18.451761       50,365.4455
  01/01/2009    to  12/31/2009       18.451761        25.970420       64,602.8900
  01/01/2010    to  12/31/2010       25.970420        28.703555       92,448.6798
  01/01/2011    to  12/31/2011       28.703555        25.867417      102,248.1072
  01/01/2012    to  12/31/2012       25.867417        31.355216      112,378.2785
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.966507        16.722577        2,625.0213
  01/01/2009    to  12/31/2009       16.722577        26.677912        7,272.9000
  01/01/2010    to  12/31/2010       26.677912        32.300498       17,100.6409
  01/01/2011    to  12/31/2011       32.300498        25.831515       24,035.9921
  01/01/2012    to  12/31/2012       25.831515        30.191546       25,388.4331
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      181.472192       105.144996        3,023.1020
  01/01/2009    to  12/31/2009      105.144996       144.981141       11,157.4800
  01/01/2010    to  12/31/2010      144.981141       170.183569       17,735.5959
  01/01/2011    to  12/31/2011      170.183569       161.126483       20,065.5902
  01/01/2012    to  12/31/2012      161.126483       187.865200       24,361.0225
============   ==== ==========      ==========       ==========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.935139        8,734.3044
  01/01/2002    to  12/31/2002        8.935139         7.196923       27,215.8340
  01/01/2003    to  12/31/2003        7.196923         9.411242       34,713.7110
  01/01/2004    to  12/31/2004        9.411242        11.032680       33,630.4673
  01/01/2005    to  12/31/2005       11.032680        12.021985       27,293.0000
  01/01/2006    to  12/31/2006       12.021985        14.440866       15,216.0401
  01/01/2007    to  12/31/2007       14.440866        16.489663       13,157.8164
  01/01/2008    to  12/31/2008       16.489663         9.723449       12,447.9672
  01/01/2009    to  12/31/2009        9.723449        13.179483       10,750.3100
  01/01/2010    to  12/31/2010       13.179483        14.131224        9,418.7462
  01/01/2011    to  12/31/2011       14.131224        12.490505        8,608.9271
  01/01/2012    to  12/31/2012       12.490505        14.605526        8,017.9903
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.250244        10.621574       26,287.8719
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.188104        11.620275        7,837.4955
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.004456        10.349237       59,741.8427
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.982979        18.931443          984.0100
  01/01/2010    to  12/31/2010       18.931443        21.677654        5,174.0513
  01/01/2011    to  12/31/2011       21.677654        21.943621        5,953.0341
  01/01/2012    to  12/31/2012       21.943621        25.292615       18,560.9257
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.321832         8.781903          790.6200
  01/01/2010    to  12/31/2010        8.781903         9.759860        4,404.4786
  01/01/2011    to  12/31/2011        9.759860         9.670227       22,140.1121
  01/01/2012    to  12/31/2012        9.670227        10.837979       24,362.2533
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.352176         9.507992          763.0429
  01/01/2009    to  12/31/2009        9.507992        12.670440        5,931.9800
  01/01/2010    to  12/31/2010       12.670440        14.550314        5,919.8744
  01/01/2011    to  12/31/2011       14.550314        13.587507        7,970.0249
  01/01/2012    to  12/31/2012       13.587507        16.930653        8,485.2961
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.396747         9.952484       10,814.8877
  01/01/2009    to  12/31/2009        9.952484        12.675954       19,668.7300
  01/01/2010    to  12/31/2010       12.675954        14.950645       32,013.9362
  01/01/2011    to  12/31/2011       14.950645        13.255248       40,016.3315
  01/01/2012    to  12/31/2012       13.255248        15.122983       41,290.0967
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010763         1.050153      183,302.9872
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.173380       10,836.6047
  01/01/2002    to  12/31/2002       17.173380        12.719064       10,667.3649
  01/01/2003    to  04/25/2003       12.719064        13.224525       11,383.6234
============   ==== ==========       =========        =========      ============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.532953        5,331.3043
  01/01/2002    to  12/31/2002       10.532953         8.697317       11,826.0129
  01/01/2003    to  04/25/2003        8.697317         8.458458       12,546.1600
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012817         1.052204      104,966.2895
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.217287         6.554810        4,695.6890
  01/01/2012    to  12/31/2012        6.554810         7.682546       17,198.7042
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.432648        11.206925        2,780.9851
  01/01/2007    to  12/31/2007       11.206925        10.428992        2,935.4054
  01/01/2008    to  12/31/2008       10.428992         4.681186        3,935.8775
  01/01/2009    to  12/31/2009        4.681186         6.387985            0.0000
  01/01/2010    to  12/31/2010        6.387985         6.781544            0.0000
  01/01/2011    to  04/29/2011        6.781544         7.217940            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.302694          473.0470
  01/01/2003    to  12/31/2003        8.302694         9.980045        3,145.5602
  01/01/2004    to  12/31/2004        9.980045        10.973359        2,501.9996
  01/01/2005    to  12/31/2005       10.973359        11.602730        2,414.5821
  01/01/2006    to  04/30/2006       11.602730        12.138227        2,414.5821
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        14.005054       51,150.9824
  01/01/2002    to  12/31/2002       14.005054        13.772434      158,467.5780
  01/01/2003    to  12/31/2003       13.772434        16.231535      231,936.6625
  01/01/2004    to  12/31/2004       16.231535        17.364545      287,253.5941
  01/01/2005    to  12/31/2005       17.364545        17.431587      345,119.8562
  01/01/2006    to  12/31/2006       17.431587        18.818584      383,601.7014
  01/01/2007    to  12/31/2007       18.818584        19.830684      405,933.2021
  01/01/2008    to  12/31/2008       19.830684        15.964477      362,197.6756
  01/01/2009    to  12/31/2009       15.964477        21.596182      344,769.8600
  01/01/2010    to  12/31/2010       21.596182        24.129440      319,377.5635
  01/01/2011    to  12/31/2011       24.129440        24.930199      300,167.1119
  01/01/2012    to  12/31/2012       24.930199        27.848347      285,645.6752
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.016911       27,922.0086
  01/01/2004    to  12/31/2004       12.016911        13.992664      136,860.6166
  01/01/2005    to  12/31/2005       13.992664        14.386504      373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733      449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.627445       12,615.1855
  01/01/2002    to  12/31/2002       10.627445         7.448502       30,320.2933
  01/01/2003    to  04/25/2003        7.448502         7.570622       31,194.8385
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.490951       41,240.6839
  01/01/2002    to  12/31/2002       17.490951        15.641703      144,460.1141
  01/01/2003    to  12/31/2003       15.641703        19.474137      180,949.5877
  01/01/2004    to  12/31/2004       19.474137        23.980073      227,425.1135
  01/01/2005    to  12/31/2005       23.980073        25.627080      298,204.8666
  01/01/2006    to  12/31/2006       25.627080        28.433688      306,337.7662
  01/01/2007    to  12/31/2007       28.433688        28.289609      389,746.4838
  01/01/2008    to  12/31/2008       28.289609        17.130207      337,965.7481
  01/01/2009    to  12/31/2009       17.130207        21.438507      306,141.3000
  01/01/2010    to  12/31/2010       21.438507        26.616981      270,508.7799
  01/01/2011    to  12/31/2011       26.616981        25.352836      244,871.0114
  01/01/2012    to  12/31/2012       25.352836        28.759295      221,249.8646
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.016911       27,922.0086
  01/01/2004    to  12/31/2004       12.016911        13.992664      136,860.6166
  01/01/2005    to  12/31/2005       13.992664        14.386504      373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733      449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005        11.204557       28,184.2012
  01/01/2002    to  12/31/2002       11.204557         8.382724       52,959.4924
  01/01/2003    to  12/31/2003        8.382724        10.738624       46,795.1104
  01/01/2004    to  12/31/2004       10.738624        11.324574       41,939.0517
  01/01/2005    to  12/31/2005       11.324574        12.190763       35,468.1043
  01/01/2006    to  12/31/2006       12.190763        12.817399       31,752.3802
  01/01/2007    to  04/27/2007       12.817399        13.697022            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988494         9.786860       24,520.2344
  01/01/2012    to  12/31/2012        9.786860        10.104933       77,251.8693
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795         6.613817       58,198.4506
  01/01/2009    to  12/31/2009        6.613817         8.169258      233,898.6000
  01/01/2010    to  12/31/2010        8.169258         8.970582      373,731.7390
  01/01/2011    to  12/31/2011        8.970582         8.824129      452,544.6347
  01/01/2012    to  12/31/2012        8.824129         9.941586      430,658.6230
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795         7.048200       28,868.9180
  01/01/2009    to  12/31/2009        7.048200         8.961439       60,845.4900
  01/01/2010    to  12/31/2010        8.961439         9.753824       73,760.5909
  01/01/2011    to  12/31/2011        9.753824         9.477509       69,645.2048
  01/01/2012    to  12/31/2012        9.477509        10.884645       77,389.7933
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795         6.582886       35,850.1479
  01/01/2009    to  12/31/2009        6.582886         8.634769       77,024.0400
  01/01/2010    to  12/31/2010        8.634769         9.194411       87,459.1056
  01/01/2011    to  12/31/2011        9.194411         8.466840      159,485.8403
  01/01/2012    to  12/31/2012        8.466840        10.233945      141,134.2174
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       13.265252        12.972142        3,076.0571
  01/01/2002    to  12/31/2002       12.972142        10.457929       11,160.5542
  01/01/2003    to  12/31/2003       10.457929        13.667584       11,255.4987
  01/01/2004    to  12/31/2004       13.667584        15.684085       11,101.5185
  01/01/2005    to  12/31/2005       15.684085        16.887973       10,061.1785
  01/01/2006    to  12/31/2006       16.887973        20.346562       34,737.4098
  01/01/2007    to  12/31/2007       20.346562        20.595092       51,781.4299
  01/01/2008    to  12/31/2008       20.595092        11.748077       58,687.7248
  01/01/2009    to  12/31/2009       11.748077        15.233609       53,804.0200
  01/01/2010    to  12/31/2010       15.233609        16.181110       48,305.4747
  01/01/2011    to  04/29/2011       16.181110        18.070894            0.0000
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.823992        12.262235            0.0000
  01/01/2011    to  12/31/2011       12.262235        12.088232        2,133.6458
  01/01/2012    to  12/31/2012       12.088232        13.663457        8,278.9334
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.031484        10.518033      133,981.6113
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987702         1.014197            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.574778         6.239565          588.4248
  01/01/2009    to  12/31/2009        6.239565        10.426242        6,871.7300
  01/01/2010    to  12/31/2010       10.426242        12.751713       34,033.1191
  01/01/2011    to  12/31/2011       12.751713        10.253454       48,011.7312
  01/01/2012    to  12/31/2012       10.253454        12.056920      111,986.1255
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.303933           11.6839
  01/01/2003    to  12/31/2003        7.303933         9.538885       16,807.0629
  01/01/2004    to  12/31/2004        9.538885        11.279589       37,218.2838
  01/01/2005    to  12/31/2005       11.279589        12.988682      106,473.0510
  01/01/2006    to  12/31/2006       12.988682        16.259580      160,775.1012
  01/01/2007    to  12/31/2007       16.259580        18.218089      130,214.7428
  01/01/2008    to  12/31/2008       18.218089        10.384796      112,724.9287
  01/01/2009    to  12/31/2009       10.384796        13.513406      134,102.7300
  01/01/2010    to  12/31/2010       13.513406        14.889910      167,367.2233
  01/01/2011    to  12/31/2011       14.889910        13.149462      197,398.2460
  01/01/2012    to  12/31/2012       13.149462        15.177722      215,351.1595
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.973122        15.978833       31,008.4362
  01/01/2008    to  12/31/2008       15.978833         9.750694       32,190.6397
  01/01/2009    to  12/31/2009        9.750694        13.189322       36,489.1600
  01/01/2010    to  12/31/2010       13.189322        16.027070       32,959.7409
  01/01/2011    to  12/31/2011       16.027070        15.015749       37,240.6155
  01/01/2012    to  12/31/2012       15.015749        15.635612       33,526.1945
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.288562        2,144.0265
  01/01/2002    to  12/31/2002       14.288562        11.137359        5,613.1157
  01/01/2003    to  12/31/2003       11.137359        14.130628        9,160.6473
  01/01/2004    to  12/31/2004       14.130628        16.537110       15,468.2836
  01/01/2005    to  12/31/2005       16.537110        17.957419       18,347.2949
  01/01/2006    to  12/31/2006       17.957419        20.358139       25,900.1704
  01/01/2007    to  04/27/2007       20.358139        22.153848            0.0000
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
VALUE SUB-ACCOUNT
 (CLASS A))
  05/01/2006    to  12/31/2006       11.434533        12.135092        1,835.1165
  01/01/2007    to  04/27/2007       12.135092        13.417654            0.0000
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.836233       33,722.4511
  01/01/2002    to  12/31/2002        8.836233         6.605900      127,348.4883
  01/01/2003    to  12/31/2003        6.605900         8.866515      161,793.1157
  01/01/2004    to  12/31/2004        8.866515         9.860629      185,326.9906
  01/01/2005    to  12/31/2005        9.860629        10.199867      222,217.3539
  01/01/2006    to  12/31/2006       10.199867        10.933051      241,983.2950
  01/01/2007    to  12/31/2007       10.933051        13.351791      220,620.5545
  01/01/2008    to  12/31/2008       13.351791         7.031539      224,268.8533
  01/01/2009    to  12/31/2009        7.031539        10.937669      257,503.1700
  01/01/2010    to  12/31/2010       10.937669        14.289208      275,115.9969
  01/01/2011    to  12/31/2011       14.289208        13.154922      266,800.6655
  01/01/2012    to  12/31/2012       13.154922        14.217885      267,613.1869
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.934072        13.226244        7,668.8900
  01/01/2010    to  12/31/2010       13.226244        14.096845       31,997.4579
  01/01/2011    to  12/31/2011       14.096845        15.496386       60,381.8406
  01/01/2012    to  12/31/2012       15.496386        16.725501       80,104.9009
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.779011        12.233448       80,104.6588
  01/01/2005    to  12/31/2005       12.233448        12.371946      142,652.0747
  01/01/2006    to  12/31/2006       12.371946        12.789800      216,892.7740
  01/01/2007    to  12/31/2007       12.789800        13.605991      255,857.1632
  01/01/2008    to  12/31/2008       13.605991        13.511884      267,247.6611
  01/01/2009    to  12/31/2009       13.511884        15.773437      356,207.5900
  01/01/2010    to  12/31/2010       15.773437        16.875567      419,720.4335
  01/01/2011    to  12/31/2011       16.875567        17.220479      474,539.8745
  01/01/2012    to  12/31/2012       17.220479        18.610074      494,763.1111
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.163622        2,099.3414
  01/01/2002    to  12/31/2002       10.163622        12.178399        4,359.1125
  01/01/2003    to  12/31/2003       12.178399        14.747867        3,331.0896
  01/01/2004    to  04/30/2004       14.747867        14.370627        3,331.0896
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.427541        3,550.4389
  01/01/2002    to  12/31/2002       13.427541        14.421914       34,353.0474
  01/01/2003    to  12/31/2003       14.421914        14.800160       27,365.2669
  01/01/2004    to  11/19/2004       14.800160        15.226762       46,820.8906
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.914665        20.470267        1,985.9636
  01/01/2007    to  12/31/2007       20.470267        21.258406        5,158.7439
  01/01/2008    to  12/31/2008       21.258406        14.121239        9,439.1989
  01/01/2009    to  12/31/2009       14.121239        17.302737      174,895.4700
  01/01/2010    to  12/31/2010       17.302737        19.889677      155,022.2944
  01/01/2011    to  12/31/2011       19.889677        18.777951      156,621.6223
  01/01/2012    to  12/31/2012       18.777951        20.538308      169,415.7375
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.832076        3,566.0184
  01/01/2003    to  12/31/2003        7.832076        10.647156       45,310.5291
  01/01/2004    to  12/31/2004       10.647156        11.479006      232,896.5182
  01/01/2005    to  12/31/2005       11.479006        11.978611      408,504.2783
  01/01/2006    to  12/31/2006       11.978611        13.013062      472,899.0574
  01/01/2007    to  12/31/2007       13.013062        12.828396      426,150.8584
  01/01/2008    to  12/31/2008       12.828396         7.561201      345,129.1715
  01/01/2009    to  05/01/2009        7.561201         7.483764            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.748165       11,205.4898
  01/01/2002    to  12/31/2002       15.748165        11.553091       25,523.3783
  01/01/2003    to  12/31/2003       11.553091        15.220437       26,462.8582
  01/01/2004    to  11/19/2004       15.220437        16.430494       28,139.0908
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.791557        19.558566        1,347.6396
  01/01/2007    to  12/31/2007       19.558566        20.629143        9,590.1852
  01/01/2008    to  12/31/2008       20.629143        18.211245       16,482.6226
  01/01/2009    to  12/31/2009       18.211245        23.971807       11,074.8500
  01/01/2010    to  12/31/2010       23.971807        26.596366       12,619.2817
  01/01/2011    to  12/31/2011       26.596366        27.260731       17,420.3647
  01/01/2012    to  12/31/2012       27.260731        30.095190       15,205.5083
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.805186        10.994363        9,169.5556
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010795         1.070353       84,800.1456
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.193815        10.132255          175.3200
  01/01/2010    to  12/31/2010       10.132255        11.439863        5,155.5723
  01/01/2011    to  12/31/2011       11.439863        11.074069        7,495.1305
  01/01/2012    to  12/31/2012       11.074069        12.598704        4,966.8649
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.901090        10.691156       15,869.7100
  01/01/2010    to  12/31/2010       10.691156        11.868390      115,918.6281
  01/01/2011    to  12/31/2011       11.868390        11.863369      153,382.1475
  01/01/2012    to  12/31/2012       11.863369        13.240070      174,954.7079
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.352309        12.326065       25,942.8261
  01/01/2005    to  12/31/2005       12.326065        12.963011       23,811.0264
  01/01/2006    to  12/31/2006       12.963011        14.473274       18,288.4390
  01/01/2007    to  12/31/2007       14.473274        15.624073       15,065.9960
  01/01/2008    to  12/31/2008       15.624073         8.962214       13,148.2772
  01/01/2009    to  12/31/2009        8.962214        12.679013       11,161.7500
  01/01/2010    to  12/31/2010       12.679013        14.640065       11,117.7439
  01/01/2011    to  12/31/2011       14.640065        14.286898       11,062.5815
  01/01/2012    to  12/31/2012       14.286898        16.768479        9,565.5200
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.330682        9,531.4427
  01/01/2002    to  12/31/2002       13.330682        10.127350       29,361.9071
  01/01/2003    to  12/31/2003       10.127350        12.715722       25,278.7722
  01/01/2004    to  04/30/2004       12.715722        12.742926       25,167.1184
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       45.328708        50.401968        8,015.3957
  01/01/2005    to  12/31/2005       50.401968        51.684722        7,228.7736
  01/01/2006    to  12/31/2006       51.684722        60.336328        5,917.7195
  01/01/2007    to  12/31/2007       60.336328        62.067821        5,343.8675
  01/01/2008    to  12/31/2008       62.067821        39.169677        5,149.0376
  01/01/2009    to  12/31/2009       39.169677        45.975717        4,734.3900
  01/01/2010    to  12/31/2010       45.975717        53.352159        3,962.8737
  01/01/2011    to  12/31/2011       53.352159        50.781434        3,435.7757
  01/01/2012    to  12/31/2012       50.781434        59.399973        3,174.6425
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643        12.176678       28,755.6791
  01/01/2002    to  12/31/2002       12.176678         8.399113       50,829.2496
  01/01/2003    to  12/31/2003        8.399113        10.390772       41,662.5984
  01/01/2004    to  04/30/2004       10.390772        10.209980       39,705.6566
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.864476         8.381239          673.6389
  01/01/2003    to  12/31/2003        8.381239        10.347907          662.0562
  01/01/2004    to  04/30/2004       10.347907        10.156984          662.0562
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       43.048356        41.471623       64,836.9708
  01/01/2002    to  12/31/2002       41.471623        33.585611      196,912.7031
  01/01/2003    to  12/31/2003       33.585611        43.427104      240,380.1036
  01/01/2004    to  12/31/2004       43.427104        48.382769      298,375.4336
  01/01/2005    to  12/31/2005       48.382769        49.478075      328,256.8049
  01/01/2006    to  12/31/2006       49.478075        57.641789      330,831.4312
  01/01/2007    to  12/31/2007       57.641789        59.129447      307,854.3323
  01/01/2008    to  12/31/2008       59.129447        37.234451      283,914.9180
  01/01/2009    to  12/31/2009       37.234451        43.600855      266,482.8500
  01/01/2010    to  12/31/2010       43.600855        50.463271      249,521.6731
  01/01/2011    to  12/31/2011       50.463271        47.910779      225,827.2197
  01/01/2012    to  12/31/2012       47.910779        55.902896      193,557.6376
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN
TEMPLETON) MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.658936          561.3586
  01/01/2003    to  12/31/2003       10.658936        13.193597        3,874.9054
  01/01/2004    to  04/30/2004       13.193597        13.419683        3,874.9054
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.284229        9,706.8774
  01/01/2004    to  12/31/2004       11.284229        12.400569        8,748.4384
  01/01/2005    to  12/31/2005       12.400569        12.906549       18,803.2763
  01/01/2006    to  12/31/2006       12.906549        14.796893       18,334.1721
  01/01/2007    to  12/31/2007       14.796893        13.750403       11,428.0666
  01/01/2008    to  12/31/2008       13.750403         8.336821       10,287.4833
  01/01/2009    to  12/31/2009        8.336821        10.703805        4,134.3900
  01/01/2010    to  04/30/2010       10.703805        11.447024            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.554424        2,507.4207
  01/01/2003    to  12/31/2003        4.554424         6.155084        3,414.3148
  01/01/2004    to  12/31/2004        6.155084         7.172606        3,407.3804
  01/01/2005    to  12/31/2005        7.172606         8.132030        1,823.4997
  01/01/2006    to  12/31/2006        8.132030         8.539112        1,817.6953
  01/01/2007    to  12/31/2007        8.539112         9.934760        1,812.2843
  01/01/2008    to  12/31/2008        9.934760         5.920119        1,805.4443
  01/01/2009    to  12/31/2009        5.920119         8.517916        1,795.6900
  01/01/2010    to  12/31/2010        8.517916        10.757025        1,787.7810
  01/01/2011    to  12/31/2011       10.757025        10.464296        1,781.4236
  01/01/2012    to  12/31/2012       10.464296        11.765324        1,774.2742
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.650986        13.514275        8,861.3605
  01/01/2005    to  12/31/2005       13.514275        14.799121        7,737.5884
  01/01/2006    to  12/31/2006       14.799121        15.168787        6,820.2613
  01/01/2007    to  12/31/2007       15.168787        16.432087        6,734.6661
  01/01/2008    to  12/31/2008       16.432087        10.349531        6,823.1196
  01/01/2009    to  12/31/2009       10.349531        14.191110        6,713.2200
  01/01/2010    to  12/31/2010       14.191110        18.901155        6,489.8472
  01/01/2011    to  12/31/2011       18.901155        18.965359        6,252.1286
  01/01/2012    to  12/31/2012       18.965359        21.740831        5,434.6350
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.221351        3,674.5542
  01/01/2002    to  12/31/2002       12.221351         8.620347        9,758.1689
  01/01/2003    to  12/31/2003        8.620347        11.701703        9,585.4675
  01/01/2004    to  04/30/2004       11.701703        11.933771        9,496.0950
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999096        10.497002      160,317.7566
  01/01/2006    to  12/31/2006       10.497002        12.049151      367,692.0687
  01/01/2007    to  12/31/2007       12.049151        11.619656      371,955.9999
  01/01/2008    to  12/31/2008       11.619656         7.365130      387,649.8239
  01/01/2009    to  12/31/2009        7.365130         9.221428      449,490.4400
  01/01/2010    to  12/31/2010        9.221428        10.477405      453,574.7040
  01/01/2011    to  12/31/2011       10.477405        10.211381      462,824.7957
  01/01/2012    to  12/31/2012       10.211381        11.969594      497,844.3185
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.648299        7,838.9101
  01/01/2004    to  12/31/2004       12.648299        14.758645        8,438.3129
  01/01/2005    to  12/31/2005       14.758645        17.164845        7,108.0368
  01/01/2006    to  12/31/2006       17.164845        19.732584        6,794.2387
  01/01/2007    to  12/31/2007       19.732584        21.480643        5,670.0720
  01/01/2008    to  12/31/2008       21.480643        11.845929        5,492.5573
  01/01/2009    to  12/31/2009       11.845929        14.280563        5,072.1400
  01/01/2010    to  12/31/2010       14.280563        15.093434        2,822.3726
  01/01/2011    to  12/31/2011       15.093434        11.923140        2,572.2986
  01/01/2012    to  12/31/2012       11.923140        14.075871          223.5682
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       48.020879        48.322430          904.3049
  01/01/2006    to  12/31/2006       48.322430        49.772497        3,614.0364
  01/01/2007    to  12/31/2007       49.772497        52.189549        8,010.8610
  01/01/2008    to  12/31/2008       52.189549        49.725321       14,199.6629
  01/01/2009    to  12/31/2009       49.725321        53.697855       23,330.7600
  01/01/2010    to  12/31/2010       53.697855        57.395957       32,312.4529
  01/01/2011    to  12/31/2011       57.395957        60.348488       34,949.3785
  01/01/2012    to  12/31/2012       60.348488        64.030912       37,539.0098
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.381179        11.853468       17,053.1900
  01/01/2010    to  12/31/2010       11.853468        14.047502       14,621.3271
  01/01/2011    to  12/31/2011       14.047502        12.651159       14,516.5698
  01/01/2012    to  12/31/2012       12.651159        14.310357       15,962.7528
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       16.132242        16.909426       23,414.7555
  01/01/2008    to  12/31/2008       16.909426         9.592474       21,021.9638
  01/01/2009    to  05/01/2009        9.592474         9.132372            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.081599        10.208117       12,545.8260
  01/01/2006    to  12/31/2006       10.208117        10.556250        3,305.0050
  01/01/2007    to  12/31/2007       10.556250        10.942779       37,941.5928
  01/01/2008    to  12/31/2008       10.942779        11.104044       97,246.2866
  01/01/2009    to  12/31/2009       11.104044        11.010377       44,374.5600
  01/01/2010    to  12/31/2010       11.010377        10.889923       66,491.1281
  01/01/2011    to  12/31/2011       10.889923        10.771111       10,785.6987
  01/01/2012    to  12/31/2012       10.771111        10.652632       37,641.1067
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.173687            9.9262
  01/01/2002    to  12/31/2002       10.173687        10.172686        8,064.9317
  01/01/2003    to  12/31/2003       10.172686        10.105101          714.3517
  01/01/2004    to  12/31/2004       10.105101        10.058352        1,033.4637
  01/01/2005    to  04/30/2005       10.058352        10.081364            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.374517        7,533.7157
  01/01/2003    to  12/31/2003        8.374517        10.828724       20,062.5765
  01/01/2004    to  12/31/2004       10.828724        12.010311       49,943.1930
  01/01/2005    to  12/31/2005       12.010311        13.083356      161,677.2184
  01/01/2006    to  12/31/2006       13.083356        14.804780      247,697.8200
  01/01/2007    to  12/31/2007       14.804780        15.290893      233,692.5299
  01/01/2008    to  12/31/2008       15.290893         9.155914      234,006.3145
  01/01/2009    to  12/31/2009        9.155914        11.937991      268,250.0700
  01/01/2010    to  12/31/2010       11.937991        13.202704      271,292.4515
  01/01/2011    to  12/31/2011       13.202704        12.512834      260,916.5997
  01/01/2012    to  12/31/2012       12.512834        13.947089      241,699.6456
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.236109        13.523685       40,408.8027
  01/01/2006    to  12/31/2006       13.523685        13.713734       39,324.7893
  01/01/2007    to  12/31/2007       13.713734        15.107575       30,282.2146
  01/01/2008    to  12/31/2008       15.107575         9.481120       22,036.4484
  01/01/2009    to  12/31/2009        9.481120        13.087368       18,501.3300
  01/01/2010    to  12/31/2010       13.087368        14.408728       13,859.0259
  01/01/2011    to  12/31/2011       14.408728        14.283021       13,583.5856
  01/01/2012    to  12/31/2012       14.283021        16.323563       79,350.4957
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.755493       12,728.1625
  01/01/2004    to  12/31/2004       11.755493        12.169148       32,009.1572
  01/01/2005    to  04/30/2005       12.169148        11.203975            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.048983         8.757094       76,380.1411
  01/01/2006    to  12/31/2006        8.757094         9.321209      166,309.5418
  01/01/2007    to  12/31/2007        9.321209        10.535958      154,809.3461
  01/01/2008    to  12/31/2008       10.535958         5.633273      153,733.7493
  01/01/2009    to  12/31/2009        5.633273         8.006591      134,782.4300
  01/01/2010    to  12/31/2010        8.006591         8.663150      122,613.2254
  01/01/2011    to  12/31/2011        8.663150         8.450271      117,348.3445
  01/01/2012    to  12/31/2012        8.450271         9.515810            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.771474        11.402231       11,335.5831
  01/01/2008    to  12/31/2008       11.402231         6.618632       32,360.4127
  01/01/2009    to  12/31/2009        6.618632         8.488888       59,884.5800
  01/01/2010    to  12/31/2010        8.488888        11.027984       53,364.2471
  01/01/2011    to  12/31/2011       11.027984        11.207032       48,719.3721
  01/01/2012    to  12/31/2012       11.207032        12.291285       43,504.0240
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.729574        14.314645            0.0000
  01/01/2010    to  12/31/2010       14.314645        17.356315            0.0000
  01/01/2011    to  12/31/2011       17.356315        14.376812        1,652.7560
  01/01/2012    to  12/31/2012       14.376812        16.764492        3,096.0693
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.633893        11.585744        158,595.8747
  01/01/2005    to  12/31/2005       11.585744        11.786038        333,084.8008
  01/01/2006    to  12/31/2006       11.786038        13.048568        474,844.2018
  01/01/2007    to  12/31/2007       13.048568        13.436432        435,253.7958
  01/01/2008    to  12/31/2008       13.436432        10.319217        402,718.9476
  01/01/2009    to  12/31/2009       10.319217        12.074456        427,143.5700
  01/01/2010    to  12/31/2010       12.074456        13.112514        395,972.2671
  01/01/2011    to  12/31/2011       13.112514        13.249349        369,839.0415
  01/01/2012    to  12/31/2012       13.249349        14.585488        342,208.4227
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.458311        11.501128          4,308.8914
  01/01/2009    to  12/31/2009       11.501128        13.716900         46,957.2100
  01/01/2010    to  12/31/2010       13.716900        15.083573        119,909.1088
  01/01/2011    to  12/31/2011       15.083573        15.014230        171,559.8916
  01/01/2012    to  12/31/2012       15.014230        17.272323        202,150.6223
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.721995        17.276603         30,743.2664
  01/01/2006    to  12/31/2006       17.276603        19.882226         96,799.1496
  01/01/2007    to  12/31/2007       19.882226        20.894854         79,947.5509
  01/01/2008    to  12/31/2008       20.894854        12.284057         71,101.7405
  01/01/2009    to  12/31/2009       12.284057        16.985426         64,662.2300
  01/01/2010    to  12/31/2010       16.985426        19.475352         67,136.4731
  01/01/2011    to  12/31/2011       19.475352        17.643661         56,934.8627
  01/01/2012    to  12/31/2012       17.643661        21.144705         49,264.8597
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.982610        18.936740             81.7250
  01/01/2011    to  12/31/2011       18.936740        15.606858          2,344.8955
  01/01/2012    to  12/31/2012       15.606858        15.833204          2,404.3204
============   ==== ==========       =========        =========        ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.061714          20,303.1017
  01/01/2004    to  12/31/2004       12.061714        13.339217          54,344.0530
  01/01/2005    to  12/31/2005       13.339217        13.920106         138,956.6990
  01/01/2006    to  12/31/2006       13.920106        16.362710         207,563.3905
  01/01/2007    to  12/31/2007       16.362710        16.698655         196,198.2331
  01/01/2008    to  12/31/2008       16.698655        11.372242         163,467.9541
  01/01/2009    to  12/31/2009       11.372242        14.335384         146,149.0400
  01/01/2010    to  12/31/2010       14.335384        15.966049         126,663.8755
  01/01/2011    to  12/31/2011       15.966049        16.095177         111,607.6294
  01/01/2012    to  12/31/2012       16.095177        18.991155          97,696.7015
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.510000        13.127114               0.0000
  01/01/2007    to  12/31/2007       13.127114        13.357542               0.0000
  01/01/2008    to  12/31/2008       13.357542         7.819162          13,832.9298
  01/01/2009    to  12/31/2009        7.819162        10.258369          13,823.9700
  01/01/2010    to  12/31/2010       10.258369        11.820418          19,126.8667
  01/01/2011    to  12/31/2011       11.820418        11.016109          20,753.3718
  01/01/2012    to  12/31/2012       11.016109        12.719031          23,316.8112
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.570000        12.204809          83,155.8422
  01/01/2007    to  12/31/2007       12.204809        12.659942         281,808.2421
  01/01/2008    to  12/31/2008       12.659942         8.522303         511,915.2578
  01/01/2009    to  12/31/2009        8.522303        10.817527         835,310.3900
  01/01/2010    to  12/31/2010       10.817527        12.152748       1,418,256.8798
  01/01/2011    to  12/31/2011       12.152748        11.815397       1,790,437.4571
  01/01/2012    to  12/31/2012       11.815397        13.313405       1,924,436.9693
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.680000        11.232022               0.0000
  01/01/2007    to  12/31/2007       11.232022        11.766050           4,255.7587
  01/01/2008    to  12/31/2008       11.766050         9.233853          42,515.6039
  01/01/2009    to  12/31/2009        9.233853        11.224974          86,834.5800
  01/01/2010    to  12/31/2010       11.224974        12.312603         161,537.5026
  01/01/2011    to  12/31/2011       12.312603        12.394368         327,895.4063
  01/01/2012    to  12/31/2012       12.394368        13.595627         399,837.5884
============   ==== ==========       =========        =========       ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.190000        12.868494       23,693.5256
  01/01/2007    to  12/31/2007       12.868494        13.325461      217,892.2133
  01/01/2008    to  12/31/2008       13.325461         8.188642      546,880.6789
  01/01/2009    to  12/31/2009        8.188642        10.536745      623,248.2900
  01/01/2010    to  12/31/2010       10.536745        12.035762      583,798.0600
  01/01/2011    to  12/31/2011       12.035762        11.443261      544,205.2968
  01/01/2012    to  12/31/2012       11.443261        13.096560      527,857.0138
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.090000        11.680817          479.9286
  01/01/2007    to  12/31/2007       11.680817        12.269415       68,750.7028
  01/01/2008    to  12/31/2008       12.269415         8.928746      152,524.5049
  01/01/2009    to  12/31/2009        8.928746        11.134765      368,485.1300
  01/01/2010    to  12/31/2010       11.134765        12.378537      600,380.8171
  01/01/2011    to  12/31/2011       12.378537        12.229083      829,523.3534
  01/01/2012    to  12/31/2012       12.229083        13.593658      963,720.5350
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.477872        26.403013          511.9032
  01/01/2007    to  12/31/2007       26.403013        29.959974       12,659.7864
  01/01/2008    to  12/31/2008       29.959974        18.237496       15,637.0800
  01/01/2009    to  12/31/2009       18.237496        25.643207       22,752.3600
  01/01/2010    to  12/31/2010       25.643207        28.313616       20,304.9046
  01/01/2011    to  12/31/2011       28.313616        25.490543       20,917.9734
  01/01/2012    to  12/31/2012       25.490543        30.867370       18,099.1570
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.638497        16.544941        1,022.0961
  01/01/2009    to  12/31/2009       16.544941        26.368172        3,680.3900
  01/01/2010    to  12/31/2010       26.368172        31.893619        4,714.7552
  01/01/2011    to  12/31/2011       31.893619        25.480657        4,297.7663
  01/01/2012    to  12/31/2012       25.480657        29.751561        2,198.1088
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      177.128567       102.558578          255.1895
  01/01/2009    to  12/31/2009      102.558578       141.273523        3,643.5700
  01/01/2010    to  12/31/2010      141.273523       165.665919        4,015.0286
  01/01/2011    to  12/31/2011      165.665919       156.692826        3,775.0525
  01/01/2012    to  12/31/2012      156.692826       182.512355        3,179.6498
============   ==== ==========      ==========       ==========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.239916        10.603757          700.8699
============   ==== ==========      ==========       ==========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.176534        11.600474            0.0000
============   ==== ==========      ==========       ==========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.994375        10.331875        1,793.3757
============   ==== ==========      ==========       ==========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.794186        18.680579            0.0000
  01/01/2010    to  12/31/2010       18.680579        21.369041            0.0000
  01/01/2011    to  12/31/2011       21.369041        21.609664        1,406.3735
  01/01/2012    to  12/31/2012       21.609664        24.882680        5,452.6762
============   ==== ==========      ==========       ==========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.240816         8.679011           0.0000
  01/01/2010    to  12/31/2010        8.679011         9.635881           0.0000
  01/01/2011    to  12/31/2011        9.635881         9.537864           0.0000
  01/01/2012    to  12/31/2012        9.537864        10.678898           0.0000
============   ==== ==========       =========        =========       ==========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.282988         9.463640           0.0000
  01/01/2009    to  12/31/2009        9.463640        12.598729           0.0000
  01/01/2010    to  12/31/2010       12.598729        14.453529         181.6756
  01/01/2011    to  12/31/2011       14.453529        13.483660         181.6756
  01/01/2012    to  12/31/2012       13.483660        16.784388         181.6756
============   ==== ==========       =========        =========       ==========
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.356747         9.916036         225.6304
  01/01/2009    to  12/31/2009        9.916036        12.616907       1,813.4700
  01/01/2010    to  12/31/2010       12.616907        14.866147       1,561.6379
  01/01/2011    to  12/31/2011       14.866147        13.167179       1,521.7537
  01/01/2012    to  12/31/2012       13.167179        15.007419         873.0539
============   ==== ==========       =========        =========       ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.049432           0.0000
============   ==== ==========       =========        =========       ==========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012801         1.051481       7,076.3513
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.177639         6.514475           0.0000
  01/01/2012    to  12/31/2012        6.514475         7.627603           0.0000
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.427445        11.193911           0.0000
  01/01/2007    to  12/31/2007       11.193911        10.406406           0.0000
  01/01/2008    to  12/31/2008       10.406406         4.666345           0.0000
  01/01/2009    to  12/31/2009        4.666345         6.361367           0.0000
  01/01/2010    to  12/31/2010        6.361367         6.746544           0.0000
  01/01/2011    to  04/29/2011        6.746544         7.178347           0.0000
============   ==== ==========       =========        =========       ==========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.210564        17.294349       18,050.7008
  01/01/2005    to  12/31/2005       17.294349        17.343814       47,963.7047
  01/01/2006    to  12/31/2006       17.343814        18.705167       57,629.9909
  01/01/2007    to  12/31/2007       18.705167        19.691361       82,558.3545
  01/01/2008    to  12/31/2008       19.691361        15.836422       84,365.3246
  01/01/2009    to  12/31/2009       15.836422        21.401572       64,982.9800
  01/01/2010    to  12/31/2010       21.401572        23.888123       46,905.4734
  01/01/2011    to  12/31/2011       23.888123        24.656279       44,397.5325
  01/01/2012    to  12/31/2012       24.656279        27.514705       38,213.8043
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895        13.969318       48,978.3817
  01/01/2005    to  12/31/2005       13.969318        14.348187      102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014      114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.451003        23.858526       14,089.9423
  01/01/2005    to  12/31/2005       23.858526        25.471778       46,393.7288
  01/01/2006    to  12/31/2006       25.471778        28.233207       56,528.9123
  01/01/2007    to  12/31/2007       28.233207        28.061908       96,847.0890
  01/01/2008    to  12/31/2008       28.061908        16.975258       82,754.2065
  01/01/2009    to  12/31/2009       16.975258        21.223354       72,134.6700
  01/01/2010    to  12/31/2010       21.223354        26.323561       44,494.0046
  01/01/2011    to  12/31/2011       26.323561        25.048337       42,501.3468
  01/01/2012    to  12/31/2012       25.048337        28.385345       37,146.9917
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895        13.969318       48,978.3817
  01/01/2005    to  12/31/2005       13.969318        14.348187      102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014      114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988357         9.780240        2,609.4352
  01/01/2012    to  12/31/2012        9.780240        10.087954        4,164.6523
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685         6.609256        1,658.5627
  01/01/2009    to  12/31/2009        6.609256         8.155468       53,368.7500
  01/01/2010    to  12/31/2010        8.155468         8.946498       64,949.9812
  01/01/2011    to  12/31/2011        8.946498         8.791662       67,153.6324
  01/01/2012    to  12/31/2012        8.791662         9.895061       56,606.6357
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685         7.043344        1,332.1005
  01/01/2009    to  12/31/2009        7.043344         8.946319       36,587.2400
  01/01/2010    to  12/31/2010        8.946319         9.727645       43,577.1330
  01/01/2011    to  12/31/2011        9.727645         9.442644       41,594.2768
  01/01/2012    to  12/31/2012        9.442644        10.833714       32,700.0339
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685         6.578349            0.0000
  01/01/2009    to  12/31/2009        6.578349         8.620196        9,525.8000
  01/01/2010    to  12/31/2010        8.620196         9.169730        9,207.2139
  01/01/2011    to  12/31/2011        9.169730         8.435684       17,194.7746
  01/01/2012    to  12/31/2012        8.435684        10.186049       17,181.6556
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.057483        18.889287        3,004.9666
  01/01/2007    to  12/31/2007       18.889287        19.100791       12,624.5138
  01/01/2008    to  12/31/2008       19.100791        10.884738       18,684.9904
  01/01/2009    to  12/31/2009       10.884738        14.100022       15,884.1800
  01/01/2010    to  12/31/2010       14.100022        14.962065        4,612.4550
  01/01/2011    to  04/29/2011       14.962065        16.704035            0.0000
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.812089        12.241778            0.0000
  01/01/2011    to  12/31/2011       12.241778        12.056036          232.0402
  01/01/2012    to  12/31/2012       12.056036        13.613379          232.2765
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.021377        10.500390        2,831.0764
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.547623         6.222847            0.0000
  01/01/2009    to  12/31/2009        6.222847        10.387923        1,959.1400
  01/01/2010    to  12/31/2010       10.387923        12.692175        1,135.8077
  01/01/2011    to  12/31/2011       12.692175        10.195390        1,428.4727
  01/01/2012    to  12/31/2012       10.195390        11.976605        1,495.9829
============   ==== ==========       =========        =========       ===========

                                   1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.809364        11.277964        8,247.0777
   01/01/2005                             to  12/31/2005       11.277964        12.973872       29,891.0683
   01/01/2006                             to  12/31/2006       12.973872        16.224858       35,944.9440
   01/01/2007                             to  12/31/2007       16.224858        18.160914       38,252.2323
   01/01/2008                             to  12/31/2008       18.160914        10.341804       34,263.3539
   01/01/2009                             to  12/31/2009       10.341804        13.444012       37,027.5400
   01/01/2010                             to  12/31/2010       13.444012        14.798665       37,907.7710
   01/01/2011                             to  12/31/2011       14.798665        13.055834       36,320.1714
   01/01/2012                             to  12/31/2012       13.055834        15.054520       32,794.2062
=============                            ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.873505        15.879600       17,644.9013
   01/01/2008                             to  12/31/2008       15.879600         9.680404       10,446.0875
   01/01/2009                             to  12/31/2009        9.680404        13.081160        8,369.5400
   01/01/2010                             to  12/31/2010       13.081160        15.879773        5,528.5216
   01/01/2011                             to  12/31/2011       15.879773        14.862903        5,953.6695
   01/01/2012                             to  12/31/2012       14.862903        15.460907        4,370.7264
=============                            ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.874365        14.949116          415.0068
   01/01/2005                             to  12/31/2005       14.949116        16.216868        4,057.4741
   01/01/2006                             to  12/31/2006       16.216868        18.366571       19,666.4683
   01/01/2007                             to  04/27/2007       18.366571        19.980101            0.0000
=============                            ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.422703        12.114501          211.6659
   01/01/2007                             to  04/27/2007       12.114501        13.390526            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.841411         9.830761        9,068.1569
  01/01/2005    to  12/31/2005        9.830761        10.158837       21,267.0146
  01/01/2006    to  12/31/2006       10.158837        10.878214       22,857.8155
  01/01/2007    to  12/31/2007       10.878214        13.271475       33,991.3723
  01/01/2008    to  12/31/2008       13.271475         6.982214       34,985.6352
  01/01/2009    to  12/31/2009        6.982214        10.850095       44,421.0400
  01/01/2010    to  12/31/2010       10.850095        14.160656       36,003.7626
  01/01/2011    to  12/31/2011       14.160656        13.023568       35,185.7057
  01/01/2012    to  12/31/2012       13.023568        14.061774       33,813.8252
============   ==== ==========       =========        =========       ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.862543        13.138300        3,526.6500
  01/01/2010    to  12/31/2010       13.138300        13.989123        3,463.5406
  01/01/2011    to  12/31/2011       13.989123        15.362653        5,517.0021
  01/01/2012    to  12/31/2012       15.362653        16.564510       11,265.6640
============   ==== ==========       =========        =========       ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.741123        12.186017       13,929.8496
  01/01/2005    to  12/31/2005       12.186017        12.311692       36,666.0955
  01/01/2006    to  12/31/2006       12.311692        12.714824       54,506.5165
  01/01/2007    to  12/31/2007       12.714824        13.512641       61,109.7435
  01/01/2008    to  12/31/2008       13.512641        13.405738       73,842.8136
  01/01/2009    to  12/31/2009       13.405738        15.633899       81,468.9500
  01/01/2010    to  12/31/2010       15.633899        16.709572       65,801.8433
  01/01/2011    to  12/31/2011       16.709572        17.034102       65,163.9518
  01/01/2012    to  12/31/2012       17.034102        18.390168       57,212.2690
============   ==== ==========       =========        =========       ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.782275        15.282931        9,564.5397
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.684525        20.207797          135.9912
  01/01/2007    to  12/31/2007       20.207797        20.964736        1,235.9515
  01/01/2008    to  12/31/2008       20.964736        13.912181        1,130.3464
  01/01/2009    to  12/31/2009       13.912181        17.029541       43,424.0300
  01/01/2010    to  12/31/2010       17.029541        19.556094       33,345.2001
  01/01/2011    to  12/31/2011       19.556094        18.444599       31,839.8856
  01/01/2012    to  12/31/2012       18.444599        20.153443       28,386.2283
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.653818        11.448376       27,312.9489
  01/01/2005    to  12/31/2005       11.448376        11.934741       66,987.3115
  01/01/2006    to  12/31/2006       11.934741        12.952480       94,364.6261
  01/01/2007    to  12/31/2007       12.952480        12.755837      101,139.1313
  01/01/2008    to  12/31/2008       12.755837         7.510876      106,199.2872
  01/01/2009    to  05/01/2009        7.510876         7.431479            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.073286        16.207287            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570386        19.315557           55.4707
  01/01/2007    to  12/31/2007       19.315557        20.352363        1,611.0852
  01/01/2008    to  12/31/2008       20.352363        17.948899        1,423.7011
  01/01/2009    to  12/31/2009       17.948899        23.602892        3,447.9100
  01/01/2010    to  12/31/2010       23.602892        26.160908        3,819.6958
  01/01/2011    to  12/31/2011       26.160908        26.787678        3,778.1265
  01/01/2012    to  12/31/2012       26.787678        29.543252        3,494.7251
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.794305        10.975926        1,009.0470
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010779         1.069618            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.164396        10.089227            0.0000
  01/01/2010    to  12/31/2010       10.089227        11.379912            0.0000
  01/01/2011    to  12/31/2011       11.379912        11.005048            0.0000
  01/01/2012    to  12/31/2012       11.005048        12.507609            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.869140        10.645762            0.0000
  01/01/2010    to  12/31/2010       10.645762        11.806200        7,288.2237
  01/01/2011    to  12/31/2011       11.806200        11.789440        9,113.5205
  01/01/2012    to  12/31/2012       11.789440        13.144348        9,050.4963
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.138490        47.854436       22,026.3875
  01/01/2005    to  12/31/2005       47.854436        48.889003       55,267.3027
  01/01/2006    to  12/31/2006       48.889003        56.898768       61,696.6629
  01/01/2007    to  12/31/2007       56.898768        58.308585       62,661.8545
  01/01/2008    to  12/31/2008       58.308585        36.680628       58,399.9474
  01/01/2009    to  12/31/2009       36.680628        42.909391       50,594.2500
  01/01/2010    to  12/31/2010       42.909391        49.613400       34,950.3077
  01/01/2011    to  12/31/2011       49.613400        47.056906       32,583.7631
  01/01/2012    to  12/31/2012       47.056906        54.851447       29,055.1201
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME
 SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       46.130074        50.140007        2,315.8847
  01/01/2005    to  12/31/2005       50.140007        52.133863        4,739.5757
  01/01/2006    to  12/31/2006       52.133863        59.710031        4,735.9561
  01/01/2007    to  12/31/2007       59.710031        55.431326        3,202.3397
  01/01/2008    to  12/31/2008       55.431326        33.574046        2,463.7445
  01/01/2009    to  12/31/2009       33.574046        43.063289        2,463.7400
  01/01/2010    to  04/30/2010       43.063289        46.038292            0.0000
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999014        10.489961       32,191.9966
  01/01/2006    to  12/31/2006       10.489961        12.029069       81,141.7774
  01/01/2007    to  12/31/2007       12.029069        11.588629      104,694.7829
  01/01/2008    to  12/31/2008       11.588629         7.338082      124,516.5184
  01/01/2009    to  12/31/2009        7.338082         9.178380      128,813.7900
  01/01/2010    to  12/31/2010        9.178380        10.418081      106,346.9319
  01/01/2011    to  12/31/2011       10.418081        10.143432      107,265.4541
  01/01/2012    to  12/31/2012       10.143432        11.878003       94,335.3489
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.131697        13.876894            0.0000
  01/01/2005    to  12/31/2005       13.876894        16.123257            0.0000
  01/01/2006    to  12/31/2006       16.123257        18.516706            0.0000
  01/01/2007    to  12/31/2007       18.516706        20.136797            0.0000
  01/01/2008    to  12/31/2008       20.136797        11.093686            0.0000
  01/01/2009    to  12/31/2009       11.093686        13.360350            0.0000
  01/01/2010    to  12/31/2010       13.360350        14.106749            0.0000
  01/01/2011    to  12/31/2011       14.106749        11.132575            0.0000
  01/01/2012    to  12/31/2012       11.132575        13.129374            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.990156        47.253891            0.0000
  01/01/2006    to  12/31/2006       47.253891        48.623378          666.9889
  01/01/2007    to  12/31/2007       48.623378        50.933402        1,571.4542
  01/01/2008    to  12/31/2008       50.933402        48.479861        3,551.3104
  01/01/2009    to  12/31/2009       48.479861        52.300603        5,026.6200
  01/01/2010    to  12/31/2010       52.300603        55.846637        5,665.3549
  01/01/2011    to  12/31/2011       55.846637        58.660974        5,011.4107
  01/01/2012    to  12/31/2012       58.660974        62.177916        3,768.5274
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       22.721978        28.691161            0.0000
  01/01/2010    to  12/31/2010       28.691161        33.967854            0.0000
  01/01/2011    to  12/31/2011       33.967854        30.560882            0.0000
  01/01/2012    to  12/31/2012       30.560882        34.534225            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.046499        10.165834            0.0000
  01/01/2006    to  12/31/2006       10.165834        10.502047            0.0000
  01/01/2007    to  12/31/2007       10.502047        10.875653          577.5238
  01/01/2008    to  12/31/2008       10.875653        11.024872          951.8078
  01/01/2009    to  12/31/2009       11.024872        10.920948        5,802.4000
  01/01/2010    to  12/31/2010       10.920948        10.790678       10,989.4532
  01/01/2011    to  12/31/2011       10.790678        10.662313        7,426.7275
  01/01/2012    to  12/31/2012       10.662313        10.534436        7,609.8729
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.054157        10.026684            0.0000
  01/01/2005    to  04/30/2005       10.026684        10.046348            0.0000
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       29.372137        31.664443        2,415.1250
  01/01/2005    to  12/31/2005       31.664443        34.459095       18,618.4118
  01/01/2006    to  12/31/2006       34.459095        38.954144       35,325.1673
  01/01/2007    to  12/31/2007       38.954144        40.192757       37,739.7271
  01/01/2008    to  12/31/2008       40.192757        24.042514       38,407.1149
  01/01/2009    to  12/31/2009       24.042514        31.316645       28,602.6300
  01/01/2010    to  12/31/2010       31.316645        34.599755       22,490.8717
  01/01/2011    to  12/31/2011       34.599755        32.759135       20,665.7123
  01/01/2012    to  12/31/2012       32.759135        36.477409       16,593.2207
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.110143         4.943658       40,604.1039
  01/01/2006    to  12/31/2006        4.943658         5.008132       39,333.4870
  01/01/2007    to  12/31/2007        5.008132         5.511606       34,318.3911
  01/01/2008    to  12/31/2008        5.511606         3.455465       31,632.9516
  01/01/2009    to  12/31/2009        3.455465         4.765025       30,544.8200
  01/01/2010    to  12/31/2010        4.765025         5.240886       28,552.0076
  01/01/2011    to  12/31/2011        5.240886         5.189982       28,259.0544
  01/01/2012    to  12/31/2012        5.189982         5.925492       50,408.3092
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.259791         4.452935       37,728.5333
  01/01/2005    to  04/30/2005        4.452935         4.098421            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.015082         8.714434        8,006.2142
  01/01/2006    to  12/31/2006        8.714434         9.266554       11,689.6713
  01/01/2007    to  12/31/2007        9.266554        10.463654       17,365.7853
  01/01/2008    to  12/31/2008       10.463654         5.588989       31,263.3292
  01/01/2009    to  12/31/2009        5.588989         7.935715       32,545.9500
  01/01/2010    to  12/31/2010        7.935715         8.577889       17,521.9380
  01/01/2011    to  12/31/2011        8.577889         8.358762       18,888.2984
  01/01/2012    to  04/27/2012        8.358762         9.409700            0.0000
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.701030        11.326387        2,732.0078
  01/01/2008    to  12/31/2008       11.326387         6.567999        7,137.3745
  01/01/2009    to  12/31/2009        6.567999         8.415528        9,824.5300
  01/01/2010    to  12/31/2010        8.415528        10.921774        3,916.3201
  01/01/2011    to  12/31/2011       10.921774        11.088028        3,854.0552
  01/01/2012    to  12/31/2012       11.088028        12.148552        3,730.4581
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.724099        14.297916            0.0000
  01/01/2010    to  12/31/2010       14.297916        17.318737          263.6801
  01/01/2011    to  12/31/2011       17.318737        14.331359          277.6692
  01/01/2012    to  12/31/2012       14.331359        16.694711          292.5667
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       38.038252        41.415629       10,670.2773
  01/01/2005    to  12/31/2005       41.415629        42.089627       26,610.7706
  01/01/2006    to  12/31/2006       42.089627        46.551863       30,267.0007
  01/01/2007    to  12/31/2007       46.551863        47.887428       30,360.5407
  01/01/2008    to  12/31/2008       47.887428        36.740777       32,956.3277
  01/01/2009    to  12/31/2009       36.740777        42.947223       30,464.2700
  01/01/2010    to  12/31/2010       42.947223        46.592880       21,466.0017
  01/01/2011    to  12/31/2011       46.592880        47.032172       19,626.8442
  01/01/2012    to  12/31/2012       47.032172        51.723162       18,724.1191
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.298179        11.381497        2,293.4693
  01/01/2009    to  12/31/2009       11.381497        13.560656       20,177.7200
  01/01/2010    to  12/31/2010       13.560656        14.896873       22,596.0229
  01/01/2011    to  12/31/2011       14.896873        14.813602       21,218.2047
  01/01/2012    to  12/31/2012       14.813602        17.024407       20,803.7502
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.602206        17.124681       11,118.0333
  01/01/2006    to  12/31/2006       17.124681        19.687749       38,678.3863
  01/01/2007    to  12/31/2007       19.687749        20.669678       35,982.2890
  01/01/2008    to  12/31/2008       20.669678        12.139469       37,463.7655
  01/01/2009    to  12/31/2009       12.139469        16.768728       23,705.7300
  01/01/2010    to  12/31/2010       16.768728        19.207697       18,049.2884
  01/01/2011    to  12/31/2011       19.207697        17.383811       16,578.3119
  01/01/2012    to  12/31/2012       17.383811        20.812377       15,049.6927
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.958558        18.895715            0.0000
  01/01/2011    to  12/31/2011       18.895715        15.557500            0.0000
  01/01/2012    to  12/31/2012       15.557500        15.767270            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.047624        13.303204       23,342.5735
  01/01/2005    to  12/31/2005       13.303204        13.868690       37,156.1592
  01/01/2006    to  12/31/2006       13.868690        16.286029       47,134.6240
  01/01/2007    to  12/31/2007       16.286029        16.603694       51,848.6882
  01/01/2008    to  12/31/2008       16.603694        11.296214       57,198.2302
  01/01/2009    to  12/31/2009       11.296214        14.225315       38,336.4000
  01/01/2010    to  12/31/2010       14.225315        15.827642       27,160.7844
  01/01/2011    to  12/31/2011       15.827642        15.939739       25,870.0637
  01/01/2012    to  12/31/2012       15.939739        18.788864       24,064.0580
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.492264        13.098885        2,320.7711
  01/01/2007    to  12/31/2007       13.098885        13.315419        7,504.4974
  01/01/2008    to  12/31/2008       13.315419         7.786670       10,004.4178
  01/01/2009    to  12/31/2009        7.786670        10.205532        9,999.6600
  01/01/2010    to  12/31/2010       10.205532        11.747798        9,665.5010
  01/01/2011    to  12/31/2011       11.747798        10.937508        6,115.2590
  01/01/2012    to  12/31/2012       10.937508        12.615598        5,394.3913
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.548381        12.178561        4,335.6745
  01/01/2007    to  12/31/2007       12.178561        12.620018       26,913.1118
  01/01/2008    to  12/31/2008       12.620018         8.486897       52,474.0110
  01/01/2009    to  12/31/2009        8.486897        10.761824      241,247.4000
  01/01/2010    to  12/31/2010       10.761824        12.078099      325,079.6655
  01/01/2011    to  12/31/2011       12.078099        11.731110      318,475.9618
  01/01/2012    to  12/31/2012       11.731110        13.205159      272,802.3463
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.665789        11.207862          975.7458
  01/01/2007    to  12/31/2007       11.207862        11.728942        2,538.0313
  01/01/2008    to  12/31/2008       11.728942         9.195499        2,808.4219
  01/01/2009    to  12/31/2009        9.195499        11.167184       32,199.6000
  01/01/2010    to  12/31/2010       11.167184        12.236982       45,992.1218
  01/01/2011    to  12/31/2011       12.236982        12.305967       45,465.9682
  01/01/2012    to  12/31/2012       12.305967        13.485102       46,633.5911
============   ==== ==========       =========        =========      ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.169006        12.840820       17,379.6511
  01/01/2007    to  12/31/2007       12.840820        13.283440       51,384.8778
  01/01/2008    to  12/31/2008       13.283440         8.154618       58,514.7851
  01/01/2009    to  12/31/2009        8.154618        10.482478      144,990.5900
  01/01/2010    to  12/31/2010       10.482478        11.961823      147,782.5103
  01/01/2011    to  12/31/2011       11.961823        11.361618      132,163.2649
  01/01/2012    to  12/31/2012       11.361618        12.990064      149,550.5851
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.078015        11.655693            0.0000
  01/01/2007    to  12/31/2007       11.655693        12.230722        6,002.6668
  01/01/2008    to  12/31/2008       12.230722         8.891656       18,493.1476
  01/01/2009    to  12/31/2009        8.891656        11.077435       54,762.8000
  01/01/2010    to  12/31/2010       11.077435        12.302507       76,721.9215
  01/01/2011    to  12/31/2011       12.302507        12.141855       74,021.9484
  01/01/2012    to  12/31/2012       12.141855        13.483142       79,120.7502
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105         9.562691            9.6432
  01/01/2002    to  12/31/2002        9.562691         7.963536            9.6432
  01/01/2003    to  12/31/2003        7.963536        10.150337            0.0000
  01/01/2004    to  12/31/2004       10.150337        12.430220            0.0000
  01/01/2005    to  12/31/2005       12.430220        14.477171            0.0000
  01/01/2006    to  12/31/2006       14.477171        18.334680            0.0000
  01/01/2007    to  12/31/2007       18.334680        20.764665            0.0000
  01/01/2008    to  12/31/2008       20.764665        12.229038            0.0000
  01/01/2009    to  12/31/2009       12.229038        16.333429            0.0000
  01/01/2010    to  12/31/2010       16.333429        18.205591            0.0000
  01/01/2011    to  12/31/2011       18.205591        16.767759            0.0000
  01/01/2012    to  12/31/2012       16.767759        19.130349            0.0000
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.356577        26.275659            0.0000
  01/01/2007    to  12/31/2007       26.275659        29.800481        6,802.6683
  01/01/2008    to  12/31/2008       29.800481        18.131294        5,273.4841
  01/01/2009    to  12/31/2009       18.131294        25.481139       10,328.7800
  01/01/2010    to  12/31/2010       25.481139        28.120620       10,452.5326
  01/01/2011    to  12/31/2011       28.120620        25.304151        7,058.2237
  01/01/2012    to  12/31/2012       25.304151        30.626271        6,716.1959
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.475658        16.456800            0.0000
  01/01/2009    to  12/31/2009       16.456800        26.214597        1,276.4600
  01/01/2010    to  12/31/2010       26.214597        31.692032        1,178.9783
  01/01/2011    to  12/31/2011       31.692032        25.306955          687.6114
  01/01/2012    to  12/31/2012       25.306955        29.533899          972.6045
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      174.995116       101.288861          134.4725
  01/01/2009    to  12/31/2009      101.288861       139.454756        1,095.7300
  01/01/2010    to  12/31/2010      139.454756       163.451454        1,111.6823
  01/01/2011    to  12/31/2011      163.451454       154.521164          470.9974
  01/01/2012    to  12/31/2012      154.521164       179.892442          447.8248
============   ==== ==========      ==========       ==========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.926643           9.9663
  01/01/2002    to  12/31/2002        8.926643         7.179284       1,228.0490
  01/01/2003    to  12/31/2003        7.179284         9.374112       2,000.3514
  01/01/2004    to  12/31/2004        9.374112        10.972643       1,970.5703
  01/01/2005    to  12/31/2005       10.972643        11.938698       2,004.1141
  01/01/2006    to  12/31/2006       11.938698        14.319391       1,943.3214
  01/01/2007    to  12/31/2007       14.319391        16.326317           0.0000
  01/01/2008    to  12/31/2008       16.326317         9.612628           0.0000
  01/01/2009    to  12/31/2009        9.612628        13.009750           0.0000
  01/01/2010    to  12/31/2010       13.009750        13.928351           0.0000
  01/01/2011    to  12/31/2011       13.928351        12.292751           0.0000
  01/01/2012    to  12/31/2012       12.292751        14.352638           0.0000
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.234754        10.594856           0.0000
============   ==== ==========       =========        =========       ==========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.170751        11.590582           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.989336        10.323202           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.700649        18.556351           0.0000
  01/01/2010    to  12/31/2010       18.556351        21.216330           0.0000
  01/01/2011    to  12/31/2011       21.216330        21.444536           0.0000
  01/01/2012    to  12/31/2012       21.444536        24.680137           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.200629         8.628000           0.0000
  01/01/2010    to  12/31/2010        8.628000         9.574461           0.0000
  01/01/2011    to  12/31/2011        9.574461         9.472340           0.0000
  01/01/2012    to  12/31/2012        9.472340        10.600206           0.0000
============   ==== ==========       =========        =========       ==========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.248496         9.441539           0.0000
  01/01/2009    to  12/31/2009        9.441539        12.563021           0.0000
  01/01/2010    to  12/31/2010       12.563021        14.405370         327.8046
  01/01/2011    to  12/31/2011       14.405370        13.432025         327.8046
  01/01/2012    to  12/31/2012       13.432025        16.711714           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.336785         9.897855           0.0000
  01/01/2009    to  12/31/2009        9.897855        12.587476         355.2000
  01/01/2010    to  12/31/2010       12.587476        14.824062         355.2042
  01/01/2011    to  12/31/2011       14.824062        13.123348         461.9284
  01/01/2012    to  12/31/2012       13.123348        14.949948         222.3797
============   ==== ==========       =========        =========       ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010738         1.049071           0.0000
============   ==== ==========       =========        =========       ==========
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.157081           5.3216
  01/01/2002    to  12/31/2002       17.157081        12.687910           5.3216
  01/01/2003    to  04/25/2003       12.687910         7.548533           0.0000
============   ==== ==========       =========        =========       ==========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.522944         721.6532
  01/01/2002    to  12/31/2002       10.522944         8.676019       2,377.6388
  01/01/2003    to  04/25/2003        8.676019         8.433791       2,365.1800
============   ==== ==========       =========        =========       ==========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012792         1.051120           0.0000
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.157893         6.494396           0.0000
  01/01/2012    to  12/31/2012        6.494396         7.600271           0.0000
============   ==== ==========       =========        =========       ==========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.424844        11.187409           0.0000
  01/01/2007    to  12/31/2007       11.187409        10.395132           0.0000
  01/01/2008    to  12/31/2008       10.395132         4.658941           0.0000
  01/01/2009    to  12/31/2009        4.658941         6.348097           0.0000
  01/01/2010    to  12/31/2010        6.348097         6.729108           0.0000
  01/01/2011    to  04/29/2011        6.729108         7.158628           0.0000
============   ==== ==========       =========        =========       ==========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.294351          10.0000
  01/01/2003    to  12/31/2003        8.294351         9.955094           0.0000
  01/01/2004    to  12/31/2004        9.955094        10.929477           0.0000
  01/01/2005    to  12/31/2005       10.929477        11.539061           0.0000
  01/01/2006    to  04/30/2006       11.539061        12.065771           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        13.991767       18,041.0961
  01/01/2002    to  12/31/2002       13.991767        13.738735       47,152.1845
  01/01/2003    to  12/31/2003       13.738735        16.167575       66,353.2684
  01/01/2004    to  12/31/2004       16.167575        17.270129       85,700.7754
  01/01/2005    to  12/31/2005       17.270129        17.310891       71,956.0694
  01/01/2006    to  12/31/2006       17.310891        18.660354       63,363.6654
  01/01/2007    to  12/31/2007       18.660354        19.634314       52,611.2890
  01/01/2008    to  12/31/2008       19.634314        15.782622       40,251.5366
  01/01/2009    to  12/31/2009       15.782622        21.318214       36,996.1300
  01/01/2010    to  12/31/2010       21.318214        23.783192       35,448.9590
  01/01/2011    to  12/31/2011       23.783192        24.535735       32,153.5598
  01/01/2012    to  12/31/2012       24.535735        27.366430       27,666.5334
============   ==== ==========       =========        =========       ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.004876       11,444.2720
  01/01/2004    to  12/31/2004       12.004876        13.957650       44,700.8082
  01/01/2005    to  12/31/2005       13.957650        14.329056       64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224       63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655            0.0000
============   ==== ==========       =========        =========       ===========
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.617352        7,789.4770
  01/01/2002    to  12/31/2002       10.617352         7.430246       15,555.4273
  01/01/2003    to  04/25/2003        7.430246         7.548533       16,434.8822
============   ==== ==========       =========        =========       ===========
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.474365        8,870.0649
  01/01/2002    to  12/31/2002       17.474365        15.603408       39,894.2873
  01/01/2003    to  12/31/2003       15.603408        19.397356       62,954.7352
  01/01/2004    to  12/31/2004       19.397356        23.849646       84,118.0378
  01/01/2005    to  12/31/2005       23.849646        25.449608       76,409.4899
  01/01/2006    to  12/31/2006       25.449608        28.194571       70,236.3770
  01/01/2007    to  12/31/2007       28.194571        28.009419       65,681.8927
  01/01/2008    to  12/31/2008       28.009419        16.934990       54,052.8504
  01/01/2009    to  12/31/2009       16.934990        21.162421       44,544.2000
  01/01/2010    to  12/31/2010       21.162421        26.234880       42,580.4896
  01/01/2011    to  12/31/2011       26.234880        24.951492       39,010.9458
  01/01/2012    to  12/31/2012       24.951492        28.261389       34,547.6102
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.004876       11,444.2720
  01/01/2004    to  12/31/2004       12.004876        13.957650       44,700.8082
  01/01/2005    to  12/31/2005       13.957650        14.329056       64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224       63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655            0.0000
============   ==== ==========       =========        =========       ===========
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005        11.193917        1,732.6612
  01/01/2002    to  12/31/2002       11.193917         8.362174        2,403.4415
  01/01/2003    to  12/31/2003        8.362174        10.696264        2,270.9476
  01/01/2004    to  12/31/2004       10.696264        11.262948        2,126.3886
  01/01/2005    to  12/31/2005       11.262948        12.106306        2,021.5081
  01/01/2006    to  12/31/2006       12.106306        12.709570        2,016.4700
  01/01/2007    to  04/27/2007       12.709570        13.575155            0.0000
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988288         9.776930          657.0767
  01/01/2012    to  12/31/2012        9.776930        10.079472          652.1147
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630         6.606976        1,032.4958
  01/01/2009    to  12/31/2009        6.606976         8.148579        2,193.1100
  01/01/2010    to  12/31/2010        8.148579         8.934476        2,750.1684
  01/01/2011    to  12/31/2011        8.934476         8.775467        4,041.6643
  01/01/2012    to  12/31/2012        8.775467         9.871871        2,885.6252
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630         7.040916            0.0000
  01/01/2009    to  12/31/2009        7.040916         8.938766            0.0000
  01/01/2010    to  12/31/2010        8.938766         9.714577            0.0000
  01/01/2011    to  12/31/2011        9.714577         9.425253        2,753.1769
  01/01/2012    to  12/31/2012        9.425253        10.808328        2,741.1819
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630         6.576081           72.6008
  01/01/2009    to  12/31/2009        6.576081         8.612916            0.0000
  01/01/2010    to  12/31/2010        8.612916         9.157409            0.0000
  01/01/2011    to  12/31/2011        9.157409         8.420143        5,150.7936
  01/01/2012    to  12/31/2012        8.420143        10.162176        4,891.9119
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       13.265252        12.959828         125.5274
  01/01/2002    to  12/31/2002       12.959828        10.432313       1,283.4168
  01/01/2003    to  12/31/2003       10.432313        13.613694       1,272.9182
  01/01/2004    to  12/31/2004       13.613694        15.598772         987.3694
  01/01/2005    to  12/31/2005       15.598772        16.771011         948.4748
  01/01/2006    to  12/31/2006       16.771011        20.175455       1,684.6192
  01/01/2007    to  12/31/2007       20.175455        20.391112       4,984.8625
  01/01/2008    to  12/31/2008       20.391112        11.614198       3,387.2781
  01/01/2009    to  12/31/2009       11.614198        15.037439       3,189.9800
  01/01/2010    to  12/31/2010       15.037439        15.948823       3,120.2901
  01/01/2011    to  04/29/2011       15.948823        17.802777           0.0000
============   ==== ==========       =========        =========       ==========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.806140        12.231559           0.0000
  01/01/2011    to  12/31/2011       12.231559        12.039964           0.0000
  01/01/2012    to  12/31/2012       12.039964        13.588400           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.016325        10.491576           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987661         1.013952           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.534060         6.214502           0.0000
  01/01/2009    to  12/31/2009        6.214502        10.368809       1,352.8400
  01/01/2010    to  12/31/2010       10.368809        12.662499         854.5379
  01/01/2011    to  12/31/2011       12.662499        10.166471           0.0000
  01/01/2012    to  12/31/2012       10.166471        11.936633           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.296598           11.6839
  01/01/2003    to  12/31/2003        7.296598         9.515027        2,733.5302
  01/01/2004    to  12/31/2004        9.515027        11.234475       21,730.4567
  01/01/2005    to  12/31/2005       11.234475        12.917404       25,173.0516
  01/01/2006    to  12/31/2006       12.917404        16.146190       24,946.0278
  01/01/2007    to  12/31/2007       16.146190        18.063774       24,642.2724
  01/01/2008    to  12/31/2008       18.063774        10.281316       16,585.5100
  01/01/2009    to  12/31/2009       10.281316        13.358697       13,071.5400
  01/01/2010    to  12/31/2010       13.358697        14.697412       13,904.3368
  01/01/2011    to  12/31/2011       14.697412        12.960029       14,482.5408
  01/01/2012    to  12/31/2012       12.960029        14.936541       13,070.2243
============   ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.823903        15.830214        1,384.4902
  01/01/2008    to  12/31/2008       15.830214         9.645448        1,451.0157
  01/01/2009    to  12/31/2009        9.645448        13.027408        1,473.2500
  01/01/2010    to  12/31/2010       13.027408        15.806624        1,380.7217
  01/01/2011    to  12/31/2011       15.806624        14.787053        1,313.0822
  01/01/2012    to  12/31/2012       14.787053        15.374272        1,301.7199
============   ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.274997          489.8958
  01/01/2002    to  12/31/2002       14.274997        11.110077          687.2770
  01/01/2003    to  12/31/2003       11.110077        14.074920          396.4891
  01/01/2004    to  12/31/2004       14.074920        16.447165          674.8653
  01/01/2005    to  12/31/2005       16.447165        17.833069          611.1246
  01/01/2006    to  12/31/2006       17.833069        20.186947        1,091.1188
  01/01/2007    to  04/27/2007       20.186947        21.956823            0.0000
============   ==== ==========       =========        =========       ===========
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.416792        12.104219            0.0000
  01/01/2007    to  04/27/2007       12.104219        13.376983            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.827844        9,360.2103
  01/01/2002    to  12/31/2002        8.827844         6.589712       45,456.4556
  01/01/2003    to  12/31/2003        6.589712         8.831554       78,598.4645
  01/01/2004    to  12/31/2004        8.831554         9.806984      100,403.0278
  01/01/2005    to  12/31/2005        9.806984        10.129216       74,903.7165
  01/01/2006    to  12/31/2006       10.129216        10.841087       66,886.5867
  01/01/2007    to  12/31/2007       10.841087        13.219532       59,936.7695
  01/01/2008    to  12/31/2008       13.219532         6.951387       50,584.7610
  01/01/2009    to  12/31/2009        6.951387        10.796795       45,422.8700
  01/01/2010    to  12/31/2010       10.796795        14.084058       42,822.0445
  01/01/2011    to  12/31/2011       14.084058        12.946656       40,470.3490
  01/01/2012    to  12/31/2012       12.946656        13.971705       37,494.5478
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.826926        13.094531            0.0000
  01/01/2010    to  12/31/2010       13.094531        13.935551          301.0777
  01/01/2011    to  12/31/2011       13.935551        15.296196          301.0777
  01/01/2012    to  12/31/2012       15.296196        16.484567        1,523.0160
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.722225        12.162371       30,281.2903
  01/01/2005    to  12/31/2005       12.162371        12.281675       24,229.1961
  01/01/2006    to  12/31/2006       12.281675        12.677501       27,226.8193
  01/01/2007    to  12/31/2007       12.677501        13.466206       25,179.5324
  01/01/2008    to  12/31/2008       13.466206        13.352976       13,834.8347
  01/01/2009    to  12/31/2009       13.352976        15.564587       19,206.0900
  01/01/2010    to  12/31/2010       15.564587        16.627178       18,390.2827
  01/01/2011    to  12/31/2011       16.627178        16.941658       19,055.2016
  01/01/2012    to  12/31/2012       16.941658        18.281175       14,985.5847
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.153993          159.0004
  01/01/2002    to  12/31/2002       10.153993        12.148643          943.0996
  01/01/2003    to  12/31/2003       12.148643        14.689784          929.3336
  01/01/2004    to  04/30/2004       14.689784        14.306973          868.3343
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.414802        3,776.2699
  01/01/2002    to  12/31/2002       13.414802        14.386635       11,730.4465
  01/01/2003    to  12/31/2003       14.386635        14.741822       16,869.2718
  01/01/2004    to  11/19/2004       14.741822        15.146623       23,041.3665
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570507        20.077826            0.0000
  01/01/2007    to  12/31/2007       20.077826        20.819426            0.0000
  01/01/2008    to  12/31/2008       20.819426        13.808812            0.0000
  01/01/2009    to  12/31/2009       13.808812        16.894558       32,865.5200
  01/01/2010    to  12/31/2010       16.894558        19.391395       31,823.7525
  01/01/2011    to  12/31/2011       19.391395        18.280134       25,085.6166
  01/01/2012    to  12/31/2012       18.280134        19.963704       22,473.6378
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.824205       13,940.6795
  01/01/2003    to  12/31/2003        7.824205        10.620527       46,290.3232
  01/01/2004    to  12/31/2004       10.620527        11.433089      105,537.7427
  01/01/2005    to  12/31/2005       11.433089        11.912864      106,599.0984
  01/01/2006    to  12/31/2006       11.912864        12.922292       96,163.7007
  01/01/2007    to  12/31/2007       12.922292        12.719709       88,882.9466
  01/01/2008    to  12/31/2008       12.719709         7.485836       71,936.7219
  01/01/2009    to  05/01/2009        7.485836         7.405470            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.733217        2,512.1956
  01/01/2002    to  12/31/2002       15.733217        11.524788        3,384.5647
  01/01/2003    to  12/31/2003       11.524788        15.160419        9,053.5061
  01/01/2004    to  11/19/2004       15.160419        16.344001       12,366.9373
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.460777        19.195186          730.2848
  01/01/2007    to  12/31/2007       19.195186        20.215368          785.3051
  01/01/2008    to  12/31/2008       20.215368        17.819142          678.5096
  01/01/2009    to  12/31/2009       17.819142        23.420559        1,119.2500
  01/01/2010    to  12/31/2010       23.420559        25.945844        1,075.5463
  01/01/2011    to  12/31/2011       25.945844        26.554217        1,035.2178
  01/01/2012    to  12/31/2012       26.554217        29.271062        1,099.0515
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.788866        10.966715            0.0000
============   ==== ==========       =========        =========       ===========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010771         1.069251            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.149721        10.067774            0.0000
  01/01/2010    to  12/31/2010       10.067774        11.350044            0.0000
  01/01/2011    to  12/31/2011       11.350044        10.970687            0.0000
  01/01/2012    to  12/31/2012       10.970687        12.462292            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.853202        10.623130            0.0000
  01/01/2010    to  12/31/2010       10.623130        11.775216            0.0000
  01/01/2011    to  12/31/2011       11.775216        11.752635            0.0000
  01/01/2012    to  12/31/2012       11.752635        13.096730            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.259256        12.212877       14,103.2290
  01/01/2005    to  12/31/2005       12.212877        12.824780        4,964.3140
  01/01/2006    to  12/31/2006       12.824780        14.297535        4,958.8795
  01/01/2007    to  12/31/2007       14.297535        15.411098        2,927.3717
  01/01/2008    to  12/31/2008       15.411098         8.826725        2,921.5753
  01/01/2009    to  12/31/2009        8.826725        12.468631        2,914.6100
  01/01/2010    to  12/31/2010       12.468631        14.375590        2,908.9319
  01/01/2011    to  12/31/2011       14.375590        14.007819        2,845.5791
  01/01/2012    to  12/31/2012       14.007819        16.416171        2,845.5791
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.318018        5,823.3048
  01/01/2002    to  12/31/2002       13.318018        10.102531       10,052.7780
  01/01/2003    to  12/31/2003       10.102531        12.665571       11,537.2293
  01/01/2004    to  04/30/2004       12.665571        12.686414       11,424.9011
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       44.358644        49.274308        1,864.5313
  01/01/2005    to  12/31/2005       49.274308        50.452841        1,612.5858
  01/01/2006    to  12/31/2006       50.452841        58.810228        1,391.5068
  01/01/2007    to  12/31/2007       58.810228        60.406739          181.3590
  01/01/2008    to  12/31/2008       60.406739        38.063919          179.8534
  01/01/2009    to  12/31/2009       38.063919        44.610827          131.5800
  01/01/2010    to  12/31/2010       44.610827        51.690773           69.0858
  01/01/2011    to  12/31/2011       51.690773        49.126490           54.8103
  01/01/2012    to  12/31/2012       49.126490        57.377608           54.6627
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643        12.165116        5,498.9842
  01/01/2002    to  12/31/2002       12.165116         8.378535        9,979.5781
  01/01/2003    to  12/31/2003        8.378535        10.349774        9,619.1822
  01/01/2004    to  04/30/2004       10.349774        10.164682        8,900.5849
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER
EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.848748         8.360698            9.2177
  01/01/2003    to  12/31/2003        8.360698        10.307096            0.0000
  01/01/2004    to  04/30/2004       10.307096        10.111939            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       43.048356        41.432262       13,195.6557
  01/01/2002    to  12/31/2002       41.432262        33.503349       44,886.6722
  01/01/2003    to  12/31/2003       33.503349        43.255870       69,455.8374
  01/01/2004    to  12/31/2004       43.255870        48.119581       96,911.4407
  01/01/2005    to  12/31/2005       48.119581        49.135376       85,451.5444
  01/01/2006    to  12/31/2006       49.135376        57.157006       79,235.3239
  01/01/2007    to  12/31/2007       57.157006        58.543777       55,670.3474
  01/01/2008    to  12/31/2008       58.543777        36.810057       44,339.2411
  01/01/2009    to  12/31/2009       36.810057        43.039257       38,348.2600
  01/01/2010    to  12/31/2010       43.039257        49.738701       37,204.0589
  01/01/2011    to  12/31/2011       49.738701        47.152205       33,239.6762
  01/01/2012    to  12/31/2012       47.152205        54.934917       30,576.5485
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN
TEMPLETON) MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.648247          7.9413
  01/01/2003    to  12/31/2003       10.648247        13.160626          0.0000
  01/01/2004    to  04/30/2004       13.160626        13.379550          0.0000
============   ==== ==========       =========        =========        ========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.272944          0.0000
  01/01/2004    to  12/31/2004       11.272944        12.369552          0.0000
  01/01/2005    to  12/31/2005       12.369552        12.855027          0.0000
  01/01/2006    to  12/31/2006       12.855027        14.715800          0.0000
  01/01/2007    to  12/31/2007       14.715800        13.654424          0.0000
  01/01/2008    to  12/31/2008       13.654424         8.266152          0.0000
  01/01/2009    to  12/31/2009        8.266152        10.597166          0.0000
  01/01/2010    to  04/30/2010       10.597166        11.327407          0.0000
============   ==== ==========       =========        =========        ========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.549843         49.0189
  01/01/2003    to  12/31/2003        4.549843         6.139698          0.0000
  01/01/2004    to  12/31/2004        6.139698         7.143926          0.0000
  01/01/2005    to  12/31/2005        7.143926         8.087413          0.0000
  01/01/2006    to  12/31/2006        8.087413         8.479563          0.0000
  01/01/2007    to  12/31/2007        8.479563         9.850612          0.0000
  01/01/2008    to  12/31/2008        9.850612         5.861129          0.0000
  01/01/2009    to  12/31/2009        5.861129         8.420404          0.0000
  01/01/2010    to  12/31/2010        8.420404        10.617962          0.0000
  01/01/2011    to  12/31/2011       10.617962        10.313564          0.0000
  01/01/2012    to  12/31/2012       10.313564        11.578382          0.0000
============   ==== ==========       =========        =========        ========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.515528        13.356278        635.8786
  01/01/2005    to  12/31/2005       13.356278        14.604253        633.5815
  01/01/2006    to  12/31/2006       14.604253        14.946661        631.3089
  01/01/2007    to  12/31/2007       14.946661        16.167056        567.5293
  01/01/2008    to  12/31/2008       16.167056        10.167261          0.0000
  01/01/2009    to  12/31/2009       10.167261        13.920291          0.0000
  01/01/2010    to  12/31/2010       13.920291        18.512706          0.0000
  01/01/2011    to  12/31/2011       18.512706        18.547803          0.0000
  01/01/2012    to  12/31/2012       18.547803        21.230144          0.0000
============   ==== ==========       =========        =========        ========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.209734         649.4895
  01/01/2002    to  12/31/2002       12.209734         8.599225       1,773.0807
  01/01/2003    to  12/31/2003        8.599225        11.655564       1,652.0718
  01/01/2004    to  04/30/2004       11.655564        11.880862         675.9521
============   ==== ==========       =========        =========       ==========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998973        10.486442           0.0000
  01/01/2006    to  12/31/2006       10.486442        12.019041       2,898.9690
  01/01/2007    to  12/31/2007       12.019041        11.573146       4,831.1309
  01/01/2008    to  12/31/2008       11.573146         7.324593       4,126.5162
  01/01/2009    to  12/31/2009        7.324593         9.156929       7,531.0600
  01/01/2010    to  12/31/2010        9.156929        10.388542       7,764.1426
  01/01/2011    to  12/31/2011       10.388542        10.109624       6,382.0304
  01/01/2012    to  12/31/2012       10.109624        11.832467       6,787.6948
============   ==== ==========       =========        =========       ==========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.635643       1,208.3923
  01/01/2004    to  12/31/2004       12.635643        14.721727       2,370.1437
  01/01/2005    to  12/31/2005       14.721727        17.096326       2,213.4556
  01/01/2006    to  12/31/2006       17.096326        19.624437       1,996.6685
  01/01/2007    to  12/31/2007       19.624437        21.330719       1,843.2830
  01/01/2008    to  12/31/2008       21.330719        11.745533       2,117.3561
  01/01/2009    to  12/31/2009       11.745533        14.138310       2,013.2500
  01/01/2010    to  12/31/2010       14.138310        14.920717       1,733.1925
  01/01/2011    to  12/31/2011       14.920717        11.769049       2,015.6770
  01/01/2012    to  12/31/2012       11.769049        13.873038         474.8212
============   ==== ==========       =========        =========       ==========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.483119        46.728513           0.0000
  01/01/2006    to  12/31/2006       46.728513        48.058804           0.0000
  01/01/2007    to  12/31/2007       48.058804        50.316710         135.1774
  01/01/2008    to  12/31/2008       50.316710        47.868866           0.0000
  01/01/2009    to  12/31/2009       47.868866        51.615649         416.2100
  01/01/2010    to  12/31/2010       51.615649        55.087697          87.9702
  01/01/2011    to  12/31/2011       55.087697        57.834950          43.0178
  01/01/2012    to  12/31/2012       57.834950        61.271564          38.0890
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.191970        11.602925          139.0700
  01/01/2010    to  12/31/2010       11.602925        13.730001           60.1585
  01/01/2011    to  12/31/2011       13.730001        12.346718           41.3465
  01/01/2012    to  12/31/2012       12.346718        13.944955           41.3080
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       15.854780        16.601870          868.1722
  01/01/2008    to  12/31/2008       16.601870         9.403807          325.9489
  01/01/2009    to  05/01/2009        9.403807         8.948289            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.021735        10.137415           10.4710
  01/01/2006    to  12/31/2006       10.137415        10.467468           10.0092
  01/01/2007    to  12/31/2007       10.467468        10.834395            9.5922
  01/01/2008    to  12/31/2008       10.834395        10.977543        1,796.2739
  01/01/2009    to  12/31/2009       10.977543        10.868628        4,075.8000
  01/01/2010    to  12/31/2010       10.868628        10.733614        1,822.5775
  01/01/2011    to  12/31/2011       10.733614        10.600639        1,245.2756
  01/01/2012    to  12/31/2012       10.600639        10.468237        1,176.5826
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.164030            9.9262
  01/01/2002    to  12/31/2002       10.164030        10.147798           21.8195
  01/01/2003    to  12/31/2003       10.147798        10.065265           11.1272
  01/01/2004    to  12/31/2004       10.065265        10.003640           10.9722
  01/01/2005    to  04/30/2005       10.003640        10.021625            0.0000
============   ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.366107        6,309.2310
  01/01/2003    to  12/31/2003        8.366107        10.801658       24,867.5429
  01/01/2004    to  12/31/2004       10.801658        11.962290       44,775.6656
  01/01/2005    to  12/31/2005       11.962290        13.011576       43,725.9694
  01/01/2006    to  12/31/2006       13.011576        14.701552       43,717.9434
  01/01/2007    to  12/31/2007       14.701552        15.161387       35,738.0580
  01/01/2008    to  12/31/2008       15.161387         9.064681       28,255.3460
  01/01/2009    to  12/31/2009        9.064681        11.801324       26,338.9800
  01/01/2010    to  12/31/2010       11.801324        13.032014       26,052.5390
  01/01/2011    to  12/31/2011       13.032014        12.332586       12,278.4541
  01/01/2012    to  12/31/2012       12.332586        13.725477       11,659.8364
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.202378        13.469699       14,893.6448
  01/01/2006    to  12/31/2006       13.469699        13.638565       14,806.6846
  01/01/2007    to  12/31/2007       13.638565        15.002123       14,563.2818
  01/01/2008    to  12/31/2008       15.002123         9.400752       14,447.2582
  01/01/2009    to  12/31/2009        9.400752        12.956996       13,955.9000
  01/01/2010    to  12/31/2010       12.956996        14.243832       13,117.1767
  01/01/2011    to  12/31/2011       14.243832        14.098446       12,833.9991
  01/01/2012    to  12/31/2012       14.098446        16.088354       10,662.3866
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.743734        3,696.7776
  01/01/2004    to  12/31/2004       11.743734        12.138705       14,117.7326
  01/01/2005    to  04/30/2005       12.138705        11.170477            0.0000
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.998185         8.693182            0.0000
  01/01/2006    to  12/31/2006        8.693182         9.239346            0.0000
  01/01/2007    to  12/31/2007        9.239346        10.427689        2,224.0513
  01/01/2008    to  12/31/2008       10.427689         5.566976          789.7356
  01/01/2009    to  12/31/2009        5.566976         7.900510          950.9300
  01/01/2010    to  12/31/2010        7.900510         8.535569          975.6949
  01/01/2011    to  12/31/2011        8.535569         8.313373        1,306.2122
  01/01/2012    to  12/31/2012        8.313373         9.357081            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.665966        11.288655        1,362.4731
  01/01/2008    to  12/31/2008       11.288655         6.542826          698.8357
  01/01/2009    to  12/31/2009        6.542826         8.379083            0.0000
  01/01/2010    to  12/31/2010        8.379083        10.869047            0.0000
  01/01/2011    to  12/31/2011       10.869047        11.028992            0.0000
  01/01/2012    to  12/31/2012       11.028992        12.077797            0.0000
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.721361        14.289556            0.0000
  01/01/2010    to  12/31/2010       14.289556        17.299971            0.0000
  01/01/2011    to  12/31/2011       17.299971        14.308679            0.0000
  01/01/2012    to  12/31/2012       14.308679        16.659917            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.601916        11.539424       61,651.3959
  01/01/2005    to  12/31/2005       11.539424        11.721370       65,673.8833
  01/01/2006    to  12/31/2006       11.721370        12.957579       65,730.8053
  01/01/2007    to  12/31/2007       12.957579        13.322630       63,955.7576
  01/01/2008    to  12/31/2008       13.322630        10.216420       56,463.6460
  01/01/2009    to  12/31/2009       10.216420        11.936262       51,760.2800
  01/01/2010    to  12/31/2010       11.936262        12.943025       50,888.3119
  01/01/2011    to  12/31/2011       12.943025        13.058540       48,620.2169
  01/01/2012    to  12/31/2012       13.058540        14.353784       42,577.3632
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.218669        11.322128            0.0000
  01/01/2009    to  12/31/2009       11.322128        13.483174        4,187.5400
  01/01/2010    to  12/31/2010       13.483174        14.804357        3,977.3217
  01/01/2011    to  12/31/2011       14.804357        14.714258        5,602.8362
  01/01/2012    to  12/31/2012       14.714258        16.901742        4,895.7074
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.542678        17.049221          807.4039
  01/01/2006    to  12/31/2006       17.049221        19.591226          807.4039
  01/01/2007    to  12/31/2007       19.591226        20.558001          541.2908
  01/01/2008    to  12/31/2008       20.558001        12.067813          541.2908
  01/01/2009    to  12/31/2009       12.067813        16.661410          540.9700
  01/01/2010    to  12/31/2010       16.661410        19.075241          846.0598
  01/01/2011    to  12/31/2011       19.075241        17.255312          845.9668
  01/01/2012    to  12/31/2012       17.255312        20.648157          970.5223
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.946541        18.875228            0.0000
  01/01/2011    to  12/31/2011       18.875228        15.532870            0.0000
  01/01/2012    to  12/31/2012       15.532870        15.734395            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.049637        5,388.8090
  01/01/2004    to  12/31/2004       12.049637        13.305838       20,775.4793
  01/01/2005    to  12/31/2005       13.305838        13.864524       21,316.5433
  01/01/2006    to  12/31/2006       13.864524        16.273023       21,871.5597
  01/01/2007    to  12/31/2007       16.273023        16.582094       23,326.3841
  01/01/2008    to  12/31/2008       16.582094        11.275849       21,596.4237
  01/01/2009    to  12/31/2009       11.275849        14.192571       19,785.5700
  01/01/2010    to  12/31/2010       14.192571        15.783322       18,550.8073
  01/01/2011    to  12/31/2011       15.783322        15.887174       17,541.0632
  01/01/2012    to  12/31/2012       15.887174        18.717496       12,648.6651
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.480000        13.084794            0.0000
  01/01/2007    to  12/31/2007       13.084794        13.294408            0.0000
  01/01/2008    to  12/31/2008       13.294408         7.770474            0.0000
  01/01/2009    to  12/31/2009        7.770474        10.179211            0.0000
  01/01/2010    to  12/31/2010       10.179211        11.711649            0.0000
  01/01/2011    to  12/31/2011       11.711649        10.898409            0.0000
  01/01/2012    to  12/31/2012       10.898409        12.564185            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.540000        12.165458            0.0000
  01/01/2007    to  12/31/2007       12.165458        12.600103            0.0000
  01/01/2008    to  12/31/2008       12.600103         8.469248            0.0002
  01/01/2009    to  12/31/2009        8.469248        10.734075        7,396.0900
  01/01/2010    to  12/31/2010       10.734075        12.040940        2,916.5976
  01/01/2011    to  12/31/2011       12.040940        11.689184        1,829.6990
  01/01/2012    to  12/31/2012       11.689184        13.151353        1,827.3213
============   ==== ==========       =========        =========       ===========
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.660000        11.195801            0.0000
  01/01/2007    to  12/31/2007       11.195801        11.710432            0.0000
  01/01/2008    to  12/31/2008       11.710432         9.176380            0.0000
  01/01/2009    to  12/31/2009        9.176380        11.138396            0.0000
  01/01/2010    to  12/31/2010       11.138396        12.199339            0.0000
  01/01/2011    to  12/31/2011       12.199339        12.261994            0.0000
  01/01/2012    to  12/31/2012       12.261994        13.430164            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.160000        12.827005           0.0000
  01/01/2007    to  12/31/2007       12.827005        13.262478           0.0000
  01/01/2008    to  12/31/2008       13.262478         8.137657           0.0000
  01/01/2009    to  12/31/2009        8.137657        10.455446           0.0000
  01/01/2010    to  12/31/2010       10.455446        11.925017       1,067.7116
  01/01/2011    to  12/31/2011       11.925017        11.321006       7,906.1679
  01/01/2012    to  12/31/2012       11.321006        12.937129       7,704.7265
============   ==== ==========       =========        =========       ==========
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.070000        11.643151           0.0000
  01/01/2007    to  12/31/2007       11.643151        12.211421           0.0000
  01/01/2008    to  12/31/2008       12.211421         8.873167           0.0000
  01/01/2009    to  12/31/2009        8.873167        11.048877           0.0000
  01/01/2010    to  12/31/2010       11.048877        12.264661           0.0000
  01/01/2011    to  12/31/2011       12.264661        12.098465           0.0000
  01/01/2012    to  12/31/2012       12.098465        13.428209           0.0000
============   ==== ==========       =========        =========       ==========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A. as of December 31, 2012, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                 AMERICAN FUNDS                               DWS II
                                            AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS       GOVERNMENT &
                                             GLOBAL GROWTH       CAPITALIZATION           GROWTH         AGENCY SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   ------------------   ------------------  ------------------
ASSETS:
   Investments at fair value............  $      106,822,927   $       25,978,623   $      129,432,141  $          693,038
                                          ------------------   ------------------   ------------------  ------------------
       Total Assets.....................         106,822,927           25,978,623          129,432,141             693,038
                                          ------------------   ------------------   ------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  38                   53                   56                  31
   Due to MetLife Investors Insurance
     Company............................                   3                    3                    2                   1
                                          ------------------   ------------------   ------------------  ------------------
       Total Liabilities................                  41                   56                   58                  32
                                          ------------------   ------------------   ------------------  ------------------

NET ASSETS..............................  $      106,822,886   $       25,978,567   $      129,432,083  $          693,006
                                          ==================   ==================   ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      106,822,886   $       25,978,567   $      129,421,904  $          691,515
   Net assets from contracts in payout..                  --                   --               10,179               1,491
                                          ------------------   ------------------   ------------------  ------------------
       Total Net Assets.................  $      106,822,886   $       25,978,567   $      129,432,083  $          693,006
                                          ==================   ==================   ==================  ==================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON       INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
ASSETS:
   Investments at fair value............   $        5,082,147   $          109,303   $       28,052,981   $        6,259,234
                                           ------------------   ------------------   ------------------  --------------------
       Total Assets.....................            5,082,147              109,303           28,052,981            6,259,234
                                           ------------------   ------------------   ------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   43                    3                   45                   67
   Due to MetLife Investors Insurance
     Company............................                    2                   --                    2                    2
                                           ------------------   ------------------   ------------------  --------------------
       Total Liabilities................                   45                    3                   47                   69
                                           ------------------   ------------------   ------------------  --------------------

NET ASSETS..............................   $        5,082,102   $          109,300   $       28,052,934   $        6,259,165
                                           ==================   ==================   ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        5,082,102   $          109,300   $       28,002,289   $        6,220,691
   Net assets from contracts in payout..                   --                   --               50,645               38,474
                                           ------------------   ------------------   ------------------  --------------------
       Total Net Assets.................   $        5,082,102   $          109,300   $       28,052,934   $        6,259,165
                                           ==================   ==================   ==================  ====================

                                                  MIST
                                            ALLIANCEBERNSTEIN       MIST AMERICAN                             MIST AMERICAN
                                             GLOBAL DYNAMIC        FUNDS BALANCED        MIST AMERICAN        FUNDS GROWTH
                                               ALLOCATION            ALLOCATION           FUNDS BOND           ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............   $        21,873,095  $       235,164,591  $        16,737,720   $      225,771,519
                                           -------------------  -------------------  -------------------   ------------------
       Total Assets.....................            21,873,095          235,164,591           16,737,720          225,771,519
                                           -------------------  -------------------  -------------------   ------------------
LIABILITIES:
   Accrued fees.........................                    15                   18                   51                   34
   Due to MetLife Investors Insurance
     Company............................                     1                    2                    4                    4
                                           -------------------  -------------------  -------------------   ------------------
       Total Liabilities................                    16                   20                   55                   38
                                           -------------------  -------------------  -------------------   ------------------

NET ASSETS..............................   $        21,873,079  $       235,164,571  $        16,737,665   $      225,771,481
                                           ===================  ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        21,873,079  $       235,164,571  $        16,737,665   $      225,771,481
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           -------------------  -------------------  -------------------   ------------------
       Total Net Assets.................   $        21,873,079  $       235,164,571  $        16,737,665   $      225,771,481
                                           ===================  ===================  ===================   ==================



                                              MIST AMERICAN        MIST AMERICAN
                                              FUNDS GROWTH      FUNDS INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value............   $       25,736,919   $       13,994,506
                                           ------------------   -------------------
       Total Assets.....................           25,736,919           13,994,506
                                           ------------------   -------------------
LIABILITIES:
   Accrued fees.........................                   59                   58
   Due to MetLife Investors Insurance
     Company............................                    3                    5
                                           ------------------   -------------------
       Total Liabilities................                   62                   63
                                           ------------------   -------------------

NET ASSETS..............................   $       25,736,857   $       13,994,443
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       25,736,857   $       13,994,443
   Net assets from contracts in payout..                   --                   --
                                           ------------------   -------------------
       Total Net Assets.................   $       25,736,857   $       13,994,443
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                              MIST AMERICAN                            MIST BLACKROCK
                                             FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK
                                               ALLOCATION          RISK BALANCED         STRATEGIES           HIGH YIELD
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      126,809,385   $       16,016,492   $       44,438,105   $       16,244,108
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................         126,809,385           16,016,492           44,438,105           16,244,108
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  16                   60                   24                   56
   Due to MetLife Investors Insurance
     Company.............................                   1                    2                    1                    4
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  17                   62                   25                   60
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $      126,809,368   $       16,016,430   $       44,438,080   $       16,244,048
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      126,809,368   $       16,016,430   $       44,438,080   $       16,244,048
   Net assets from contracts in payout...                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $      126,809,368   $       16,016,430   $       44,438,080   $       16,244,048
                                           ==================   ==================   ==================   ==================


                                             MIST BLACKROCK     MIST CLARION GLOBAL   MIST DREMAN SMALL   MIST GOLDMAN SACHS
                                             LARGE CAP CORE         REAL ESTATE           CAP VALUE          MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        6,609,164   $       39,516,213   $        7,917,915   $       17,068,540
                                           ------------------   -------------------  ------------------   ------------------
       Total Assets......................           6,609,164           39,516,213            7,917,915           17,068,540
                                           ------------------   -------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  26                   80                   58                   73
   Due to MetLife Investors Insurance
     Company.............................                   1                   10                    2                    4
                                           ------------------   -------------------  ------------------   ------------------
       Total Liabilities.................                  27                   90                   60                   77
                                           ------------------   -------------------  ------------------   ------------------

NET ASSETS...............................  $        6,609,137   $       39,516,123   $        7,917,855   $       17,068,463
                                           ==================   ===================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        6,609,137   $       39,469,037   $        7,917,855   $       17,067,045
   Net assets from contracts in payout...                  --               47,086                   --                1,418
                                           ------------------   -------------------  ------------------   ------------------
       Total Net Assets..................  $        6,609,137   $       39,516,123   $        7,917,855   $       17,068,463
                                           ==================   ===================  ==================   ==================

                                               MIST HARRIS         MIST INVESCO
                                                 OAKMARK           BALANCED-RISK
                                              INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       60,795,247   $       18,405,885
                                           ------------------   ------------------
       Total Assets......................          60,795,247           18,405,885
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  28                   39
   Due to MetLife Investors Insurance
     Company.............................                   3                    2
                                           ------------------   ------------------
       Total Liabilities.................                  31                   41
                                           ------------------   ------------------

NET ASSETS...............................  $       60,795,216   $       18,405,844
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       60,790,709   $       18,405,844
   Net assets from contracts in payout...               4,507                   --
                                           ------------------   ------------------
       Total Net Assets..................  $       60,795,216   $       18,405,844
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                             MIST JPMORGAN
                                              MIST INVESCO                              MIST JENNISON        GLOBAL ACTIVE
                                            SMALL CAP GROWTH     MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       46,464,146   $        2,480,632   $        3,130,805   $        7,371,239
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................          46,464,146            2,480,632            3,130,805            7,371,239
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  61                   45                   58                   48
   Due to MetLife Investors Insurance
     Company.............................                   4                    2                    1                    2
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  65                   47                   59                   50
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $       46,464,081   $        2,480,585   $        3,130,746   $        7,371,189
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       46,444,161   $        2,480,585   $        3,130,746   $        7,371,189
   Net assets from contracts in payout...              19,920                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $       46,464,081   $        2,480,585   $        3,130,746   $        7,371,189
                                           ==================   ==================   ==================   ==================

                                             MIST LEGG MASON
                                               CLEARBRIDGE      MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
                                            AGGRESSIVE GROWTH     GLOBAL MARKETS       BOND DEBENTURE        MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       79,321,179   $       14,977,496   $      252,466,751   $      187,671,681
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................          79,321,179           14,977,496          252,466,751          187,671,681
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  82                   32                   98                   95
   Due to MetLife Investors Insurance
     Company.............................                   2                    2                    8                    4
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  84                   34                  106                   99
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $       79,321,095   $       14,977,462   $      252,466,645   $      187,671,582
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       79,267,523   $       14,977,462   $      251,602,539   $      186,935,934
   Net assets from contracts in payout...              53,572                   --              864,106              735,648
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $       79,321,095   $       14,977,462   $      252,466,645   $      187,671,582
                                           ==================   ==================   ==================   ==================

                                                                 MIST MET/FRANKLIN
                                             MIST MET/EATON     LOW DURATION TOTAL
                                           VANCE FLOATING RATE        RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value.............  $        3,433,954   $       17,845,918
                                           -------------------  ------------------
       Total Assets......................           3,433,954           17,845,918
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  57                   56
   Due to MetLife Investors Insurance
     Company.............................                   3                    2
                                           -------------------  ------------------
       Total Liabilities.................                  60                   58
                                           -------------------  ------------------

NET ASSETS...............................  $        3,433,894   $       17,845,860
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        3,433,894   $       17,845,860
   Net assets from contracts in payout...                  --                   --
                                           -------------------  ------------------
       Total Net Assets..................  $        3,433,894   $       17,845,860
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                 MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN   TEMPLETON FOUNDING   MIST MET/TEMPLETON   MIST MET/TEMPLETON
                                              MUTUAL SHARES          STRATEGY              GROWTH         INTERNATIONAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      120,315,301   $      170,080,279   $       23,969,401   $        5,481,351
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          120,315,301          170,080,279           23,969,401            5,481,351
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   65                   35                   81                   28
   Due to MetLife Investors Insurance
     Company............................                    4                    4                    3                    3
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   69                   39                   84                   31
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $      120,315,232   $      170,080,240   $       23,969,317   $        5,481,320
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      120,305,664   $      170,080,240   $       23,923,895   $        5,481,320
   Net assets from contracts in payout..                9,568                   --               45,422                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $      120,315,232   $      170,080,240   $       23,969,317   $        5,481,320
                                           ==================   ==================   ==================   ==================


                                              MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                           AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      178,338,429   $       80,785,990   $    2,594,213,292   $      446,509,265
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets.....................          178,338,429           80,785,990        2,594,213,292          446,509,265
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   14                   29                   49                   20
   Due to MetLife Investors Insurance
     Company............................                    3                    2                    4                    5
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                   17                   31                   53                   25
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................   $      178,338,412   $       80,785,959   $    2,594,213,239   $      446,509,240
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      178,338,412   $       80,785,959   $    2,593,645,617   $      446,509,240
   Net assets from contracts in payout..                   --                   --              567,622                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets.................   $      178,338,412   $       80,785,959   $    2,594,213,239   $      446,509,240
                                           ===================  ==================   ==================   ==================


                                              MIST METLIFE         MIST METLIFE
                                             GROWTH STRATEGY     MODERATE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $    1,506,611,601   $      962,702,274
                                           ------------------   ------------------
       Total Assets.....................        1,506,611,601          962,702,274
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   33                   17
   Due to MetLife Investors Insurance
     Company............................                    3                    5
                                           ------------------   ------------------
       Total Liabilities................                   36                   22
                                           ------------------   ------------------

NET ASSETS..............................   $    1,506,611,565   $      962,702,252
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $    1,506,592,140   $      962,631,197
   Net assets from contracts in payout..               19,425               71,055
                                           ------------------   ------------------
       Total Net Assets.................   $    1,506,611,565   $      962,702,252
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                            MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA        MIST MORGAN STANLEY
                                             MARKETS EQUITY        INTERNATIONAL           MID CAP          MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       56,184,559   $      133,415,443   $       41,608,815   $       63,343,008
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          56,184,559          133,415,443           41,608,815           63,343,008
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  96                  111                  116                   71
   Due to MetLife Investors Insurance
     Company.............................                   6                    6                    4                    5
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                 102                  117                  120                   76
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       56,184,457   $      133,415,326   $       41,608,695   $       63,342,932
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       55,915,532   $      133,093,630   $       41,499,819   $       63,223,432
   Net assets from contracts in payout...             268,925              321,696              108,876              119,500
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $       56,184,457   $      133,415,326   $       41,608,695   $       63,342,932
                                           ==================   ==================   ==================   ===================

                                               MIST PIMCO
                                           INFLATION PROTECTED      MIST PIMCO                               MIST PIONEER
                                                  BOND             TOTAL RETURN       MIST PIONEER FUND    STRATEGIC INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      121,500,472   $      572,578,132   $       87,399,546   $       14,636,616
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets......................         121,500,472          572,578,132           87,399,546           14,636,616
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  32                   53                  112                   96
   Due to MetLife Investors Insurance
     Company.............................                   5                    5                    3                    5
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities.................                  37                   58                  115                  101
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS...............................  $      121,500,435   $      572,578,074   $       87,399,431   $       14,636,515
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      121,487,872   $      572,023,766   $       86,970,795   $       14,636,515
   Net assets from contracts in payout...              12,563              554,308              428,636                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets..................  $      121,500,435   $      572,578,074   $       87,399,431   $       14,636,515
                                           ===================  ==================   ==================   ==================


                                              MIST PYRAMIS           MIST RCM
                                            GOVERNMENT INCOME       TECHNOLOGY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        5,997,031   $       14,934,236
                                           ------------------   ------------------
       Total Assets......................           5,997,031           14,934,236
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  32                   58
   Due to MetLife Investors Insurance
     Company.............................                   2                    1
                                           ------------------   ------------------
       Total Liabilities.................                  34                   59
                                           ------------------   ------------------

NET ASSETS...............................  $        5,996,997   $       14,934,177
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        5,996,997   $       14,933,555
   Net assets from contracts in payout...                  --                  622
                                           ------------------   ------------------
       Total Net Assets..................  $        5,996,997   $       14,934,177
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             MIST SCHRODERS
                                                 GLOBAL          MIST SSGA GROWTH          MIST SSGA          MIST T. ROWE
                                               MULTI-ASSET        AND INCOME ETF          GROWTH ETF      PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value.............  $        5,397,266   $       162,452,470  $        50,750,233   $      586,755,536
                                           ------------------   -------------------  -------------------  ---------------------
       Total Assets......................           5,397,266           162,452,470           50,750,233          586,755,536
                                           ------------------   -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees..........................                  46                    31                   43                   76
   Due to MetLife Investors Insurance
     Company.............................                   1                     2                    5                    4
                                           ------------------   -------------------  -------------------  ---------------------
       Total Liabilities.................                  47                    33                   48                   80
                                           ------------------   -------------------  -------------------  ---------------------

NET ASSETS...............................  $        5,397,219   $       162,452,437  $        50,750,185   $      586,755,456
                                           ==================   ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        5,397,219   $       162,452,437  $        50,750,185   $      583,138,216
   Net assets from contracts in payout...                  --                    --                   --            3,617,240
                                           ------------------   -------------------  -------------------  ---------------------
       Total Net Assets..................  $        5,397,219   $       162,452,437  $        50,750,185   $      586,755,456
                                           ==================   ===================  ===================  =====================


                                           MIST T. ROWE PRICE     MIST THIRD AVENUE       MIST TURNER        MIST VAN KAMPEN
                                             MID CAP GROWTH        SMALL CAP VALUE      MID CAP GROWTH          COMSTOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        70,400,226   $       49,647,925   $        9,150,373   $      104,439,911
                                           -------------------   ------------------   ------------------   ------------------
       Total Assets......................           70,400,226           49,647,925            9,150,373          104,439,911
                                           -------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                   88                   61                   73                   79
   Due to MetLife Investors Insurance
     Company.............................                    4                    4                    3                    2
                                           -------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                   92                   65                   76                   81
                                           -------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $        70,400,134   $       49,647,860   $        9,150,297   $      104,439,830
                                           ===================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        70,368,904   $       49,640,549   $        9,149,502   $      104,342,950
   Net assets from contracts in payout...               31,230                7,311                  795               96,880
                                           -------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $        70,400,134   $       49,647,860   $        9,150,297   $      104,439,830
                                           ===================   ==================   ==================   ==================


                                           MSF BAILLIE GIFFORD  MSF BARCLAYS CAPITAL
                                           INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  --------------------
ASSETS:
   Investments at fair value.............  $         5,455,341  $         3,109,361
                                           -------------------  --------------------
       Total Assets......................            5,455,341            3,109,361
                                           -------------------  --------------------
LIABILITIES:
   Accrued fees..........................                   53                   60
   Due to MetLife Investors Insurance
     Company.............................                    2                    4
                                           -------------------  --------------------
       Total Liabilities.................                   55                   64
                                           -------------------  --------------------

NET ASSETS...............................  $         5,455,286  $         3,109,297
                                           ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $         5,455,032  $         3,109,297
   Net assets from contracts in payout...                  254                   --
                                           -------------------  --------------------
       Total Net Assets..................  $         5,455,286  $         3,109,297
                                           ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK      LEGACY LARGE CAP       MSF BLACKROCK      MSF DAVIS VENTURE
                                               BOND INCOME            GROWTH            MONEY MARKET             VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       93,742,783   $        9,869,239   $      118,277,963   $       199,635,956
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          93,742,783            9,869,239          118,277,963           199,635,956
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  56                   67                   90                    47
   Due to MetLife Investors Insurance
     Company.............................                   4                    2                    4                     4
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  60                   69                   94                    51
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       93,742,723   $        9,869,170   $      118,277,869   $       199,635,905
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       93,675,960   $        9,856,423   $      118,160,067   $       199,322,995
   Net assets from contracts in payout...              66,763               12,747              117,802               312,910
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $       93,742,723   $        9,869,170   $      118,277,869   $       199,635,905
                                           ==================   ==================   ==================   ===================

                                                                                                           MSF MET/DIMENSIONAL
                                              MSF JENNISON       MSF LOOMIS SAYLES     MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH          SMALL CAP GROWTH       MID CAP VALUE            COMPANY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  --------------------
ASSETS:
   Investments at fair value.............  $      123,848,926   $       14,713,502   $        37,104,341  $         2,209,426
                                           ------------------   ------------------   -------------------  --------------------
       Total Assets......................         123,848,926           14,713,502            37,104,341            2,209,426
                                           ------------------   ------------------   -------------------  --------------------
LIABILITIES:
   Accrued fees..........................                  93                   67                    55                  103
   Due to MetLife Investors Insurance
     Company.............................                   4                    3                     4                    7
                                           ------------------   ------------------   -------------------  --------------------
       Total Liabilities.................                  97                   70                    59                  110
                                           ------------------   ------------------   -------------------  --------------------

NET ASSETS...............................  $      123,848,829   $       14,713,432   $        37,104,282  $         2,209,316
                                           ==================   ==================   ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      123,714,460   $       14,710,507   $        37,093,626  $         2,209,316
   Net assets from contracts in payout...             134,369                2,925                10,656                   --
                                           ------------------   ------------------   -------------------  --------------------
       Total Net Assets..................  $      123,848,829   $       14,713,432   $        37,104,282  $         2,209,316
                                           ==================   ==================   ===================  ====================


                                               MSF METLIFE          MSF METLIFE
                                           MID CAP STOCK INDEX      STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value.............  $        2,885,866   $       35,257,672
                                           -------------------  ------------------
       Total Assets......................           2,885,866           35,257,672
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  39                   18
   Due to MetLife Investors Insurance
     Company.............................                   1                    3
                                           -------------------  ------------------
       Total Liabilities.................                  40                   21
                                           -------------------  ------------------

NET ASSETS...............................  $        2,885,826   $       35,257,651
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        2,885,826   $       35,257,651
   Net assets from contracts in payout...                  --                   --
                                           -------------------  ------------------
       Total Net Assets..................  $        2,885,826   $       35,257,651
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                                 MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                              TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      101,343,078   $       51,556,817   $        1,428,268   $        1,568,360
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................         101,343,078           51,556,817            1,428,268            1,568,360
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  72                   42                   48                   24
   Due to MetLife Investors Insurance
     Company.............................                   3                    1                    3                    2
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  75                   43                   51                   26
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $      101,343,003   $       51,556,774   $        1,428,217   $        1,568,334
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      101,172,292   $       51,550,566   $        1,428,217   $        1,568,334
   Net assets from contracts in payout...             170,711                6,208                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $      101,343,003   $       51,556,774   $        1,428,217   $        1,568,334
                                           ==================   ==================   ==================   ==================


                                             MSF OPPENHEIMER     MSF RUSSELL 2000     MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                              GLOBAL EQUITY            INDEX          LARGE CAP GROWTH      SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       21,942,458   $        2,196,570   $        44,701,231  $        10,185,420
                                           ------------------   ------------------   -------------------  -------------------
       Total Assets......................          21,942,458            2,196,570            44,701,231           10,185,420
                                           ------------------   ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees..........................                  59                   40                    36                   88
   Due to MetLife Investors Insurance
     Company.............................                   2                    2                     2                    3
                                           ------------------   ------------------   -------------------  -------------------
       Total Liabilities.................                  61                   42                    38                   91
                                           ------------------   ------------------   -------------------  -------------------

NET ASSETS...............................  $       21,942,397   $        2,196,528   $        44,701,193  $        10,185,329
                                           ==================   ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       21,929,717   $        2,196,528   $        44,610,135  $        10,182,737
   Net assets from contracts in payout...              12,680                   --                91,058                2,592
                                           ------------------   ------------------   -------------------  -------------------
       Total Net Assets..................  $       21,942,397   $        2,196,528   $        44,701,193  $        10,185,329
                                           ==================   ==================   ===================  ===================

                                                                 MSF WESTERN ASSET
                                           MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC
                                            NATURAL RESOURCES   BOND OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  --------------------
ASSETS:
   Investments at fair value.............  $        4,971,151   $       10,149,078
                                           ------------------  --------------------
       Total Assets......................           4,971,151           10,149,078
                                           ------------------  --------------------
LIABILITIES:
   Accrued fees..........................                  36                   24
   Due to MetLife Investors Insurance
     Company.............................                   1                    1
                                           ------------------  --------------------
       Total Liabilities.................                  37                   25
                                           ------------------  --------------------

NET ASSETS...............................  $        4,971,114   $       10,149,053
                                           ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        4,971,114   $       10,142,766
   Net assets from contracts in payout...                  --                6,287
                                           ------------------  --------------------
       Total Net Assets..................  $        4,971,114   $       10,149,053
                                           ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                            MSF WESTERN ASSET
                                               MANAGEMENT             PIMCO VIT            PIMCO VIT            PUTNAM VT
                                             U.S. GOVERNMENT         HIGH YIELD          LOW DURATION         EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       12,033,714   $         8,310,046   $       11,694,170   $       24,604,892
                                           ------------------   -------------------   ------------------   ------------------
       Total Assets......................          12,033,714             8,310,046           11,694,170           24,604,892
                                           ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  31                    42                   22                   50
   Due to MetLife Investors Insurance
     Company.............................                   3                     1                    1                    3
                                           ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                  34                    43                   23                   53
                                           ------------------   -------------------   ------------------   ------------------

NET ASSETS...............................  $       12,033,680   $         8,310,003   $       11,694,147   $       24,604,839
                                           ==================   ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       12,033,680   $         8,309,279   $       11,694,147   $       24,521,221
   Net assets from contracts in payout...                  --                   724                   --               83,618
                                           ------------------   -------------------   ------------------   ------------------
       Total Net Assets..................  $       12,033,680   $         8,310,003   $       11,694,147   $       24,604,839
                                           ==================   ===================   ==================   ==================


                                                PUTNAM VT        RUSSELL AGGRESSIVE                        RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY          RUSSELL CORE BOND    ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        2,195,858   $         1,569,035   $        8,745,153   $        1,187,304
                                           ------------------   -------------------   ------------------   -------------------
       Total Assets......................           2,195,858             1,569,035            8,745,153            1,187,304
                                           ------------------   -------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  43                     9                   13                    9
   Due to MetLife Investors Insurance
     Company.............................                   1                     1                   --                   --
                                           ------------------   -------------------   ------------------   -------------------
       Total Liabilities.................                  44                    10                   13                    9
                                           ------------------   -------------------   ------------------   -------------------

NET ASSETS...............................  $        2,195,814   $         1,569,025   $        8,745,140   $        1,187,295
                                           ==================   ===================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        2,159,472   $         1,541,455   $        8,735,148   $        1,186,224
   Net assets from contracts in payout...              36,342                27,570                9,992                1,071
                                           ------------------   -------------------   ------------------   -------------------
       Total Net Assets..................  $        2,195,814   $         1,569,025   $        8,745,140   $        1,187,295
                                           ==================   ===================   ==================   ===================


                                           RUSSELL MULTI-STYLE
                                                 EQUITY           RUSSELL NON-U.S.
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------   ------------------
ASSETS:
   Investments at fair value.............  $         8,363,018   $        3,770,163
                                           -------------------   ------------------
       Total Assets......................            8,363,018            3,770,163
                                           -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                    3                   11
   Due to MetLife Investors Insurance
     Company.............................                   --                   --
                                           -------------------   ------------------
       Total Liabilities.................                    3                   11
                                           -------------------   ------------------

NET ASSETS...............................  $         8,363,015   $        3,770,152
                                           ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $         8,131,865   $        3,765,721
   Net assets from contracts in payout...              231,150                4,431
                                           -------------------   ------------------
       Total Net Assets..................  $         8,363,015   $        3,770,152
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                  AMERICAN FUNDS                                DWS II
                                             AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS        GOVERNMENT &
                                              GLOBAL GROWTH       CAPITALIZATION           GROWTH          AGENCY SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $          918,723   $          338,699   $        1,004,646   $           29,602
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              642,702              161,900              792,350                9,437
      Administrative charges............              259,530               63,475              318,140                1,415
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................              902,232              225,375            1,110,490               10,852
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               16,491              113,324            (105,844)               18,750
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --               16,079
      Realized gains (losses) on sale of
        investments.....................            1,843,654              345,191            3,265,177                7,038
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            1,843,654              345,191            3,265,177               23,117
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           18,177,752            3,508,464           16,336,209             (30,990)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           20,021,406            3,853,655           19,601,386              (7,873)
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       20,037,897   $        3,966,979   $       19,495,542   $           10,877
                                           ==================   ==================   ==================   ==================


                                                                    FIDELITY VIP
                                               FIDELITY VIP            GROWTH          FTVIPT TEMPLETON       INVESCO V.I.
                                               EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------   ------------------  --------------------
INVESTMENT INCOME:
      Dividends.........................   $           147,305  $               440   $          828,823   $           84,830
                                           -------------------  -------------------   ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                63,201                1,358              327,755               78,241
      Administrative charges............                11,673                  162               61,565               14,094
                                           -------------------  -------------------   ------------------  --------------------
        Total expenses..................                74,874                1,520              389,320               92,335
                                           -------------------  -------------------   ------------------  --------------------
          Net investment income (loss)..                72,431              (1,080)              439,503              (7,505)
                                           -------------------  -------------------   ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               317,231                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              (40,725)                1,013            (201,568)              187,439
                                           -------------------  -------------------   ------------------  --------------------
          Net realized gains (losses)...               276,506                1,013            (201,568)              187,439
                                           -------------------  -------------------   ------------------  --------------------
      Change in unrealized gains (losses)
        on investments..................               350,502               16,699            3,917,575              626,911
                                           -------------------  -------------------   ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................               627,008               17,712            3,716,007              814,350
                                           -------------------  -------------------   ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $           699,439  $            16,632   $        4,155,510   $          806,845
                                           ===================  ===================   ==================  ====================

                                                  MIST
                                            ALLIANCEBERNSTEIN      MIST AMERICAN
                                             GLOBAL DYNAMIC       FUNDS BALANCED
                                               ALLOCATION           ALLOCATION
                                             SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $            6,966   $        3,893,370
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               81,915            3,097,972
      Administrative charges............               30,680              578,344
                                           ------------------   ------------------
        Total expenses..................              112,595            3,676,316
                                           ------------------   ------------------
          Net investment income (loss)..            (105,629)              217,054
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  150            2,362,638
      Realized gains (losses) on sale of
        investments.....................                7,218            3,939,025
                                           ------------------   ------------------
          Net realized gains (losses)...                7,368            6,301,663
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            1,136,097           18,666,860
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            1,143,465           24,968,523
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        1,037,836   $       25,185,577
                                           ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   MIST AMERICAN
                                              MIST AMERICAN        FUNDS GROWTH         MIST AMERICAN        MIST AMERICAN
                                               FUNDS BOND           ALLOCATION          FUNDS GROWTH      FUNDS INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $          430,282   $        2,679,691   $           82,379   $          207,498
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              230,467            2,958,676              341,461              179,841
      Administrative charges............               42,916              556,934               64,312               33,878
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses..................              273,383            3,515,610              405,773              213,719
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..              156,899            (835,919)            (323,394)              (6,221)
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               83,613                   --                6,492                   --
      Realized gains (losses) on sale of
        investments.....................              418,754            4,585,085            1,485,016              182,408
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...              502,367            4,585,085            1,491,508              182,408
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................            (110,361)           25,535,407            2,541,492            1,823,450
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              392,006           30,120,492            4,033,000            2,005,858
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          548,905   $       29,284,573   $        3,709,606   $        1,999,637
                                           ==================   ==================   ==================   ===================

                                              MIST AMERICAN                            MIST BLACKROCK
                                             FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK
                                               ALLOCATION          RISK BALANCED         STRATEGIES           HIGH YIELD
                                               SUB-ACCOUNT        SUB-ACCOUNT (a)      SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,668,565   $              722   $               --   $          985,160
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,745,919               66,043              157,025              177,712
      Administrative charges............              327,148               15,895               58,522               37,346
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            2,073,067               81,938              215,547              215,058
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              595,498             (81,216)            (215,547)              770,102
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......            1,744,562                  767                  182              180,015
      Realized gains (losses) on sale of
        investments.....................            3,688,598                7,993               12,905              176,206
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            5,433,160                8,760               13,087              356,221
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            5,309,327              630,650            2,056,998              880,225
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           10,742,487              639,410            2,070,085            1,236,446
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       11,337,985   $          558,194   $        1,854,538   $        2,006,548
                                           ==================   ==================   ==================   ==================


                                             MIST BLACKROCK     MIST CLARION GLOBAL
                                             LARGE CAP CORE         REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $           57,922   $          777,490
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               39,156              476,011
      Administrative charges............               15,369               90,765
                                           ------------------   -------------------
        Total expenses..................               54,525              566,776
                                           ------------------   -------------------
          Net investment income (loss)..                3,397              210,714
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --
      Realized gains (losses) on sale of
        investments.....................              102,883            (713,424)
                                           ------------------   -------------------
          Net realized gains (losses)...              102,883            (713,424)
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................              585,260            8,520,403
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              688,143            7,806,979
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          691,540   $        8,017,693
                                           ==================   ===================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                         MIST HARRIS         MIST INVESCO
                                            MIST DREMAN SMALL   MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                                CAP VALUE          MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           48,515   $          100,501   $          930,381   $           53,603
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               50,018              246,905              835,563               66,789
      Administrative charges............               19,162               42,262              142,807               15,748
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................               69,180              289,167              978,370               82,537
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             (20,665)            (188,666)             (47,989)             (28,934)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --              194,112
      Realized gains (losses) on sale of
        investments.....................              146,628               20,259            (575,680)                3,218
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              146,628               20,259            (575,680)              197,330
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              898,208            2,677,080           14,433,429              235,621
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            1,044,836            2,697,339           13,857,749              432,951
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        1,024,171   $        2,508,673   $       13,809,760   $          404,017
                                           ==================   ==================   ==================   ==================

                                                                                                              MIST JPMORGAN
                                               MIST INVESCO                              MIST JENNISON        GLOBAL ACTIVE
                                             SMALL CAP GROWTH     MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                           -------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $                --   $            2,640   $           13,937   $           25,709
                                           -------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               653,370               20,167               69,460               19,393
      Administrative charges............               116,919                3,741               12,482                6,633
                                           -------------------   ------------------   ------------------   ------------------
        Total expenses..................               770,289               23,908               81,942               26,026
                                           -------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             (770,289)             (21,268)             (68,005)                (317)
                                           -------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......             2,988,247                   --                   --               44,712
      Realized gains (losses) on sale of
        investments.....................             1,648,537               29,031              707,465                3,741
                                           -------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             4,636,784               29,031              707,465               48,453
                                           -------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             3,485,103              214,381               10,169              252,299
                                           -------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             8,121,887              243,412              717,634              300,752
                                           -------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $         7,351,598   $          222,144   $          649,629   $          300,435
                                           ===================   ==================   ==================   ==================

                                             MIST LEGG MASON
                                               CLEARBRIDGE      MIST LOOMIS SAYLES
                                            AGGRESSIVE GROWTH     GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           34,946   $          329,839
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,046,208              198,446
      Administrative charges............              191,702               35,321
                                           ------------------   ------------------
        Total expenses..................            1,237,910              233,767
                                           ------------------   ------------------
          Net investment income (loss)..          (1,202,964)               96,072
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --
      Realized gains (losses) on sale of
        investments.....................            1,540,752              227,782
                                           ------------------   ------------------
          Net realized gains (losses)...            1,540,752              227,782
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           11,875,814            1,534,216
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           13,416,566            1,761,998
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       12,213,602   $        1,858,070
                                           ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                           MIST MET/FRANKLIN
                                            MIST LORD ABBETT     MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                             BOND DEBENTURE        MID CAP VALUE     VANCE FLOATING RATE        RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $       18,649,055   $          892,362   $           89,265   $          283,258
                                           ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           2,778,717            1,884,822               40,368              135,322
      Administrative charges.............             596,948              450,768                7,338               38,091
                                           ------------------   ------------------   -------------------  ------------------
        Total expenses...................           3,375,665            2,335,590               47,706              173,413
                                           ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...          15,273,390          (1,443,228)               41,559              109,845
                                           ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --                7,577                   --
      Realized gains (losses) on sale of
        investments......................           2,704,536          (3,430,104)               10,438               10,947
                                           ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....           2,704,536          (3,430,104)               18,015               10,947
                                           ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................          10,042,241           28,776,620               91,864              319,835
                                           ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          12,746,777           25,346,516              109,879              330,782
                                           ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       28,020,167   $       23,903,288   $          151,438   $          440,627
                                           ==================   ==================   ===================  ==================

                                                                 MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN   TEMPLETON FOUNDING   MIST MET/TEMPLETON   MIST MET/TEMPLETON
                                              MUTUAL SHARES          STRATEGY              GROWTH         INTERNATIONAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          672,817   $        6,674,389   $          376,742   $          488,192
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             855,017            1,421,774              162,231               39,556
      Administrative charges.............             298,607              418,657               57,916               12,686
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,153,624            1,840,431              220,147               52,242
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...           (480,807)            4,833,958              156,595              435,950
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........          20,444,641            2,737,799              877,254                   --
      Realized gains (losses) on sale of
        investments......................              11,804            3,898,257               87,652             (32,325)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....          20,456,445            6,636,056              964,906             (32,325)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................         (5,696,587)           11,523,784            3,350,956              222,776
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          14,759,858           18,159,840            4,315,862              190,451
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       14,279,051   $       22,993,798   $        4,472,457   $          626,401
                                           ==================   ==================   ==================   ==================


                                              MIST METLIFE          MIST METLIFE
                                           AGGRESSIVE STRATEGY      BALANCED PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT (a)
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,117,631  $                32
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            2,259,629              247,805
      Administrative charges.............              439,286              105,408
                                           -------------------  -------------------
        Total expenses...................            2,698,915              353,213
                                           -------------------  -------------------
          Net investment income (loss)...          (1,581,284)            (353,181)
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................            3,159,809                5,272
                                           -------------------  -------------------
          Net realized gains (losses)....            3,159,809                5,272
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................           22,746,050            4,726,943
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           25,905,859            4,732,215
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        24,324,575  $         4,379,034
                                           ===================  ===================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              MIST METLIFE         MIST METLIFE         MIST METLIFE          MIST METLIFE
                                            BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY      MODERATE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $       54,333,205   $       12,027,154   $       24,612,298   $        24,850,653
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................          25,119,497            5,122,628           18,353,129             9,827,060
      Administrative charges.............           6,423,186            1,075,427            3,745,232             2,376,042
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................          31,542,683            6,198,055           22,098,361            12,203,102
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...          22,790,522            5,829,099            2,513,937            12,647,551
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --            3,662,850                   --                    --
      Realized gains (losses) on sale of
        investments......................          16,081,422            4,157,940            6,505,215             5,340,765
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....          16,081,422            7,820,790            6,505,215             5,340,765
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................         260,074,614           24,333,717          185,569,456            79,305,253
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................         276,156,036           32,154,507          192,074,671            84,646,018
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $      298,946,558   $       37,983,606   $      194,588,608   $        97,293,569
                                           ==================   ==================   ==================   ===================


                                            MIST MFS EMERGING    MIST MFS RESEARCH         MIST MLA        MIST MORGAN STANLEY
                                             MARKETS EQUITY        INTERNATIONAL            MID CAP          MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $          411,046   $         2,523,707  $           215,548   $               --
                                           ------------------   -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             616,246             1,436,315              526,561              558,494
      Administrative charges.............             132,280               297,052               98,376              154,882
                                           ------------------   -------------------  -------------------  --------------------
        Total expenses...................             748,526             1,733,367              624,937              713,376
                                           ------------------   -------------------  -------------------  --------------------
          Net investment income (loss)...           (337,480)               790,340            (409,389)            (713,376)
                                           ------------------   -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                   --
      Realized gains (losses) on sale of
        investments......................           (130,060)           (2,687,296)            (604,650)            1,287,533
                                           ------------------   -------------------  -------------------  --------------------
          Net realized gains (losses)....           (130,060)           (2,687,296)            (604,650)            1,287,533
                                           ------------------   -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................           9,550,566            20,272,940            2,809,104            4,432,788
                                           ------------------   -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,420,506            17,585,644            2,204,454            5,720,321
                                           ------------------   -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        9,083,026   $        18,375,984  $         1,795,065   $        5,006,945
                                           ==================   ===================  ===================  ====================

                                               MIST PIMCO
                                           INFLATION PROTECTED      MIST PIMCO
                                                  BOND             TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $        3,605,451   $       18,273,603
                                           -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,339,938            5,732,335
      Administrative charges.............             300,267            1,406,765
                                           -------------------  ------------------
        Total expenses...................           1,640,205            7,139,100
                                           -------------------  ------------------
          Net investment income (loss)...           1,965,246           11,134,503
                                           -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           7,090,110                   --
      Realized gains (losses) on sale of
        investments......................             662,593            3,797,626
                                           -------------------  ------------------
          Net realized gains (losses)....           7,752,703            3,797,626
                                           -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           (941,777)           28,935,806
                                           -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           6,810,926           32,733,432
                                           -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        8,776,172   $       43,867,935
                                           ===================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   MIST PIONEER          MIST PYRAMIS           MIST RCM
                                            MIST PIONEER FUND    STRATEGIC INCOME      GOVERNMENT INCOME       TECHNOLOGY
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,378,055   $           634,584   $              298   $               --
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             891,650               123,563               21,970              226,738
      Administrative charges.............             200,835                33,611                7,926               36,383
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................           1,092,485               157,174               29,896              263,121
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...             285,570               477,410             (29,598)            (263,121)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                49,033                2,326            1,860,870
      Realized gains (losses) on sale of
        investments......................           3,313,049               165,222               10,103             (88,781)
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           3,313,049               214,255               12,429            1,772,089
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           4,351,864               602,375               62,083            (846,270)
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           7,664,913               816,630               74,512              925,819
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        7,950,483   $         1,294,040   $           44,914   $          662,698
                                           ==================   ===================   ==================   ==================

                                             MIST SCHRODERS
                                                 GLOBAL          MIST SSGA GROWTH         MIST SSGA           MIST T. ROWE
                                               MULTI-ASSET        AND INCOME ETF         GROWTH ETF       PRICE LARGE CAP VALUE
                                             SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ---------------------
INVESTMENT INCOME:
      Dividends..........................  $           39,000   $        3,766,607   $          972,327   $         9,385,747
                                           ------------------   ------------------   ------------------   ---------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              15,918            1,537,513              602,929             6,816,299
      Administrative charges.............               4,426              400,980              124,685             1,278,698
                                           ------------------   ------------------   ------------------   ---------------------
        Total expenses...................              20,344            1,938,493              727,614             8,094,997
                                           ------------------   ------------------   ------------------   ---------------------
          Net investment income (loss)...              18,656            1,828,114              244,713             1,290,750
                                           ------------------   ------------------   ------------------   ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........              87,851            3,513,025            1,819,942                    --
      Realized gains (losses) on sale of
        investments......................                 642            1,014,169              541,061           (3,386,810)
                                           ------------------   ------------------   ------------------   ---------------------
          Net realized gains (losses)....              88,493            4,527,194            2,361,003           (3,386,810)
                                           ------------------   ------------------   ------------------   ---------------------
      Change in unrealized gains (losses)
        on investments...................              89,118           10,765,948            3,567,085            94,239,552
                                           ------------------   ------------------   ------------------   ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             177,611           15,293,142            5,928,088            90,852,742
                                           ------------------   ------------------   ------------------   ---------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          196,267   $       17,121,256   $        6,172,801   $        92,143,492
                                           ==================   ==================   ==================   =====================


                                           MIST T. ROWE PRICE    MIST THIRD AVENUE
                                             MID CAP GROWTH       SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             967,400              728,892
      Administrative charges.............             177,367              126,579
                                           ------------------   ------------------
        Total expenses...................           1,144,767              855,471
                                           ------------------   ------------------
          Net investment income (loss)...         (1,144,767)            (855,471)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           9,439,949                   --
      Realized gains (losses) on sale of
        investments......................           1,740,239              496,588
                                           ------------------   ------------------
          Net realized gains (losses)....          11,180,188              496,588
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................         (2,159,865)            7,874,722
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,020,323            8,371,310
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        7,875,556   $        7,515,839
                                           ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012




                                               MIST TURNER         MIST VAN KAMPEN    MSF BAILLIE GIFFORD MSF BARCLAYS CAPITAL
                                             MID CAP GROWTH           COMSTOCK        INTERNATIONAL STOCK AGGREGATE BOND INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------- --------------------
INVESTMENT INCOME:
      Dividends..........................  $                --   $        1,331,127   $           58,054   $           103,178
                                           -------------------   ------------------   ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              140,798              813,827               63,237                42,562
      Administrative charges.............               24,485              255,514               13,005                 7,350
                                           -------------------   ------------------   ------------------- --------------------
        Total expenses...................              165,283            1,069,341               76,242                49,912
                                           -------------------   ------------------   ------------------- --------------------
          Net investment income (loss)...            (165,283)              261,786             (18,188)                53,266
                                           -------------------   ------------------   ------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........            1,629,698                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................               53,164              709,907            (193,429)                27,821
                                           -------------------   ------------------   ------------------- --------------------
          Net realized gains (losses)....            1,682,862              709,907            (193,429)                27,821
                                           -------------------   ------------------   ------------------- --------------------
      Change in unrealized gains (losses)
        on investments...................          (1,070,623)           15,390,328            1,070,581              (27,939)
                                           -------------------   ------------------   ------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              612,239           16,100,235              877,152                 (118)
                                           -------------------   ------------------   ------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           446,956   $       16,362,021   $          858,964   $            53,148
                                           ===================   ==================   =================== ====================


                                                                    MSF BLACKROCK
                                              MSF BLACKROCK       LEGACY LARGE CAP       MSF BLACKROCK      MSF DAVIS VENTURE
                                               BOND INCOME             GROWTH            MONEY MARKET             VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $         2,340,450  $            33,177   $               --   $         1,454,853
                                           -------------------  -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              694,940              108,589            1,565,206             2,400,079
      Administrative charges.............              225,812               21,976              291,001               513,005
                                           -------------------  -------------------   ------------------   -------------------
        Total expenses...................              920,752              130,565            1,856,207             2,913,084
                                           -------------------  -------------------   ------------------   -------------------
          Net investment income (loss)...            1,419,698             (97,388)          (1,856,207)           (1,458,231)
                                           -------------------  -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........              615,318                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................              491,636              545,833                   --             4,298,493
                                           -------------------  -------------------   ------------------   -------------------
          Net realized gains (losses)....            1,106,954              545,833                   --             4,298,493
                                           -------------------  -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................            3,092,410              799,215                   --            19,049,553
                                           -------------------  -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            4,199,364            1,345,048                   --            23,348,046
                                           -------------------  -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         5,619,062  $         1,247,660   $      (1,856,207)   $        21,889,815
                                           ===================  ===================   ==================   ===================



                                               MSF JENNISON       MSF LOOMIS SAYLES
                                                  GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $             8,124   $               --
                                           -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            1,346,874              141,005
      Administrative charges.............              250,905               38,154
                                           -------------------   ------------------
        Total expenses...................            1,597,779              179,159
                                           -------------------   ------------------
          Net investment income (loss)...          (1,589,655)            (179,159)
                                           -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........            9,300,447                   --
      Realized gains (losses) on sale of
        investments......................              268,304              413,344
                                           -------------------   ------------------
          Net realized gains (losses)....            9,568,751              413,344
                                           -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          (4,717,658)            1,192,614
                                           -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            4,851,093            1,605,958
                                           -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         3,261,438   $        1,426,799
                                           ===================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                               MSF MET/DIMENSIONAL
                                            MSF MET/ARTISAN    INTERNATIONAL SMALL     MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE           COMPANY       MID CAP STOCK INDEX      STOCK INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------- -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          299,427   $           54,355  $           17,300   $          548,874
                                          ------------------  -------------------- -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             563,425               25,176              37,622              494,133
      Administrative charges............              95,351                5,887               6,165               86,982
                                          ------------------  -------------------- -------------------  ------------------
        Total expenses..................             658,776               31,063              43,787              581,115
                                          ------------------  -------------------- -------------------  ------------------
          Net investment income (loss)..           (359,349)               23,292            (26,487)             (32,241)
                                          ------------------  -------------------- -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --              230,968             101,257              251,622
      Realized gains (losses) on sale of
        investments.....................           (979,440)            (112,088)              29,117              509,624
                                          ------------------  -------------------- -------------------  ------------------
          Net realized gains (losses)...           (979,440)              118,880             130,374              761,246
                                          ------------------  -------------------- -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................           4,893,443              204,239             225,319            3,615,821
                                          ------------------  -------------------- -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,914,003              323,119             355,693            4,377,067
                                          ------------------  -------------------- -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,554,654   $          346,411  $          329,206   $        4,344,826
                                          ==================  ==================== ===================  ==================


                                                MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                             TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,697,118   $          819,107   $           23,333   $            2,175
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             733,976              325,347               13,247               20,142
      Administrative charges............             248,158              121,617                2,438                4,039
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................             982,134              446,964               15,685               24,181
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..           1,714,984              372,143                7,648             (22,006)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --              663,259                   --                   --
      Realized gains (losses) on sale of
        investments.....................             174,777              496,114             (19,773)             (23,788)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             174,777            1,159,373             (19,773)             (23,788)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           7,903,462            5,122,210              167,802              171,151
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           8,078,239            6,281,583              148,029              147,363
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        9,793,223   $        6,653,726   $          155,677   $          125,357
                                          ==================   ==================   ==================   ==================


                                            MSF OPPENHEIMER     MSF RUSSELL 2000
                                             GLOBAL EQUITY            INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          297,133   $           15,472
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             157,623               26,256
      Administrative charges............              51,500                4,516
                                          ------------------   ------------------
        Total expenses..................             209,123               30,772
                                          ------------------   ------------------
          Net investment income (loss)..              88,010             (15,300)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................              89,189               36,714
                                          ------------------   ------------------
          Net realized gains (losses)...              89,189               36,714
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           3,738,283              185,178
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,827,472              221,892
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,915,482   $          206,592
                                          ==================   ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                        MSF WESTERN ASSET
                                           MSF T. ROWE PRICE   MSF T. ROWE PRICE   MSF VAN ECK GLOBAL MANAGEMENT STRATEGIC
                                           LARGE CAP GROWTH    SMALL CAP GROWTH     NATURAL RESOURCES  BOND OPPORTUNITIES
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------  ------------------   ------------------ --------------------
INVESTMENT INCOME:
     Dividends..........................  $          10,743   $               --   $               --  $          435,967
                                          ------------------  ------------------   ------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges.........................            566,551              127,839               40,070             154,018
     Administrative charges.............            108,286               22,382               12,211              30,991
                                          ------------------  ------------------   ------------------ --------------------
        Total expenses..................            674,837              150,221               52,281             185,009
                                          ------------------  ------------------   ------------------ --------------------
          Net investment income (loss)..          (664,094)            (150,221)             (52,281)             250,958
                                          ------------------  ------------------   ------------------ --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                 --            1,040,196              336,456                  --
     Realized gains (losses) on sale of
        investments.....................          1,606,828              465,179            (133,276)             396,091
                                          ------------------  ------------------   ------------------ --------------------
          Net realized gains (losses)...          1,606,828            1,505,375              203,180             396,091
                                          ------------------  ------------------   ------------------ --------------------
     Change in unrealized gains (losses)
        on investments..................          6,295,800               55,646             (45,763)             534,419
                                          ------------------  ------------------   ------------------ --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................          7,902,628            1,561,021              157,417             930,510
                                          ------------------  ------------------   ------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $       7,238,534   $        1,410,800   $          105,136  $        1,181,468
                                          ==================  ==================   ================== ====================

                                           MSF WESTERN ASSET
                                              MANAGEMENT            PIMCO VIT           PIMCO VIT            PUTNAM VT
                                            U.S. GOVERNMENT        HIGH YIELD         LOW DURATION         EQUITY INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $          245,545   $          464,272   $         227,183   $          579,905
                                          ------------------   ------------------   -----------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................             182,311               98,556             151,940              190,954
     Administrative charges.............              32,249               20,106              29,397               61,657
                                          ------------------   ------------------   -----------------   ------------------
        Total expenses..................             214,560              118,662             181,337              252,611
                                          ------------------   ------------------   -----------------   ------------------
          Net investment income (loss)..              30,985              345,610              45,846              327,294
                                          ------------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --                   --                  --                   --
     Realized gains (losses) on sale of
        investments.....................              68,550               65,971              57,982              353,694
                                          ------------------   ------------------   -----------------   ------------------
          Net realized gains (losses)...              68,550               65,971              57,982              353,694
                                          ------------------   ------------------   -----------------   ------------------
     Change in unrealized gains (losses)
        on investments..................              68,001              536,049             392,441            3,496,447
                                          ------------------   ------------------   -----------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             136,551              602,020             450,423            3,850,141
                                          ------------------   ------------------   -----------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          167,536   $          947,630   $         496,269   $        4,177,435
                                          ==================   ==================   =================   ==================


                                               PUTNAM VT      RUSSELL AGGRESSIVE
                                           MULTI-CAP GROWTH         EQUITY
                                              SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------  ------------------
INVESTMENT INCOME:
     Dividends..........................  $           10,445  $           17,965
                                          ------------------  ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................              29,145              21,741
     Administrative charges.............               4,094               2,605
                                          ------------------  ------------------
        Total expenses..................              33,239              24,346
                                          ------------------  ------------------
          Net investment income (loss)..            (22,794)             (6,381)
                                          ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --                  --
     Realized gains (losses) on sale of
        investments.....................              87,536            (13,412)
                                          ------------------  ------------------
          Net realized gains (losses)...              87,536            (13,412)
                                          ------------------  ------------------
     Change in unrealized gains (losses)
        on investments..................             263,134             271,218
                                          ------------------  ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             350,670             257,806
                                          ------------------  ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          327,876  $          251,425
                                          ==================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                               RUSSELL GLOBAL REAL  RUSSELL MULTI-STYLE
                                           RUSSELL CORE BOND    ESTATE SECURITIES         EQUITY         RUSSELL NON-U.S.
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   -------------------  ------------------- ------------------
INVESTMENT INCOME:
      Dividends.........................  $          225,101   $           56,025   $          102,373  $           66,618
                                          ------------------   -------------------  ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             121,900               14,154              112,831              47,376
      Administrative charges............              14,625                1,695               13,537               5,681
                                          ------------------   -------------------  ------------------- ------------------
        Total expenses..................             136,525               15,849              126,368              53,057
                                          ------------------   -------------------  ------------------- ------------------
          Net investment income (loss)..              88,576               40,176             (23,995)              13,561
                                          ------------------   -------------------  ------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......             227,052                   --                   --                  --
      Realized gains (losses) on sale of
        investments.....................             128,543              (5,774)              130,720           (127,844)
                                          ------------------   -------------------  ------------------- ------------------
          Net realized gains (losses)...             355,595              (5,774)              130,720           (127,844)
                                          ------------------   -------------------  ------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................             208,898              223,919            1,088,782             747,428
                                          ------------------   -------------------  ------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             564,493              218,145            1,219,502             619,584
                                          ------------------   -------------------  ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          653,069   $          258,321   $        1,195,507  $          633,145
                                          ==================   ===================  =================== ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- -------------------------------
                                      2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        16,491  $       510,497 $       113,324  $        97,614 $     (105,844) $     (260,625)
   Net realized gains
     (losses)..................        1,843,654          293,404         345,191          129,989       3,265,177         856,304
   Change in unrealized
     gains (losses) on
     investments...............       18,177,752     (10,363,114)       3,508,464      (5,258,536)      16,336,209     (6,622,827)
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       20,037,897      (9,559,213)       3,966,979      (5,030,933)      19,495,542     (6,027,148)
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        2,700,041       10,748,017         396,507        3,085,183       4,598,905      12,819,776
   Net transfers (including
     fixed account)............      (5,099,486)       10,346,518          40,433        5,620,538     (2,892,397)       7,818,929
   Contract charges............        (851,342)        (650,166)       (213,201)        (152,056)     (1,012,056)       (793,244)
   Transfers for contract
     benefits and
     terminations..............      (5,453,200)      (4,301,205)     (1,458,596)      (1,142,483)     (6,752,127)     (4,998,946)
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (8,703,987)       16,143,164     (1,234,857)        7,411,182     (6,057,675)      14,846,515
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets...........       11,333,910        6,583,951       2,732,122        2,380,249      13,437,867       8,819,367
NET ASSETS:
   Beginning of year...........       95,488,976       88,905,025      23,246,445       20,866,196     115,994,216     107,174,849
                                 ---------------  --------------- --------------- ---------------- --------------- ---------------
   End of year.................  $   106,822,886  $    95,488,976 $    25,978,567  $    23,246,445 $   129,432,083 $   115,994,216
                                 ===============  =============== =============== ================ =============== ===============

                                        DWS II GOVERNMENT &
                                         AGENCY SECURITIES           FIDELITY VIP EQUITY-INCOME
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012             2011
                                 ---------------   --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        18,750   $        25,200 $        72,431  $        39,895
   Net realized gains
     (losses)..................           23,117            23,395         276,506         (98,309)
   Change in unrealized
     gains (losses) on
     investments...............         (30,990)               680         350,502           17,700
                                 ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           10,877            49,275         699,439         (40,714)
                                 ---------------   --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................              532               890          75,143           24,902
   Net transfers (including
     fixed account)............         (26,140)          (33,688)         309,747          220,754
   Contract charges............            (895)             (993)        (18,343)         (16,136)
   Transfers for contract
     benefits and
     terminations..............         (92,468)          (95,013)       (465,790)        (321,849)
                                 ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............        (118,971)         (128,804)        (99,243)         (92,329)
                                 ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        (108,094)          (79,529)         600,196        (133,043)
NET ASSETS:
   Beginning of year...........          801,100           880,629       4,481,906        4,614,949
                                 ---------------   --------------- ---------------  ---------------
   End of year.................  $       693,006   $       801,100 $     5,082,102  $     4,481,906
                                 ===============   =============== ===============  ===============

                                                                           FTVIPT TEMPLETON
                                 FIDELITY VIP GROWTH OPPORTUNITIES        FOREIGN SECURITIES
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (1,080)  $       (1,264)  $       439,503   $       106,223
   Net realized gains
     (losses)..................            1,013            1,617        (201,568)            72,285
   Change in unrealized
     gains (losses) on
     investments...............           16,699            1,725        3,917,575       (3,696,277)
                                 ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           16,632            2,078        4,155,510       (3,517,769)
                                 ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................               --               --          289,288           307,337
   Net transfers (including
     fixed account)............            6,288          (2,557)        (281,750)         (880,799)
   Contract charges............            (142)            (145)         (90,760)         (101,368)
   Transfers for contract
     benefits and
     terminations..............          (3,873)         (18,100)      (2,256,554)       (3,349,513)
                                 ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............            2,273         (20,802)      (2,339,776)       (4,024,343)
                                 ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...........           18,905         (18,724)        1,815,734       (7,542,112)
NET ASSETS:
   Beginning of year...........           90,395          109,119       26,237,200        33,779,312
                                 ---------------  ---------------  ---------------   ---------------
   End of year.................  $       109,300  $        90,395  $    28,052,934   $    26,237,200
                                 ===============  ===============  ===============   ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                MIST
                                                                          ALLIANCEBERNSTEIN
                                                                           GLOBAL DYNAMIC             MIST AMERICAN FUNDS
                                      INVESCO V.I. INTERNATIONAL GROWTH      ALLOCATION               BALANCED ALLOCATION
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                     -----------------------------------  -----------------   -----------------------------------
                                          2012                2011            2012 (a)             2012                2011
                                     ---------------     ---------------   ---------------    ---------------     ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       (7,505)     $       (4,494)   $     (105,629)    $       217,054     $     (678,992)
   Net realized gains (losses)......         187,439             185,414             7,368          6,301,663           5,020,834
   Change in unrealized
     gains (losses) on
     investments....................         626,911           (736,747)         1,136,097         18,666,860        (12,867,506)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         806,845           (555,827)         1,037,836         25,185,577         (8,525,664)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          48,304              52,743        11,185,823          5,384,142           4,152,092
   Net transfers (including
     fixed account).................        (48,681)           (448,230)         9,893,042          (708,071)           1,257,478
   Contract charges.................        (21,206)            (22,740)          (22,914)        (2,283,365)         (2,171,228)
   Transfers for contract benefits
     and terminations...............       (645,014)           (675,807)         (220,708)       (10,566,334)        (11,691,711)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................       (666,597)         (1,094,034)        20,835,243        (8,173,628)         (8,453,369)
                                     ---------------     ---------------   ---------------    ---------------     ---------------
     Net increase (decrease)
       in net assets................         140,248         (1,649,861)        21,873,079         17,011,949        (16,979,033)
NET ASSETS:
   Beginning of year................       6,118,917           7,768,778                --        218,152,622         235,131,655
                                     ---------------     ---------------   ---------------    ---------------     ---------------
   End of year...................... $     6,259,165     $     6,118,917   $    21,873,079    $   235,164,571     $   218,152,622
                                     ===============     ===============   ===============    ===============     ===============



                                                                           MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS BOND             GROWTH ALLOCATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------- --------------------------------
                                         2012             2011            2012             2011
                                     --------------  --------------- --------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      156,899  $       113,523 $    (835,919)  $    (1,029,259)
   Net realized gains (losses)......        502,367          333,347      4,585,085         3,797,516
   Change in unrealized
     gains (losses) on
     investments....................      (110,361)          272,745     25,535,407      (16,869,802)
                                     --------------  --------------- --------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        548,905          719,615     29,284,573      (14,101,545)
                                     --------------  --------------- --------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        276,727          267,956      7,255,731         5,960,311
   Net transfers (including
     fixed account).................      (489,582)        (389,176)    (7,253,472)       (1,220,035)
   Contract charges.................      (180,860)        (184,352)    (2,304,571)       (2,102,968)
   Transfers for contract benefits
     and terminations...............    (1,040,885)        (999,706)    (9,745,918)       (7,823,674)
                                     --------------  --------------- --------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................    (1,434,600)      (1,305,278)   (12,048,230)       (5,186,366)
                                     --------------  --------------- --------------  ----------------
     Net increase (decrease)
       in net assets................      (885,695)        (585,663)     17,236,343      (19,287,911)
NET ASSETS:
   Beginning of year................     17,623,360       18,209,023    208,535,138       227,823,049
                                     --------------  --------------- --------------  ----------------
   End of year...................... $   16,737,665  $    17,623,360 $  225,771,481  $    208,535,138
                                     ==============  =============== ==============  ================




                                      MIST AMERICAN FUNDS GROWTH     MIST AMERICAN FUNDS INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                     ------------------------------- ---------------------------------
                                         2012             2011             2012             2011
                                     --------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (323,394)  $     (331,448) $       (6,221)  $      (12,062)
   Net realized gains (losses)......      1,491,508        1,524,742         182,408          581,888
   Change in unrealized
     gains (losses) on
     investments....................      2,541,492      (2,727,836)       1,823,450      (3,003,350)
                                     --------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,709,606      (1,534,542)       1,999,637      (2,433,524)
                                     --------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        368,783          392,002         437,322          267,861
   Net transfers (including
     fixed account).................    (1,441,672)        (844,776)       (730,878)      (1,073,190)
   Contract charges.................      (254,135)        (250,542)       (141,047)        (144,501)
   Transfers for contract benefits
     and terminations...............    (1,563,023)      (1,612,761)       (585,354)        (840,181)
                                     --------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................    (2,890,047)      (2,316,077)     (1,019,957)      (1,790,011)
                                     --------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets................        819,559      (3,850,619)         979,680      (4,223,535)
NET ASSETS:
   Beginning of year................     24,917,298       28,767,917      13,014,763       17,238,298
                                     --------------  --------------- ---------------  ---------------
   End of year...................... $   25,736,857  $    24,917,298 $    13,994,443  $    13,014,763
                                     ==============  =============== ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                        MIST
                                                                      MIST AQR        BLACKROCK
                                        MIST AMERICAN FUNDS          GLOBAL RISK   GLOBAL TACTICAL          MIST BLACKROCK
                                        MODERATE ALLOCATION           BALANCED       STRATEGIES               HIGH YIELD
                                            SUB-ACCOUNT              SUB-ACCOUNT     SUB-ACCOUNT              SUB-ACCOUNT
                                 -------------------------------- --------------- ---------------- --------------------------------
                                      2012              2011          2012 (a)        2012 (a)           2012             2011
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       595,498  $       (5,244) $      (81,216) $     (215,547)  $       770,102  $       656,421
   Net realized gains
     (losses)..................        5,433,160        3,628,743           8,760          13,087          356,221          473,547
   Change in unrealized
     gains (losses) on
     investments...............        5,309,327      (5,421,780)         630,650       2,056,998          880,225        (951,229)
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       11,337,985      (1,798,281)         558,194       1,854,538        2,006,548          178,739
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        1,357,270        3,696,894         246,911      19,492,373          552,889          616,594
   Net transfers (including
     fixed account)............      (4,179,111)      (2,066,811)      15,473,901      23,511,165        2,884,131      (2,142,106)
   Contract charges............      (1,317,961)      (1,309,028)        (43,228)        (42,218)        (109,129)         (93,259)
   Transfers for contract
     benefits and
     terminations..............      (9,745,348)      (7,000,037)       (219,348)       (377,778)      (1,525,030)      (1,014,270)
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............     (13,885,150)      (6,678,982)      15,458,236      42,583,542        1,802,861      (2,633,041)
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........      (2,547,165)      (8,477,263)      16,016,430      44,438,080        3,809,409      (2,454,302)
NET ASSETS:
   Beginning of year...........      129,356,533      137,833,796              --              --       12,434,639       14,888,941
                                 ---------------  --------------- --------------- ---------------- ---------------  ---------------
   End of year.................  $   126,809,368  $   129,356,533 $    16,016,430 $    44,438,080  $    16,244,048  $    12,434,639
                                 ===============  =============== =============== ================ ===============  ===============



                                          MIST BLACKROCK
                                          LARGE CAP CORE           MIST CLARION GLOBAL REAL ESTATE
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------  ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         3,397  $        (2,790) $       210,714  $       895,908
   Net realized gains
     (losses)..................          102,883            34,316       (713,424)        (998,539)
   Change in unrealized
     gains (losses) on
     investments...............          585,260         (120,141)       8,520,403      (2,380,733)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........          691,540          (88,615)       8,017,693      (2,483,364)
                                 ---------------  ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          522,666         1,531,036         570,276          804,309
   Net transfers (including
     fixed account)............          478,738         1,282,798       (240,798)          856,077
   Contract charges............         (50,637)          (23,846)       (166,994)        (153,934)
   Transfers for contract
     benefits and
     terminations..............        (287,767)          (89,330)     (2,941,381)      (3,443,092)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............          663,000         2,700,658     (2,778,897)      (1,936,640)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        1,354,540         2,612,043       5,238,796      (4,420,004)
NET ASSETS:
   Beginning of year...........        5,254,597         2,642,554      34,277,327       38,697,331
                                 ---------------  ---------------- ---------------  ---------------
   End of year.................  $     6,609,137  $      5,254,597 $    39,516,123  $    34,277,327
                                 ===============  ================ ===============  ===============




                                    MIST DREMAN SMALL CAP VALUE    MIST GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------  ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (20,665)  $         38,240 $     (188,666)  $     (221,077)
   Net realized gains
     (losses)..................          146,628            89,596          20,259         (92,147)
   Change in unrealized
     gains (losses) on
     investments...............          898,208         (948,022)       2,677,080      (1,096,325)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        1,024,171         (820,186)       2,508,673      (1,409,549)
                                 ---------------  ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          275,959         1,078,029          92,435          180,643
   Net transfers (including
     fixed account)............         (20,598)         1,178,908       (258,827)        (555,904)
   Contract charges............         (54,923)          (38,707)        (80,324)         (84,480)
   Transfers for contract
     benefits and
     terminations..............        (432,808)         (259,961)     (1,464,848)      (1,325,329)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............        (232,370)         1,958,269     (1,711,564)      (1,785,070)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........          791,801         1,138,083         797,109      (3,194,619)
NET ASSETS:
   Beginning of year...........        7,126,054         5,987,971      16,271,354       19,465,973
                                 ---------------  ---------------- ---------------  ---------------
   End of year.................  $     7,917,855  $      7,126,054 $    17,068,463  $    16,271,354
                                 ===============  ================ ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                  MIST INVESCO
                                                                                  BALANCED-RISK
                                              MIST HARRIS OAKMARK INTERNATIONAL    ALLOCATION     MIST INVESCO SMALL CAP GROWTH
                                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                              --------------------------------- --------------- ---------------------------------
                                                    2012             2011           2012 (b)          2012             2011
                                               ---------------  --------------- --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............  $      (47,989)  $   (1,108,781) $      (28,934) $     (770,289)  $      (844,860)
   Net realized gains (losses)...............        (575,680)        (347,943)         197,330       4,636,784         2,217,966
   Change in unrealized gains (losses) on
     investments.............................       14,433,429      (8,743,257)         235,621       3,485,103       (2,251,368)
                                               ---------------  --------------- --------------- ---------------  ----------------
     Net increase (decrease) in net assets
       resulting from operations.............       13,809,760     (10,199,981)         404,017       7,351,598         (878,262)
                                               ---------------  --------------- --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners..................................          836,754          653,108         153,517         566,267           457,309
   Net transfers (including fixed account)...      (3,701,717)      (1,686,285)      18,104,568     (3,822,308)       (2,838,958)
   Contract charges..........................        (297,205)        (319,013)        (46,740)       (218,696)         (233,964)
   Transfers for contract benefits and
     terminations............................      (4,513,864)      (4,919,314)       (209,518)     (4,128,973)       (5,161,393)
                                               ---------------  --------------- --------------- ---------------  ----------------
     Net increase (decrease) in net assets
       resulting from contract transactions..      (7,676,032)      (6,271,504)      18,001,827     (7,603,710)       (7,777,006)
                                               ---------------  --------------- --------------- ---------------  ----------------
     Net increase (decrease) in net assets...        6,133,728     (16,471,485)      18,405,844       (252,112)       (8,655,268)
NET ASSETS:
   Beginning of year.........................       54,661,488       71,132,973              --      46,716,193        55,371,461
                                               ---------------  --------------- --------------- ---------------  ----------------
   End of year...............................  $    60,795,216  $    54,661,488 $    18,405,844 $    46,464,081  $     46,716,193
                                               ===============  =============== =============== ===============  ================

                                                                                                                  MIST JPMORGAN
                                                                                                                  GLOBAL ACTIVE
                                                     MIST JANUS FORTY           MIST JENNISON LARGE CAP EQUITY     ALLOCATION
                                                        SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                              -------------------------------- --------------------------------- ---------------
                                                   2012              2011            2012             2011          2012 (b)
                                              ---------------  --------------- ---------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............. $      (21,268)  $         (229) $      (68,005)   $      (91,602) $         (317)
   Net realized gains (losses)...............          29,031            (681)         707,465           641,798          48,453
   Change in unrealized gains (losses) on
     investments.............................         214,381         (73,873)          10,169         (452,954)         252,299
                                              ---------------  --------------- ---------------   --------------- ---------------
     Net increase (decrease) in net assets
       resulting from operations.............         222,144         (74,783)         649,629            97,242         300,435
                                              ---------------  --------------- ---------------   --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners..................................           5,557            9,390          40,844           101,338       2,886,045
   Net transfers (including fixed account)...       1,479,969          595,006     (2,846,270)       (6,752,012)       4,261,165
   Contract charges..........................        (12,515)          (7,855)        (37,026)          (64,173)         (6,746)
   Transfers for contract benefits and
     terminations............................       (139,480)         (35,479)       (407,747)          (52,507)        (69,710)
                                              ---------------  --------------- ---------------   --------------- ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions..       1,333,531          561,062     (3,250,199)       (6,767,354)       7,070,754
                                              ---------------  --------------- ---------------   --------------- ---------------
     Net increase (decrease) in net assets...       1,555,675          486,279     (2,600,570)       (6,670,112)       7,371,189
NET ASSETS:
   Beginning of year.........................         924,910          438,631       5,731,316        12,401,428              --
                                              ---------------  --------------- ---------------   --------------- ---------------
   End of year............................... $     2,480,585  $       924,910 $     3,130,746   $     5,731,316 $     7,371,189
                                              ===============  =============== ===============   =============== ===============


                                                 MIST LEGG MASON CLEARBRIDGE
                                                      AGGRESSIVE GROWTH
                                                         SUB-ACCOUNT
                                              --------------------------------
                                                   2012              2011
                                              ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............. $   (1,202,964)  $   (1,161,537)
   Net realized gains (losses)...............       1,540,752        1,122,913
   Change in unrealized gains (losses) on
     investments.............................      11,875,814        (746,623)
                                              ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from operations.............      12,213,602        (785,247)
                                              ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners..................................       1,228,421          866,764
   Net transfers (including fixed account)...     (2,877,118)       17,074,217
   Contract charges..........................       (329,696)        (302,220)
   Transfers for contract benefits and
     terminations............................     (5,771,530)      (7,660,669)
                                              ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions..     (7,749,923)        9,978,092
                                              ---------------  ---------------
     Net increase (decrease) in net assets...       4,463,679        9,192,845
NET ASSETS:
   Beginning of year.........................      74,857,416       65,664,571
                                              ---------------  ---------------
   End of year............................... $    79,321,095  $    74,857,416
                                              ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                MIST LOOMIS SAYLES GLOBAL MARKETS  MIST LORD ABBETT BOND DEBENTURE MIST LORD ABBETT MID CAP VALUE
                                           SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                --------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012            2011
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $        96,072  $       120,174  $    15,273,390  $    12,899,459 $   (1,443,228)  $   (1,351,736)
   Net realized gains (losses).         227,782          522,071        2,704,536        3,026,355     (3,430,104)      (4,272,147)
   Change in unrealized
     gains (losses) on
     investments...............       1,534,216        (980,259)       10,042,241      (7,327,993)      28,776,620      (3,532,119)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       1,858,070        (338,014)       28,020,167        8,597,821      23,903,288      (9,156,002)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         596,981          566,727        2,984,634        4,573,535       1,644,994        4,962,818
   Net transfers (including
     fixed account)............       1,724,999      (2,835,897)      (1,682,646)     (10,453,712)     (5,874,126)      (7,489,126)
   Contract charges............       (106,750)        (102,755)        (909,336)        (869,781)       (760,540)        (723,913)
   Transfers for contract
     benefits and
     terminations..............     (1,118,519)        (500,078)     (30,309,729)     (29,193,138)    (19,360,998)     (21,427,437)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............       1,096,711      (2,872,003)     (29,917,077)     (35,943,096)    (24,350,670)     (24,677,658)
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       2,954,781      (3,210,017)      (1,896,910)     (27,345,275)       (447,382)     (33,833,660)
NET ASSETS:
   Beginning of year...........      12,022,681       15,232,698      254,363,555      281,708,830     188,118,964      221,952,624
                                ---------------  ---------------  ---------------  --------------- ---------------  ---------------
   End of year................. $    14,977,462  $    12,022,681  $   252,466,645  $   254,363,555 $   187,671,582  $   188,118,964
                                ===============  ===============  ===============  =============== ===============  ===============

                                        MIST MET/EATON            MIST MET/FRANKLIN LOW DURATION
                                      VANCE FLOATING RATE                  TOTAL RETURN            MIST MET/FRANKLIN MUTUAL SHARES
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                -------------------------------- -------------------------------- --------------------------------
                                     2012             2011             2012           2011 (c)          2012             2011
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $        41,559  $        12,755 $       109,845  $      (55,363) $     (480,807)  $     1,922,864
   Net realized gains (losses).          18,015            2,943          10,947          (1,428)      20,456,445        6,221,592
   Change in unrealized
     gains (losses) on
     investments...............          91,864         (11,391)         319,835         (82,462)     (5,696,587)      (9,892,606)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........         151,438            4,307         440,627        (139,253)      14,279,051      (1,748,150)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         130,180           34,896       1,348,069        2,985,129       4,040,424       12,670,853
   Net transfers (including
     fixed account)............       1,206,557        1,797,459       6,508,992        8,263,968     (2,138,300)        9,335,351
   Contract charges............        (16,819)         (13,101)        (93,849)         (16,685)       (936,832)        (738,089)
   Transfers for contract
     benefits and
     terminations..............       (229,212)        (451,764)     (1,183,481)        (267,657)     (7,320,861)      (4,415,328)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............       1,090,706        1,367,490       6,579,731       10,964,755     (6,355,569)       16,852,787
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       1,242,144        1,371,797       7,020,358       10,825,502       7,923,482       15,104,637
NET ASSETS:
   Beginning of year...........       2,191,750          819,953      10,825,502               --     112,391,750       97,287,113
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year................. $     3,433,894  $     2,191,750 $    17,845,860  $    10,825,502 $   120,315,232  $   112,391,750
                                ===============  =============== ===============  =============== ===============  ===============

                                   MIST MET/FRANKLIN TEMPLETON
                                        FOUNDING STRATEGY
                                           SUB-ACCOUNT
                                --------------------------------
                                      2012             2011
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $     4,833,958  $     1,005,147
   Net realized gains (losses).       6,636,056        2,954,734
   Change in unrealized
     gains (losses) on
     investments...............      11,523,784      (8,703,561)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........      22,993,798      (4,743,680)
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................       3,246,712        7,083,271
   Net transfers (including
     fixed account)............     (3,365,103)        1,354,429
   Contract charges............     (1,629,543)      (1,462,039)
   Transfers for contract
     benefits and
     terminations..............    (10,813,639)      (8,636,538)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............    (12,561,573)      (1,660,877)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets...........      10,432,225      (6,404,557)
NET ASSETS:
   Beginning of year...........     159,648,015      166,052,572
                                ---------------  ---------------
   End of year................. $   170,080,240  $   159,648,015
                                ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                             MIST
                                                                         MET/TEMPLETON
                                  MIST MET/TEMPLETON GROWTH           INTERNATIONAL BOND         MIST METLIFE AGGRESSIVE STRATEGY
                                         SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                              -------------------------------- --------------------------------- ---------------------------------
                                   2012              2011            2012             2011             2012             2011
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................. $       156,595  $      (14,620) $        435,950  $       164,770 $   (1,581,284)  $      (785,581)
   Net realized gains
     (losses)................         964,906          139,677         (32,325)          (7,634)       3,159,809         2,972,648
   Change in unrealized
     gains (losses) on
     investments.............       3,350,956      (3,241,046)          222,776        (284,456)      22,746,050      (15,103,733)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.......       4,472,457      (3,115,989)          626,401        (127,320)      24,324,575      (12,916,666)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners..................         285,277        1,476,073          300,199          966,370       2,796,041         4,977,927
   Net transfers (including
     fixed account)..........       (921,794)       12,964,561          634,152        1,585,979     (5,159,970)      (11,328,811)
   Contract charges..........       (122,737)         (99,034)         (53,636)         (28,607)       (942,347)         (915,522)
   Transfers for contract
     benefits and
     terminations............     (2,206,103)      (1,489,209)        (302,162)        (189,319)    (10,960,729)       (9,636,138)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions..........     (2,965,357)       12,852,391          578,553        2,334,423    (14,267,005)      (16,902,544)
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.........       1,507,100        9,736,402        1,204,954        2,207,103      10,057,570      (29,819,210)
NET ASSETS:
   Beginning of year.........      22,462,217       12,725,815        4,276,366        2,069,263     168,280,842       198,100,052
                              ---------------  --------------- ----------------  --------------- ---------------  ----------------
   End of year............... $    23,969,317  $    22,462,217 $      5,481,320  $     4,276,366 $   178,338,412  $    168,280,842
                              ===============  =============== ================  =============== ===============  ================


                               MIST METLIFE
                               BALANCED PLUS   MIST METLIFE BALANCED STRATEGY    MIST METLIFE DEFENSIVE STRATEGY
                                SUB-ACCOUNT              SUB-ACCOUNT                       SUB-ACCOUNT
                              --------------- --------------------------------- ---------------------------------
                                 2012 (a)           2012             2011             2012             2011
                              --------------- ---------------   --------------- ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................. $     (353,181) $    22,790,522   $     7,138,960 $     5,829,099  $      2,910,513
   Net realized gains
     (losses)................           5,272      16,081,422         2,534,556       7,820,790         5,227,993
   Change in unrealized
     gains (losses) on
     investments.............       4,726,943     260,074,614      (86,225,082)      24,333,717       (6,722,045)
                              --------------- ---------------   --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.......       4,379,034     298,946,558      (76,551,566)      37,983,606         1,416,461
                              --------------- ---------------   --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners..................      43,096,183      44,706,794       206,467,766       6,663,243        14,663,114
   Net transfers (including
     fixed account)..........      33,930,300     (5,375,897)       143,460,229      30,989,631        33,894,594
   Contract charges..........        (23,838)    (20,686,267)      (17,052,545)     (3,092,724)       (2,558,879)
   Transfers for contract
     benefits and
     terminations............       (595,720)   (154,893,706)     (142,955,674)    (31,451,949)      (25,254,156)
                              --------------- ---------------   --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions..........      76,406,925   (136,249,076)       189,919,776       3,108,201        20,744,673
                              --------------- ---------------   --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.........      80,785,959     162,697,482       113,368,210      41,091,807        22,161,134
NET ASSETS:
   Beginning of year.........              --   2,431,515,757     2,318,147,547     405,417,433       383,256,299
                              --------------- ---------------   --------------- ---------------  ----------------
   End of year............... $    80,785,959 $ 2,594,213,239   $ 2,431,515,757 $   446,509,240  $    405,417,433
                              =============== ===============   =============== ===============  ================



                                MIST METLIFE GROWTH STRATEGY
                                         SUB-ACCOUNT
                              --------------------------------
                                   2012              2011
                              ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................. $     2,513,937  $       945,935
   Net realized gains
     (losses)................       6,505,215        1,502,121
   Change in unrealized
     gains (losses) on
     investments.............     185,569,456     (82,847,615)
                              ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.......     194,588,608     (80,399,559)
                              ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners..................      23,813,879       22,098,420
   Net transfers (including
     fixed account)..........    (34,652,491)     (36,883,018)
   Contract charges..........    (11,705,358)     (11,491,699)
   Transfers for contract
     benefits and
     terminations............    (90,083,377)     (88,536,236)
                              ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions..........   (112,627,347)    (114,812,533)
                              ---------------  ---------------
     Net increase (decrease)
       in net assets.........      81,961,261    (195,212,092)
NET ASSETS:
   Beginning of year.........   1,424,650,304    1,619,862,396
                              ---------------  ---------------
   End of year............... $ 1,506,611,565  $ 1,424,650,304
                              ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                 MIST METLIFE MODERATE STRATEGY  MIST MFS EMERGING MARKETS EQUITY MIST MFS RESEARCH INTERNATIONAL
                                           SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                -------------------------------- -------------------------------- --------------------------------
                                      2012             2011            2012             2011            2012            2011
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $    12,647,551  $     4,249,339 $     (337,480)  $        31,586 $       790,340  $       816,414
   Net realized gains (losses).       5,340,765        1,948,603       (130,060)        1,043,498     (2,687,296)      (1,702,270)
   Change in unrealized
     gains (losses) on
     investments...............      79,305,253     (20,000,610)       9,550,566     (13,599,933)      20,272,940     (15,529,203)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........      97,293,569     (13,802,668)       9,083,026     (12,524,849)      18,375,984     (16,415,059)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................      16,957,341       60,063,643       2,099,985        2,815,191       2,386,360        4,534,435
   Net transfers (including
     fixed account)............      16,690,381       72,873,918     (3,709,473)      (4,774,773)       1,223,991        3,338,928
   Contract charges............     (7,371,611)      (6,142,026)       (330,822)        (309,802)       (500,554)        (479,704)
   Transfers for contract
     benefits and
     terminations..............    (57,809,808)     (56,409,300)     (3,637,472)      (4,440,420)    (11,935,573)     (13,182,963)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............    (31,533,697)       70,386,235     (5,577,782)      (6,709,804)     (8,825,776)      (5,789,304)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........      65,759,872       56,583,567       3,505,244     (19,234,653)       9,550,208     (22,204,363)
NET ASSETS:
   Beginning of year...........     896,942,380      840,358,813      52,679,213       71,913,866     123,865,118      146,069,481
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year................. $   962,702,252  $   896,942,380 $    56,184,457  $    52,679,213 $   133,415,326  $   123,865,118
                                ===============  =============== ===============  =============== ===============  ===============

                                                                       MIST MORGAN STANLEY              MIST PIMCO INFLATION
                                       MIST MLA MID CAP                  MID CAP GROWTH                    PROTECTED BOND
                                          SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                -------------------------------- -------------------------------- --------------------------------
                                     2012             2011             2012             2011            2012             2011
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $     (409,389)  $     (297,807) $     (713,376)  $     (346,021) $     1,965,246  $       201,481
   Net realized gains (losses).       (604,650)        (846,650)       1,287,533        3,959,318       7,752,703        5,633,754
   Change in unrealized
     gains (losses) on
     investments...............       2,809,104      (2,002,926)       4,432,788      (8,715,853)       (941,777)        4,000,963
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       1,795,065      (3,147,383)       5,006,945      (5,102,556)       8,776,172        9,836,198
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         514,259        1,507,852       1,354,185        4,109,362       2,134,134        7,580,020
   Net transfers (including
     fixed account)............     (1,401,990)          170,075       1,103,141          289,062       6,386,261        8,427,316
   Contract charges............       (189,716)        (178,126)       (270,124)        (225,960)       (904,257)        (692,387)
   Transfers for contract
     benefits and
     terminations..............     (3,970,653)      (3,990,191)     (5,425,025)      (6,457,178)     (8,546,083)      (8,709,504)
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............     (5,048,100)      (2,490,390)     (3,237,823)      (2,284,714)       (929,945)        6,605,445
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........     (3,253,035)      (5,637,773)       1,769,122      (7,387,270)       7,846,227       16,441,643
NET ASSETS:
   Beginning of year...........      44,861,730       50,499,503      61,573,810       68,961,080     113,654,208       97,212,565
                                ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year................. $    41,608,695  $    44,861,730 $    63,342,932  $    61,573,810 $   121,500,435  $   113,654,208
                                ===============  =============== ===============  =============== ===============  ===============


                                     MIST PIMCO TOTAL RETURN
                                           SUB-ACCOUNT
                                --------------------------------
                                      2012             2011
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).................... $    11,134,503  $     7,824,763
   Net realized gains (losses).       3,797,626       19,041,691
   Change in unrealized
     gains (losses) on
     investments...............      28,935,806     (16,779,763)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........      43,867,935       10,086,691
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................      10,488,717       30,393,401
   Net transfers (including
     fixed account)............      10,723,781       50,814,763
   Contract charges............     (3,656,551)      (3,024,470)
   Transfers for contract
     benefits and
     terminations..............    (46,975,148)     (42,664,316)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............    (29,419,201)       35,519,378
                                ---------------  ---------------
     Net increase (decrease)
       in net assets...........      14,448,734       45,606,069
NET ASSETS:
   Beginning of year...........     558,129,340      512,523,271
                                ---------------  ---------------
   End of year................. $   572,578,074  $   558,129,340
                                ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                                  MIST PYRAMIS
                                                                                                                   GOVERNMENT
                                                     MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME        INCOME
                                                        SUB-ACCOUNT                      SUB-ACCOUNT               SUB-ACCOUNT
                                             --------------------------------- -------------------------------- ---------------
                                                   2012             2011            2012             2011           2012 (a)
                                             ----------------  --------------- ---------------  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $        285,570  $         8,113 $       477,410  $       361,175 $      (29,598)
   Net realized gains (losses)..............        3,313,049        3,300,675         214,255          237,358          12,429
   Change in unrealized gains (losses) on
     investments............................        4,351,864      (8,687,609)         602,375        (349,362)          62,083
                                             ----------------  --------------- ---------------  --------------- ---------------
     Net increase (decrease) in net assets
       resulting from operations............        7,950,483      (5,378,821)       1,294,040          249,171          44,914
                                             ----------------  --------------- ---------------  --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners.................................        1,692,777        2,800,393         350,163          705,052       2,575,545
   Net transfers (including fixed account)..        (384,593)          907,609       1,241,236        2,555,715       3,510,587
   Contract charges.........................        (277,636)        (248,554)        (77,930)         (52,170)         (9,698)
   Transfers for contract benefits and
     terminations...........................      (9,924,163)      (9,757,613)       (919,166)        (578,439)       (124,351)
                                             ----------------  --------------- ---------------  --------------- ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions.      (8,893,615)      (6,298,165)         594,303        2,630,158       5,952,083
                                             ----------------  --------------- ---------------  --------------- ---------------
     Net increase (decrease) in net assets..        (943,132)     (11,676,986)       1,888,343        2,879,329       5,996,997
NET ASSETS:
   Beginning of year........................       88,342,563      100,019,549      12,748,172        9,868,843              --
                                             ----------------  --------------- ---------------  --------------- ---------------
   End of year.............................. $     87,399,431  $    88,342,563 $    14,636,515  $    12,748,172 $     5,996,997
                                             ================  =============== ===============  =============== ===============


                                                                                 MIST SCHRODERS
                                                    MIST RCM TECHNOLOGY        GLOBAL MULTI-ASSET  MIST SSGA GROWTH AND INCOME ETF
                                                        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                             --------------------------------- ------------------ --------------------------------
                                                   2012             2011            2012 (b)            2012             2011
                                             ---------------  ---------------- ------------------ ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $     (263,121)  $      (280,451)   $        18,656  $     1,828,114  $       591,525
   Net realized gains (losses)..............       1,772,089           271,230            88,493        4,527,194        2,818,227
   Change in unrealized gains (losses) on
     investments............................       (846,270)       (2,402,373)            89,118       10,765,948      (3,865,493)
                                             ---------------  ---------------- ------------------ ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from operations............         662,698       (2,411,594)           196,267       17,121,256        (455,741)
                                             ---------------  ---------------- ------------------ ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners.................................         126,323            66,402         1,120,729        2,625,247       14,724,211
   Net transfers (including fixed account)..       4,682,915           734,317         4,111,316        2,684,874       18,001,121
   Contract charges.........................        (62,010)          (70,559)           (7,678)      (1,397,696)      (1,036,669)
   Transfers for contract benefits and
     terminations...........................     (1,111,533)       (1,354,728)          (23,415)      (8,380,933)      (6,163,017)
                                             ---------------  ---------------- ------------------ ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions.       3,635,695         (624,568)         5,200,952      (4,468,508)       25,525,646
                                             ---------------  ---------------- ------------------ ---------------  ---------------
     Net increase (decrease) in net assets..       4,298,393       (3,036,162)         5,397,219       12,652,748       25,069,905
NET ASSETS:
   Beginning of year........................      10,635,784        13,671,946                --      149,799,689      124,729,784
                                             ---------------  ---------------- ------------------ ---------------  ---------------
   End of year.............................. $    14,934,177  $     10,635,784   $     5,397,219  $   162,452,437  $   149,799,689
                                             ===============  ================ ================== ===============  ===============



                                                   MIST SSGA GROWTH ETF
                                                        SUB-ACCOUNT
                                             --------------------------------
                                                   2012             2011
                                             ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $       244,713  $        55,974
   Net realized gains (losses)..............       2,361,003          481,980
   Change in unrealized gains (losses) on
     investments............................       3,567,085      (2,276,164)
                                             ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from operations............       6,172,801      (1,738,210)
                                             ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners.................................         802,811        1,002,534
   Net transfers (including fixed account)..     (1,113,469)        5,063,989
   Contract charges.........................       (371,048)        (319,941)
   Transfers for contract benefits and
     terminations...........................     (2,552,535)      (2,593,771)
                                             ---------------  ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions.     (3,234,241)        3,152,811
                                             ---------------  ---------------
     Net increase (decrease) in net assets..       2,938,560        1,414,601
NET ASSETS:
   Beginning of year........................      47,811,625       46,397,024
                                             ---------------  ---------------
   End of year.............................. $    50,750,185  $    47,811,625
                                             ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                 MIST T. ROWE PRICE LARGE CAP VALUE MIST T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                 ---------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $     1,290,750  $    (3,820,138) $    (1,144,767)  $   (1,267,671)
   Net realized gains (losses)..      (3,386,810)      (10,178,952)       11,180,188        6,226,330
   Change in unrealized
     gains (losses) on
     investments................       94,239,552      (19,581,275)      (2,159,865)      (7,042,183)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       92,143,492      (33,580,365)        7,875,556      (2,083,524)
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................        3,912,558         7,380,842          750,730          718,468
   Net transfers (including
     fixed account).............     (23,208,734)      (16,017,947)      (1,974,200)      (7,898,515)
   Contract charges.............      (1,777,893)       (1,743,383)        (366,894)        (393,009)
   Transfers for contract
     benefits and
     terminations...............     (74,998,823)      (67,483,258)      (5,551,785)      (7,416,227)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (96,072,892)      (77,863,746)      (7,142,149)     (14,989,283)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............      (3,929,400)     (111,444,111)          733,407     (17,072,807)
NET ASSETS:
   Beginning of year............      590,684,856       702,128,967       69,666,727       86,739,534
                                  ---------------  ---------------- ----------------  ---------------
   End of year..................  $   586,755,456  $    590,684,856 $     70,400,134  $    69,666,727
                                  ===============  ================ ================  ===============


                                 MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $     (855,471)  $     (312,414)  $      (165,283)  $     (191,018)
   Net realized gains (losses)..         496,588          560,999         1,682,862          422,475
   Change in unrealized
     gains (losses) on
     investments................       7,874,722      (6,154,154)       (1,070,623)      (1,186,084)
                                 ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       7,515,839      (5,905,569)           446,956        (954,627)
                                 ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         493,887          479,512           230,789          129,977
   Net transfers (including
     fixed account).............     (4,184,045)      (6,223,582)         (455,057)        (558,430)
   Contract charges.............       (264,770)        (283,266)          (58,048)         (63,762)
   Transfers for contract
     benefits and
     terminations...............     (4,044,449)      (4,757,773)         (718,276)        (855,380)
                                 ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (7,999,377)     (10,785,109)       (1,000,592)      (1,347,595)
                                 ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............       (483,538)     (16,690,678)         (553,636)      (2,302,222)
NET ASSETS:
   Beginning of year............      50,131,398       66,822,076         9,703,933       12,006,155
                                 ---------------  ---------------  ----------------  ---------------
   End of year.................. $    49,647,860  $    50,131,398  $      9,150,297  $     9,703,933
                                 ===============  ===============  ================  ===============

                                                                          MSF BAILLIE GIFFORD
                                     MIST VAN KAMPEN COMSTOCK             INTERNATIONAL STOCK
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       261,786  $         67,025 $      (18,188)  $          8,039
   Net realized gains (losses)..         709,907         (199,664)       (193,429)         (178,940)
   Change in unrealized
     gains (losses) on
     investments................      15,390,328       (2,369,229)       1,070,581       (1,147,230)
                                 ---------------  ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      16,362,021       (2,501,868)         858,964       (1,318,131)
                                 ---------------  ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................       2,126,162         5,780,208         121,176            13,379
   Net transfers (including
     fixed account).............     (2,713,020)         1,739,008         126,458            89,169
   Contract charges.............       (547,185)         (460,904)        (26,761)          (27,073)
   Transfers for contract
     benefits and
     terminations...............     (8,850,457)       (7,814,318)       (506,578)         (460,412)
                                 ---------------  ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (9,984,500)         (756,006)       (285,705)         (384,937)
                                 ---------------  ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............       6,377,521       (3,257,874)         573,259       (1,703,068)
NET ASSETS:
   Beginning of year............      98,062,309       101,320,183       4,882,027         6,585,095
                                 ---------------  ---------------- ---------------  ----------------
   End of year.................. $   104,439,830  $     98,062,309 $     5,455,286  $      4,882,027
                                 ===============  ================ ===============  ================

                                  MSF BARCLAYS CAPITAL AGGREGATE
                                            BOND INDEX
                                            SUB-ACCOUNT
                                 --------------------------------
                                      2012              2011
                                 ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $        53,266  $        27,533
   Net realized gains (losses)..          27,821           10,441
   Change in unrealized
     gains (losses) on
     investments................        (27,939)           65,450
                                 ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          53,148          103,424
                                 ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          35,055           27,105
   Net transfers (including
     fixed account).............         557,325          753,471
   Contract charges.............        (21,560)         (16,215)
   Transfers for contract
     benefits and
     terminations...............       (267,380)         (90,188)
                                 ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         303,440          674,173
                                 ---------------  ---------------
     Net increase (decrease)
       in net assets............         356,588          777,597
NET ASSETS:
   Beginning of year............       2,752,709        1,975,112
                                 ---------------  ---------------
   End of year.................. $     3,109,297  $     2,752,709
                                 ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                  MSF BLACKROCK LEGACY LARGE CAP
                                    MSF BLACKROCK BOND INCOME                 GROWTH                 MSF BLACKROCK MONEY MARKET
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012              2011           2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $     1,419,698  $     2,332,346 $      (97,388)  $     (119,620) $   (1,856,207)  $   (2,017,316)
   Net realized gains (losses).        1,106,954          235,339         545,833          569,218              --               --
   Change in unrealized
     gains (losses) on
     investments...............        3,092,410        1,909,204         799,215      (1,586,810)              --               --
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        5,619,062        4,476,889       1,247,660      (1,137,212)     (1,856,207)      (2,017,316)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        1,734,613        8,705,157          73,029          651,747       3,654,589        3,618,153
   Net transfers (including
     fixed account)............        3,906,717        4,300,825       (176,586)          895,577      17,450,205       49,526,693
   Contract charges............        (621,210)        (487,026)        (39,940)         (32,680)       (806,111)        (777,279)
   Transfers for contract
     benefits and
     terminations..............      (6,412,697)      (5,815,061)     (1,170,276)      (1,244,995)    (30,799,885)     (46,278,556)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (1,392,577)        6,703,895     (1,313,773)          269,649    (10,501,202)        6,089,011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        4,226,485       11,180,784        (66,113)        (867,563)    (12,357,409)        4,071,695
NET ASSETS:
   Beginning of year...........       89,516,238       78,335,454       9,935,283       10,802,846     130,635,278      126,563,583
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................  $    93,742,723  $    89,516,238 $     9,869,170  $     9,935,283 $   118,277,869  $   130,635,278
                                 ===============  =============== ===============  =============== ===============  ===============

                                                                                                           MSF LOOMIS SAYLES
                                      MSF DAVIS VENTURE VALUE            MSF JENNISON GROWTH               SMALL CAP GROWTH
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- --------------------------------- --------------------------------
                                      2012              2011            2012             2011            2012              2011
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $   (1,458,231)  $     (858,644) $   (1,589,655)   $     (846,025) $     (179,159)  $     (191,732)
   Net realized gains (losses).        4,298,493        3,568,194       9,568,751         1,242,184         413,344          284,182
   Change in unrealized
     gains (losses) on
     investments...............       19,049,553     (14,769,014)     (4,717,658)         (926,737)       1,192,614          240,802
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       21,889,815     (12,059,464)       3,261,438         (530,578)       1,426,799          333,252
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................        2,818,762        4,778,474       1,069,139           527,392         191,788          383,667
   Net transfers (including
     fixed account)............     (10,235,576)      (8,829,576)      80,129,126       (1,933,052)       (641,462)        (767,308)
   Contract charges............      (1,071,536)      (1,048,236)       (456,567)         (257,169)        (73,644)         (72,544)
   Transfers for contract
     benefits and
     terminations..............     (17,016,990)     (18,728,811)     (9,943,731)       (4,894,909)     (1,355,240)      (1,209,445)
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............     (25,505,340)     (23,828,149)      70,797,967       (6,557,738)     (1,878,558)      (1,665,630)
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........      (3,615,525)     (35,887,613)      74,059,405       (7,088,316)       (451,759)      (1,332,378)
NET ASSETS:
   Beginning of year...........      203,251,430      239,139,043      49,789,424        56,877,740      15,165,191       16,497,569
                                 ---------------  --------------- ---------------   --------------- ---------------  ---------------
   End of year.................  $   199,635,905  $   203,251,430 $   123,848,829   $    49,789,424 $    14,713,432  $    15,165,191
                                 ===============  =============== ===============   =============== ===============  ===============


                                   MSF MET/ARTISAN MID CAP VALUE
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $     (359,349)  $      (387,168)
   Net realized gains (losses).        (979,440)       (1,580,904)
   Change in unrealized
     gains (losses) on
     investments...............        4,893,443         3,912,878
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        3,554,654         1,944,806
                                 ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          487,859           308,546
   Net transfers (including
     fixed account)............      (2,114,646)       (2,196,919)
   Contract charges............        (179,273)         (185,668)
   Transfers for contract
     benefits and
     terminations..............      (3,137,408)       (3,153,953)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (4,943,468)       (5,227,994)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets...........      (1,388,814)       (3,283,188)
NET ASSETS:
   Beginning of year...........       38,493,096        41,776,284
                                 ---------------  ----------------
   End of year.................  $    37,104,282  $     38,493,096
                                 ===============  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                 MSF MET/DIMENSIONAL INTERNATIONAL
                                           SMALL COMPANY            MSF METLIFE MID CAP STOCK INDEX
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $        23,292  $        22,452  $      (26,487)  $      (17,020)
   Net realized gains (losses)..         118,880          207,609          130,374           82,393
   Change in unrealized
     gains (losses) on
     investments................         204,239        (662,509)          225,319        (112,251)
                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         346,411        (432,448)          329,206         (46,878)
                                 ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          20,134          213,611           19,530           18,026
   Net transfers (including
     fixed account).............        (59,059)          505,703          582,053        1,156,050
   Contract charges.............        (18,876)         (13,315)         (12,943)          (8,216)
   Transfers for contract
     benefits and
     terminations...............       (434,538)        (128,648)         (54,726)         (68,482)
                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (492,339)          577,351          533,914        1,097,378
                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets............       (145,928)          144,903          863,120        1,050,500
NET ASSETS:
   Beginning of year............       2,355,244        2,210,341        2,022,706          972,206
                                 ---------------  ---------------  ---------------  ---------------
   End of year.................. $     2,209,316  $     2,355,244  $     2,885,826  $     2,022,706
                                 ===============  ===============  ===============  ===============


                                      MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012             2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       (32,241) $       (46,257) $     1,714,984  $     1,568,383
   Net realized gains (losses)..          761,246          111,850         174,777        (250,331)
   Change in unrealized
     gains (losses) on
     investments................        3,615,821          246,815       7,903,462        (101,683)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        4,344,826          312,408       9,793,223        1,216,369
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          186,757          410,067       1,391,460        4,399,473
   Net transfers (including
     fixed account).............          373,457        1,189,114       1,915,955        1,293,742
   Contract charges.............        (168,569)        (163,338)       (472,070)        (392,059)
   Transfers for contract
     benefits and
     terminations...............      (2,666,568)      (2,333,513)     (9,112,431)      (9,369,061)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (2,274,923)        (897,670)     (6,277,086)      (4,067,905)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............        2,069,903        (585,262)       3,516,137      (2,851,536)
NET ASSETS:
   Beginning of year............       33,187,748       33,773,010      97,826,866      100,678,402
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $     35,257,651 $     33,187,748 $   101,343,003  $    97,826,866
                                 ================ ================ ===============  ===============


                                           MSF MFS VALUE                  MSF MSCI EAFE INDEX        MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------- -------------------------------- --------------------------------
                                       2012             2011             2012             2011           2012             2011
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       372,143   $       112,683 $         7,648  $         6,814 $      (22,006)  $      (16,234)
   Net realized gains (losses)..       1,159,373           161,506        (19,773)           13,619        (23,788)        (106,745)
   Change in unrealized
     gains (losses) on
     investments................       5,122,210         (368,960)         167,802        (140,700)         171,151          200,360
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       6,653,726          (94,771)         155,677        (120,267)         125,357           77,381
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................       3,487,235         6,652,509           9,500            7,123           2,160           10,409
   Net transfers (including
     fixed account).............       3,319,686         7,941,574         577,472          217,651        (75,382)        (129,075)
   Contract charges.............       (321,302)         (195,469)         (6,544)          (2,927)         (7,129)          (8,049)
   Transfers for contract
     benefits and
     terminations...............     (3,118,199)       (1,503,895)        (40,247)          (9,207)       (106,888)        (239,289)
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       3,367,420        12,894,719         540,181          212,640       (187,239)        (366,004)
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      10,021,146        12,799,948         695,858           92,373        (61,882)        (288,623)
NET ASSETS:
   Beginning of year............      41,535,628        28,735,680         732,359          639,986       1,630,216        1,918,839
                                 ---------------   --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $    51,556,774   $    41,535,628 $     1,428,217  $       732,359 $     1,568,334  $     1,630,216
                                 ===============   =============== ===============  =============== ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                  MSF OPPENHEIMER GLOBAL EQUITY       MSF RUSSELL 2000 INDEX
                                           SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- --------------------------------
                                      2012              2011           2012             2011
                                 ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        88,010  $       172,868 $      (15,300)  $      (10,719)
   Net realized gains (losses).           89,189           55,792          36,714          (5,116)
   Change in unrealized
     gains (losses) on
     investments...............        3,738,283      (2,364,704)         185,178        (105,336)
                                 ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........        3,915,482      (2,136,044)         206,592        (121,171)
                                 ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          194,366        1,602,884          32,681           22,011
   Net transfers (including
     fixed account)............        (863,112)          711,246         570,158          766,913
   Contract charges............        (117,408)         (97,813)        (11,898)          (7,011)
   Transfers for contract
     benefits and
     terminations..............      (1,778,927)      (1,815,729)        (93,196)         (65,064)
                                 ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............      (2,565,081)          400,588         497,745          716,849
                                 ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........        1,350,401      (1,735,456)         704,337          595,678
NET ASSETS:
   Beginning of year...........       20,591,996       22,327,452       1,492,191          896,513
                                 ---------------  --------------- ---------------  ---------------
   End of year.................  $    21,942,397  $    20,591,996 $     2,196,528  $     1,492,191
                                 ===============  =============== ===============  ===============


                                 MSF T. ROWE PRICE LARGE CAP GROWTH MSF T. ROWE PRICE SMALL CAP GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                 ---------------------------------- ----------------------------------
                                        2012             2011              2012             2011
                                   ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................    $     (664,094)  $     (691,156)  $     (150,221)  $     (157,844)
   Net realized gains (losses).          1,606,828          804,429        1,505,375          460,364
   Change in unrealized
     gains (losses) on
     investments...............          6,295,800      (1,345,753)           55,646        (269,859)
                                   ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........          7,238,534      (1,232,480)        1,410,800           32,661
                                   ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            407,882          400,969           48,769          111,795
   Net transfers (including
     fixed account)............        (2,086,618)      (1,947,980)        (660,311)         (98,414)
   Contract charges............          (173,697)        (175,499)         (29,256)         (30,211)
   Transfers for contract
     benefits and
     terminations..............        (4,114,874)      (5,087,083)        (716,932)        (972,634)
                                   ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............        (5,967,307)      (6,809,593)      (1,357,730)        (989,464)
                                   ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...........          1,271,227      (8,042,073)           53,070        (956,803)
NET ASSETS:
   Beginning of year...........         43,429,966       51,472,039       10,132,259       11,089,062
                                   ---------------  ---------------  ---------------  ---------------
   End of year.................    $    44,701,193  $    43,429,966  $    10,185,329  $    10,132,259
                                   ===============  ===============  ===============  ===============

                                    MSF VAN ECK GLOBAL NATURAL       MSF WESTERN ASSET MANAGEMENT
                                             RESOURCES               STRATEGIC BOND OPPORTUNITIES
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011             2012             2011
                                 ----------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (52,281)  $       (4,229) $       250,958  $       185,446
   Net realized gains (losses).           203,180          262,352         396,091           86,621
   Change in unrealized
     gains (losses) on
     investments...............          (45,763)      (1,040,677)         534,419           14,258
                                 ----------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           105,136        (782,554)       1,181,468          286,325
                                 ----------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            95,463        1,228,536         101,701           22,370
   Net transfers (including
     fixed account)............           554,057        1,965,591     (2,691,419)        7,157,656
   Contract charges............          (52,455)         (30,269)        (52,834)         (23,550)
   Transfers for contract
     benefits and
     terminations..............         (202,639)        (129,492)       (834,837)        (714,103)
                                 ----------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............           394,426        3,034,366     (3,477,389)        6,442,373
                                 ----------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........           499,562        2,251,812     (2,295,921)        6,728,698
NET ASSETS:
   Beginning of year...........         4,471,552        2,219,740      12,444,974        5,716,276
                                 ----------------  --------------- ---------------  ---------------
   End of year.................  $      4,971,114  $     4,471,552 $    10,149,053  $    12,444,974
                                 ================  =============== ===============  ===============

                                   MSF WESTERN ASSET MANAGEMENT
                                          U.S. GOVERNMENT
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         30,985  $      (52,791)
   Net realized gains (losses).            68,550          466,434
   Change in unrealized
     gains (losses) on
     investments...............            68,001         (10,110)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           167,536          403,533
                                 ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            79,379           43,505
   Net transfers (including
     fixed account)............           996,027        1,089,916
   Contract charges............         (102,832)         (97,029)
   Transfers for contract
     benefits and
     terminations..............       (2,453,513)        (947,907)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions............       (1,480,939)           88,485
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets...........       (1,313,403)          492,018
NET ASSETS:
   Beginning of year...........        13,347,083       12,855,065
                                 ----------------  ---------------
   End of year.................  $     12,033,680  $    13,347,083
                                 ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       PIMCO VIT HIGH YIELD             PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       345,610  $        601,996 $         45,846  $        21,328
   Net realized gains (losses)..          65,971            75,088           57,982           91,605
   Change in unrealized
     gains (losses) on
     investments................         536,049         (610,749)          392,441        (155,032)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         947,630            66,335          496,269         (42,099)
                                 ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          40,247            44,304           54,968           37,949
   Net transfers (including
     fixed account).............         510,889       (4,623,576)          440,490          224,693
   Contract charges.............        (35,486)          (43,347)         (53,763)         (49,304)
   Transfers for contract
     benefits and
     terminations...............       (705,981)         (943,544)      (1,079,502)      (1,364,822)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (190,331)       (5,566,163)        (637,807)      (1,151,484)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............         757,299       (5,499,828)        (141,538)      (1,193,583)
NET ASSETS:
   Beginning of year............       7,552,704        13,052,532       11,835,685       13,029,268
                                 ---------------  ---------------- ----------------  ---------------
   End of year.................. $     8,310,003  $      7,552,704 $     11,694,147  $    11,835,685
                                 ===============  ================ ================  ===============

                                      PUTNAM VT EQUITY INCOME        PUTNAM VT MULTI-CAP GROWTH
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012              2011            2012             2011
                                 ---------------  --------------- ---------------   ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       327,294  $       226,393 $      (22,794)   $      (25,717)
   Net realized gains (losses)..         353,694           44,176          87,536            57,801
   Change in unrealized
     gains (losses) on
     investments................       3,496,447           64,595         263,134         (190,144)
                                 ---------------  --------------- ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       4,177,435          335,164         327,876         (158,060)
                                 ---------------  --------------- ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           7,600           13,896          32,659            35,867
   Net transfers (including
     fixed account).............     (1,370,356)        (965,652)       (175,823)           120,989
   Contract charges.............        (68,687)         (71,237)         (3,046)           (2,675)
   Transfers for contract
     benefits and
     terminations...............     (3,154,969)      (2,951,728)       (181,106)         (294,127)
                                 ---------------  --------------- ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (4,586,412)      (3,974,721)       (327,316)         (139,946)
                                 ---------------  --------------- ---------------   ---------------
     Net increase (decrease)
       in net assets............       (408,977)      (3,639,557)             560         (298,006)
NET ASSETS:
   Beginning of year............      25,013,816       28,653,373       2,195,254         2,493,260
                                 ---------------  --------------- ---------------   ---------------
   End of year.................. $    24,604,839  $    25,013,816 $     2,195,814   $     2,195,254
                                 ===============  =============== ===============   ===============

                                     RUSSELL AGGRESSIVE EQUITY             RUSSELL CORE BOND
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------  ---------------- ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)..................... $       (6,381)  $       (19,914) $        88,576  $       190,648
   Net realized gains (losses)..        (13,412)          (48,301)         355,595          263,275
   Change in unrealized
     gains (losses) on
     investments................         271,218          (29,946)         208,898        (100,129)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         251,425          (98,161)         653,069          353,794
                                 ---------------  ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           6,905            12,061           1,330            6,629
   Net transfers (including
     fixed account).............       (299,718)          (90,527)       (342,751)        (181,909)
   Contract charges.............           (619)             (666)         (2,162)          (2,328)
   Transfers for contract
     benefits and
     terminations...............       (251,184)         (510,016)     (1,636,361)      (1,626,718)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (544,616)         (589,148)     (1,979,944)      (1,804,326)
                                 ---------------  ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       (293,191)         (687,309)     (1,326,875)      (1,450,532)
NET ASSETS:
   Beginning of year............       1,862,216         2,549,525      10,072,015       11,522,547
                                 ---------------  ---------------- ---------------  ---------------
   End of year.................. $     1,569,025  $      1,862,216 $     8,745,140  $    10,072,015
                                 ===============  ================ ===============  ===============

                                 RUSSELL GLOBAL REAL ESTATE SECURITIES
                                              SUB-ACCOUNT
                                 -------------------------------------
                                         2012              2011
                                   ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................   $         40,176  $        10,688
   Net realized gains (losses)..            (5,774)         (20,418)
   Change in unrealized
     gains (losses) on
     investments................            223,919         (85,058)
                                   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            258,321         (94,788)
                                   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................              1,330            6,317
   Net transfers (including
     fixed account).............           (10,186)         (46,730)
   Contract charges.............              (257)            (279)
   Transfers for contract
     benefits and
     terminations...............          (104,885)        (150,757)
                                   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          (113,998)        (191,449)
                                   ----------------  ---------------
     Net increase (decrease)
       in net assets............            144,323        (286,237)
NET ASSETS:
   Beginning of year............          1,042,972        1,329,209
                                   ----------------  ---------------
   End of year..................   $      1,187,295  $     1,042,972
                                   ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                RUSSELL MULTI-STYLE EQUITY             RUSSELL NON-U.S.
                                                                        SUB-ACCOUNT                       SUB-ACCOUNT
                                                             --------------------------------- ---------------------------------
                                                                   2012             2011            2012              2011
                                                             ---------------  ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................. $      (23,995)  $       (41,551) $        13,561  $         14,369
   Net realized gains (losses)..............................         130,720           (9,025)       (127,844)         (137,543)
   Change in unrealized gains (losses) on investments.......       1,088,782         (186,769)         747,428         (483,197)
                                                             ---------------  ---------------- ---------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations......................................       1,195,507         (237,345)         633,145         (606,371)
                                                             ---------------  ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract owners..........         143,609            41,257           2,705             8,007
   Net transfers (including fixed account)..................       (158,774)         (579,042)          62,875         (126,453)
   Contract charges.........................................         (3,190)           (3,388)         (1,239)           (1,412)
   Transfers for contract benefits and terminations.........     (1,640,873)       (1,823,601)       (601,671)         (821,054)
                                                             ---------------  ---------------- ---------------  ----------------
     Net increase (decrease) in net assets resulting
       from contract transactions...........................     (1,659,228)       (2,364,774)       (537,330)         (940,912)
                                                             ---------------  ---------------- ---------------  ----------------
     Net increase (decrease) in net assets..................       (463,721)       (2,602,119)          95,815       (1,547,283)
NET ASSETS:
   Beginning of year........................................       8,826,736        11,428,855       3,674,337         5,221,620
                                                             ---------------  ---------------- ---------------  ----------------
   End of year.............................................. $     8,363,015  $      8,826,736 $     3,770,152  $      3,674,337
                                                             ===============  ================ ===============  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable              Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                        Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")          PIMCO Variable Insurance Trust ("PIMCO VIT")
DWS Variable Series II ("DWS II")                           Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")       Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2012:

American Funds Global Growth Sub-Account                 MIST AQR Global Risk Balanced Sub-Account (b)
American Funds Global Small Capitalization               MIST BlackRock Global Tactical Strategies
   Sub-Account                                             Sub-Account (b)
American Funds Growth Sub-Account                        MIST BlackRock High Yield Sub-Account
DWS II Government & Agency Securities Sub-Account        MIST BlackRock Large Cap Core Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST Clarion Global Real Estate Sub-Account (a)
Fidelity VIP Growth Opportunities Sub-Account            MIST Dreman Small Cap Value Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account (a)      MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Harris Oakmark International Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST Invesco Balanced-Risk Allocation Sub-Account (b)
   Sub-Account (b)                                       MIST Invesco Small Cap Growth Sub-Account (a)
MIST American Funds Balanced Allocation                  MIST Janus Forty Sub-Account
   Sub-Account                                           MIST Jennison Large Cap Equity Sub-Account
MIST American Funds Bond Sub-Account                     MIST JPMorgan Global Active Allocation
MIST American Funds Growth Allocation Sub-Account          Sub-Account (b)
MIST American Funds Growth Sub-Account                   MIST Legg Mason ClearBridge Aggressive Growth
MIST American Funds International Sub-Account              Sub-Account (a)
MIST American Funds Moderate Allocation                  MIST Loomis Sayles Global Markets Sub-Account
   Sub-Account                                           MIST Lord Abbett Bond Debenture Sub-Account (a)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST Lord Abbett Mid Cap Value Sub-Account (a)             MSF BlackRock Bond Income Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF BlackRock Legacy Large Cap Growth
MIST Met/Franklin Low Duration Total Return                  Sub-Account
   Sub-Account                                             MSF BlackRock Money Market Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account                MSF Davis Venture Value Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy              MSF Jennison Growth Sub-Account (a)
   Sub-Account                                             MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Met/Templeton Growth Sub-Account (a)                  MSF Met/Artisan Mid Cap Value Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF Met/Dimensional International Small Company
MIST MetLife Aggressive Strategy Sub-Account                 Sub-Account
MIST MetLife Balanced Plus Sub-Account (b)                 MSF MetLife Mid Cap Stock Index Sub-Account
MIST MetLife Balanced Strategy Sub-Account                 MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Defensive Strategy Sub-Account                MSF MFS Total Return Sub-Account (a)
MIST MetLife Growth Strategy Sub-Account                   MSF MFS Value Sub-Account
MIST MetLife Moderate Strategy Sub-Account                 MSF MSCI EAFE Index Sub-Account
MIST MFS Emerging Markets Equity Sub-Account (a)           MSF Neuberger Berman Genesis Sub-Account
MIST MFS Research International Sub-Account (a)            MSF Oppenheimer Global Equity Sub-Account
MIST MLA Mid Cap Sub-Account (a)                           MSF Russell 2000 Index Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF Van Eck Global Natural Resources Sub-Account
MIST Pioneer Fund Sub-Account (a)                          MSF Western Asset Management Strategic Bond
MIST Pioneer Strategic Income Sub-Account (a)                Opportunities Sub-Account (a)
MIST Pyramis Government Income Sub-Account (b)             MSF Western Asset Management U.S. Government
MIST RCM Technology Sub-Account                              Sub-Account
MIST Schroders Global Multi-Asset Sub-Account (b)          PIMCO VIT High Yield Sub-Account
MIST SSgA Growth and Income ETF Sub-Account                PIMCO VIT Low Duration Sub-Account
MIST SSgA Growth ETF Sub-Account                           Putnam VT Equity Income Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Putnam VT Multi-Cap Growth Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account (a)          Russell Aggressive Equity Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          Russell Core Bond Sub-Account
MIST Turner Mid Cap Growth Sub-Account                     Russell Global Real Estate Securities Sub-Account
MIST Van Kampen Comstock Sub-Account                       Russell Multi-Style Equity Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Russell Non-U.S. Sub-Account
MSF Barclays Capital Aggregate Bond Index
   Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2012.

B. The following Sub-Account had no net assets as of December 31, 2012:

MIST MetLife Multi-Index Targeted Risk Sub-Account (a)


(a) This Sub-Account began operations during the year ended December 31, 2012.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Account ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                New Name

(MIST) Lazard Mid Cap Portfolio                            (MIST) MLA Mid Cap Portfolio
(MIST) Rainer Large Cap Equity Portfolio                   (MIST) Jennison Large Cap Equity Portfolio
(MSF) Artio International Stock Portfolio                  (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                  (MSF) MSCI EAFE Index Portfolio

MERGER:

Former Portfolio                                           New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio          (MSF) Jennison Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

   Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                               0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                           0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                             0.20% - 0.35%
     -------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                            0.25%
     -------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

   Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

   Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

   Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

   Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                               0.50% - 1.80%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                               0.25% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                                  0.50% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                     0.75%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                      0.60% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                      0.50% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                          AS OF DECEMBER 31, 2012
                                                                     --------------------------------

                                                                        SHARES            COST ($)
                                                                     -------------      -------------
     American Funds Global Growth Sub-Account......................      4,557,292         85,060,785
     American Funds Global Small Capitalization Sub-Account........      1,308,088         21,804,225
     American Funds Growth Sub-Account.............................      2,141,144         91,565,938
     DWS II Government & Agency Securities Sub-Account.............         54,613            666,544
     Fidelity VIP Equity-Income Sub-Account........................        258,692          5,390,916
     Fidelity VIP Growth Opportunities Sub-Account.................          5,014             90,320
     FTVIPT Templeton Foreign Securities Sub-Account...............      1,944,348         27,315,030
     Invesco V.I. International Growth Sub-Account.................        209,919          5,283,037
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account (a)............................................      2,044,215         20,736,997
     MIST American Funds Balanced Allocation Sub-Account...........     22,525,344        185,689,362
     MIST American Funds Bond Sub-Account..........................      1,588,019         15,205,495
     MIST American Funds Growth Allocation Sub-Account.............     22,532,088        176,446,452
     MIST American Funds Growth Sub-Account........................      2,528,185         18,849,341
     MIST American Funds International Sub-Account.................      1,662,055         12,230,785
     MIST American Funds Moderate Allocation Sub-Account...........     12,065,593        103,145,923
     MIST AQR Global Risk Balanced Sub-Account (a).................      1,390,320         15,385,842
     MIST BlackRock Global Tactical Strategies Sub-Account (a).....      4,277,007         42,381,106
     MIST BlackRock High Yield Sub-Account.........................      1,835,492         15,073,838
     MIST BlackRock Large Cap Core Sub-Account.....................        691,335          5,845,343
     MIST Clarion Global Real Estate Sub-Account...................      3,449,911         41,501,374
     MIST Dreman Small Cap Value Sub-Account.......................        528,919          6,442,999
     MIST Goldman Sachs Mid Cap Value Sub-Account..................      1,217,442         15,910,951
     MIST Harris Oakmark International Sub-Account.................      4,096,715         56,190,818
     MIST Invesco Balanced-Risk Allocation Sub-Account (b).........      1,754,612         18,170,264
     MIST Invesco Small Cap Growth Sub-Account.....................      3,046,209         38,630,470
     MIST Janus Forty Sub-Account..................................         33,306          2,313,366
     MIST Jennison Large Cap Equity Sub-Account....................        359,449          3,081,964
     MIST JPMorgan Global Active Allocation Sub-Account (b)........        702,023          7,118,939
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account................................................      8,752,682         65,069,406
     MIST Loomis Sayles Global Markets Sub-Account.................      1,156,563         13,226,976
     MIST Lord Abbett Bond Debenture Sub-Account...................     18,960,706        226,167,484
     MIST Lord Abbett Mid Cap Value Sub-Account....................     10,799,637        197,909,673
     MIST Met/Eaton Vance Floating Rate Sub-Account................        322,740          3,331,785
     MIST Met/Franklin Low Duration Total Return Sub-Account.......      1,770,428         17,608,545
     MIST Met/Franklin Mutual Shares Sub-Account...................     15,851,818        119,355,821
     MIST Met/Franklin Templeton Founding Strategy Sub-Account.....     16,306,834        132,814,128
     MIST Met/Templeton Growth Sub-Account.........................      2,418,357         21,558,559
     MIST Met/Templeton International Bond Sub-Account.............        464,521          5,437,466
     MIST MetLife Aggressive Strategy Sub-Account..................     17,098,603        148,037,322
     MIST MetLife Balanced Plus Sub-Account (a)....................      7,550,093         76,059,044
     MIST MetLife Balanced Strategy Sub-Account....................    231,419,562      2,267,321,601
     MIST MetLife Defensive Strategy Sub-Account...................     38,860,685        400,339,507
     MIST MetLife Growth Strategy Sub-Account......................    132,858,166      1,373,765,688
     MIST MetLife Moderate Strategy Sub-Account....................     84,078,801        852,471,158
     MIST MFS Emerging Markets Equity Sub-Account..................      5,132,640         53,906,002
     MIST MFS Research International Sub-Account...................     12,993,248        147,030,596
     MIST MLA Mid Cap Sub-Account..................................      3,713,338         44,694,704
     MIST Morgan Stanley Mid Cap Growth Sub-Account................      5,523,973         51,110,634
     MIST PIMCO Inflation Protected Bond Sub-Account...............     10,331,673        113,230,679
     MIST PIMCO Total Return Sub-Account...........................     45,180,319        524,441,200
     MIST Pioneer Fund Sub-Account.................................      6,020,533         60,985,957
     MIST Pioneer Strategic Income Sub-Account.....................      1,267,703         13,336,888
     MIST Pyramis Government Income Sub-Account (a)................        542,718          5,934,948
     MIST RCM Technology Sub-Account...............................      3,505,689         16,303,037

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     American Funds Global Growth Sub-Account......................       3,428,865         12,116,384
     American Funds Global Small Capitalization Sub-Account........       1,890,208          3,011,778
     American Funds Growth Sub-Account.............................       5,971,307         12,134,809
     DWS II Government & Agency Securities Sub-Account.............          54,729            138,883
     Fidelity VIP Equity-Income Sub-Account........................       1,080,131            789,743
     Fidelity VIP Growth Opportunities Sub-Account.................           7,476              6,308
     FTVIPT Templeton Foreign Securities Sub-Account...............       1,581,945          3,482,261
     Invesco V.I. International Growth Sub-Account.................         635,775          1,309,900
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account (a)............................................      20,976,715            246,936
     MIST American Funds Balanced Allocation Sub-Account...........      16,072,398         21,666,374
     MIST American Funds Bond Sub-Account..........................       3,247,616          4,441,741
     MIST American Funds Growth Allocation Sub-Account.............      12,981,784         25,865,965
     MIST American Funds Growth Sub-Account........................       3,193,123          6,400,107
     MIST American Funds International Sub-Account.................       1,453,995          2,480,220
     MIST American Funds Moderate Allocation Sub-Account...........      10,660,184         22,205,298
     MIST AQR Global Risk Balanced Sub-Account (a).................      15,890,614            512,765
     MIST BlackRock Global Tactical Strategies Sub-Account (a).....      42,999,872            631,677
     MIST BlackRock High Yield Sub-Account.........................       7,887,934          5,135,029
     MIST BlackRock Large Cap Core Sub-Account.....................       1,652,992            986,613
     MIST Clarion Global Real Estate Sub-Account...................       2,154,507          4,722,762
     MIST Dreman Small Cap Value Sub-Account.......................         687,410            940,469
     MIST Goldman Sachs Mid Cap Value Sub-Account..................       1,198,126          3,098,399
     MIST Harris Oakmark International Sub-Account.................       2,748,664         10,472,721
     MIST Invesco Balanced-Risk Allocation Sub-Account (b).........      18,432,619            265,573
     MIST Invesco Small Cap Growth Sub-Account.....................       5,662,109         11,047,904
     MIST Janus Forty Sub-Account..................................       1,764,729            452,484
     MIST Jennison Large Cap Equity Sub-Account....................      16,092,970         19,411,219
     MIST JPMorgan Global Active Allocation Sub-Account (b)........       7,314,757            199,559
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account................................................       1,944,000         10,896,979
     MIST Loomis Sayles Global Markets Sub-Account.................       4,167,470          2,974,752
     MIST Lord Abbett Bond Debenture Sub-Account...................      21,315,294         35,959,034
     MIST Lord Abbett Mid Cap Value Sub-Account....................       4,379,613         30,173,559
     MIST Met/Eaton Vance Floating Rate Sub-Account................       1,824,610            684,802
     MIST Met/Franklin Low Duration Total Return Sub-Account.......       8,778,310          2,088,761
     MIST Met/Franklin Mutual Shares Sub-Account...................      24,848,683         11,240,470
     MIST Met/Franklin Templeton Founding Strategy Sub-Account.....      16,017,024         21,006,872
     MIST Met/Templeton Growth Sub-Account.........................       1,840,739          3,772,303
     MIST Met/Templeton International Bond Sub-Account.............       1,907,018            892,526
     MIST MetLife Aggressive Strategy Sub-Account..................       8,611,321         24,459,649
     MIST MetLife Balanced Plus Sub-Account (a)....................      76,227,355            173,582
     MIST MetLife Balanced Strategy Sub-Account....................      74,072,098        187,530,651
     MIST MetLife Defensive Strategy Sub-Account...................      63,672,824         51,072,674
     MIST MetLife Growth Strategy Sub-Account......................      40,484,692        150,598,088
     MIST MetLife Moderate Strategy Sub-Account....................      47,778,679         66,664,832
     MIST MFS Emerging Markets Equity Sub-Account..................       7,250,974         13,166,270
     MIST MFS Research International Sub-Account...................       7,072,519         15,108,046
     MIST MLA Mid Cap Sub-Account..................................       1,579,334          7,036,871
     MIST Morgan Stanley Mid Cap Growth Sub-Account................       2,824,001          6,775,248
     MIST PIMCO Inflation Protected Bond Sub-Account...............      19,311,733         11,186,382
     MIST PIMCO Total Return Sub-Account...........................      43,746,179         62,030,926
     MIST Pioneer Fund Sub-Account.................................       2,959,567         11,567,673
     MIST Pioneer Strategic Income Sub-Account.....................       4,745,294          3,624,616
     MIST Pyramis Government Income Sub-Account (a)................       6,915,706            990,861
     MIST RCM Technology Sub-Account...............................       7,921,033          2,687,651

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     --------------
     MIST Schroders Global Multi-Asset Sub-Account (b)...........        511,589          5,308,148
     MIST SSgA Growth and Income ETF Sub-Account.................     13,526,434        145,226,362
     MIST SSgA Growth ETF Sub-Account............................      4,375,020         45,037,480
     MIST T. Rowe Price Large Cap Value Sub-Account..............     24,113,936        566,603,721
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      7,623,499         60,887,871
     MIST Third Avenue Small Cap Value Sub-Account...............      3,114,030         43,963,101
     MIST Turner Mid Cap Growth Sub-Account......................        816,269          9,571,266
     MIST Van Kampen Comstock Sub-Account........................      9,625,798         93,331,007
     MSF Baillie Gifford International Stock Sub-Account.........        596,049          6,440,385
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......        273,953          3,045,829
     MSF BlackRock Bond Income Sub-Account.......................        824,795         86,252,616
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........        346,898          7,089,876
     MSF BlackRock Money Market Sub-Account......................      1,182,780        118,277,963
     MSF Davis Venture Value Sub-Account.........................      6,043,496        165,063,511
     MSF Jennison Growth Sub-Account.............................     10,658,154        123,604,950
     MSF Loomis Sayles Small Cap Growth Sub-Account..............      1,363,624         12,287,045
     MSF Met/Artisan Mid Cap Value Sub-Account...................        192,101         41,141,759
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................        160,219          2,292,058
     MSF MetLife Mid Cap Stock Index Sub-Account.................        202,375          2,626,453
     MSF MetLife Stock Index Sub-Account.........................      1,086,905         32,118,598
     MSF MFS Total Return Sub-Account............................        728,932         96,581,889
     MSF MFS Value Sub-Account...................................      3,763,271         42,649,677
     MSF MSCI EAFE Index Sub-Account.............................        124,522          1,351,924
     MSF Neuberger Berman Genesis Sub-Account....................        120,643          1,640,120
     MSF Oppenheimer Global Equity Sub-Account...................      1,326,630         19,496,396
     MSF Russell 2000 Index Sub-Account..........................        154,037          1,989,995
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      2,544,923         35,064,507
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        596,081          8,001,189
     MSF Van Eck Global Natural Resources Sub-Account............        387,161          5,752,399
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................        729,796          9,167,588
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................        979,147         11,741,968
     PIMCO VIT High Yield Sub-Account............................      1,031,023          7,667,038
     PIMCO VIT Low Duration Sub-Account..........................      1,084,802         11,184,313
     Putnam VT Equity Income Sub-Account.........................      1,565,197         21,305,446
     Putnam VT Multi-Cap Growth Sub-Account......................         96,554          1,828,474
     Russell Aggressive Equity Sub-Account.......................        120,510          1,560,818
     Russell Core Bond Sub-Account...............................        808,987          8,304,213
     Russell Global Real Estate Securities Sub-Account...........         77,248          1,142,233
     Russell Multi-Style Equity Sub-Account......................        552,014          7,705,951
     Russell Non-U.S. Sub-Account................................        365,680          4,047,909

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     MIST Schroders Global Multi-Asset Sub-Account (b)...........       5,326,498            18,992
     MIST SSgA Growth and Income ETF Sub-Account.................      14,912,606        14,040,014
     MIST SSgA Growth ETF Sub-Account............................       6,739,400         7,909,022
     MIST T. Rowe Price Large Cap Value Sub-Account..............      24,206,068       118,988,292
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      14,205,948        13,052,981
     MIST Third Avenue Small Cap Value Sub-Account...............         850,998         9,705,901
     MIST Turner Mid Cap Growth Sub-Account......................       2,084,347         1,620,567
     MIST Van Kampen Comstock Sub-Account........................       3,779,840        13,502,644
     MSF Baillie Gifford International Stock Sub-Account.........         400,623           704,543
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......       1,759,580         1,402,951
     MSF BlackRock Bond Income Sub-Account.......................       9,013,550         8,371,130
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........         647,446         2,058,623
     MSF BlackRock Money Market Sub-Account......................      41,727,900        54,085,287
     MSF Davis Venture Value Sub-Account.........................       3,009,769        29,973,415
     MSF Jennison Growth Sub-Account.............................      92,770,540        14,261,898
     MSF Loomis Sayles Small Cap Growth Sub-Account..............         747,207         2,804,953
     MSF Met/Artisan Mid Cap Value Sub-Account...................         838,859         6,141,693
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................         727,658           965,773
     MSF MetLife Mid Cap Stock Index Sub-Account.................       1,280,213           671,565
     MSF MetLife Stock Index Sub-Account.........................       6,601,253         8,656,840
     MSF MFS Total Return Sub-Account............................       5,736,716        10,298,797
     MSF MFS Value Sub-Account...................................       7,673,338         3,270,552
     MSF MSCI EAFE Index Sub-Account.............................       1,114,135           566,324
     MSF Neuberger Berman Genesis Sub-Account....................         115,839           325,139
     MSF Oppenheimer Global Equity Sub-Account...................       1,024,435         3,501,539
     MSF Russell 2000 Index Sub-Account..........................       1,350,977           868,567
     MSF T. Rowe Price Large Cap Growth Sub-Account..............       1,653,123         8,284,566
     MSF T. Rowe Price Small Cap Growth Sub-Account..............       1,769,103         2,236,866
     MSF Van Eck Global Natural Resources Sub-Account............       1,548,488           869,912
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................       1,479,595         4,706,038
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................       2,758,510         4,208,517
     PIMCO VIT High Yield Sub-Account............................       1,333,091         1,177,840
     PIMCO VIT Low Duration Sub-Account..........................       1,247,159         1,839,144
     Putnam VT Equity Income Sub-Account.........................         806,870         5,066,045
     Putnam VT Multi-Cap Growth Sub-Account......................         278,403           628,529
     Russell Aggressive Equity Sub-Account.......................          87,995           639,005
     Russell Core Bond Sub-Account...............................         677,352         2,341,673
     Russell Global Real Estate Securities Sub-Account...........         118,148           191,977
     Russell Multi-Style Equity Sub-Account......................         638,506         2,321,746
     Russell Non-U.S. Sub-Account................................         275,728           799,500

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                         AMERICAN FUNDS              AMERICAN FUNDS              AMERICAN FUNDS
                                          GLOBAL GROWTH        GLOBAL SMALL CAPITALIZATION           GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011          2012           2011         2012           2011
                                   ------------  ------------- ------------  ------------- ------------- -------------

Units beginning of year...........    3,568,963      3,003,389      874,335        629,226       675,749       592,460
Units issued and transferred
   from other funding options.....      319,060      1,017,213      121,630        351,801        85,109       174,670
Units redeemed and transferred to
   other funding options..........    (599,279)      (451,639)    (161,339)      (106,692)     (113,854)      (91,381)
                                   ------------  ------------- ------------  ------------- ------------- -------------
Units end of year.................    3,288,744      3,568,963      834,626        874,335       647,004       675,749
                                   ============  ============= ============  ============= ============= =============


                                       DWS II GOVERNMENT &           FIDELITY VIP                FIDELITY VIP
                                        AGENCY SECURITIES            EQUITY-INCOME           GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                   -------------------------- --------------------------- ---------------------------
                                       2012          2011         2012          2011          2012          2011
                                   ------------  ------------ ------------  ------------- ------------  -------------

Units beginning of year...........       44,817        52,265      302,862        316,838        9,765         11,887
Units issued and transferred
   from other funding options.....          689         1,689       44,997         36,829          693            352
Units redeemed and transferred to
   other funding options..........      (7,303)       (9,137)     (50,949)       (50,805)        (447)        (2,474)
                                   ------------  ------------ ------------  ------------- ------------  -------------
Units end of year.................       38,203        44,817      296,910        302,862       10,011          9,765
                                   ============  ============ ============  ============= ============  =============

                                                                                            MIST ALLIANCE
                                                                                              BERNSTEIN
                                        FTVIPT TEMPLETON              INVESCO V.I.         GLOBAL DYNAMIC
                                       FOREIGN SECURITIES         INTERNATIONAL GROWTH       ALLOCATION
                                           SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                   --------------------------- --------------------------- --------------
                                        2012          2011         2012           2011        2012 (a)
                                   -------------  ------------ ------------  ------------- --------------

Units beginning of year...........     1,900,147     2,172,428      353,287        414,083            --
Units issued and transferred
   from other funding options.....       119,006       134,600       34,676         25,293     2,144,135
Units redeemed and transferred to
   other funding options..........     (271,220)     (406,881)     (70,961)       (86,089)      (89,970)
                                   -------------  ------------ ------------  ------------- --------------
Units end of year.................     1,747,933     1,900,147      317,002        353,287     2,054,165
                                   =============  ============ ============  ============= ==============




                                       MIST AMERICAN FUNDS         MIST AMERICAN FUNDS         MIST AMERICAN FUNDS
                                       BALANCED ALLOCATION                BOND                  GROWTH ALLOCATION
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011          2012          2011         2012           2011
                                   ------------  ------------- -------------  ------------ ------------  -------------

Units beginning of year...........   23,015,262     23,898,755     1,642,766     1,767,528   23,752,669     24,332,553
Units issued and transferred
   from other funding options.....    1,759,837      2,957,770       367,655       439,931    2,024,404      3,143,414
Units redeemed and transferred to
   other funding options..........  (2,569,009)    (3,841,263)     (498,732)     (564,693)  (3,284,913)    (3,723,298)
                                   ------------  ------------- -------------  ------------ ------------  -------------
Units end of year.................   22,206,090     23,015,262     1,511,689     1,642,766   22,492,160     23,752,669
                                   ============  ============= =============  ============ ============  =============



                                                                                                                      MIST AQR
                                      MIST AMERICAN FUNDS         MIST AMERICAN FUNDS       MIST AMERICAN FUNDS      GLOBAL RISK
                                            GROWTH                   INTERNATIONAL          MODERATE ALLOCATION       BALANCED
                                          SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                  --------------------------- -------------------------- -------------------------- ------------
                                       2012          2011         2012          2011         2012          2011       2012 (a)
                                  ------------- ------------- ------------  ------------ ------------  ------------ ------------

Units beginning of year..........     2,895,296     3,139,868    1,727,297     1,931,131   13,006,670    13,667,445           --
Units issued and transferred
   from other funding options....       461,619       660,750      232,386       421,325    1,081,668     1,776,967    1,506,320
Units redeemed and transferred to
   other funding options.........     (766,752)     (905,322)    (353,354)     (625,159)  (2,402,041)   (2,437,742)    (123,607)
                                  ------------- ------------- ------------  ------------ ------------  ------------ ------------
Units end of year................     2,590,163     2,895,296    1,606,329     1,727,297   11,686,297    13,006,670    1,382,713
                                  ============= ============= ============  ============ ============  ============ ============


                                      MIST
                                    BLACKROCK
                                     GLOBAL
                                    TACTICAL        MIST BLACKROCK              MIST BLACKROCK
                                   STRATEGIES         HIGH YIELD                LARGE CAP CORE
                                   SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------ -------------------------- --------------------------
                                    2012 (a)       2012          2011         2012          2011
                                  ------------ ------------  ------------ ------------  ------------

Units beginning of year..........           --      600,616       730,796      526,928       264,061
Units issued and transferred
   from other funding options....    4,501,859      392,473       342,849      207,037       360,380
Units redeemed and transferred to
   other funding options.........    (218,066)    (315,764)     (473,029)    (140,892)      (97,513)
                                  ------------ ------------  ------------ ------------  ------------
Units end of year................    4,283,793      677,325       600,616      593,073       526,928
                                  ============ ============  ============ ============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                       MIST CLARION GLOBAL             MIST DREMAN              MIST GOLDMAN SACHS
                                           REAL ESTATE               SMALL CAP VALUE               MID CAP VALUE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012          2011           2012          2011          2012           2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........    2,528,243      2,647,883       530,589        396,464     1,161,737     1,280,385
Units issued and transferred
   from other funding options.....      228,084        348,255        79,409        220,394       102,921       132,580
Units redeemed and transferred to
   other funding options..........    (405,592)      (467,895)      (94,138)       (86,269)     (214,716)     (251,228)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................    2,350,735      2,528,243       515,860        530,589     1,049,942     1,161,737
                                   ============  ============= =============  ============= =============  ============


                                                               MIST INVESCO
                                       MIST HARRIS OAKMARK     BALANCED-RISK        MIST INVESCO
                                          INTERNATIONAL         ALLOCATION        SMALL CAP GROWTH
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                   --------------------------- ------------- ---------------------------
                                       2012           2011       2012 (b)        2012           2011
                                   -------------  ------------ ------------- -------------  ------------

Units beginning of year...........     3,341,029     3,663,046            --     3,190,859     3,675,683
Units issued and transferred
   from other funding options.....       262,480       417,674    18,571,445       270,127       654,515
Units redeemed and transferred to
   other funding options..........     (683,408)     (739,691)   (1,017,914)     (731,686)   (1,139,339)
                                   -------------  ------------ ------------- -------------  ------------
Units end of year.................     2,920,101     3,341,029    17,553,531     2,729,300     3,190,859
                                   =============  ============ ============= =============  ============

                                                                                                MIST
                                                                      MIST JENNISON           JPMORGAN
                                              MIST                      LARGE CAP           GLOBAL ACTIVE
                                           JANUS FORTY                   EQUITY              ALLOCATION
                                           SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                   --------------------------- --------------------------- --------------
                                        2012          2011         2012          2011         2012 (b)
                                   -------------  ------------ ------------  ------------- --------------

Units beginning of year...........         6,927         2,977      771,261      1,565,166            --
Units issued and transferred
   from other funding options.....        11,519         6,238    1,994,865      2,037,889     7,442,777
Units redeemed and transferred to
   other funding options..........       (3,097)       (2,288)  (2,387,324)    (2,831,794)     (439,560)
                                   -------------  ------------ ------------  ------------- --------------
Units end of year.................        15,349         6,927      378,802        771,261     7,003,217
                                   =============  ============ ============  ============= ==============




                                   MIST LEGG MASON CLEARBRIDGE     MIST LOOMIS SAYLES           MIST LORD ABBETT
                                        AGGRESSIVE GROWTH            GLOBAL MARKETS              BOND DEBENTURE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012          2011
                                   ------------  ------------- -------------  ------------ ------------  -------------

Units beginning of year...........    9,600,857      8,476,052       962,736     1,177,416   10,339,658     11,836,616
Units issued and transferred
   from other funding options.....      542,344      3,503,081       327,748       356,503      574,738        797,628
Units redeemed and transferred to
   other funding options..........  (1,408,075)    (2,378,276)     (247,793)     (571,183)  (1,710,636)    (2,294,586)
                                   ------------  ------------- -------------  ------------ ------------  -------------
Units end of year.................    8,735,126      9,600,857     1,042,691       962,736    9,203,760     10,339,658
                                   ============  ============= =============  ============ ============  =============

                                                                                                    MIST MET/
                                                                        MIST MET/                   FRANKLIN
                                        MIST LORD ABBETT               EATON VANCE                LOW DURATION
                                          MID CAP VALUE               FLOATING RATE               TOTAL RETURN
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012         2011 (c)
                                   ------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........    7,467,200      8,400,066       213,777        80,368     1,106,536            --
Units issued and transferred
   from other funding options.....      392,241        669,545       183,473       369,174     1,039,234     1,297,970
Units redeemed and transferred to
   other funding options..........  (1,286,206)    (1,602,411)      (79,498)     (235,765)     (379,208)     (191,434)
                                   ------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................    6,573,235      7,467,200       317,752       213,777     1,766,562     1,106,536
                                   ============  ============= =============  ============ ============= =============




                                        MIST MET/FRANKLIN      MIST MET/FRANKLIN TEMPLETON     MIST MET/TEMPLETON
                                          MUTUAL SHARES             FOUNDING STRATEGY                GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011         2012          2011           2012          2011
                                   ------------- ------------- ------------  ------------- -------------  ------------

Units beginning of year...........    12,673,692    10,810,938   16,846,859     17,030,051     2,608,275     1,376,347
Units issued and transferred
   from other funding options.....     1,388,200     3,571,571    1,476,882      2,590,402       199,747     1,621,584
Units redeemed and transferred to
   other funding options..........   (2,035,727)   (1,708,817)  (2,693,892)    (2,773,594)     (507,715)     (389,656)
                                   ------------- ------------- ------------  ------------- -------------  ------------
Units end of year.................    12,026,165    12,673,692   15,629,849     16,846,859     2,300,307     2,608,275
                                   ============= ============= ============  ============= =============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       MIST MET/TEMPLETON             MIST METLIFE         MIST METLIFE         MIST METLIFE
                                       INTERNATIONAL BOND          AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY
                                           SUB-ACCOUNT                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                   --------------------------- --------------------------- ------------- ---------------------------
                                       2012           2011         2012           2011       2012 (a)        2012          2011
                                   ------------- ------------- -------------  ------------ ------------- ------------  -------------

Units beginning of year...........       352,964       169,000    15,775,326    17,260,094           --   207,920,698    193,332,452
Units issued and transferred
   from other funding options.....       131,968       283,191     1,113,162     1,393,746    7,888,529    11,913,071     39,392,096
Units redeemed and transferred to
   other funding options..........      (84,729)      (99,227)   (2,351,129)   (2,878,514)    (238,039)  (22,821,957)   (24,803,850)
                                   ------------- ------------- -------------  ------------ ------------- ------------  -------------
Units end of year.................       400,203       352,964    14,537,359    15,775,326    7,650,490   197,011,812    207,920,698
                                   ============= ============= =============  ============ ============= ============  =============


                                          MIST METLIFE                MIST METLIFE
                                       DEFENSIVE STRATEGY            GROWTH STRATEGY
                                           SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------
                                       2012           2011          2012          2011
                                   ------------- ------------- -------------  ------------

Units beginning of year...........    33,539,911    31,892,038   127,969,483   137,947,035
Units issued and transferred
   from other funding options.....     7,120,599    11,652,684     6,103,544     8,204,094
Units redeemed and transferred to
   other funding options..........   (6,917,731)  (10,004,811)  (15,375,790)  (18,181,646)
                                   ------------- ------------- -------------  ------------
Units end of year.................    33,742,779    33,539,911   118,697,237   127,969,483
                                   ============= ============= =============  ============

                                          MIST METLIFE               MIST MFS EMERGING           MIST MFS RESEARCH
                                        MODERATE STRATEGY             MARKETS EQUITY               INTERNATIONAL
                                           SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012           2011          2012          2011           2012          2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........   74,398,177     69,016,105     5,082,239      5,557,697     9,028,217     9,354,056
Units issued and transferred
   from other funding options.....    6,335,212     16,882,016     1,002,767      2,051,806       898,552     1,167,189
Units redeemed and transferred to
   other funding options..........  (8,829,290)   (11,499,944)   (1,479,229)    (2,527,264)   (1,452,481)   (1,493,028)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................   71,904,099     74,398,177     4,605,777      5,082,239     8,474,288     9,028,217
                                   ============  ============= =============  ============= =============  ============


                                            MIST MLA                MIST MORGAN STANLEY        MIST PIMCO INFLATION
                                             MID CAP                  MID CAP GROWTH              PROTECTED BOND
                                           SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                   ---------------------------- --------------------------- ---------------------------
                                        2012          2011          2012           2011         2012           2011
                                   -------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........     3,102,718      3,272,897     4,659,921     4,818,910     7,526,508     7,113,170
Units issued and transferred
   from other funding options.....       211,891        509,826       509,620       841,220     1,316,805     2,538,795
Units redeemed and transferred to
   other funding options..........     (550,417)      (680,005)     (741,429)   (1,000,209)   (1,394,331)   (2,125,457)
                                   -------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................     2,764,192      3,102,718     4,428,112     4,659,921     7,448,982     7,526,508
                                   =============  ============= =============  ============ ============= =============


                                                                                                                        MIST PYRAMIS
                                                                                                  MIST PIONEER           GOVERNMENT
                                     MIST PIMCO TOTAL RETURN        MIST PIONEER FUND           STRATEGIC INCOME           INCOME
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                   --------------------------- --------------------------- --------------------------- -------------
                                        2012          2011         2012           2011          2012          2011        2012 (a)
                                   -------------  ------------ ------------  ------------- -------------  ------------ -------------

Units beginning of year...........    32,853,798    30,861,530    5,949,995      6,459,343       610,107       420,179            --
Units issued and transferred
   from other funding options.....     4,286,074     9,242,799      291,925        545,923       245,815       326,403       654,849
Units redeemed and transferred to
   other funding options..........   (5,929,795)   (7,250,531)    (952,833)    (1,055,271)     (231,826)     (136,475)     (110,538)
                                   -------------  ------------ ------------  ------------- -------------  ------------ -------------
Units end of year.................    31,210,077    32,853,798    5,289,087      5,949,995       624,096       610,107       544,311
                                   =============  ============ ============  ============= =============  ============ =============


                                                                   MIST
                                                                 SCHRODERS
                                            MIST RCM              GLOBAL             MIST SSGA
                                           TECHNOLOGY           MULTI-ASSET    GROWTH AND INCOME ETF
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                   --------------------------- ------------ ---------------------------
                                        2012          2011       2012 (b)       2012           2011
                                   -------------  ------------ ------------ ------------- -------------

Units beginning of year...........     1,779,726     2,029,711           --    12,724,330    10,621,952
Units issued and transferred
   from other funding options.....       956,104     1,211,495    5,092,961     1,241,580     3,557,899
Units redeemed and transferred to
   other funding options..........     (437,363)   (1,461,480)     (47,018)   (1,602,281)   (1,455,521)
                                   -------------  ------------ ------------ ------------- -------------
Units end of year.................     2,298,467     1,779,726    5,045,943    12,363,629    12,724,330
                                   =============  ============ ============ ============= =============

                                            MIST SSGA              MIST T. ROWE PRICE          MIST T. ROWE PRICE
                                           GROWTH ETF                LARGE CAP VALUE             MID CAP GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011         2012          2011
                                   -------------  ------------ ------------- ------------- ------------  -------------

Units beginning of year...........     4,414,150     4,136,142    12,522,601    14,134,367    6,972,220      8,396,880
Units issued and transferred
   from other funding options.....       449,411     1,068,402       579,092       973,904      757,865        715,727
Units redeemed and transferred to
   other funding options..........     (729,071)     (790,394)   (2,426,073)   (2,585,670)  (1,437,819)    (2,140,387)
                                   -------------  ------------ ------------- ------------- ------------  -------------
Units end of year.................     4,134,490     4,414,150    10,675,620    12,522,601    6,292,266      6,972,220
                                   =============  ============ ============= ============= ============  =============


                                        MIST THIRD AVENUE              MIST TURNER               MIST VAN KAMPEN
                                         SMALL CAP VALUE             MID CAP GROWTH                 COMSTOCK
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011         2012          2011
                                   -------------  ------------ ------------- ------------- ------------  -------------

Units beginning of year...........     3,218,372     3,834,160       749,654       843,568    9,579,280      9,660,454
Units issued and transferred
   from other funding options.....       142,098       650,422        67,044       120,362      724,551      1,574,741
Units redeemed and transferred to
   other funding options..........     (615,801)   (1,266,210)     (138,426)     (214,276)  (1,598,355)    (1,655,915)
                                   -------------  ------------ ------------- ------------- ------------  -------------
Units end of year.................     2,744,669     3,218,372       678,272       749,654    8,705,476      9,579,280
                                   =============  ============ ============= ============= ============  =============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       MSF BAILLIE GIFFORD        MSF BARCLAYS CAPITAL            MSF BLACKROCK
                                       INTERNATIONAL STOCK        AGGREGATE BOND INDEX             BOND INCOME
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........       430,001       457,537      175,717        133,054     1,437,066     1,330,597
Units issued and transferred
   from other funding options.....        41,567        48,868      105,691         96,126       222,304       411,617
Units redeemed and transferred to
   other funding options..........      (64,061)      (76,404)     (88,553)       (53,463)     (245,507)     (305,148)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................       407,507       430,001      192,855        175,717     1,413,863     1,437,066
                                   =============  ============ ============  ============= =============  ============


                                      MSF BLACKROCK LEGACY            MSF BLACKROCK                MSF DAVIS
                                        LARGE CAP GROWTH              MONEY MARKET               VENTURE VALUE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------- -------------------------- ---------------------------
                                       2012           2011         2012          2011         2012           2011
                                   ------------- ------------- ------------  ------------ ------------- -------------

Units beginning of year...........     3,186,827     3,626,675   12,722,462    12,146,399    14,326,344    16,224,420
Units issued and transferred
   from other funding options.....       266,223       360,493    7,044,542    12,964,049       609,658     1,210,369
Units redeemed and transferred to
   other funding options..........     (688,208)     (800,341)  (8,095,275)  (12,387,986)   (2,328,013)   (3,108,445)
                                   ------------- ------------- ------------  ------------ ------------- -------------
Units end of year.................     2,764,842     3,186,827   11,671,729    12,722,462    12,607,989    14,326,344
                                   ============= ============= ============  ============ ============= =============


                                          MSF JENNISON              MSF LOOMIS SAYLES            MSF MET/ARTISAN
                                             GROWTH                 SMALL CAP GROWTH              MID CAP VALUE
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011          2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........     4,345,644     4,903,257    1,364,085      1,509,481     2,732,053     3,104,102
Units issued and transferred
   from other funding options.....     8,593,297       404,508      121,289        176,902       115,302       120,599
Units redeemed and transferred to
   other funding options..........   (1,603,428)     (962,121)    (277,697)      (322,298)     (447,504)     (492,648)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................    11,335,513     4,345,644    1,207,677      1,364,085     2,399,851     2,732,053
                                   =============  ============ ============  ============= =============  ============


                                       MSF MET/DIMENSIONAL
                                          INTERNATIONAL                MSF METLIFE                 MSF METLIFE
                                          SMALL COMPANY            MID CAP STOCK INDEX             STOCK INDEX
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........       165,015       128,511      128,329         59,087     2,855,765     2,900,545
Units issued and transferred
   from other funding options.....        36,030       122,187       70,540         99,920       554,780       524,546
Units redeemed and transferred to
   other funding options..........      (68,216)      (85,683)     (41,168)       (30,678)     (735,520)     (569,326)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................       132,829       165,015      157,701        128,329     2,675,025     2,855,765
                                   =============  ============ ============  ============= =============  ============

                                                                       MSF MFS                   MSF MSCI
                                     MSF MFS TOTAL RETURN               VALUE                   EAFE INDEX
                                          SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                  -------------------------- -------------------------- --------------------------
                                      2012          2011         2012          2011         2012          2011
                                  ------------  ------------ ------------  ------------ ------------  ------------

Units beginning of year..........    3,108,333     3,364,172    2,696,793     1,862,563       69,134        52,435
Units issued and transferred
   from other funding options....      204,749       308,829      651,052     1,232,998       98,429        56,169
Units redeemed and transferred to
   other funding options.........    (430,221)     (564,668)    (439,534)     (398,768)     (52,151)      (39,470)
                                  ------------  ------------ ------------  ------------ ------------  ------------
Units end of year................    2,882,861     3,108,333    2,908,311     2,696,793      115,412        69,134
                                  ============  ============ ============  ============ ============  ============


                                         MSF NEUBERGER              MSF OPPENHEIMER
                                        BERMAN GENESIS               GLOBAL EQUITY          MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                       2012          2011          2012          2011          2012          2011
                                  -------------  ------------ -------------  ------------ -------------  ------------

Units beginning of year..........        96,711       118,405     1,147,037     1,132,139        93,349        53,368
Units issued and transferred
   from other funding options....         9,111        13,862        99,122       251,611        84,112        89,593
Units redeemed and transferred to
   other funding options.........      (19,648)      (35,556)     (226,859)     (236,713)      (57,125)      (49,612)
                                  -------------  ------------ -------------  ------------ -------------  ------------
Units end of year................        86,174        96,711     1,019,300     1,147,037       120,336        93,349
                                  =============  ============ =============  ============ =============  ============


                                       MSF T. ROWE PRICE           MSF T. ROWE PRICE        MSF VAN ECK GLOBAL
                                       LARGE CAP GROWTH            SMALL CAP GROWTH          NATURAL RESOURCES
                                          SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- -------------------------- --------------------------
                                      2012          2011          2012          2011         2012          2011
                                  ------------- ------------- ------------  ------------ ------------  ------------

Units beginning of year..........     3,161,388     3,645,167      554,041       606,868      286,505       117,778
Units issued and transferred
   from other funding options....       186,023       162,640       43,400        61,083      106,874       299,091
Units redeemed and transferred to
   other funding options.........     (567,209)     (646,419)    (109,569)     (113,910)     (79,960)     (130,364)
                                  ------------- ------------- ------------  ------------ ------------  ------------
Units end of year................     2,780,202     3,161,388      487,872       554,041      313,419       286,505
                                  ============= ============= ============  ============ ============  ============


                                           MSF WESTERN              MSF WESTERN ASSET
                                        ASSET MANAGEMENT               MANAGEMENT                   PIMCO VIT
                                  STRATEGIC BOND OPPORTUNITIES       U.S. GOVERNMENT               HIGH YIELD
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------- --------------------------- --------------------------
                                        2012          2011          2012         2011          2012          2011
                                    ------------  ------------ ------------- ------------- ------------  ------------

Units beginning of year..........        469,062       224,535       773,166       770,956      440,506       775,054
Units issued and transferred
   from other funding options....         44,944       295,115       167,277       300,367       60,216        67,873
Units redeemed and transferred to
   other funding options.........      (164,427)      (50,588)     (250,442)     (298,157)     (69,610)     (402,421)
                                    ------------  ------------ ------------- ------------- ------------  ------------
Units end of year................        349,579       469,062       690,001       773,166      431,112       440,506
                                    ============  ============ ============= ============= ============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                          PIMCO VIT                  PUTNAM VT                   PUTNAM VT
                                        LOW DURATION               EQUITY INCOME             MULTI-CAP GROWTH
                                         SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                  -------------------------- -------------------------- ---------------------------
                                      2012          2011         2012          2011          2012          2011
                                  ------------  ------------ ------------  ------------ -------------  ------------

Units beginning of year..........      803,010       881,366    1,542,735     1,782,492       176,234       187,842
Units issued and transferred
   from other funding options....       81,006       269,937       27,151        27,927        22,272        35,116
Units redeemed and transferred to
   other funding options.........    (122,220)     (348,293)    (284,760)     (267,684)      (46,294)      (46,724)
                                  ------------  ------------ ------------  ------------ -------------  ------------
Units end of year................      761,796       803,010    1,285,126     1,542,735       152,212       176,234
                                  ============  ============ ============  ============ =============  ============


                                           RUSSELL                    RUSSELL                      RUSSELL
                                      AGGRESSIVE EQUITY              CORE BOND          GLOBAL REAL ESTATE SECURITIES
                                         SUB-ACCOUNT                SUB-ACCOUNT                  SUB-ACCOUNT
                                  -------------------------- -------------------------- -----------------------------
                                      2012          2011         2012          2011           2012          2011
                                  ------------  ------------ ------------  ------------   ------------  ------------

Units beginning of year..........      142,278       184,010      550,331       649,949         41,404        48,366
Units issued and transferred
   from other funding options....        5,438        12,807       14,667        28,380          2,244         3,303
Units redeemed and transferred to
   other funding options.........     (42,760)      (54,539)    (117,806)     (127,998)        (6,173)      (10,265)
                                  ------------  ------------ ------------  ------------   ------------  ------------
Units end of year................      104,956       142,278      447,192       550,331         37,475        41,404
                                  ============  ============ ============  ============   ============  ============

                                           RUSSELL                     RUSSELL
                                     MULTI-STYLE EQUITY               NON-U.S.
                                         SUB-ACCOUNT                 SUB-ACCOUNT
                                  -------------------------- ---------------------------
                                      2012          2011         2012           2011
                                  ------------  ------------ -------------  ------------

Units beginning of year..........      727,966       915,101       291,607       356,011
Units issued and transferred
   from other funding options....       41,207        46,977        19,250        21,935
Units redeemed and transferred to
   other funding options.........    (164,514)     (234,112)      (57,585)      (86,339)
                                  ------------  ------------ -------------  ------------
Units end of year................      604,659       727,966       253,272       291,607
                                  ============  ============ =============  ============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period May 2, 2011 to December 31, 2011.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  American Funds Global                  2012      3,288,744       27.66 - 33.12        106,822,886
     Growth Sub-Account                  2011      3,568,963       23.00 - 27.23         95,488,976
                                         2010      3,003,389       25.73 - 30.11         88,905,025
                                         2009      2,316,571       23.47 - 27.15         61,956,827
                                         2008      1,196,083       16.81 - 19.22         22,597,668

  American Funds Global Small            2012        834,626       26.85 - 31.78         25,978,567
     Capitalization Sub-Account          2011        874,335       23.15 - 27.10         23,246,445
     (Commenced 4/28/2008)               2010        629,226       29.19 - 33.77         20,866,196
                                         2009        467,145       24.30 - 27.79         12,780,124
                                         2008        185,100       15.77 - 17.36          3,175,883

  American Funds Growth                  2012        647,004     149.07 - 207.87        129,432,083
     Sub-Account                         2011        675,749     128.88 - 177.66        115,994,216
     (Commenced 4/28/2008)               2010        592,460     137.22 - 186.99        107,174,849
                                         2009        464,628     117.84 - 158.75         71,786,632
                                         2008        128,846      89.43 - 114.72         14,403,456

  DWS II Government & Agency             2012         38,203       17.38 - 18.21            693,006
     Securities Sub-Account              2011         44,817       17.19 - 17.95            801,100
                                         2010         52,265       16.29 - 16.94            880,629
                                         2009         57,534       15.56 - 16.11            922,516
                                         2008         65,564       14.65 - 15.11            986,993

  Fidelity VIP Equity-Income             2012        296,910       14.08 - 61.99          5,082,102
     Sub-Account                         2011        302,862       12.25 - 53.66          4,481,906
                                         2010        316,838       12.39 - 54.00          4,614,949
                                         2009        373,302       10.98 - 47.61          4,805,353
                                         2008        405,578        8.61 - 37.13          3,979,860

  Fidelity VIP Growth                    2012         10,011       10.92 - 10.98            109,300
     Opportunities Sub-Account           2011          9,765         9.26 - 9.31             90,395
                                         2010         11,887         9.18 - 9.23            109,119
                                         2009         19,375         7.52 - 7.56            145,775
                                         2008         21,872         5.23 - 5.26            114,407

  FTVIPT Templeton Foreign               2012      1,747,933       13.46 - 34.33         28,052,934
     Securities Sub-Account              2011      1,900,147       11.59 - 29.42         26,237,200
                                         2010      2,172,428       13.20 - 33.35         33,779,312
                                         2009      2,349,812       12.40 - 31.17         34,089,823
                                         2008      2,562,516        9.21 - 23.04         27,442,793

  Invesco V.I. International             2012        317,002       12.49 - 27.37          6,259,165
     Growth Sub-Account                  2011        353,287       10.90 - 24.06          6,118,917
                                         2010        414,083       11.79 - 26.20          7,768,778
                                         2009        461,755       10.54 - 23.57          7,800,513
                                         2008        522,812        7.86 - 17.70          6,611,909

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------  ------------------
  American Funds Global                  2012        0.89         0.75 - 1.90          20.24 - 21.64
     Growth Sub-Account                  2011        1.41         0.75 - 1.90       (10.60) - (9.56)
                                         2010        1.61         0.75 - 1.90           9.64 - 10.91
                                         2009        1.69         0.75 - 1.90          39.62 - 41.24
                                         2008        3.06         0.75 - 1.90      (39.53) - (38.85)

  American Funds Global Small            2012        1.34         0.75 - 1.90          15.94 - 17.29
     Capitalization Sub-Account          2011        1.32         0.75 - 1.90      (20.66) - (19.75)
     (Commenced 4/28/2008)               2010        1.78         0.75 - 1.90          20.11 - 21.50
                                         2009        0.36         0.75 - 1.90          58.26 - 60.09
                                         2008          --         0.75 - 1.65      (49.46) - (49.15)

  American Funds Growth                  2012        0.79         0.75 - 1.90          15.66 - 17.01
     Sub-Account                         2011        0.64         0.75 - 1.90        (6.08) - (4.99)
     (Commenced 4/28/2008)               2010        0.78         0.75 - 1.90          16.45 - 17.79
                                         2009        0.83         0.75 - 1.90          36.79 - 38.37
                                         2008        2.28         0.75 - 1.75      (42.31) - (41.92)

  DWS II Government & Agency             2012        3.93         1.40 - 1.80            1.08 - 1.49
     Securities Sub-Account              2011        4.42         1.40 - 1.80            5.55 - 5.97
                                         2010        4.83         1.40 - 1.80            4.71 - 5.13
                                         2009        4.59         1.40 - 1.80            6.16 - 6.58
                                         2008        4.67         1.40 - 1.80            3.02 - 3.42

  Fidelity VIP Equity-Income             2012        2.95         1.30 - 1.90          14.84 - 15.67
     Sub-Account                         2011        2.34         1.30 - 1.90        (1.24) - (0.42)
                                         2010        1.56         1.30 - 1.90          12.75 - 13.55
                                         2009        2.05         1.30 - 1.90          27.44 - 28.40
                                         2008        2.07         1.30 - 1.90      (43.80) - (43.56)

  Fidelity VIP Growth                    2012        0.41                1.40                  17.94
     Opportunities Sub-Account           2011        0.16                1.40                   0.88
                                         2010        0.17                1.40          22.01 - 22.02
                                         2009        0.45                1.40          43.83 - 43.84
                                         2008        0.46                1.40      (55.65) - (55.64)

  FTVIPT Templeton Foreign               2012        3.07         0.85 - 1.90          16.00 - 17.59
     Securities Sub-Account              2011        1.77         0.85 - 1.90      (12.32) - (11.20)
                                         2010        1.93         0.85 - 1.90            6.37 - 7.76
                                         2009        3.41         0.85 - 1.90          34.47 - 36.18
                                         2008        2.43         0.85 - 1.90      (41.45) - (41.15)

  Invesco V.I. International             2012        1.34         0.85 - 1.90          13.07 - 14.55
     Growth Sub-Account                  2011        1.38         0.85 - 1.90        (8.74) - (7.53)
                                         2010        1.97         0.85 - 1.90          10.49 - 11.91
                                         2009        1.43         0.85 - 1.90          32.37 - 34.11
                                         2008        0.45         0.85 - 1.90      (41.29) - (40.86)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MIST AllianceBernstein Global          2012      2,054,165       10.44 - 10.68        21,873,079
     Dynamic Allocation
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds                    2012     22,206,090       10.27 - 10.74       235,164,571
     Balanced Allocation                 2011     23,015,262         9.25 - 9.58       218,152,622
     Sub-Account                         2010     23,898,755         9.67 - 9.92       235,131,655
     (Commenced 4/28/2008)               2009     22,597,437         8.81 - 8.96       201,424,344
                                         2008     11,983,365         6.97 - 7.02        83,902,184

  MIST American Funds Bond               2012      1,511,689       10.74 - 11.23        16,737,665
     Sub-Account                         2011      1,642,766       10.47 - 10.84        17,623,360
     (Commenced 4/28/2008)               2010      1,767,528       10.12 - 10.38        18,209,023
                                         2009      1,763,742         9.76 - 9.92        17,394,037
                                         2008        592,698         8.90 - 8.96         5,299,000

  MIST American Funds Growth             2012     22,492,160        9.68 - 10.17       225,771,481
     Allocation Sub-Account              2011     23,752,669         8.53 - 8.87       208,535,138
     (Commenced 4/28/2008)               2010     24,332,553         9.17 - 9.43       227,823,049
                                         2009     23,471,136         8.29 - 8.42       196,705,615
                                         2008     14,440,596         6.32 - 6.36        91,710,588

  MIST American Funds Growth             2012      2,590,163        9.59 - 10.07        25,736,857
     Sub-Account                         2011      2,895,296         8.39 - 8.69        24,917,298
     (Commenced 4/28/2008)               2010      3,139,868         9.00 - 9.23        28,767,917
                                         2009      3,506,399         7.78 - 7.90        27,597,870
                                         2008      1,497,798         5.73 - 5.76         8,616,099

  MIST American Funds                    2012      1,606,329         8.40 - 8.82        13,994,443
     International Sub-Account           2011      1,727,297         7.32 - 7.61        13,014,763
     (Commenced 4/28/2008)               2010      1,931,131         8.75 - 9.00        17,238,298
                                         2009      1,794,269         8.40 - 8.53        15,224,548
                                         2008        935,627         6.02 - 6.06         5,658,082

  MIST American Funds Moderate           2012     11,686,297       10.54 - 11.00       126,809,368
     Allocation Sub-Account              2011     13,006,670        9.72 - 10.05       129,356,533
     (Commenced 4/28/2008)               2010     13,667,445        9.92 - 10.16       137,833,796
                                         2009     13,452,576         9.23 - 9.37       125,390,131
                                         2008      6,585,179         7.64 - 7.69        50,537,984

  MIST AQR Global Risk                   2012      1,382,713       11.40 - 11.69        16,016,430
     Balanced Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock Global                  2012      4,283,793       10.18 - 10.41        44,438,080
     Tactical Strategies
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield              2012        677,325       21.13 - 26.78        16,244,048
     Sub-Account                         2011        600,616       18.54 - 23.15        12,434,639
     (Commenced 4/28/2008)               2010        730,796       18.51 - 22.79        14,888,941
                                         2009        517,570       16.35 - 19.84         9,210,269
                                         2008         58,901       11.75 - 12.73           717,110

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   -----------------
  MIST AllianceBernstein Global          2012        0.06         0.75 - 2.10            2.93 - 9.26
     Dynamic Allocation
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds                    2012        1.69         1.30 - 2.25          10.99 - 12.06
     Balanced Allocation                 2011        1.29         1.30 - 2.25        (4.29) - (3.40)
     Sub-Account                         2010        1.15         1.30 - 2.25           9.67 - 10.72
     (Commenced 4/28/2008)               2009          --         1.30 - 2.25          26.44 - 27.65
                                         2008        6.73         1.30 - 2.20      (30.35) - (29.86)

  MIST American Funds Bond               2012        2.52         1.30 - 2.25            2.57 - 3.55
     Sub-Account                         2011        2.22         1.30 - 2.25            3.44 - 4.42
     (Commenced 4/28/2008)               2010        1.91         1.30 - 2.25            3.74 - 4.73
                                         2009          --         1.30 - 2.25           9.63 - 10.67
                                         2008        9.75         1.30 - 2.20      (11.33) - (10.74)

  MIST American Funds Growth             2012        1.21         1.30 - 2.35          13.45 - 14.65
     Allocation Sub-Account              2011        1.11         1.30 - 2.35        (6.95) - (5.96)
     (Commenced 4/28/2008)               2010        0.88         1.30 - 2.35          10.86 - 12.02
                                         2009          --         1.30 - 2.20          31.11 - 32.31
                                         2008        7.03         1.30 - 2.20      (36.78) - (36.39)

  MIST American Funds Growth             2012        0.32         1.30 - 2.35          14.67 - 15.89
     Sub-Account                         2011        0.36         1.30 - 2.25        (6.71) - (5.83)
     (Commenced 4/28/2008)               2010        0.24         1.30 - 2.25          15.69 - 16.79
                                         2009          --         1.30 - 2.25          35.80 - 37.09
                                         2008        6.86         1.30 - 2.15      (42.63) - (42.33)

  MIST American Funds                    2012        1.54         1.30 - 2.35          14.70 - 15.92
     International Sub-Account           2011        1.50         1.30 - 2.35      (16.27) - (15.38)
     (Commenced 4/28/2008)               2010        0.83         1.30 - 2.35            4.42 - 5.51
                                         2009          --         1.30 - 2.20          39.44 - 40.72
                                         2008       11.67         1.30 - 2.15      (40.33) - (39.93)

  MIST American Funds Moderate           2012        2.05         1.30 - 2.20            8.42 - 9.40
     Allocation Sub-Account              2011        1.58         1.30 - 2.20        (1.99) - (1.10)
     (Commenced 4/28/2008)               2010        1.57         1.30 - 2.20            7.52 - 8.50
                                         2009          --         1.30 - 2.20          20.71 - 21.79
                                         2008        7.53         1.30 - 2.20      (23.73) - (23.24)

  MIST AQR Global Risk                   2012        0.01         0.75 - 2.20            3.10 - 9.73
     Balanced Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock Global                  2012          --         0.75 - 2.10            2.75 - 8.32
     Tactical Strategies
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield              2012        6.62         0.75 - 2.20          13.99 - 15.67
     Sub-Account                         2011        6.61         0.75 - 2.20            0.12 - 1.58
     (Commenced 4/28/2008)               2010        3.63         0.75 - 2.20          13.26 - 14.91
                                         2009        4.10         0.75 - 2.20          29.21 - 44.75
                                         2008          --         1.30 - 1.95      (25.48) - (25.16)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MIST BlackRock Large Cap               2012        593,073        9.63 - 11.41         6,609,137
     Core Sub-Account                    2011        526,928        8.66 - 10.15         5,254,597
     (Commenced 5/4/2009)                2010        264,061        8.81 - 10.21         2,642,554
                                         2009         85,136         7.99 - 9.15           768,673

  MIST Clarion Global Real Estate        2012      2,350,735       15.19 - 24.49        39,516,123
     Sub-Account                         2011      2,528,243       12.34 - 19.66        34,277,327
                                         2010      2,647,883       13.39 - 21.05        38,697,331
                                         2009      2,963,807       11.80 - 18.36        37,898,569
                                         2008      3,017,825        8.97 - 13.78        29,173,555

  MIST Dreman Small Cap Value            2012        515,860       14.22 - 15.53         7,917,855
     Sub-Account                         2011        530,589       12.57 - 13.57         7,126,054
     (Commenced 4/28/2008)               2010        396,464       14.29 - 15.25         5,987,971
                                         2009        296,874       12.21 - 12.89         3,801,580
                                         2008         79,596        9.75 - 10.08           798,756

  MIST Goldman Sachs Mid Cap             2012      1,049,942       15.38 - 16.85        17,068,463
     Value Sub-Account                   2011      1,161,737       13.34 - 14.45        16,271,354
                                         2010      1,280,385       14.57 - 15.63        19,465,973
                                         2009      1,482,733       12.01 - 12.74        18,467,822
                                         2008      1,740,044         9.29 - 9.76        16,667,850

  MIST Harris Oakmark                    2012      2,920,101       19.54 - 21.71        60,795,216
     International Sub-Account           2011      3,341,029       15.46 - 17.02        54,661,488
                                         2010      3,663,046       18.45 - 20.10        71,132,973
                                         2009      4,066,421       16.20 - 17.50        69,004,535
                                         2008      4,450,252       10.69 - 11.43        49,536,167

  MIST Invesco Balanced-Risk             2012     17,553,531         1.04 - 1.05        18,405,844
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Invesco Small Cap                 2012      2,729,300       10.50 - 18.26        46,464,081
     Growth Sub-Account                  2011      3,190,859        8.98 - 15.65        46,716,193
                                         2010      3,675,683        9.19 - 16.03        55,371,461
                                         2009      4,320,755        7.37 - 12.87        52,644,910
                                         2008      4,467,675         5.57 - 9.74        41,224,858

  MIST Janus Forty Sub-Account           2012         15,349     133.85 - 176.62         2,480,585
     (Commenced 5/3/2010)                2011          6,927     120.34 - 146.05           924,910
                                         2010          2,977     128.95 - 160.04           438,631

  MIST Jennison Large Cap Equity         2012        378,802         8.01 - 8.39         3,130,746
     Sub-Account                         2011        771,261         7.27 - 7.54         5,731,316
                                         2010      1,565,166         7.72 - 7.95        12,401,428
                                         2009        723,558         6.82 - 6.98         5,008,659
                                         2008        786,871         5.67 - 5.74         4,494,341

  MIST JPMorgan Global Active            2012      7,003,217         1.04 - 1.05         7,371,189
     Allocation Sub-Account
     (Commenced 4/30/2012)

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MIST BlackRock Large Cap               2012       0.95          0.75 - 1.90          11.18 - 12.47
     Core Sub-Account                    2011       0.81          0.75 - 1.90        (1.71) - (0.58)
     (Commenced 5/4/2009)                2010       0.86          0.75 - 1.90          10.25 - 11.53
                                         2009         --          0.75 - 1.90          22.54 - 23.49

  MIST Clarion Global Real Estate        2012       2.07          0.75 - 2.35          23.05 - 25.04
     Sub-Account                         2011       3.90          0.75 - 2.35        (7.78) - (6.29)
                                         2010       8.38          0.75 - 2.35          13.41 - 15.23
                                         2009       3.27          0.75 - 2.35          31.61 - 33.73
                                         2008       1.77          0.75 - 2.35      (43.01) - (42.37)

  MIST Dreman Small Cap Value            2012       0.64          0.75 - 1.90          13.18 - 14.49
     Sub-Account                         2011       1.47          0.75 - 1.90      (12.05) - (11.03)
     (Commenced 4/28/2008)               2010       0.69          0.75 - 1.90          17.01 - 18.35
                                         2009       0.66          0.75 - 1.90          26.34 - 27.81
                                         2008         --          0.75 - 1.65      (26.01) - (24.31)

  MIST Goldman Sachs Mid Cap             2012       0.60          1.30 - 2.35          15.36 - 16.58
     Value Sub-Account                   2011       0.50          1.30 - 2.35        (8.46) - (7.50)
                                         2010       1.02          1.30 - 2.35          21.35 - 22.63
                                         2009       1.23          1.30 - 2.35          29.24 - 30.59
                                         2008       0.79          1.30 - 2.35      (37.57) - (36.91)

  MIST Harris Oakmark                    2012       1.64          1.30 - 2.35          26.24 - 27.58
     International Sub-Account           2011         --          1.30 - 2.35      (16.24) - (15.36)
                                         2010       1.96          1.30 - 2.35          13.71 - 14.91
                                         2009       8.00          1.30 - 2.35          51.46 - 53.06
                                         2008       1.65          1.30 - 2.35      (42.18) - (41.65)

  MIST Invesco Balanced-Risk             2012       0.57          0.75 - 2.20            3.13 - 4.14
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Invesco Small Cap                 2012         --          1.30 - 2.35          15.47 - 16.85
     Growth Sub-Account                  2011         --          1.30 - 2.35        (3.37) - (2.22)
                                         2010         --          1.30 - 2.35          23.26 - 24.72
                                         2009         --          1.30 - 2.35          30.70 - 32.33
                                         2008         --          1.30 - 2.35      (39.54) - (39.46)

  MIST Janus Forty Sub-Account           2012       0.18          1.30 - 2.20          19.84 - 20.93
     (Commenced 5/3/2010)                2011       1.56          1.30 - 1.95        (9.33) - (8.74)
                                         2010         --          1.30 - 2.05            3.41 - 3.94

  MIST Jennison Large Cap Equity         2012       0.28          1.30 - 2.20          10.21 - 11.21
     Sub-Account                         2011       0.42          1.30 - 2.20        (5.93) - (5.08)
                                         2010       0.39          1.30 - 2.20          12.87 - 13.90
                                         2009       0.90          1.30 - 2.35          20.41 - 21.65
                                         2008         --          1.30 - 2.35      (43.13) - (42.48)

  MIST JPMorgan Global Active            2012       0.64          0.75 - 2.20            3.12 - 4.13
     Allocation Sub-Account
     (Commenced 4/30/2012)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO             NET
                                                    UNITS         HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MIST Legg Mason ClearBridge            2012      8,735,126        7.52 - 12.63        79,321,095
     Aggressive Growth                   2011      9,600,857        6.43 - 10.78        74,857,416
     Sub-Account                         2010      8,476,052        6.97 - 10.56        65,664,571
                                         2009      9,606,073         5.76 - 8.63        61,074,016
                                         2008     10,488,614         4.43 - 6.56        50,957,029

  MIST Loomis Sayles Global              2012      1,042,691       13.71 - 14.71        14,977,462
     Markets Sub-Account                 2011        962,736       12.01 - 12.74        12,022,681
                                         2010      1,177,416       12.48 - 13.10        15,232,698
                                         2009        899,578       10.47 - 10.88         9,662,261
                                         2008        825,508         7.61 - 7.83         6,398,758

  MIST Lord Abbett Bond                  2012      9,203,760       19.43 - 29.66       252,466,645
     Debenture Sub-Account               2011     10,339,658       19.01 - 26.46       254,363,555
                                         2010     11,836,616       16.94 - 25.52       281,708,830
                                         2009     13,193,447       15.20 - 22.76       280,934,170
                                         2008     14,022,797       11.27 - 16.77       220,576,786

  MIST Lord Abbett Mid Cap               2012      6,573,235       24.34 - 30.42       187,671,582
     Value Sub-Account                   2011      7,467,200       21.85 - 26.72       188,118,964
                                         2010      8,400,066       23.50 - 27.96       221,952,624
                                         2009      9,382,903       19.10 - 22.44       199,636,901
                                         2008      9,920,843       15.59 - 17.87       168,788,065

  MIST Met/Eaton Vance                   2012        317,752       10.61 - 10.91         3,433,894
     Floating Rate Sub-Account           2011        213,777       10.15 - 10.30         2,191,750
     (Commenced 5/3/2010)                2010         80,368       10.17 - 10.23           819,953

  MIST Met/Franklin Low                  2012      1,766,562        9.92 - 10.16        17,845,860
     Duration Total Return               2011      1,106,536         9.72 - 9.81        10,825,502
     Sub-Account
     (Commenced 5/2/2011)

  MIST Met/Franklin Mutual               2012     12,026,165        9.42 - 10.11       120,315,232
     Shares Sub-Account                  2011     12,673,692         8.46 - 8.94       112,391,750
     (Commenced 4/28/2008)               2010     10,810,938         8.70 - 9.06        97,287,113
                                         2009      7,563,677         8.01 - 8.22        61,898,072
                                         2008      1,891,505         6.57 - 6.63        12,517,180

  MIST Met/Franklin Templeton            2012     15,629,849       10.34 - 11.06       170,080,240
     Founding Strategy                   2011     16,846,859         9.10 - 9.60       159,648,015
     Sub-Account                         2010     17,030,051         9.47 - 9.85       166,052,572
     (Commenced 4/28/2008)               2009     15,445,257         8.80 - 9.02       138,383,715
                                         2008      7,133,612         6.99 - 7.07        50,236,249

  MIST Met/Templeton Growth              2012      2,300,307        9.86 - 19.04        23,969,317
     Sub-Account                         2011      2,608,275        8.22 - 15.77        22,462,217
     (Commenced 4/28/2008)               2010      1,376,347         9.00 - 9.28        12,725,815
                                         2009      1,004,927         8.52 - 8.69         8,707,599
                                         2008        355,286         6.56 - 6.60         2,341,967

  MIST Met/Templeton                     2012        400,203       13.32 - 13.84         5,481,320
     International Bond                  2011        352,964       11.86 - 12.20         4,276,366
     Sub-Account                         2010        169,000       12.12 - 12.33         2,069,263
     (Commenced 5/4/2009)                2009         18,597       10.88 - 10.90           202,561

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME          LOWEST TO           LOWEST TO
                                                  RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                               --------------  ----------------   ------------------
  MIST Legg Mason ClearBridge            2012        0.04         0.75 - 2.35          15.74 - 17.62
     Aggressive Growth                   2011        0.01         0.75 - 2.35          (3.63) - 2.12
     Sub-Account                         2010        0.01         1.30 - 2.35          20.92 - 22.32
                                         2009        0.02         1.30 - 2.35          29.87 - 31.60
                                         2008          --         1.30 - 2.35      (40.46) - (39.82)

  MIST Loomis Sayles Global              2012        2.34         1.30 - 2.35          14.20 - 15.41
     Markets Sub-Account                 2011        2.49         1.30 - 2.35        (3.77) - (2.75)
                                         2010        3.24         1.30 - 2.35          19.18 - 20.43
                                         2009        2.06         1.30 - 2.35          37.54 - 39.00
                                         2008        4.84         1.30 - 2.35      (40.69) - (40.05)

  MIST Lord Abbett Bond                  2012        7.24         0.75 - 2.35          10.31 - 12.23
     Debenture Sub-Account               2011        6.07         0.75 - 2.35            2.04 - 3.94
                                         2010        6.32         0.75 - 2.35          10.34 - 12.22
                                         2009        7.43         0.75 - 2.35          33.60 - 35.96
                                         2008        4.34         0.75 - 2.35      (19.73) - (19.18)

  MIST Lord Abbett Mid Cap               2012        0.47         0.75 - 2.20          12.19 - 14.02
     Value Sub-Account                   2011        0.57         0.75 - 2.15        (5.75) - (4.28)
                                         2010        0.64         0.75 - 2.05          22.98 - 24.78
                                         2009        2.21         0.75 - 2.05          23.96 - 25.79
                                         2008        0.62         0.75 - 1.95      (40.27) - (39.22)

  MIST Met/Eaton Vance                   2012        3.04         1.30 - 2.35            4.83 - 5.94
     Floating Rate Sub-Account           2011        2.21         1.30 - 2.20          (0.16) - 0.69
     (Commenced 5/3/2010)                2010          --         1.30 - 2.15            1.71 - 2.30

  MIST Met/Franklin Low                  2012        1.86         0.75 - 2.20            2.11 - 3.61
     Duration Total Return               2011          --         0.75 - 2.05        (2.63) - (1.79)
     Sub-Account
     (Commenced 5/2/2011)

  MIST Met/Franklin Mutual               2012        0.57         0.75 - 2.25          11.37 - 13.06
     Shares Sub-Account                  2011        2.77         0.75 - 2.25        (2.75) - (1.28)
     (Commenced 4/28/2008)               2010          --         0.75 - 2.25           8.55 - 10.18
                                         2009          --         0.75 - 2.25          22.10 - 23.95
                                         2008        6.17         0.75 - 2.05      (34.29) - (33.69)

  MIST Met/Franklin Templeton            2012        4.01         0.75 - 2.20          13.58 - 15.25
     Founding Strategy                   2011        1.71         0.75 - 2.20        (3.90) - (2.49)
     Sub-Account                         2010          --         0.75 - 2.20            7.66 - 9.22
     (Commenced 4/28/2008)               2009          --         0.75 - 2.20          25.75 - 27.60
                                         2008        3.69         0.75 - 2.20      (30.08) - (29.29)

  MIST Met/Templeton Growth              2012        1.62         0.75 - 1.90          19.90 - 21.45
     Sub-Account                         2011        0.86         0.75 - 1.90        (8.65) - (7.38)
     (Commenced 4/28/2008)               2010        1.07         0.75 - 1.90            5.63 - 6.85
                                         2009        0.02         0.75 - 1.90          30.12 - 31.63
                                         2008        1.00         0.75 - 1.65      (34.39) - (33.99)

  MIST Met/Templeton                     2012        9.65         0.75 - 1.80          12.24 - 13.43
     International Bond                  2011        6.06         0.75 - 1.80        (2.10) - (1.07)
     Sub-Account                         2010        0.37         0.75 - 1.80           4.20 - 12.08
     (Commenced 5/4/2009)                2009          --         1.30 - 1.60            8.80 - 9.00

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST MetLife Aggressive                2012     14,537,359       10.46 - 13.09        178,338,412
     Strategy Sub-Account                2011     15,775,326        9.09 - 11.30        168,280,842
                                         2010     17,260,094        9.78 - 12.08        198,100,052
                                         2009     18,139,859        8.52 - 10.45        181,304,081
                                         2008     20,155,167         6.51 - 7.93        154,286,175

  MIST MetLife Balanced Plus             2012      7,650,490       10.33 - 10.58         80,785,959
     Sub-Account
     (Commenced 1/3/2012)

  MIST MetLife Balanced                  2012    197,011,812       11.18 - 13.70      2,594,213,239
     Strategy Sub-Account                2011    207,920,698        9.95 - 12.12      2,431,515,757
                                         2010    193,332,452       10.27 - 12.42      2,318,147,547
                                         2009    174,627,957        9.17 - 11.02      1,859,813,329
                                         2008    147,575,188         7.24 - 8.65      1,235,764,079

  MIST MetLife Defensive                 2012     33,742,779       12.28 - 13.99        446,509,240
     Strategy Sub-Account                2011     33,539,911       11.33 - 12.71        405,417,433
                                         2010     31,892,038       11.40 - 12.58        383,256,299
                                         2009     28,585,107       10.52 - 11.43        313,812,189
                                         2008     20,521,525         8.77 - 9.37        185,501,306

  MIST MetLife Growth                    2012    118,697,237       10.73 - 13.48      1,506,611,565
     Strategy Sub-Account                2011    127,969,483        9.40 - 11.73      1,424,650,304
                                         2010    137,947,035        9.92 - 12.30      1,619,862,396
                                         2009    146,128,352        8.71 - 10.73      1,507,800,031
                                         2008    144,681,997         6.79 - 8.31      1,162,467,001

  MIST MetLife Moderate                  2012     71,904,099       12.27 - 13.99        962,702,252
     Strategy Sub-Account                2011     74,398,177       11.18 - 12.54        896,942,380
                                         2010     69,016,105       11.46 - 12.65        840,358,813
                                         2009     61,993,623       10.44 - 11.34        677,808,153
                                         2008     48,839,803         8.48 - 9.06        427,462,530

  MIST MFS Emerging Markets              2012      4,605,777       11.09 - 21.16         56,184,457
     Equity Sub-Account                  2011      5,082,239        9.55 - 18.02         52,679,213
                                         2010      5,557,697       12.03 - 22.40         71,913,866
                                         2009      5,035,625        9.96 - 18.32         53,586,138
                                         2008      3,919,168        6.03 - 10.98         25,433,250

  MIST MFS Research                      2012      8,474,288       13.34 - 22.18        133,415,326
     International Sub-Account           2011      9,028,217       11.69 - 19.12        123,865,118
                                         2010      9,354,056       13.39 - 21.53        146,069,481
                                         2009      9,683,890       12.29 - 19.45        138,034,495
                                         2008     10,212,094        9.56 - 14.87        112,943,686

  MIST MLA Mid Cap                       2012      2,764,192       13.74 - 16.51         41,608,695
     Sub-Account                         2011      3,102,718       13.35 - 15.77         44,861,730
                                         2010      3,272,897       14.41 - 16.77         50,499,503
                                         2009      3,546,544       12.00 - 13.72         45,027,303
                                         2008      3,701,818        8.97 - 10.09         34,752,509

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MIST MetLife Aggressive                2012        0.64         0.75 - 2.35          14.02 - 15.87
     Strategy Sub-Account                2011        1.12         0.75 - 2.35        (7.96) - (6.47)
                                         2010        1.21         0.75 - 2.35          13.80 - 15.63
                                         2009          --         0.75 - 2.35          29.56 - 31.65
                                         2008        3.21         0.75 - 2.35      (49.30) - (41.30)

  MIST MetLife Balanced Plus             2012          --         0.75 - 2.20           4.08 - 12.26
     Sub-Account
     (Commenced 1/3/2012)

  MIST MetLife Balanced                  2012        2.12         0.75 - 2.35          11.27 - 13.08
     Strategy Sub-Account                2011        1.56         0.75 - 2.35        (3.98) - (2.44)
                                         2010        2.08         0.75 - 2.35          10.96 - 12.74
                                         2009          --         0.75 - 2.35          25.35 - 27.39
                                         2008        4.74         0.75 - 2.35      (40.51) - (32.42)

  MIST MetLife Defensive                 2012        2.80         0.75 - 2.35           8.32 - 10.08
     Strategy Sub-Account                2011        2.22         0.75 - 2.35          (0.59) - 1.02
                                         2010        3.15         0.75 - 2.35           8.32 - 10.07
                                         2009        2.86         0.75 - 2.35          20.05 - 22.00
                                         2008        1.37         0.75 - 2.35      (22.46) - (21.26)

  MIST MetLife Growth                    2012        1.65         0.75 - 2.35          13.02 - 14.85
     Strategy Sub-Account                2011        1.54         0.75 - 2.35        (6.10) - (4.59)
                                         2010        1.72         0.75 - 2.35          12.81 - 14.62
                                         2009          --         0.75 - 2.35          27.08 - 29.13
                                         2008        3.45         0.75 - 2.35      (46.99) - (38.31)

  MIST MetLife Moderate                  2012        2.63         0.75 - 2.35           9.77 - 11.55
     Strategy Sub-Account                2011        1.80         0.75 - 2.35        (2.43) - (0.86)
                                         2010        2.53         0.75 - 2.35           9.79 - 11.55
                                         2009        3.26         0.75 - 2.35          23.16 - 25.14
                                         2008        1.76         0.75 - 2.35      (28.07) - (26.99)

  MIST MFS Emerging Markets              2012        0.76         0.75 - 2.35          16.12 - 18.00
     Equity Sub-Account                  2011        1.48         0.75 - 2.35      (20.59) - (19.31)
                                         2010        1.00         0.75 - 2.35          20.79 - 22.72
                                         2009        1.59         0.75 - 2.35          65.01 - 67.70
                                         2008        0.65         0.75 - 2.35      (56.59) - (22.35)

  MIST MFS Research                      2012        1.96         0.75 - 2.35          13.98 - 15.98
     International Sub-Account           2011        1.94         0.75 - 2.35      (12.79) - (11.19)
                                         2010        1.75         0.75 - 2.35           8.83 - 10.71
                                         2009        3.20         0.75 - 2.35          28.50 - 30.81
                                         2008        2.02         0.75 - 2.35      (43.63) - (42.74)

  MIST MLA Mid Cap                       2012        0.48         0.75 - 2.35            2.83 - 4.69
     Sub-Account                         2011        0.80         0.75 - 2.35        (7.47) - (5.94)
                                         2010        0.95         0.75 - 2.35          20.00 - 22.22
                                         2009        1.26         0.75 - 2.35          33.58 - 35.98
                                         2008        1.14         0.75 - 2.35      (39.68) - (38.66)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  MIST Morgan Stanley Mid Cap            2012       4,428,112      12.94 - 15.10         63,342,932
     Growth Sub-Account                  2011       4,659,921      12.07 - 13.90         61,573,810
                                         2010       4,818,910      13.21 - 15.02         68,961,080
                                         2009       4,839,057      10.20 - 11.44         52,932,593
                                         2008       4,629,395        6.61 - 7.31         32,463,804

  MIST PIMCO Inflation Protected         2012       7,448,982      14.82 - 17.30        121,500,435
     Bond Sub-Account                    2011       7,526,508      13.90 - 15.97        113,654,208
                                         2010       7,113,170      12.81 - 14.48         97,212,565
                                         2009       6,189,735      12.17 - 13.54         79,015,035
                                         2008       5,260,106      10.55 - 11.20         57,561,334

  MIST PIMCO Total Return                2012      31,210,077      16.29 - 19.76        572,578,074
     Sub-Account                         2011      32,853,798      15.25 - 18.19        558,129,340
                                         2010      30,861,530      15.12 - 17.74        512,523,271
                                         2009      29,925,971      14.30 - 16.50        463,386,876
                                         2008      23,369,511      12.39 - 14.06        308,644,622

  MIST Pioneer Fund Sub-Account          2012       5,289,087      11.05 - 21.94         87,399,431
                                         2011       5,949,995      10.14 - 19.99         88,342,563
                                         2010       6,459,343      10.77 - 21.10        100,019,549
                                         2009       7,155,477       9.40 - 18.29         95,301,242
                                         2008         103,010      12.72 - 14.88          1,497,978

  MIST Pioneer Strategic Income          2012         624,096      13.43 - 32.11         14,636,515
     Sub-Account                         2011         610,107      12.32 - 28.98         12,748,172
                                         2010         420,179      12.19 - 28.18          9,868,843
                                         2009         243,858      21.60 - 25.31          5,986,626
                                         2008         167,799      16.54 - 19.16          3,108,979

  MIST Pyramis Government                2012         544,311      10.81 - 11.06          5,996,997
     Income Sub-Account
     (Commenced 1/3/2012)

  MIST RCM Technology                    2012       2,298,467        6.17 - 6.86         14,934,177
     Sub-Account                         2011       1,779,726        5.63 - 6.20         10,635,784
                                         2010       2,029,711        6.39 - 6.97         13,671,946
                                         2009       2,129,052        5.12 - 5.53         11,419,520
                                         2008       2,054,635        3.29 - 3.53          7,051,064

  MIST Schroders Global                  2012       5,045,943        1.06 - 1.07          5,397,219
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012      12,363,629      12.22 - 13.58        162,452,437
     ETF Sub-Account                     2011      12,724,330      11.07 - 12.13        149,799,689
                                         2010      10,621,952      11.20 - 12.09        124,729,784
                                         2009       7,874,421      10.20 - 10.85         83,204,629
                                         2008       5,706,322        8.39 - 8.60         48,880,309

  MIST SSgA Growth ETF                   2012       4,134,490      11.63 - 12.92         50,750,185
     Sub-Account                         2011       4,414,150      10.44 - 11.32         47,811,625
                                         2010       4,136,142      10.88 - 11.65         46,397,024
                                         2009       3,535,741       9.77 - 10.28         35,260,685
                                         2008       2,631,694        7.73 - 7.88         20,650,547

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST Morgan Stanley Mid Cap            2012          --         0.75 - 1.90            7.21 - 8.62
     Growth Sub-Account                  2011        0.61         0.75 - 1.90        (8.67) - (7.45)
                                         2010        0.03         0.75 - 1.90          29.60 - 31.28
                                         2009          --         0.75 - 1.90          54.31 - 56.49
                                         2008        1.43         0.75 - 1.90      (47.75) - (47.14)

  MIST PIMCO Inflation Protected         2012        3.02         0.75 - 2.35            6.58 - 8.31
     Bond Sub-Account                    2011        1.61         0.75 - 2.35           8.56 - 10.31
                                         2010        2.31         0.75 - 2.35            5.26 - 6.96
                                         2009        3.36         0.75 - 2.35           9.41 - 16.53
                                         2008        3.71         1.30 - 2.35        (9.05) - (8.12)

  MIST PIMCO Total Return                2012        3.17         0.75 - 2.35            6.72 - 8.63
     Sub-Account                         2011        2.67         0.75 - 2.35            0.78 - 2.55
                                         2010        3.54         0.75 - 2.35            5.65 - 7.50
                                         2009        6.88         0.75 - 2.35          15.29 - 17.39
                                         2008        3.77         0.75 - 2.35        (1.82) - (0.21)

  MIST Pioneer Fund Sub-Account          2012        1.52         0.75 - 1.95            8.23 - 9.76
                                         2011        1.23         0.75 - 1.95        (6.70) - (5.26)
                                         2010        0.90         0.75 - 2.20          13.41 - 15.35
                                         2009        0.10         0.75 - 2.05          21.55 - 27.31
                                         2008        0.75         0.75 - 1.80      (34.06) - (33.33)

  MIST Pioneer Strategic Income          2012        4.74         0.75 - 2.20           9.02 - 10.79
     Sub-Account                         2011        4.46         0.75 - 2.20            1.22 - 2.86
                                         2010        4.43         0.75 - 2.15           4.78 - 11.34
                                         2009        4.86         0.75 - 1.90          30.59 - 32.09
                                         2008        6.24         0.75 - 1.90      (13.58) - (11.42)

  MIST Pyramis Government                2012        0.01         0.75 - 2.10            1.07 - 2.37
     Income Sub-Account
     (Commenced 1/3/2012)

  MIST RCM Technology                    2012          --         1.30 - 2.35           9.50 - 10.66
     Sub-Account                         2011          --         1.30 - 2.35      (12.00) - (11.06)
                                         2010          --         1.30 - 2.35          24.73 - 26.04
                                         2009          --         1.30 - 2.35          55.30 - 56.92
                                         2008       13.86         1.30 - 2.35      (45.71) - (45.10)

  MIST Schroders Global                  2012        1.42         0.75 - 2.00            5.25 - 6.14
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012        2.36         0.75 - 2.20          10.38 - 12.00
     ETF Sub-Account                     2011        1.68         0.75 - 2.20          (1.13) - 0.31
                                         2010        1.27         0.75 - 2.20           9.80 - 11.40
                                         2009        1.93         0.75 - 2.20          22.17 - 24.32
                                         2008        1.81         1.30 - 2.05      (26.85) - (26.05)

  MIST SSgA Growth ETF                   2012        1.95         0.75 - 2.20          12.52 - 14.17
     Sub-Account                         2011        1.58         0.75 - 2.05        (4.12) - (2.86)
                                         2010        1.51         0.75 - 2.05          11.84 - 13.30
                                         2009        1.73         0.75 - 1.95          26.60 - 28.99
                                         2008        1.49         1.30 - 1.90      (34.27) - (33.89)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                              ---------------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO            NET
                                                   UNITS          HIGHEST ($)       ASSETS ($)
                                              -------------   -----------------   ---------------
  MIST T. Rowe Price Large Cap          2012     10,675,620       16.64 - 62.93       586,755,456
     Value Sub-Account                  2011     12,522,601       14.19 - 53.66       590,684,856
                                        2010     14,134,367       14.87 - 56.24       702,128,967
                                        2009     15,593,590       12.78 - 48.34       669,088,087
                                        2008     17,054,222       10.86 - 41.08       622,711,660

  MIST T. Rowe Price Mid Cap            2012      6,292,266       10.34 - 12.08        70,400,134
     Growth Sub-Account                 2011      6,972,220        9.30 - 10.72        69,666,727
                                        2010      8,396,880        9.67 - 10.99        86,739,534
                                        2009      9,444,336         7.75 - 8.68        77,636,322
                                        2008      9,296,506         5.45 - 6.02        53,358,584

  MIST Third Avenue Small Cap           2012      2,744,669       16.91 - 20.89        49,647,860
     Value Sub-Account                  2011      3,218,372       14.67 - 17.92        50,131,398
                                        2010      3,834,160       16.49 - 19.90        66,822,076
                                        2009      3,942,016       14.06 - 16.80        58,216,200
                                        2008      4,169,845       11.38 - 13.43        49,514,631

  MIST Turner Mid Cap Growth            2012        678,272       12.74 - 13.95         9,150,297
     Sub-Account                        2011        749,654       12.30 - 13.33         9,703,933
                                        2010        843,568       13.61 - 14.60        12,006,155
                                        2009      1,004,871       10.96 - 11.63        11,434,181
                                        2008      1,062,658         7.62 - 8.01         8,353,014

  MIST Van Kampen Comstock              2012      8,705,476       10.86 - 12.28       104,439,830
     Sub-Account                        2011      9,579,280        9.39 - 10.45        98,062,309
                                        2010      9,660,454        9.76 - 10.68       101,320,183
                                        2009      9,148,538         8.70 - 9.37        84,373,555
                                        2008      7,709,294         7.03 - 7.46        56,710,624

  MSF Baillie Gifford International     2012        407,507        8.38 - 14.42         5,455,286
     Stock Sub-Account                  2011        430,001        7.11 - 12.18         4,882,027
                                        2010        457,537        9.00 - 15.39         6,585,095
                                        2009        483,148        8.51 - 14.52         6,592,339
                                        2008        458,361        7.07 - 12.02         5,203,943

  MSF Barclays Capital Aggregate        2012        192,855       14.98 - 17.02         3,109,297
     Bond Index Sub-Account             2011        175,717       14.79 - 16.65         2,752,709
     (Commenced 5/4/2009)               2010        133,054       14.11 - 15.74         1,975,112
                                        2009        100,819       13.65 - 15.09         1,430,073

  MSF BlackRock Bond Income             2012      1,413,863       50.63 - 70.96        93,742,723
     Sub-Account                        2011      1,437,066       48.10 - 66.65        89,516,238
                                        2010      1,330,597       46.11 - 63.17        78,335,454
                                        2009      1,093,871       43.49 - 58.89        59,758,262
                                        2008        712,480       40.59 - 54.34        35,026,887

  MSF BlackRock Legacy Large            2012      2,764,842        1.36 - 37.48         9,869,170
     Cap Growth Sub-Account             2011      3,186,827        1.20 - 33.02         9,935,283
     (Commenced 5/4/2009)               2010      3,626,675        1.34 - 36.53        10,802,846
                                        2009      4,337,851        1.14 - 30.72         9,259,728

                                                        FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------------------------
                                              INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                 INCOME           LOWEST TO           LOWEST TO
                                                RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                              -------------  -----------------   -----------------
  MIST T. Rowe Price Large Cap          2012       1.56         0.75 - 2.35          15.22 - 17.27
     Value Sub-Account                  2011       0.75         0.75 - 2.35        (6.24) - (4.58)
                                        2010       1.14         0.75 - 2.35          14.30 - 16.33
                                        2009       2.37         0.75 - 2.35          15.64 - 17.67
                                        2008       1.71         0.75 - 2.35      (36.75) - (36.74)

  MIST T. Rowe Price Mid Cap            2012         --         0.85 - 2.35          11.03 - 12.72
     Growth Sub-Account                 2011         --         0.85 - 2.35        (3.93) - (2.48)
                                        2010         --         0.85 - 2.35          24.72 - 26.60
                                        2009         --         0.85 - 2.35          42.11 - 44.24
                                        2008       0.01         0.85 - 2.35      (41.08) - (40.28)

  MIST Third Avenue Small Cap           2012         --         1.30 - 2.35          15.23 - 16.62
     Value Sub-Account                  2011       1.12         1.30 - 2.35       (11.09) - (9.96)
                                        2010       1.22         1.30 - 2.35          17.11 - 18.47
                                        2009       1.17         1.30 - 2.35          23.51 - 25.05
                                        2008       0.77         1.30 - 2.35      (31.36) - (30.67)

  MIST Turner Mid Cap Growth            2012         --         1.30 - 2.35            3.54 - 4.64
     Sub-Account                        2011         --         1.30 - 2.35        (9.61) - (8.65)
                                        2010         --         1.30 - 2.35          24.21 - 25.51
                                        2009         --         1.30 - 2.35          43.76 - 45.27
                                        2008         --         1.30 - 2.35      (49.50) - (48.95)

  MIST Van Kampen Comstock              2012       1.29         0.75 - 2.35          15.67 - 17.54
     Sub-Account                        2011       1.12         0.75 - 2.35        (3.76) - (2.22)
                                        2010       1.50         0.75 - 2.35          12.19 - 14.00
                                        2009       2.32         0.75 - 2.35          23.63 - 25.61
                                        2008       1.74         0.75 - 2.35      (37.46) - (36.40)

  MSF Baillie Gifford International     2012       1.11         0.85 - 1.90          17.11 - 18.35
     Stock Sub-Account                  2011       1.58         0.85 - 1.90      (21.63) - (20.81)
                                        2010       1.39         0.85 - 1.90            4.85 - 5.96
                                        2009       0.39         0.85 - 1.90          19.59 - 20.86
                                        2008       2.82         0.85 - 1.90      (44.89) - (44.68)

  MSF Barclays Capital Aggregate        2012       3.51         1.30 - 2.20            1.32 - 2.24
     Bond Index Sub-Account             2011       3.07         1.30 - 2.20            4.83 - 5.77
     (Commenced 5/4/2009)               2010       3.58         1.30 - 2.20            3.35 - 4.29
                                        2009         --         1.30 - 2.20            2.24 - 2.86

  MSF BlackRock Bond Income             2012       2.52         0.75 - 1.90            5.25 - 6.48
     Sub-Account                        2011       3.71         0.75 - 1.90            4.31 - 5.51
                                        2010       3.57         0.75 - 1.90            6.04 - 7.26
                                        2009       6.04         0.75 - 1.90            7.13 - 8.37
                                        2008       4.80         0.75 - 1.90        (5.49) - (4.38)

  MSF BlackRock Legacy Large            2012       0.32         0.75 - 1.90          12.21 - 13.51
     Cap Growth Sub-Account             2011       0.19         0.75 - 1.80       (10.57) - (9.63)
     (Commenced 5/4/2009)               2010       0.23         0.75 - 1.80          17.68 - 18.93
                                        2009         --         0.75 - 1.80          29.20 - 30.09

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF BlackRock Money Market             2012     11,671,729        9.33 - 11.11        118,277,869
     Sub-Account                         2011     12,722,462        9.55 - 11.20        130,635,278
                                         2010     12,146,399        9.77 - 11.28        126,563,583
                                         2009     16,896,220        9.99 - 11.37        178,892,462
                                         2008     22,607,243       10.19 - 11.42        242,294,762

  MSF Davis Venture Value                2012     12,607,989       12.26 - 39.59        199,635,905
     Sub-Account                         2011     14,326,344       11.12 - 35.39        203,251,430
                                         2010     16,224,420       11.87 - 37.21        239,139,043
                                         2009     17,270,503       10.86 - 33.53        226,832,922
                                         2008     17,609,616        8.43 - 25.63        172,632,119

  MSF Jennison Growth                    2012     11,335,513        5.81 - 16.72        123,848,829
     Sub-Account                         2011      4,345,644        5.10 - 14.60         49,789,424
                                         2010      4,903,257        5.16 - 14.69         56,877,740
                                         2009      5,323,714        4.70 - 13.31         56,317,673
                                         2008      5,593,496         3.41 - 9.62         42,901,376

  MSF Loomis Sayles Small Cap            2012      1,207,677       11.19 - 12.80         14,713,432
     Growth Sub-Account                  2011      1,364,085       10.29 - 11.63         15,165,191
                                         2010      1,509,481       10.21 - 11.41         16,497,569
                                         2009      1,686,737         7.92 - 8.75         14,181,458
                                         2008      1,480,050         6.22 - 6.80          9,662,816

  MSF Met/Artisan Mid Cap                2012      2,399,851       14.54 - 16.18         37,104,282
     Value Sub-Account                   2011      2,732,053       13.33 - 14.69         38,493,096
                                         2010      3,104,102       12.80 - 13.98         41,776,284
                                         2009      3,600,989       11.41 - 12.34         42,984,311
                                         2008      3,947,813         8.27 - 8.85         33,953,721

  MSF Met/Dimensional                    2012        132,829       16.05 - 17.01          2,209,316
     International Small Company         2011        165,015       13.88 - 14.54          2,355,244
     Sub-Account                         2010        128,511       16.95 - 17.49          2,210,341
     (Commenced 11/10/2008)              2009         83,514       14.14 - 14.37          1,187,763
                                         2008          3,592       10.13 - 10.14             36,397

  MSF MetLife Mid Cap Stock              2012        157,701       17.30 - 19.36          2,885,826
     Index Sub-Account                   2011        128,329       15.08 - 16.72          2,022,706
     (Commenced 5/4/2009)                2010         59,087       15.77 - 17.33            972,206
                                         2009         39,029       12.80 - 13.94            521,712

  MSF MetLife Stock Index                2012      2,675,025       10.35 - 13.74         35,257,651
     Sub-Account                         2011      2,855,765        9.06 - 12.06         33,187,748
                                         2010      2,900,545        9.03 - 12.02         33,773,010
                                         2009      3,098,322        7.97 - 10.64         32,030,625
                                         2008      3,163,371         6.40 - 8.56         26,361,067

  MSF MFS Total Return                   2012      2,882,861       13.54 - 58.06        101,343,003
     Sub-Account                         2011      3,108,333       12.38 - 52.56         97,826,866
                                         2010      3,364,172       12.34 - 51.83        100,678,402
                                         2009      3,547,041       11.44 - 47.56         91,620,811
                                         2008      3,343,530        9.85 - 40.51         67,457,508

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF BlackRock Money Market             2012          --         0.75 - 2.35        (2.34) - (0.75)
     Sub-Account                         2011          --         0.75 - 2.35        (2.32) - (0.74)
                                         2010          --         0.75 - 2.35        (2.32) - (0.75)
                                         2009        0.29         0.75 - 2.35        (2.07) - (0.43)
                                         2008        2.49         0.75 - 2.35            0.30 - 1.78

  MSF Davis Venture Value                2012        0.71         0.75 - 2.35          10.07 - 11.86
     Sub-Account                         2011        1.03         0.75 - 2.35        (6.40) - (4.89)
                                         2010        0.90         0.75 - 2.35           9.22 - 10.98
                                         2009        1.38         0.75 - 2.35          28.77 - 30.84
                                         2008        1.20         0.75 - 2.35      (40.76) - (39.91)

  MSF Jennison Growth                    2012        0.01         0.75 - 2.35         (3.90) - 14.69
     Sub-Account                         2011        0.06         0.75 - 2.35        (2.11) - (0.53)
                                         2010        0.41         0.75 - 2.35           8.74 - 10.49
                                         2009          --         0.75 - 2.35          36.32 - 38.52
                                         2008        2.21         0.75 - 2.35      (37.43) - (37.04)

  MSF Loomis Sayles Small Cap            2012          --         0.75 - 1.90           8.80 - 10.06
     Growth Sub-Account                  2011          --         0.75 - 1.90            0.82 - 1.98
                                         2010          --         0.75 - 1.90          28.88 - 30.36
                                         2009          --         0.75 - 1.90          27.23 - 28.71
                                         2008          --         0.75 - 1.90      (42.46) - (41.73)

  MSF Met/Artisan Mid Cap                2012        0.79         1.30 - 2.35           8.98 - 10.13
     Value Sub-Account                   2011        0.78         1.30 - 2.35            4.02 - 5.11
                                         2010        0.59         1.30 - 2.35          12.09 - 13.28
                                         2009        0.83         1.30 - 2.35          37.92 - 39.37
                                         2008        0.04         1.30 - 2.35      (47.29) - (46.85)

  MSF Met/Dimensional                    2012        2.31         0.75 - 2.15          15.38 - 17.02
     International Small Company         2011        2.33         0.75 - 2.15      (18.07) - (16.88)
     Sub-Account                         2010        1.32         0.75 - 2.20          19.74 - 21.67
     (Commenced 11/10/2008)              2009          --         0.75 - 2.15          39.51 - 40.87
                                         2008          --         1.30 - 1.80            0.43 - 0.50

  MSF MetLife Mid Cap Stock              2012        0.70         1.30 - 2.20          14.70 - 15.74
     Index Sub-Account                   2011        0.64         1.30 - 2.20        (4.36) - (3.50)
     (Commenced 5/4/2009)                2010        0.67         1.30 - 2.20          23.19 - 24.29
                                         2009          --         1.30 - 2.20          28.37 - 29.16

  MSF MetLife Stock Index                2012        1.58         1.30 - 2.20          12.90 - 14.14
     Sub-Account                         2011        1.49         1.30 - 2.20          (0.58) - 0.44
                                         2010        1.59         1.30 - 2.20          12.01 - 13.27
                                         2009        2.43         1.30 - 2.20          23.18 - 24.54
                                         2008        1.69         1.30 - 2.25      (38.06) - (37.92)

  MSF MFS Total Return                   2012        2.67         0.75 - 1.90           9.20 - 10.47
     Sub-Account                         2011        2.55         0.75 - 1.90            0.24 - 1.40
                                         2010        2.81         0.75 - 1.90            7.73 - 8.98
                                         2009        3.89         0.75 - 1.90          16.08 - 17.42
                                         2008        3.39         0.75 - 1.90      (23.70) - (22.93)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  MSF MFS Value Sub-Account              2012      2,908,311       15.39 - 18.17         51,556,774
     (Commenced 4/28/2008)               2011      2,696,793       13.48 - 15.74         41,535,628
                                         2010      1,862,563       13.65 - 15.76         28,735,680
                                         2009        962,018       12.52 - 14.28         13,534,623
                                         2008        194,021       10.69 - 11.93          2,284,892

  MSF MSCI EAFE Index                    2012        115,412       11.38 - 12.84          1,428,217
     Sub-Account                         2011         69,134        9.86 - 11.03            732,359
     (Commenced 5/4/2009)                2010         52,435       11.54 - 12.79            639,986
                                         2009         40,712       10.94 - 12.03            467,108

  MSF Neuberger Berman                   2012         86,174       17.28 - 18.63          1,568,334
     Genesis Sub-Account                 2011         96,711       16.05 - 17.19          1,630,216
                                         2010        118,405       15.50 - 16.51          1,918,839
                                         2009        122,821       13.02 - 13.78          1,665,321
                                         2008        143,291       11.76 - 12.38          1,744,619

  MSF Oppenheimer Global                 2012      1,019,300       18.63 - 22.35         21,942,397
     Equity Sub-Account                  2011      1,147,037       15.67 - 18.58         20,591,996
                                         2010      1,132,139       17.43 - 20.44         22,327,452
                                         2009      1,009,176       15.33 - 17.77         17,331,575
                                         2008        955,438       11.17 - 12.80         11,822,022

  MSF Russell 2000 Index                 2012        120,336       16.92 - 19.22          2,196,528
     Sub-Account                         2011         93,349       14.92 - 16.80          1,492,191
     (Commenced 5/4/2009)                2010         53,368       16.04 - 17.79            896,513
                                         2009         35,011       12.95 - 13.77            470,933

  MSF T. Rowe Price Large Cap            2012      2,780,202       14.98 - 17.92         44,701,193
     Growth Sub-Account                  2011      3,161,388       12.87 - 15.19         43,429,966
                                         2010      3,645,167       12.97 - 15.50         51,472,039
                                         2009      4,174,670       11.60 - 13.35         51,232,142
                                         2008      4,614,190         8.27 - 9.39         40,130,482

  MSF T. Rowe Price Small Cap            2012        487,872       19.15 - 23.38         10,185,329
     Growth Sub-Account                  2011        554,041       16.84 - 20.29         10,132,259
                                         2010        606,868       16.92 - 20.11         11,089,062
                                         2009        642,589       12.81 - 15.04          8,843,239
                                         2008        702,633        9.41 - 10.91          7,075,202

  MSF Van Eck Global Natural             2012        313,419       15.12 - 16.07          4,971,114
     Resources Sub-Account               2011        286,505       15.07 - 15.78          4,471,552
     (Commenced 5/4/2009)                2010        117,778       18.63 - 19.08          2,219,740
                                         2009         26,708       14.71 - 14.80            394,811

  MSF Western Asset                      2012        349,579       26.66 - 30.47         10,149,053
     Management Strategic Bond           2011        469,062       24.42 - 27.72         12,444,974
     Opportunities Sub-Account           2010        224,535       23.90 - 26.48          5,716,276
                                         2009        257,500       21.64 - 23.82          5,903,288
                                         2008        264,015       16.47 - 18.27          4,656,112

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF MFS Value Sub-Account              2012       1.68          0.75 - 1.90          14.12 - 15.45
     (Commenced 4/28/2008)               2011       1.23          0.75 - 1.90        (1.25) - (0.11)
                                         2010       1.03          0.75 - 1.90           4.35 - 10.35
                                         2009         --          0.75 - 1.90          18.31 - 19.68
                                         2008         --          0.75 - 1.80      (30.45) - (29.95)

  MSF MSCI EAFE Index                    2012       2.39          1.30 - 2.15          15.42 - 16.41
     Sub-Account                         2011       2.54          1.30 - 2.15      (14.50) - (13.78)
     (Commenced 5/4/2009)                2010       2.29          1.30 - 2.15            5.47 - 6.38
                                         2009         --          1.30 - 2.15          34.49 - 35.25

  MSF Neuberger Berman                   2012       0.13          1.30 - 1.90            7.68 - 8.33
     Genesis Sub-Account                 2011       0.59          1.30 - 1.90            3.53 - 4.15
                                         2010       0.31          1.30 - 1.90          19.06 - 19.78
                                         2009       0.81          1.30 - 1.90          10.71 - 11.37
                                         2008       0.22          1.30 - 1.90      (39.72) - (39.34)

  MSF Oppenheimer Global                 2012       1.40          0.75 - 1.90          18.88 - 20.27
     Equity Sub-Account                  2011       1.75          0.75 - 1.90       (10.12) - (9.09)
                                         2010       1.31          0.75 - 1.90          13.75 - 15.06
                                         2009       2.19          0.75 - 1.90          37.17 - 38.75
                                         2008       1.87          0.75 - 1.90      (41.70) - (41.01)

  MSF Russell 2000 Index                 2012       0.86          1.30 - 2.20          13.41 - 14.44
     Sub-Account                         2011       0.91          1.30 - 2.20        (6.40) - (5.56)
     (Commenced 5/4/2009)                2010       0.55          1.30 - 2.15          23.85 - 24.91
                                         2009         --          1.60 - 2.15          25.90 - 26.37

  MSF T. Rowe Price Large Cap            2012       0.02          0.85 - 1.90          16.43 - 17.96
     Growth Sub-Account                  2011       0.02          0.85 - 1.90        (3.19) - (1.95)
                                         2010       0.11          0.85 - 1.90          14.55 - 16.06
                                         2009       0.39          0.85 - 1.90          40.34 - 42.23
                                         2008       0.35          0.85 - 1.90      (43.08) - (42.36)

  MSF T. Rowe Price Small Cap            2012         --          0.85 - 1.90          13.72 - 15.19
     Growth Sub-Account                  2011         --          0.85 - 1.90          (0.46) - 0.91
                                         2010         --          0.85 - 1.90          32.14 - 33.76
                                         2009       0.18          0.85 - 1.90          36.02 - 37.79
                                         2008         --          0.85 - 1.90      (37.56) - (36.75)

  MSF Van Eck Global Natural             2012         --          0.75 - 2.20            0.33 - 1.81
     Resources Sub-Account               2011       1.07          0.75 - 2.20      (18.49) - (17.29)
     (Commenced 5/4/2009)                2010       0.27          0.75 - 1.85          17.26 - 27.36
                                         2009         --          1.30 - 1.85          35.32 - 35.82

  MSF Western Asset                      2012       3.42          1.30 - 1.90            9.19 - 9.94
     Management Strategic Bond           2011       4.33          1.30 - 1.90            3.85 - 4.67
     Opportunities Sub-Account           2010       5.97          1.30 - 1.80          10.45 - 11.16
                                         2009       6.65          1.30 - 1.80          29.54 - 30.39
                                         2008       4.14          1.30 - 1.90      (16.82) - (16.19)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             -------------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO            NET
                                                 UNITS         HIGHEST ($)       ASSETS ($)
                                             ------------   ----------------   ---------------
  MSF Western Asset                    2012       690,001      15.85 - 18.66        12,033,680
     Management U.S. Government        2011       773,166      15.72 - 18.35        13,347,083
     Sub-Account                       2010       770,956      15.27 - 17.66        12,855,065
                                       2009       808,057      14.80 - 16.96        12,961,674
                                       2008       539,471      14.53 - 16.51         8,423,627

  PIMCO VIT High Yield                 2012       431,112      18.22 - 19.90         8,310,003
     Sub-Account                       2011       440,506      16.25 - 17.64         7,552,704
                                       2010       775,054      16.03 - 17.30        13,052,532
                                       2009       785,381      14.27 - 15.31        11,727,258
                                       2008       544,206      10.37 - 11.06         5,876,021

  PIMCO VIT Low Duration               2012       761,796      14.56 - 15.82        11,694,147
     Sub-Account                       2011       803,010      14.02 - 15.14        11,835,685
                                       2010       881,366      14.13 - 15.17        13,029,268
                                       2009       866,665      13.68 - 14.60        12,366,617
                                       2008       758,728      12.30 - 13.05         9,699,931

  Putnam VT Equity Income              2012     1,285,126      17.56 - 19.63        24,604,839
     Sub-Account                       2011     1,542,735      15.00 - 16.57        25,013,816
                                       2010     1,782,492      15.00 - 16.38        28,653,373
                                       2009     2,012,929      13.58 - 14.66        29,027,593
                                       2008     2,461,774      10.86 - 11.59        28,131,216

  Putnam VT Multi-Cap Growth           2012       152,212      13.33 - 17.16         2,195,814
     Sub-Account                       2011       176,234      11.62 - 14.89         2,195,254
     (Commenced 9/27/2010)             2010       187,842      12.47 - 15.89         2,493,260

  Russell Aggressive Equity            2012       104,956      14.95 - 14.99         1,569,025
     Sub-Account                       2011       142,278      13.09 - 13.12         1,862,216
                                       2010       184,010      13.85 - 13.89         2,549,525
                                       2009       224,440      11.25 - 11.28         2,525,303
                                       2008       252,148        8.68 - 8.71         2,189,608

  Russell Core Bond Sub-Account        2012       447,192      19.55 - 19.63         8,745,140
                                       2011       550,331      18.30 - 18.37        10,072,015
                                       2010       649,949      17.72 - 17.79        11,522,547
                                       2009       741,772      16.34 - 16.40        12,121,192
                                       2008       857,970      14.30 - 14.36        12,276,054

  Russell Global Real Estate           2012        37,475      31.68 - 31.71         1,187,295
     Securities Sub-Account            2011        41,404      25.19 - 25.21         1,042,972
                                       2010        48,366      27.48 - 27.51         1,329,209
                                       2009        62,444      22.67 - 22.69         1,415,749
                                       2008        71,152      17.83 - 17.85         1,268,735

  Russell Multi-Style Equity           2012       604,659      13.83 - 13.88         8,363,015
     Sub-Account                       2011       727,966      12.12 - 12.17         8,826,736
                                       2010       915,101      12.49 - 12.53        11,428,855
                                       2009     1,105,777      10.87 - 10.91        12,025,654
                                       2008     1,237,353        8.39 - 8.42        10,385,186

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  MSF Western Asset                    2012       1.91        1.30 - 2.20           0.79 - 1.71
     Management U.S. Government        2011       1.22        1.30 - 2.20           2.98 - 3.91
     Sub-Account                       2010       2.42        1.30 - 2.20           3.20 - 4.13
                                       2009       4.31        1.30 - 2.20           1.82 - 2.73
                                       2008       3.14        1.30 - 2.20       (3.33) - (1.78)

  PIMCO VIT High Yield                 2012       5.78        1.30 - 1.90         12.14 - 12.81
     Sub-Account                       2011       6.66        1.30 - 1.90           1.40 - 2.01
                                       2010       7.26        1.30 - 1.90         12.31 - 12.99
                                       2009       8.66        1.30 - 1.90         37.63 - 38.45
                                       2008       7.80        1.30 - 1.90     (24.96) - (24.45)

  PIMCO VIT Low Duration               2012       1.91        1.30 - 1.90           3.85 - 4.48
     Sub-Account                       2011       1.67        1.30 - 1.90       (0.79) - (0.20)
                                       2010       1.62        1.30 - 1.90           3.31 - 3.93
                                       2009       3.54        1.30 - 1.90         11.19 - 11.85
                                       2008       4.09        1.30 - 1.90       (2.30) - (1.73)

  Putnam VT Equity Income              2012       2.31        0.75 - 1.90         17.05 - 18.41
     Sub-Account                       2011       1.83        0.75 - 1.90           0.01 - 1.16
                                       2010       1.96        0.75 - 1.90         10.49 - 11.77
                                       2009       1.12        0.75 - 1.90         25.06 - 26.49
                                       2008       1.97        0.75 - 1.90     (32.42) - (31.66)

  Putnam VT Multi-Cap Growth           2012       0.45        1.30 - 1.90         14.55 - 15.45
     Sub-Account                       2011       0.38        1.30 - 1.90       (6.87) - (6.20)
     (Commenced 9/27/2010)             2010         --        1.30 - 1.90         15.42 - 15.69

  Russell Aggressive Equity            2012       1.04               1.40                 14.22
     Sub-Account                       2011       0.49               1.40                (5.53)
                                       2010       0.46               1.40         23.14 - 23.15
                                       2009       0.53               1.40         29.56 - 29.58
                                       2008       0.83               1.40     (43.75) - (43.70)

  Russell Core Bond Sub-Account        2012       2.32               1.40                  6.86
                                       2011       3.15               1.40                  3.23
                                       2010       3.81               1.40           8.49 - 8.50
                                       2009       4.69               1.40         14.20 - 14.27
                                       2008       3.93               1.40       (4.92) - (4.90)

  Russell Global Real Estate           2012       4.97               1.40                 25.77
     Securities Sub-Account            2011       2.29               1.40                (8.34)
                                       2010       2.17               1.40         21.21 - 21.22
                                       2009       4.69               1.40                 27.15
                                       2008       1.91               1.40     (37.64) - (37.57)

  Russell Multi-Style Equity           2012       1.14               1.40                 14.07
     Sub-Account                       2011       0.99               1.40                (2.92)
                                       2010       0.92               1.40         14.83 - 14.85
                                       2009       1.37               1.40         29.57 - 29.58
                                       2008       1.44               1.40               (41.41)

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                              AS OF DECEMBER 31
                                              --------------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO             NET
                                                   UNITS         HIGHEST ($)        ASSETS ($)
                                              -------------   ----------------   ---------------
  Russell Non-U.S. Sub-Account          2012        253,272      14.88 - 14.94         3,770,152
                                        2011        291,607      12.60 - 12.64         3,674,337
                                        2010        356,011      14.66 - 14.72         5,221,620
                                        2009        428,978      13.35 - 13.40         5,726,361
                                        2008        476,105      10.70 - 10.74         5,095,400

                                                        FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME          LOWEST TO           LOWEST TO
                                                 RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                              --------------  ----------------   -----------------
  Russell Non-U.S. Sub-Account          2012        1.77                1.40                 18.14
                                        2011        1.71                1.40               (14.09)
                                        2010        0.98                1.40                  9.88
                                        2009        2.86                1.40         24.73 - 24.77
                                        2008          --                1.40     (43.21) - (43.20)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

MetLife Investors Insurance Company

Financial Statements
As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2012 and 2011, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis-of-Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 15, 2013

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                       2012       2011
                                                                                    ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,178 and $2,132, respectively).......................................... $    2,320 $    2,210
 Equity securities available-for-sale, at estimated fair value (cost: $48 and $40,
   respectively)...................................................................         45         35
 Mortgage loans (net of valuation allowances of $2 and $2, respectively)...........        284        226
 Policy loans......................................................................         27         26
 Other limited partnership interests...............................................         23          8
 Short-term investments, at estimated fair value...................................        139         69
 Other invested assets.............................................................         93         91
                                                                                    ---------- ----------
   Total investments...............................................................      2,931      2,665
Cash and cash equivalents..........................................................         27         44
Accrued investment income..........................................................         28         26
Premiums, reinsurance and other receivables........................................      2,485      2,314
Deferred policy acquisition costs and value of business acquired...................        148        286
Current income tax recoverable.....................................................          9         --
Other assets.......................................................................        115        120
Separate account assets............................................................     11,072     10,337
                                                                                    ---------- ----------
   Total assets.................................................................... $   16,815 $   15,792
                                                                                    ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $      482 $      396
Policyholder account balances......................................................      3,077      3,125
Other policy-related balances......................................................        102        103
Payables for collateral under securities loaned and other transactions.............        238        325
Current income tax payable.........................................................         --          9
Deferred income tax liability......................................................        326        218
Other liabilities..................................................................         78         61
Separate account liabilities.......................................................     11,072     10,337
                                                                                    ---------- ----------
   Total liabilities...............................................................     15,375     14,574
                                                                                    ---------- ----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $2 per share; 5,000,000 shares authorized; 2,899,446
  shares issued and outstanding....................................................          6          6
Additional paid-in capital.........................................................        636        636
Retained earnings..................................................................        722        541
Accumulated other comprehensive income (loss)......................................         76         35
                                                                                    ---------- ----------
   Total stockholder's equity......................................................      1,440      1,218
                                                                                    ---------- ----------
   Total liabilities and stockholder's equity...................................... $   16,815 $   15,792
                                                                                    ========== ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                     2012      2011      2010
                                                                  ---------  --------  --------
Revenues
Premiums......................................................... $      11  $      7  $      5
Universal life and investment-type product policy fees...........       198       204       184
Net investment income............................................       113       114       101
Other revenues...................................................        93       104       100
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..        (2)       --        (5)
  Other net investment gains (losses)............................        (2)       (5)       (4)
                                                                  ---------  --------  --------
   Total net investment gains (losses)...........................        (4)       (5)       (9)
  Net derivative gains (losses)..................................       329       326       102
                                                                  ---------  --------  --------
   Total revenues................................................       740       750       483
                                                                  ---------  --------  --------
Expenses
Policyholder benefits and claims.................................       100        59        39
Interest credited to policyholder account balances...............       118       127       127
Other expenses...................................................       229       259       199
                                                                  ---------  --------  --------
   Total expenses................................................       447       445       365
                                                                  ---------  --------  --------
Income (loss) before provision for income tax....................       293       305       118
Provision for income tax expense (benefit).......................        94        90        27
                                                                  ---------  --------  --------
Net income (loss)................................................ $     199  $    215  $     91
                                                                  =========  ========  ========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                    2012        2011        2010
                                                                 ----------  ----------  ---------
Net income (loss)............................................... $      199  $      215  $      91
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..         64          23         97
  Unrealized gains (losses) on derivatives......................         (1)         --         --
                                                                 ----------  ----------  ---------
  Other comprehensive income (loss), before income tax..........         63          23         97
  Income tax (expense) benefit related to items of other
   comprehensive income (loss)..................................        (22)         (8)       (34)
                                                                 ----------  ----------  ---------
  Other comprehensive income (loss), net of income tax..........         41          15         63
                                                                 ----------  ----------  ---------
Comprehensive income (loss)..................................... $      240  $      230  $     154
                                                                 ==========  ==========  =========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                           Accumulated Other
                                                                      Comprehensive Income (Loss)
                                                                      ---------------------------
                                                                           Net
                                                 Additional             Unrealized    Other-Than-      Total
                                         Common   Paid-in   Retained    Investment     Temporary   Stockholder's
                                         Stock    Capital   Earnings  Gains (Losses)  Impairments     Equity
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2009........... $      6   $    636   $  264      $      (35)   $      (8)    $      863
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)..........................                          (29)                          --            (29)
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at January 1, 2010.............        6        636      235             (35)          (8)           834
Net income (loss)......................                           91                                          91
Other comprehensive income (loss), net
 of income tax.........................                                           59            4             63
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2010...........        6        636      326              24           (4)           988
Net income (loss)......................                          215                                         215
Other comprehensive income (loss), net
 of income tax.........................                                           16           (1)            15
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2011...........        6        636      541              40           (5)         1,218
Dividend on common stock...............                          (18)                                        (18)
Net income (loss)......................                          199                                         199
Other comprehensive income (loss), net
 of income tax.........................                                           39            2             41
                                        -------- ---------- --------  --------------  -----------  -------------
Balance at December 31, 2012........... $      6   $    636   $  722      $       79    $      (3)    $    1,440
                                        ======== ========== ========  ==============  ===========  =============

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                            2012         2011         2010
                                                                                          --------     --------     -------
Cash flows from operating activities
Net income (loss)........................................................................ $    199     $    215     $    91
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses..................................................        2            2           2
 Amortization of premiums and accretion of discounts associated with investments, net....       (3)          (5)         (5)
 (Gains) losses on investments and derivatives, net......................................     (321)        (329)       (114)
 (Income) loss from equity method investments, net of dividends or distributions.........       (1)          --          --
 Interest credited to policyholder account balances......................................      118          127         127
 Universal life and investment-type product policy fees..................................     (198)        (204)       (184)
 Change in accrued investment income.....................................................        1           (4)         (4)
 Change in premiums, reinsurance and other receivables...................................       74           (6)         (5)
 Change in deferred policy acquisition costs and value of business acquired, net.........      130          139          81
 Change in income tax....................................................................       68           91         (16)
 Change in other assets..................................................................      193          200         169
 Change in insurance-related liabilities and policy-related balances.....................       94           34          11
 Change in other liabilities.............................................................      (12)          14           5
                                                                                          --------     --------     -------
Net cash provided by operating activities................................................      344          274         158
                                                                                          --------     --------     -------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities..............................................................      909          696         548
  Equity securities......................................................................        6            5           1
  Mortgage loans.........................................................................       13            3           4
  Other limited partnership interests....................................................        1            4          --
Purchases of:
  Fixed maturity securities..............................................................     (958)        (840)       (695)
  Equity securities......................................................................      (13)         (13)        (10)
  Mortgage loans.........................................................................      (72)         (98)        (34)
  Other limited partnership interests....................................................      (15)          (2)         (8)
Cash received in connection with freestanding derivatives................................        5            1          32
Cash paid in connection with freestanding derivatives....................................       (1)          --         (25)
Issuances of loans to affiliates.........................................................       --          (45)         --
Net change in policy loans...............................................................       (1)           1           1
Net change in short-term investments.....................................................      (70)         (12)         73
Net change in other invested assets......................................................       --           --          14
                                                                                          --------     --------     -------
Net cash used in investing activities....................................................     (196)        (300)        (99)
                                                                                          --------     --------     -------
Cash flows from financing activities
Policyholder account balances:
  Deposits...............................................................................    1,077          725         491
  Withdrawals............................................................................   (1,155)        (732)       (654)
Net change in payables for collateral under securities loaned and other transactions.....      (87)          46          26
Dividend on common stock.................................................................      (18)          --          --
Other, net...............................................................................       18           --          --
                                                                                          --------     --------     -------
Net cash (used in) provided by financing activities......................................     (165)          39        (137)
                                                                                          --------     --------     -------
Change in cash and cash equivalents......................................................      (17)          13         (78)
Cash and cash equivalents, beginning of year.............................................       44           31         109
                                                                                          --------     --------     -------
Cash and cash equivalents, end of year................................................... $     27     $     44     $    31
                                                                                          ========     ========     =======
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
  Income tax............................................................................. $     27     $     (1)    $    42
                                                                                          ========     ========     =======

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets and administers traditional life, universal life, variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Reclassifications

  Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11
--------------------------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

  Other policy-related balances include policy and contract claims and unearned revenue liabilities.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------
Products:                                         In proportion to the following over estimated lives
                                                  of the contracts:
------------------------------------------------------------------------------------------------------
..  Fixed and variable universal life contracts    Actual and expected future gross profits.
..  Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------

  See Note 3 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

   Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

   Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

   Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

   Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

   Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

    Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
   . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Securities Lending Program

    Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

  Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

  For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

  The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the reporting unit.

  The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

  During the 2012 impairment test of goodwill, the analysis indicated that the fair value of the reporting unit was below its carrying value. As a result, the Company performed additional analysis to measure the amount of goodwill impairment, if any. It was determined that the carrying amount of the reporting unit's goodwill was less than its implied fair value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2012. Goodwill was $33 million at both December 31, 2012 and 2011.

 Income Tax

  The Company joins the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $14 million and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

$13 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $6 million and $4 million at December 31, 2012 and 2011, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2012, 2011 and 2010.

  Other Revenues

  Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

 Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported balance sheets:

                                                                        As Previously Reported    Adjustment
                                                                        ---------------------- -----------------
                                                                          December 31, 2011    December 31, 2011
                                                                        ---------------------- -----------------
                                                                                               (In millions)
Assets
 Deferred policy acquisition costs and value of business acquired (1)..      $             314    $          (28)
Liabilities
 Deferred income tax liability.........................................      $             228    $          (10)
Equity
 Retained earnings.....................................................      $             561    $          (20)
 Accumulated other comprehensive income (loss).........................      $              33    $            2
 Total stockholder's equity............................................      $           1,236    $          (18)

                                                                           As Adjusted
                                                                        -----------------
                                                                        December 31, 2011
                                                                        -----------------

Assets
 Deferred policy acquisition costs and value of business acquired (1)..    $          286
Liabilities
 Deferred income tax liability.........................................    $          218
Equity
 Retained earnings.....................................................    $          541
 Accumulated other comprehensive income (loss).........................    $           35
 Total stockholder's equity............................................    $        1,218

--------

(1)Value of business acquired was not impacted by the adoption of this guidance.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported statements of operations:

                                                 As Previously Reported         Adjustment              As Adjusted
                                                 ------------------------ -----------------------  ------------------------
                                                 Years Ended December 31, Years Ended December 31, Years Ended December 31,
                                                 ------------------------ -----------------------  ------------------------
                                                    2011         2010        2011         2010        2011         2010
                                                 ----------   ----------  ----------   ---------   ----------   ----------
                                                                           (In millions)
Expenses
 Other expenses................................. $      270   $      202  $      (11)  $      (3)  $      259   $      199
 Income (loss) before provision for income tax.. $      294   $      115  $       11   $       3   $      305   $      118
 Provision for income tax expense (benefit)..... $       86   $       26  $        4   $       1   $       90   $       27
 Net income (loss).............................. $      208   $       89  $        7   $       2   $      215   $       91

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported statements of cash flows:

                                           As Previously Reported         Adjustment                As Adjusted
                                           ----------------------   -----------------------  ------------------------
                                           Years Ended December 31, Years Ended December 31, Years Ended December 31,
                                           ----------------------   -----------------------  ------------------------
                                              2011         2010        2011         2010         2011         2010
                                           -----------  ----------  ----------   ---------   ------------ -----------
                                                                        (In millions)
Cash flows from operating activities
  Net income (loss)....................... $       208  $       89  $        7   $       2   $        215 $        91
  Change in deferred policy acquisition
   costs and value of business acquired,
   net.................................... $       150  $       84  $      (11)  $      (3)  $        139 $        81
  Change in income tax.................... $        87  $      (17) $        4   $       1   $         91 $       (16)

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of variable interest entities ("VIEs"). The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

 Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update ("ASU") 2013-04, Liabilities (Topic 405):
Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its financial statements and related disclosures.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Non-participating life       Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are 5%.
----------------------------------------------------------------------------------------------------------------
Traditional fixed annuities  Present value of expected future payments. Interest rate assumptions used in
after annuitization          establishing such liabilities range from 3% to 8%.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

Guarantee:                                 Measurement Assumptions:
-------------------------------------------------------------------------------

GMDBs  .  A return of purchase payment     .  Present value of expected death
          upon death even if the account      benefits in excess of the
          value is reduced to zero.           projected account balance
                                              recognizing the excess ratably
                                              over the accumulation period
                                              based on the present value of
                                              total expected assessments.

       .  An enhanced death benefit may    .  Assumptions are consistent with
          be available for an additional      those used for amortizing DAC,
          fee.                                and are thus subject to the same
                                              variability and risk.

                                           .  Investment performance and
                                              volatility assumptions are
                                              consistent with the historical
                                              experience of the appropriate
                                              underlying equity index, such as
                                              the Standard & Poor's Ratings
                                              Services ("S&P") 500 Index.

                                           .  Benefit assumptions are based on
                                              the average benefits payable
                                              over a range of scenarios.
-------------------------------------------------------------------------------

GMIBs  .  After a specified period of      .  Present value of expected income
          time determined at the time of      benefits in excess of the
          issuance of the variable            projected account balance at any
          annuity contract, a minimum         future date of annuitization and
          accumulation of purchase            recognizing the excess ratably
          payments, even if the account       over the accumulation period
          value is reduced to zero, that      based on present value of total
          can be annuitized to receive a      expected assessments.
          monthly income stream that is
          not less than a specified
          amount.

       .  Certain contracts also provide   .  Assumptions are consistent with
          for a guaranteed lump sum           those used for estimating GMDBs
          return of purchase premium in       liabilities.
          lieu of the annuitization
          benefit.

                                           .  Calculation incorporates an
                                              assumption for the percentage of
                                              the potential annuitizations
                                              that may be elected by the
                                              contractholder.
-------------------------------------------------------------------------------

GMWBs  .  A return of purchase payment     .  Expected value of the life
          via partial withdrawals, even       contingent payments and expected
          if the account value is reduced     assessments using assumptions
          to zero, provided that              consistent with those used for
          cumulative withdrawals in a         estimating the GMDBs liabilities.
          contract year do not exceed a
          certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                         Annuity Contracts
                                        --------------------
                                          GMDBs      GMIBs     Total
                                        ---------  --------- ---------
                                                 (In millions)
         Direct
         Balance at January 1, 2010.... $      28  $      70 $      98
         Incurred guaranteed benefits..        28         18        46
         Paid guaranteed benefits......       (24)        --       (24)
                                        ---------  --------- ---------
         Balance at December 31, 2010..        32         88       120
         Incurred guaranteed benefits..        17         31        48
         Paid guaranteed benefits......        (7)        --        (7)
                                        ---------  --------- ---------
         Balance at December 31, 2011..        42        119       161
         Incurred guaranteed benefits..        10         98       108
         Paid guaranteed benefits......        (9)        --        (9)
                                        ---------  --------- ---------
         Balance at December 31, 2012.. $      43  $     217 $     260
                                        =========  ========= =========

         Ceded
         Balance at January 1, 2010.... $      28  $      24 $      52
         Incurred guaranteed benefits..        28          6        34
         Paid guaranteed benefits......       (24)        --       (24)
                                        ---------  --------- ---------
         Balance at December 31, 2010..        32         30        62
         Incurred guaranteed benefits..        17         11        28
         Paid guaranteed benefits......        (7)        --        (7)
                                        ---------  --------- ---------
         Balance at December 31, 2011..        42         41        83
         Incurred guaranteed benefits..        10         34        44
         Paid guaranteed benefits......        (9)        --        (9)
                                        ---------  --------- ---------
         Balance at December 31, 2012.. $      43  $      75 $     118
                                        =========  ========= =========

         Net
         Balance at January 1, 2010.... $      --  $      46 $      46
         Incurred guaranteed benefits..        --         12        12
         Paid guaranteed benefits......        --         --        --
                                        ---------  --------- ---------
         Balance at December 31, 2010..        --         58        58
         Incurred guaranteed benefits..        --         20        20
         Paid guaranteed benefits......        --         --        --
                                        ---------  --------- ---------
         Balance at December 31, 2011..        --         78        78
         Incurred guaranteed benefits..        --         64        64
         Paid guaranteed benefits......        --         --        --
                                        ---------  --------- ---------
         Balance at December 31, 2012.. $      --  $     142 $     142
                                        =========  ========= =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $    6,507 $    5,965
                     Equity..........      3,622      3,461
                     Bond............        588        564
                     Specialty.......        194        174
                     Money Market....        118        131
                                      ---------- ----------
                      Total.......... $   11,029 $   10,295
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

  Variable Annuity Guarantees

   In the Event of Death

    Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                    December 31,
                                          -------------------------------------------------------------
                                                        2012                             2011
                                          ----------------------------     ----------------------------
                                              In the          At               In the          At
                                          Event of Death Annuitization     Event of Death Annuitization
                                          -------------- -------------     -------------- -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.............    $    12,309    $    7,963        $    11,575    $    7,341
Separate account value...................    $    11,797    $    7,715        $    11,011    $    7,066
Net amount at risk.......................    $       594    $      554 (2)    $     1,165    $      346 (2)
Average attained age of contractholders..       66 years      65 years           65 years      64 years

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $1.3 billion and $1.7 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB common stock, included in equity securities, were as follows at:

                                                               December 31,
                                                            -------------------
                                                              2012      2011
                                                            --------- ---------
                                                               (In millions)
FHLB of Des Moines......................................... $      28 $      20

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                        Liability            Collateral
                                    ----------------- ---------------------
                                                   December 31,
                                    ---------------------------------------
                                      2012     2011       2012         2011
                                    -------- -------- --------     --------
                                                   (In millions)
FHLB of Des Moines (1)............. $    405 $    220 $    604 (2) $    291 (2)

--------

(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, which are in the custody of the FHLB, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $11.1 billion and $10.3 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                   Years Ended December 31,
                                                 ----------------------------
                                                   2012      2011      2010
                                                 --------  --------  --------
                                                         (In millions)
  DAC
  Balance at January 1,......................... $    220  $    352  $    403
  Capitalizations...............................       19        34        38
  Amortization related to:
    Net investment gains (losses)...............      (96)      (84)      (35)
    Other expenses..............................      (38)      (76)      (48)
                                                 --------  --------  --------
     Total amortization.........................     (134)     (160)      (83)
                                                 --------  --------  --------
  Unrealized investment gains (losses)..........       (8)       (6)       (6)
                                                 --------  --------  --------
  Balance at December 31,.......................       97       220       352
                                                 --------  --------  --------
  VOBA
  Balance at January 1,.........................       66        79       116
  Total amortization related to other expenses..      (14)      (12)      (36)
  Unrealized investment gains (losses)..........       (1)       (1)       (1)
                                                 --------  --------  --------
  Balance at December 31,.......................       51        66        79
                                                 --------  --------  --------
  Total DAC and VOBA
  Balance at December 31,....................... $    148  $    286  $    431
                                                 ========  ========  ========

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                         -------------------------
                                           2012     2011     2010
                                         -------  -------  -------
                                               (In millions)
             Deferred Sales Inducements
             Balance at January 1,...... $    71  $    84  $    86
             Capitalization.............       1        3        5
             Amortization...............      (7)     (16)      (7)
                                         -------  -------  -------
             Balance at December 31,.... $    65  $    71  $    84
                                         =======  =======  =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                      VOBA
                                                                  -------------
                                                                  (In millions)
2013............................................................. $          12
2014............................................................. $          10
2015............................................................. $           9
2016............................................................. $           8
2017............................................................. $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The Company had $8 million and $10 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2012 and 2011, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2012 and 2011.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                ----------------------
                                                                 2012     2011    2010
                                                                ------   ------  ------
                                                                     (In millions)
Premiums:
Direct premiums................................................ $   12   $    8  $    6
Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                ------   ------  ------
  Net premiums................................................. $   11   $    7  $    5
                                                                ======   ======  ======
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees.. $  237   $  240  $  216
Reinsurance ceded..............................................    (39)     (36)    (32)
                                                                ------   ------  ------
  Net universal life and investment-type product policy fees... $  198   $  204  $  184
                                                                ======   ======  ======
Other revenues:
Direct other revenues.......................................... $   25   $   26  $   22
Reinsurance ceded..............................................     68       78      78
                                                                ------   ------  ------
  Net other revenues........................................... $   93   $  104  $  100
                                                                ======   ======  ======
Policyholder benefits and claims:
Direct policyholder benefits and claims........................ $  144   $   92  $   68
Reinsurance ceded..............................................    (44)     (33)    (29)
                                                                ------   ------  ------
  Net policyholder benefits and claims......................... $  100   $   59  $   39
                                                                ======   ======  ======

  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                      December 31,
                                                                   ---------------------------------------------------
                                                                             2012                      2011
                                                                   ------------------------- -------------------------
                                                                                     Total                     Total
                                                                                    Balance                   Balance
                                                                   Direct   Ceded    Sheet   Direct   Ceded    Sheet
                                                                   ------ --------  -------- ------ --------  --------
                                                                                      (In millions)
Assets:
Premiums, reinsurance and other receivables....................... $   26 $  2,459  $  2,485 $    9 $  2,305  $  2,314
Deferred policy acquisition costs and value of business acquired..    207      (59)      148    343      (57)      286
                                                                   ------ --------  -------- ------ --------  --------
 Total assets..................................................... $  233 $  2,400  $  2,633 $  352 $  2,248  $  2,600
                                                                   ====== ========  ======== ====== ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions."

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter Reassurance Company, Ltd. ("Exeter") and MetLife Insurance Company of Connecticut, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows.

                                                          Years Ended December 31,
                                                         -------------------------
                                                           2012     2011     2010
                                                         -------  -------  -------
                                                               (In millions)
Premiums:
Reinsurance ceded....................................... $    (1) $    --  $    --

Universal life and investment-type product policy fees:
Reinsurance ceded....................................... $   (39) $   (35) $   (32)

Other revenues:
Reinsurance ceded....................................... $    68  $    78  $    78

Policyholder benefits and claims:
Reinsurance ceded....................................... $   (44) $   (31) $   (26)

  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                        December 31,
                                                                   ----------------------
                                                                      2012        2011
                                                                   ----------  ----------
                                                                        (In millions)
Assets:
Premiums, reinsurance and other receivables....................... $    2,451  $    2,295
Deferred policy acquisition costs and value of business acquired..        (59)        (57)
                                                                   ----------  ----------
  Total assets.................................................... $    2,392  $    2,238
                                                                   ==========  ==========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with these cessions are included within premiums, reinsurance and other receivables and were assets of $959 million and $715 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $190 million, $380 million and $42 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.4 billion and $1.5 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.4 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), RMBS and ABS.

                                                December 31, 2012                           December 31, 2011
                                   ------------------------------------------- -------------------------------------------
                                                Gross Unrealized                            Gross Unrealized
                                    Cost or  ----------------------- Estimated  Cost or  ----------------------- Estimated
                                   Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                     Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                                        (In millions)
Fixed Maturity Securities:
U.S. corporate....................  $    913 $   87  $      1   $ --  $    999  $    908 $   59  $      9  $  --  $    958
U.S. Treasury and agency..........       391      6        --     --       397       325      7        --     --       332
CMBS..............................       302     17        --     --       319       276     12         2     --       286
RMBS..............................       286     21         4      6       297       317     17        10     10       314
Foreign corporate.................       209     14         1     --       222       150      9         3     --       156
ABS...............................        51      4         1     --        54       131      5         2     --       134
State and political subdivision...        17      3        --     --        20        17      2        --     --        19
Foreign government................         9      3        --     --        12         8      3        --     --        11
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
 Total fixed maturity securities..  $  2,178 $  155  $      7   $  6  $  2,320  $  2,132 $  114  $     26  $  10  $  2,210
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
Equity Securities:
Common............................  $     28 $   --  $     --   $ --  $     28  $     20 $   --  $     --  $  --  $     20
Non-redeemable preferred..........        20     --         3     --        17        20     --         5     --        15
                                   --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
 Total equity securities..........  $     48 $   --  $      3   $ --  $     45  $     40 $   --  $      5  $  --  $     35
                                   ========= ====== ========= ====== ========= ========= ====== ========= ====== =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at December 31, 2012. There were no non-income producing fixed maturity securities held at December 31, 2011.

   Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                          December 31,
                                             ---------------------------------------
                                                    2012                2011
                                             ------------------- -------------------
                                                       Estimated           Estimated
                                             Amortized   Fair    Amortized   Fair
                                               Cost      Value     Cost      Value
                                             --------- --------- --------- ---------
                                                          (In millions)
Due in one year or less.....................   $   306   $   308   $   158   $   160
Due after one year through five years.......       446       476       457       481
Due after five years through ten years......       588       657       535       575
Due after ten years.........................       199       209       258       260
                                             --------- --------- --------- ---------
  Subtotal..................................     1,539     1,650     1,408     1,476
Structured securities (CMBS, RMBS and ABS)..       639       670       724       734
                                             --------- --------- --------- ---------
  Total fixed maturity securities...........   $ 2,178   $ 2,320   $ 2,132   $ 2,210
                                             ========= ========= ========= =========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, RMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                               December 31, 2012                         December 31, 2011
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate....................     $  20       $  1      $  9      $  --     $  68       $  1     $  36       $  8
U.S. Treasury and agency..........        60         --        --         --        35         --        --         --
CMBS..............................         4         --        15         --        28          1        24          1
RMBS..............................        --         --        49         10        76          5        39         15
Foreign corporate.................         2         --         7          1        23          1         6          2
ABS...............................        --         --         5          1        45          1        22          1
Foreign government................         1         --        --         --         1         --        --         --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity securities..     $  87       $  1      $ 85      $  12     $ 276       $  9     $ 127       $ 27
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Equity Securities:
Non-redeemable preferred..........     $  --       $ --      $ 17      $   3     $  --       $ --     $  15       $  5
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in an
 unrealized loss position.........        18                   22                   74                   38
                                   =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
   (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

      . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

      . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

      . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

      . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position, decreased $23 million during the year ended December 31, 2012 from $36 million to $13 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $6 million of the total $13 million of gross unrealized losses were from one fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater.

    All of the $6 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater are related to gross unrealized losses on one below investment grade fixed maturity security. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates this non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

   Equity Securities

    Equity securities in an unrealized loss position decreased $2 million during the year ended December 31, 2012 from $5 million to $3 million. None of the $3 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for twelve months or greater. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was attributable to improving equity markets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                 -------------------------------------------
                                          2012                   2011
                                 --------------------   --------------------
                                   Carrying      % of     Carrying      % of
                                     Value       Total      Value       Total
                                 -------------  -----   -------------  -----
                                 (In millions)          (In millions)
  Mortgage loans:
    Commercial..................  $        238   83.8 %  $        179   79.2 %
    Agricultural................            48   16.9              49   21.7
                                 -------------  -----   -------------  -----
     Subtotal (1)...............           286  100.7             228  100.9
    Valuation allowances........            (2)  (0.7)             (2)  (0.9)
                                 -------------  -----   -------------  -----
     Total mortgage loans, net..  $        284  100.0 %  $        226  100.0 %
                                 =============  =====   =============  =====

----------

(1)In 2012, the Company purchased $48 million of commercial mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

    All commercial and agricultural mortgage loans held at both December 31, 2012 and 2011 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2012 and 2011 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2012 and 2011.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural  Total
                                       ---------- ------------ --------
                                                (In millions)
        Balance at January 1, 2010.... $        1   $       -- $      1
        Provision (release)...........         --           --       --
                                       ----------   ---------- --------
        Balance at December 31, 2010..          1           --        1
        Provision (release)...........          1           --        1
                                       ----------   ---------- --------
        Balance at December 31, 2011..          2           --        2
        Provision (release)...........         --           --       --
                                       ----------   ---------- --------
        Balance at December 31, 2012.. $        2   $       -- $      2
                                       ==========   ========== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

  compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       -----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------           % of       Estimated     % of
                       > 1.20x 1.00x - 1.20x < 1.00x  Total    Total     Fair Value     Total
                       ------- ------------- ------- ------- ---------  ------------- ---------
                                        (In millions)                   (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $   194       $    10 $     9 $   213      89.5%       $   231      90.2%
65% to 75%............      15            --      10      25      10.5             25       9.8
76% to 80%............      --            --      --      --        --             --        --
Greater than 80%......      --            --      --      --        --             --        --
                       ------- ------------- ------- ------- ---------  ------------- ---------
 Total................ $   209       $    10 $    19 $   238     100.0%       $   256     100.0%
                       ======= ============= ======= ======= =========  ============= =========
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $   147       $    -- $    -- $   147      82.1%       $   158      83.2%
65% to 75%............      30             2      --      32      17.9             32      16.8
76% to 80%............      --            --      --      --        --             --        --
Greater than 80%......      --            --      --      --        --             --        --
                       ------- ------------- ------- ------- ---------  ------------- ---------
 Total................ $   177       $     2 $    -- $   179     100.0%       $   190     100.0%
                       ======= ============= ======= ======= =========  ============= =========

Credit Quality of Agricultural Mortgage Loans

  All of the agricultural mortgage loans held at both December 31, 2012 and 2011 had loan-to-value ratios less than 65%.

Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2012 and 2011. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2012, 2011 and 2010.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The Company had no mortgage loans modified during the year in a troubled debt restructuring at both December 31, 2012 and 2011.

Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values (see Note 6) and loans to affiliates (see "-- Related Party Investment Transactions).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $23 million and $4 million at December 31, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012    2011    2010
                                                                           -------  ------  ------
                                                                                (In millions)
Fixed maturity securities................................................. $   148  $   88  $   49
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................      (6)    (10)     (8)
                                                                           -------  ------  ------
   Total fixed maturity securities........................................     142      78      41
Equity securities.........................................................      (3)     (5)     (4)
Derivatives...............................................................       1       2       1
Short-term investments....................................................      (1)     (1)     (1)
                                                                           -------  ------  ------
   Subtotal...............................................................     139      74      37
                                                                           -------  ------  ------
Amounts allocated from:
 Insurance liability loss recognition.....................................      --      (7)     --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss)......................................       1       1       1
 DAC and VOBA.............................................................     (24)    (15)     (8)
                                                                           -------  ------  ------
   Subtotal...............................................................     (23)    (21)     (7)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       2       4       3
Deferred income tax benefit (expense).....................................     (42)    (22)    (13)
                                                                           -------  ------  ------
Net unrealized investment gains (losses).................................. $    76  $   35  $   20
                                                                           =======  ======  ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                          2012         2011
                                                       ----------   ----------
                                                            (In millions)
 Balance, January 1,.................................. $      (10)  $       (8)
 Securities sold with previous noncredit OTTI loss....          3            1
 Subsequent changes in estimated fair value...........          1           (3)
                                                       ----------   ----------
 Balance, December 31,................................ $       (6)  $      (10)
                                                       ==========   ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                   Years Ended December 31,
                                                                                   -----------------------
                                                                                    2012    2011    2010
                                                                                   -----   -----   ------
                                                                                       (In millions)
Balance, beginning of period...................................................... $  35   $  20   $  (43)
Fixed maturity securities on which noncredit OTTI losses have been recognized.....     4      (2)      10
Unrealized investment gains (losses) during the year..............................    61      39       93
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition......................................     7      (7)      --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss)..............................................    --      --       (4)
 DAC and VOBA.....................................................................    (9)     (7)      (3)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in accumulated other comprehensive income (loss)................................    (2)      1       (2)
Deferred income tax benefit (expense).............................................   (20)     (9)     (31)
                                                                                   -----   -----   ------
Balance, end of period............................................................ $  76   $  35   $   20
                                                                                   =====   =====   ======
Change in net unrealized investment gains (losses)................................ $  41   $  15   $   63
                                                                                   =====   =====   ======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2012 and 2011.

Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)
Securities on loan: (1)
  Amortized cost............................................. $    185 $    273
  Estimated fair value....................................... $    191 $    280
Cash collateral on deposit from counterparties (2)........... $    196 $    288
Reinvestment portfolio -- estimated fair value............... $    196 $    282

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities.

                                                                  December 31,
                                                                  -------------
                                                                    2012   2011
                                                                  ------ ------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits).................   $  4     $8
Invested assets pledged as collateral (1)........................    620      1
                                                                  ------ ------
  Total invested assets on deposit and pledged as collateral.....   $624     $9
                                                                  ====== ======

--------

(1)The Company has pledged fixed maturity securities in connection with funding agreements (see Note 2) and derivative transactions (see Note 6).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Consolidated VIEs

    There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                  December 31,
                                                    -----------------------------------------
                                                            2012                 2011
                                                    -------------------- --------------------
                                                               Maximum              Maximum
                                                    Carrying  Exposure   Carrying  Exposure
                                                     Amount  to Loss (1)  Amount  to Loss (1)
                                                    -------- ----------- -------- -----------
                                                                  (In millions)
Fixed maturity securities AFS:
  Structured securities (CMBS, RMBS, and ABS) (2)..   $  670      $  670   $  734      $  734
  U.S. and foreign corporate.......................       23          23       14          14
Equity securities AFS:.............................
  Non-redeemable preferred.........................       17          17       15          15
Other limited partnership interests................       14          15        1           2
                                                    -------- ----------- -------- -----------
  Total............................................   $  724      $  725   $  764      $  765
                                                    ======== =========== ======== ===========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Net Investment Income

  The components of net investment income were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012    2011    2010
                                                       ------  ------  ------
                                                           (In millions)
Investment income:
Fixed maturity securities............................. $   98  $  104  $   95
Equity securities.....................................      1       2       1
Mortgage loans........................................     15      10       8
Policy loans..........................................      2       2       2
Other limited partnership interests...................      1      --      --
Cash, cash equivalents and short-term investments.....     --      --      (1)
                                                       ------  ------  ------
  Subtotal............................................    117     118     105
Less: Investment expenses.............................      4       4       4
                                                       ------  ------  ------
  Net investment income............................... $  113  $  114  $  101
                                                       ======  ======  ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                         2012     2011    2010
                                                       ------   ------  ------
                                                            (In millions)
 Total gains (losses) on fixed maturity
   securities:
   Total OTTI losses recognized -- by sector and
    industry:
    U.S. and foreign corporate securities -- by
      industry:
      Finance.........................................  $  (1)   $  --   $  --
      Utility.........................................     (1)      --      --
                                                       ------   ------  ------
        Total U.S. and foreign corporate
          securities..................................     (2)      --      --
    ABS...............................................     --       --      (2)
    RMBS..............................................     --       --      (2)
    CMBS..............................................     --       --      (1)
                                                       ------   ------  ------
   OTTI losses on fixed maturity securities
    recognized in earnings............................     (2)      --      (5)
   Fixed maturity securities -- net gains
    (losses) on sales and disposals...................     (2)      (5)     (4)
                                                       ------   ------  ------
    Total gains (losses) on fixed maturity
      securities......................................     (4)      (5)     (9)
                                                       ------   ------  ------
    Total net investment gains (losses)...............  $  (4)   $  (5)  $  (9)
                                                       ======   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                Years Ended December 31,
                                           -----------------------------------------------------------------
                                             2012       2011       2010      2012  2011  2010   2012   2011   2010
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
                                            Fixed Maturity Securities        Equity Securities        Total
                                           --------------------------        ----------------- -------------------
                                                                               (In millions)
Proceeds..................................   $  576      $ 318      $ 268    $   1 $   5 $   1 $ 577  $ 323  $ 269
                                           ========    =======    =======    ===== ===== ===== =====  =====  =====
Gross investment gains....................   $    2      $   3      $   1    $  -- $  -- $  -- $   2  $   3  $   1
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
Gross investment losses...................       (4)        (8)        (5)      --    --    --    (4)    (8)    (5)
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
Total OTTI losses recognized in earnings:
  Credit-related..........................       (1)        --         (5)      --    --    --    (1)    --     (5)
  Other (1)...............................       (1)        --         --       --    --    --    (1)    --     --
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
    Total OTTI losses recognized in
     earnings.............................       (2)        --         (5)      --    --    --    (2)    --     (5)
                                           --------    -------    -------    ----- ----- ----- -----  -----  -----
     Net investment gains (losses)........   $   (4)     $  (5)     $  (9)   $  -- $  -- $  -- $  (4) $  (5) $  (9)
                                           ========    =======    =======    ===== ===== ===== =====  =====  =====

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                               Years Ended December 31,
                                                                               -----------------------
                                                                                 2012         2011
                                                                               --------     --------
                                                                                  (In millions)
Balance, at January 1,........................................................ $      3     $      5
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI....................................       (1)          (2)
                                                                               --------     --------
Balance, at December 31,...................................................... $      2     $      3
                                                                               ========     ========

Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to and from affiliates for the years ended December 31, 2012, 2011 and 2010.

  The Company has an affiliated loan outstanding, which is included in other invested assets, of $45 million at both years ended December 31, 2012 and 2011. At December 31, 2011, the loan was outstanding with Exeter, an

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan, issued in 2011, is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from this loan was $3 million and $1 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2012, 2011 and 2010. The Company had no additional affiliated net investment income for both the years ended
December 31, 2012 and 2011. Additional affiliated net investment income was ($1) million for the year ended December 31, 2010.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and credit. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

  The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

  Credit default swaps are primarily used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

Primary Risks Managed by Derivative Financial Instruments

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                               -----------------------------------------------------------
                                                                           2012                          2011
                                                               ----------------------------- -----------------------------
                                                                        Estimated Fair Value          Estimated Fair Value
                                                               Notional -------------------- Notional --------------------
                             Primary Underlying Risk Exposure   Amount   Assets  Liabilities  Amount   Assets  Liabilities
                             --------------------------------  -------- ------- ------------ -------- ------- ------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps....... Interest rate.................... $     12 $    --   $       --  $     2 $    --    $      --
Cash flow hedges:
  Foreign currency swaps.... Foreign currency exchange rate...       27       2            1       15       3            1
                                                               -------- ------- ------------ -------- ------- ------------
   Total qualifying hedges..                                   $     39 $     2   $        1  $    17 $     3    $       1
                                                               -------- ------- ------------ -------- ------- ------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps......... Interest rate.................... $    741 $     9   $        6  $    11 $    --    $       1
Interest rate floors........ Interest rate....................    2,040      36           17    1,040      42           --
Foreign currency swap....... Foreign currency exchange rate...       23      --            1       --      --           --
Credit default swaps........ Credit...........................       31      --           --       37       1           --
                                                               -------- ------- ------------ -------- ------- ------------
  Total non-designated or non-qualifying derivatives........      2,835      45           24    1,088      43            1
                                                               -------- ------- ------------ -------- ------- ------------
   Total...................................................    $  2,874 $    47   $       25  $ 1,105 $    46    $       2
                                                               ======== ======= ============ ======== ======= ============

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2012     2011    2010
                                                       ------   ------  ------
                                                          (In millions)
Derivatives and hedging gains (losses)................ $   26   $   36  $   15
Embedded derivatives..................................    303      290      87
                                                         ------  ------  ------
  Total net derivative gains (losses)................. $  329   $  326  $  102
                                                       ======    ======  ======

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2012, 2011 and 2010.

  The Company recognized $25 million, $14 million and $15 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                     Net
                                                                  Derivative
                                                                Gains (Losses)
                                                                --------------
                                                                (In millions)
For the Year Ended December 31, 2012:
Interest rate derivatives...................................... $            2
Foreign currency exchange rate derivatives.....................             (1)
Credit derivatives.............................................             --
                                                                --------------
   Total....................................................... $            1
                                                                ==============
For the Year Ended December 31, 2011:
Interest rate derivatives...................................... $           22
Foreign currency exchange rate derivatives.....................             --
Credit derivatives.............................................              1
                                                                --------------
   Total....................................................... $           23
                                                                ==============
For the Year Ended December 31, 2010:
Interest rate derivatives...................................... $           --
Foreign currency exchange rate derivatives.....................             --
Credit derivatives.............................................             --
                                                                --------------
   Total....................................................... $           --
                                                                ==============

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2012 and 2011. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were insignificant for the years ended December 31, 2012 and 2011. The Company did not have any fair value hedges during the year ended December 31, 2010.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2012, 2011 and 2010.

  At December 31, 2012 and 2011, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $1 million and $2 million, respectively.

  For the years ended December 31, 2012 and 2011, there was ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2010, there were insignificant amounts of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2012, there was an insignificant amount reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2011 and 2010, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For the year ended December 31, 2012, the Company recognized insignificant net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2011 and 2010, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2012, insignificant amounts of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million and $23 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012, the Company would have received an insignificant amount to terminate all of these contracts. At December 31, 2011, the Company would have paid an insignificant amount to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2012                                   2011
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................    $    --     $        2          1.0    $    --    $         2          2.0
   Credit default swaps referencing
     indices............................         --             --           --         --              1          1.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................         --              2          1.0         --              3          1.7
                                         ---------- --------------              ---------- --------------
   Baa
   Credit default swaps referencing
     indices............................         --             20          4.5         --             20          5.0
                                         ---------- --------------              ---------- --------------
    Total...............................    $    --     $       22          4.2    $    --    $        23          4.6
                                         ========== ============== ============ ========== ============== ============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $42 million and $37 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $2 million and $4 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                           Estimated Fair Value of        Fair Value of Incremental
                                           Collateral Provided (2):       Collateral Provided Upon:
                                           ------------------------ --------------------------------------
                                                                                      Downgrade in the
                                                                                  Company's Credit Rating
                                                                                  to a Level that Triggers
                          Estimated                                   One Notch        Full Overnight
                        Fair Value of                               Downgrade in    Collateralization or
                      Derivatives in Net        Fixed Maturity      the Company's      Termination of
                    Liability Position (1)        Securities        Credit Rating the Derivative Position
                    ---------------------- ------------------------ ------------- ------------------------
                                                        (In millions)
December 31, 2012..         $           17          $            16    $       --       $                2
December 31, 2011..         $            1          $             1    $       --       $               --

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At both December 31, 2012 and 2011, the Company did not provide any cash collateral for exchange-traded futures.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                        -----------------
                                                                     Balance Sheet Location               2012     2011
                                                           -------------------------------------------- -------- --------
                                                                                                          (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits....................... Premiums, reinsurance and other receivables. $    959 $    715
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits...................... PABs........................................ $     56 $    135

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                      Years Ended December 31,
                                                      -------------------------
                                                        2012     2011    2010
                                                      -------- -------- -------
                                                            (In millions)
Net derivative gains (losses) (1), (2)............... $    303 $    290 $    87

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($26) million, $29 million and ($12) million, for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $28 million, ($62) million and $44 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                                  December 31, 2012
                                                               -------------------------------------------------------
                                                                         Fair Value Hierarchy               Total
                                                               -----------------------------------------  Estimated
                                                                  Level 1       Level 2       Level 3     Fair Value
                                                               ------------- ------------- ------------- -------------
                                                                                    (In millions)
Assets:
Fixed maturity securities:....................................
 U.S. corporate............................................... $          -- $         944 $          55 $         999
 U.S. Treasury and agency.....................................           382            15            --           397
 CMBS.........................................................            --           305            14           319
 RMBS.........................................................            --           283            14           297
 Foreign corporate............................................            --           180            42           222
 ABS..........................................................            --            54            --            54
 State and political subdivision..............................            --            20            --            20
 Foreign government...........................................            --            12            --            12
                                                               ------------- ------------- ------------- -------------
   Total fixed maturity securities............................           382         1,813           125         2,320
                                                               ------------- ------------- ------------- -------------
Equity securities:............................................
 Common stock.................................................            --            28            --            28
 Non-redeemable preferred stock...............................            --            --            17            17
                                                               ------------- ------------- ------------- -------------
   Total equity securities....................................            --            28            17            45
                                                               ------------- ------------- ------------- -------------
Short-term investments........................................           116            23            --           139
Derivative assets: (1)........................................
 Interest rate................................................            --            45            --            45
 Foreign currency exchange rate...............................            --             2            --             2
 Credit.......................................................            --            --            --            --
                                                               ------------- ------------- ------------- -------------
   Total derivative assets....................................            --            47            --            47
                                                               ------------- ------------- ------------- -------------
 Net embedded derivatives within asset host contracts (2).....            --            --           959           959
 Separate account assets (3)..................................            --        11,072            --        11,072
                                                               ------------- ------------- ------------- -------------
   Total assets............................................... $         498 $      12,983 $       1,101 $      14,582
                                                               ============= ============= ============= =============
Liabilities:
Derivative liabilities: (1)...................................
 Interest rate................................................ $          -- $          23 $          -- $          23
 Foreign currency exchange rate...............................            --             2            --             2
 Credit.......................................................            --            --            --            --
                                                               ------------- ------------- ------------- -------------
   Total derivative liabilities...............................            --            25            --            25
                                                               ------------- ------------- ------------- -------------
Net embedded derivatives within liability host contracts (2)..            --            --            56            56
                                                               ------------- ------------- ------------- -------------
   Total liabilities.......................................... $          -- $          25 $          56 $          81
                                                               ============= ============= ============= =============

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                                                             December 31, 2011
                                                               ----------------------------------------------
                                                                     Fair Value Hierarchy           Total
                                                               --------------------------------   Estimated
                                                                  Level 1    Level 2    Level 3    Fair Value
                                                               ---------- ---------- ---------- -------------
                                                                               (In millions)
Assets:
Fixed maturity securities:....................................
 U.S. corporate...............................................       $ --    $   942       $ 16       $   958
 U.S. Treasury and agency.....................................        220        112         --           332
 CMBS.........................................................         --        286         --           286
 RMBS.........................................................         --        303         11           314
 Foreign corporate............................................         --        150          6           156
 ABS..........................................................         --        128          6           134
 State and political subdivision..............................         --         19         --            19
 Foreign government...........................................         --         11         --            11
                                                               ---------- ---------- ---------- -------------
   Total fixed maturity securities............................        220      1,951         39         2,210
                                                               ---------- ---------- ---------- -------------
Equity securities:............................................
 Common stock.................................................          1         --         19            20
 Non-redeemable preferred stock...............................         --         --         15            15
                                                               ---------- ---------- ---------- -------------
   Total equity securities....................................          1         --         34            35
                                                               ---------- ---------- ---------- -------------
Short-term investments........................................         67          2         --            69
Derivative assets: (1)........................................
 Interest rate................................................         --         42         --            42
 Foreign currency exchange rate...............................         --          3         --             3
 Credit.......................................................         --          1         --             1
                                                               ---------- ---------- ---------- -------------
   Total derivative assets....................................         --         46         --            46
                                                               ---------- ---------- ---------- -------------
 Net embedded derivatives within asset host contracts (2).....         --         --        715           715
 Separate account assets (3)..................................         --     10,337         --        10,337
                                                               ---------- ---------- ---------- -------------
   Total assets...............................................       $288    $12,336       $788       $13,412
                                                               ========== ========== ========== =============
Liabilities:
Derivative liabilities: (1)...................................
 Interest rate................................................       $ --    $     1       $ --       $     1
 Foreign currency exchange rate...............................         --          1         --             1
 Credit.......................................................         --         --         --            --
                                                               ---------- ---------- ---------- -------------
   Total derivative liabilities...............................         --          2         --             2
                                                               ---------- ---------- ---------- -------------
Net embedded derivatives within liability host contracts (2)..         --         --        135           135
                                                               ---------- ---------- ---------- -------------
   Total liabilities..........................................       $ --    $     2       $135       $   137
                                                               ========== ========== ========== =============

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  Securities and Short-term Investments

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of CMBS, RMBS and ABS

     These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

   market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Valuation Techniques and Key Inputs:

    In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

    These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of CMBS, RMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


   Non-redeemable preferred stock

    These securities, including privately held securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts consist of mutual funds.

   Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

       This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

     Interest rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

       Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Embedded Derivatives

  Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

     Direct Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

     exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                              Weighted
                             Valuation Techniques        Significant Unobservable Inputs      Range           Average
                             --------------------------- -------------------------------  -------------    ------------
Fixed maturity securities:

U.S. corporate and foreign
corporate                    .Matrix pricing             .Delta spread adjustments (1)       50  -    100            57
                                                         .Illiquidity premium (1)            30  -     30
                                                         .Spreads from below
                                                          investment grade curves (1)        23  -    421           129
                             .Market pricing             .Quoted prices (2)                  --  -    376           183
                             .Consensus pricing          .Offered quotes (2)                100  -    102
                             ---------------------------------------------------------------------------------------
RMBS                         .Matrix pricing and         .Spreads from below
                              discounted cash flow        investment grade curves (1)       161  -    657           541
                             ---------------------------------------------------------------------------------------
CMBS                         .Market pricing             .Quoted prices (2)                 100  -    100           100
                             ---------------------------------------------------------------------------------------

Embedded derivatives:

Direct and ceded guaranteed
minimum benefits             .Option pricing techniques  .Mortality rates:
                                                            Ages 0 - 40                       0% -   0.10%
                                                            Ages 41 - 60                   0.05% -   0.64%
                                                            Ages 61 - 115                  0.32% -    100%
                                                         .Lapse rates:
                                                            Durations 1 - 10               0.50% -    100%
                                                            Durations 11 - 20                 3% -    100%
                                                            Durations 21 - 116                3% -    100%
                                                         .Utilization rates (3)              20% -     50%
                                                         .Withdrawal rates                 0.07% -     10%
                                                         .Long-term equity volatilities   17.40% -     25%
                                                         .Nonperformance risk spread       0.10% -   0.67%
                                                         -----------------------------------------------------------

--------

(1)For this unobservable input, range and weighted average are presented in basis points.

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

    Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS and CMBS changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumptions used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Direct and ceded guaranteed minimum benefits

    For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ----------------------------------------------------------------------------------------------
                                        Fixed Maturity Securities:               Equity Securities:
                               --------------------------------------------     --------------------
                                                                                             Non-
                                                                                          redeemable                   Net
                                 U.S.                        Foreign             Common   Preferred  Short-term     Embedded
                               Corporate   CMBS      RMBS   Corporate    ABS     Stock      Stock    Investments Derivatives (6)
                               ---------  ------    ------- --------- --------  --------  ---------- ----------- ---------------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance, January 1,...........  $     16  $   --    $    11   $     6 $      6  $     19    $     15   $      --        $    580
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.......        --      --         --        --       --        --          --          --              --
  Net investment gains
    (losses)..................        --      --         --        --       --        --          --          --              --
  Net derivative gains
    (losses)..................        --      --         --        --       --        --          --          --             303
 Other comprehensive income
  (loss)......................         2      --          3        --       --        --           2          --              --
Purchases (3).................        31      14         --        36       --        --          --          --              --
Sales (3).....................        (2)     --         --        --       (6)       --          --          --              --
Issuances (3).................        --      --         --        --       --        --          --          --              --
Settlements (3)...............        --      --         --        --       --        --          --          --              20
Transfers into Level 3 (4)....        11      --         --        --       --        --          --          --              --
Transfers out of Level 3 (4)..        (3)     --         --        --       --       (19)         --          --              --
                               ---------  ------    ------- --------- --------  --------  ---------- ----------- ---------------
Balance, December 31,.........  $     55  $   14    $    14   $    42 $     --  $     --    $     17   $      --        $    903
                               =========  ======    ======= ========= ========  ========  ========== =========== ===============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income.......  $     --  $   --    $    --   $    -- $     --  $     --    $     --   $      --        $     --
  Net investment gains
    (losses)..................  $     --  $   --    $    --   $    -- $     --  $     --    $     --   $      --        $     --
  Net derivative gains
    (losses)..................  $     --  $   --    $    --   $    -- $     --  $     --    $     --   $      --        $    309

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------------
                                       Fixed Maturity Securities:             Equity Securities:
                               ------------------------------------------     ------------------
                                                                                         Non-
                                                                                      redeemable                    Net
                                 U.S.                        Foreign          Common  Preferred  Short-term      Embedded
                               Corporate   CMBS      RMBS   Corporate   ABS   Stock     Stock    Investments  Derivatives (6)
                               ---------  ------    ------- ---------  -----  ------- ---------- -----------  ---------------
                                                              (In millions)
Year Ended December 31, 2011:
Balance, January 1,...........  $     22  $   --    $    11  $     25  $  19  $    10  $      15  $        9   $          269
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.......        --      --         --        --     --       --         --          --               --
  Net investment gains
    (losses)..................        --      --         --        (3)    --       --         --          --               --
  Net derivative gains
    (losses)..................        --      --         --        --     --       --         --          --              290
Other comprehensive income
 (loss).......................         1      --         --         2      1       --         --          --               --
Purchases (3).................         2      --         --         6      5        9         --          --               --
Sales (3).....................        (2)     --         --       (17)    (9)      --         --          (9)              --
Issuances (3).................        --      --         --        --     --       --         --          --               --
Settlements (3)...............        --      --         --        --     --       --         --          --               21
Transfers into Level 3 (4)....        --      --         --        --     --       --         --          --               --
Transfers out of Level 3 (4)..        (7)     --         --        (7)   (10)      --         --          --               --
                               ---------  ------    ------- ---------  -----  ------- ---------- -----------  ---------------
Balance, December 31,.........  $     16  $   --    $    11  $      6  $   6  $    19  $      15  $       --   $          580
                               =========  ======    ======= =========  =====  ======= ========== ===========  ===============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income.......  $     --  $   --    $    --  $     --  $  --  $    --  $      --  $       --   $           --
  Net investment gains
    (losses)..................  $     --  $   --    $    --  $     --  $  --  $    --  $      --  $       --   $           --
  Net derivative gains
    (losses)..................  $     --  $   --    $    --  $     --  $  --  $    --  $      --  $       --   $          293

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------------------
                                          Fixed Maturity Securities:             Equity Securities:
                               -----------------------------------------------  --------------------
                                                                                            Non-
                                                                                         redeemable                    Net
                                 U.S.                       Foreign              Common  Preferred   Short-term     Embedded
                               Corporate  CMBS     RMBS    Corporate    ABS      Stock     Stock     Investments Derivatives (6)
                               --------- ------- --------  --------- ---------  -------- ----------- ----------- ---------------
                                                                         (In millions)
Year Ended December 31, 2010:
Balance, January 1,........... $      16 $    -- $     10  $      20 $      22  $     -- $        14 $        --     $       160
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.......        --      --       --         --        --        --          --          --              --
  Net investment gains
    (losses)..................        --      --       (3)        --        --        --          --          --              --
  Net derivative gains
    (losses)..................        --      --       --         --        --        --          --          --              87
 Other comprehensive income
  (loss)......................         1      --        5          3         2        --           1          --              --
Purchases, sales, issuances
 and settlements (3)..........        --      --       (1)         2        (5)       10          --           9              22
Transfers into Level 3 (4)....         5      --       --         --        --        --          --          --              --
Transfers out of Level 3 (4)..        --      --       --         --        --        --          --          --              --
                               --------- ------- --------  --------- ---------  -------- ----------- -----------     -----------
Balance, December 31,......... $      22 $    -- $     11  $      25 $      19  $     10 $        15 $         9     $       269
                               ========= ======= ========  ========= =========  ======== =========== ===========     ===========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income....... $      -- $    -- $     --  $      -- $      --  $     -- $        -- $        --     $        --
  Net investment gains
    (losses).................. $      -- $    -- $     --  $      -- $      --  $     -- $        -- $        --     $        --
  Net derivative gains
    (losses).................. $      -- $    -- $     --  $      -- $      --  $     -- $        -- $        --     $        91

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2012
                                         --------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                      ------------------------------------       Total
                                           Carrying                                            Estimated
                                            Value       Level 1        Level 2     Level 3     Fair Value
                                         ------------ ------------    ---------- ------------ ------------
                                                                 (In millions)
Assets:
Mortgage loans, net..................... $        284 $         --    $       -- $        307 $        307
Policy loans............................ $         27 $         --    $        2 $         46 $         48
Other limited partnership interests..... $          1 $         --    $       -- $          2 $          2
Other invested assets................... $         45 $         --    $       57 $         -- $         57
Premiums, reinsurance and other
 receivables............................ $      1,364 $         --    $       -- $      1,527 $      1,527
Other assets............................ $          6 $         --    $        6 $         -- $          6
Liabilities:
PABs.................................... $      2,431 $         --    $       -- $      2,788 $      2,788
Other liabilities....................... $          3 $         --    $        3 $         -- $          3
Commitments: (1)
Mortgage loan commitments............... $         -- $         --    $       -- $         -- $         --
Commitments to fund private corporate
 bond investments....................... $         -- $         --    $        3 $         -- $          3

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


                                                        December 31, 2011
                                                  -----------------------------
                                                                   Estimated
                                                     Carrying        Fair
                                                      Value          Value
                                                  -------------- --------------
                                                          (In millions)
Assets:
Mortgage loans, net.............................. $          226 $          243
Policy loans..................................... $           26 $           47
Other limited partnership interests.............. $            1 $            2
Other invested assets............................ $           45 $           50
Premiums, reinsurance and other receivables...... $        1,416 $        1,530
Other assets..................................... $            6 $            6
Liabilities:
PABs............................................. $        2,344 $        2,676
Other liabilities................................ $           -- $           --
Commitments: (1)
Mortgage loan commitments........................ $           -- $           --
Commitments to fund private corporate bond
  investments.................................... $           -- $            3

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 11 for additional information on these off-balance sheet obligations.

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  Other invested assets within the preceding tables are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are comprised of certain amounts recoverable under reinsurance agreements.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

  Other assets in the preceding tables are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding table represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

  Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


 Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for the Company was in excess of seven times Company Action RBC for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income of the Company, a Missouri domiciled insurer, was $132 million, $94 million and $153 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $704 million and $600 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a cash dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MLIIC paid a dividend to MetLife of $18 million. During the years ended December 31, 2011 and 2010, MLIIC did not pay dividends to MetLife. Based on amounts at December 31, 2012, MLIIC could pay a stockholder dividend in 2013 of $129 million without prior approval of the Missouri Director.

Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                 ---------------------------
                                                                                    2012      2011     2010
                                                                                 ---------  -------  -------
                                                                                        (In millions)
Holding gains (losses) on investments arising during the year................... $      62  $    33  $    99
Income tax effect of holding gains (losses).....................................       (22)     (13)     (35)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income........................................................         3        4        5
Income tax effect of reclassification adjustments...............................        (1)      (1)      (2)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts..........................................................        (2)     (14)      (7)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................         1        6        3
                                                                                 ---------  -------  -------
Other comprehensive income (loss), net of income tax............................ $      41  $    15  $    63
                                                                                 =========  =======  =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


9. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                 ------------------------------
                                                   2012       2011       2010
                                                 --------  ---------  ---------
                                                          (In millions)
Compensation.................................... $      9  $      10  $      13
Commissions.....................................       57         68         67
Volume-related costs............................        3          7          4
Capitalization of DAC...........................      (19)       (34)       (38)
Amortization of DAC and VOBA....................      148        172        119
Premium taxes, licenses and fees................        1          6          3
Other...........................................       30         30         31
                                                 --------  ---------  ---------
  Total other expenses.......................... $    229  $     259  $     199
                                                 ========  =========  =========

Capitalization and Amortization of DAC and VOBA

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

10. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                -------------------------------
                                                   2012       2011       2010
                                                ---------- ---------- ---------
                                                         (In millions)
Current:
  Federal...................................... $        8 $       24 $      30
Deferred:
  Federal......................................         86         66        (3)
                                                ---------- ---------- ---------
   Provision for income tax expense (benefit).. $       94 $       90 $      27
                                                ========== ========== =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                             ---------------------------------
                                                2012        2011        2010
                                             ----------  ----------  ---------
                                                       (In millions)
Tax provision at U.S. statutory rate........ $      103  $      107  $      41
Tax effect of:
  Tax-exempt investment income..............        (11)        (13)       (12)
  Prior year tax............................          3          (2)        (1)
  Tax credits...............................         (1)         (2)        --
  Other, net................................         --          --         (1)
                                             ----------  ----------  ---------
   Provision for income tax expense
     (benefit).............................. $       94  $       90  $      27
                                             ==========  ==========  =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                               December 31,
                                                            ------------------
                                                              2012      2011
                                                            --------  --------
                                                               (In millions)
Deferred income tax assets:
  Investments, including derivatives....................... $     --  $      8
  Tax credit carryforwards.................................       --         2
                                                            --------  --------
   Total gross deferred income tax assets..................       --        10
                                                            --------  --------
Deferred income tax liabilities:
  Policyholder liabilities and receivables.................      234       131
  Net unrealized investment gains..........................       40        18
  Investments, including derivatives.......................       18        --
  DAC and VOBA.............................................       33        78
  Other....................................................        1         1
                                                            --------  --------
   Total deferred income tax liabilities...................      326       228
                                                            --------  --------
   Net deferred income tax asset (liability)............... $   (326) $   (218)
                                                            ========  ========

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $8 million and $16 million for 2012 and 2010, respectively. The amounts due to MetLife include $8 million for 2011.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, or state and local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2013.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $8 million and $14 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and those such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

   Sales Practices Claims

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


   Summary

  Various litigation, claims and assessments against the Company have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

  Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                               December 31,
                                                           ---------------------
                                                              2012       2011
                                                           ---------- ----------
                                                               (In millions)
Other Assets:
  Premium tax offset for future undiscounted assessments.. $        1 $        1
  Receivable for reimbursement of paid assessments (1)....          6          6
                                                           ---------- ----------
                                                           $        7 $        7
                                                           ========== ==========
Other Liabilities:
  Insolvency assessments.................................. $        8 $       10
                                                           ========== ==========

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $9 million and $10 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $1 million and $3 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Private Corporate Bond Investments

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $13 million at both December 31, 2012 and 2011.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


12. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $53 million, $76 million and $80 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $34 million, $32 million and $29 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $24 million, $26 million and $23 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company had net receivables (payables) from affiliates of $2 million and ($14) million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2012, through April 15, 2013, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010
and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, Florida
April 5, 2013

            General American Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                         2012              2011
                                                                                                    ----------        ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $6,836 and
  $6,676, respectively)............................................................................ $    8,017        $    7,669
 Equity securities available-for-sale, at estimated fair value (cost: $63 and $33, respectively)...         64                33
 Mortgage loans (net of valuation allowances of $7 and $4, respectively)...........................        845               608
 Policy loans......................................................................................      1,774             1,797
 Real estate and real estate joint ventures........................................................         63                53
 Other limited partnership interests...............................................................        210               196
 Short-term investments, at estimated fair value...................................................        191               254
 Other invested assets, principally at estimated fair value........................................        141               138
                                                                                                    ----------        ----------
  Total investments................................................................................     11,305            10,748
Cash and cash equivalents, principally at estimated fair value.....................................         88                72
Accrued investment income..........................................................................         98               102
Premiums, reinsurance and other receivables........................................................      2,716             2,548
Deferred policy acquisition costs and value of business acquired...................................        257               195
Current income tax recoverable.....................................................................          9                --
Other assets.......................................................................................        128               122
Separate account assets............................................................................        986               974
                                                                                                    ----------        ----------
  Total assets..................................................................................... $   15,587        $   14,761
                                                                                                    ==========        ==========

Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    5,231        $    5,095
Policyholder account balances......................................................................      5,584             4,985
Other policy-related balances......................................................................        287               255
Policyholder dividends payable.....................................................................         89                95
Payables for collateral under securities loaned and other transactions.............................        603               815
Long-term debt.....................................................................................        102               102
Current income tax payable.........................................................................         --                36
Deferred income tax liability......................................................................        329               236
Other liabilities..................................................................................        736               653
Separate account liabilities.......................................................................        986               974
                                                                                                    ----------        ----------
  Total liabilities................................................................................     13,947            13,246
                                                                                                    ----------        ----------
Contingencies, Commitments and Guarantees (Note 12)

Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares issued and
 outstanding.......................................................................................          3                 3
Additional paid-in capital.........................................................................        865               865
Retained earnings..................................................................................         35                21
Accumulated other comprehensive income (loss)......................................................        737               626
                                                                                                    ----------        ----------
  Total stockholder's equity.......................................................................      1,640             1,515
                                                                                                    ----------        ----------
  Total liabilities and stockholder's equity....................................................... $   15,587        $   14,761
                                                                                                    ==========        ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                   2012        2011        2010
                                                                ----------  ----------  ----------
Revenues
Premiums....................................................... $      431  $      302  $      249
Universal life and investment-type product policy fees.........        118         115         146
Net investment income..........................................        503         491         502
Other revenues.................................................          5          15           5
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.         (5)         (2)        (16)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............         (1)         (1)         10
 Other net investment gains (losses)...........................         11          44         (10)
                                                                ----------  ----------  ----------
   Total net investment gains (losses).........................          5          41         (16)
 Net derivative gains (losses).................................        (32)         40         (62)
                                                                ----------  ----------  ----------
     Total revenues............................................      1,030       1,004         824
                                                                ----------  ----------  ----------
Expenses
Policyholder benefits and claims...............................        581         499         442
Interest credited to policyholder account balances.............        145         134         136
Policyholder dividends.........................................        144         151         154
Other expenses.................................................        141         127          67
                                                                ----------  ----------  ----------
     Total expenses............................................      1,011         911         799
                                                                ----------  ----------  ----------
Income (loss) before provision for income tax..................         19          93          25
Provision for income tax expense (benefit).....................          5          42          (2)
                                                                ----------  ----------  ----------
 Net income (loss)............................................. $       14  $       51  $       27
                                                                ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                           2012    2011    2010
                                                                                          ------- ------- -------
Net income (loss)........................................................................ $    14 $    51 $    27
Other comprehensive income (loss):
    Unrealized investment gains (losses), net of related offsets.........................     174     337     435
    Unrealized gains (losses) on derivatives.............................................     (1)      --      --
    Foreign currency translation adjustments.............................................     (1)      --      --
    Defined benefit plans adjustment.....................................................     (2)     (4)     (1)
                                                                                          ------- ------- -------
    Other comprehensive income (loss), before income tax.................................     170     333     434
    Income tax (expense) benefit related to items of other comprehensive income (loss)...    (59)   (118)   (151)
                                                                                          ------- ------- -------
    Other comprehensive income (loss), net of income tax.................................     111     215     283
                                                                                          ------- ------- -------
Comprehensive income (loss).............................................................. $   125 $   266 $   310
                                                                                          ======= ======= =======

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
              For the Year Ended December 31, 2012, 2011 and 2010

                                 (In millions)




                                                               Additional
                                                       Common   Paid-in     Retained
                                                       Stock    Capital     Earnings
                                                      -------- ----------  ---------
Balance at December 31, 2009......................... $      3 $    1,156  $      --
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                            (16)
                                                      -------- ----------  ---------
Balance at January 1, 2010...........................        3      1,156        (16)
Dividends on common stock............................                (127)       (22)
Net income (loss)....................................                             27
Other comprehensive income (loss), net of income tax.
                                                      -------- ----------  ---------
Balance at December 31, 2010.........................        3      1,029        (11)
Dividends on common stock............................                (164)       (19)
Net income (loss)....................................                             51
Other comprehensive income (loss), net of income tax.
                                                      -------- ----------  ---------
Balance at December 31, 2011.........................        3        865         21
Net income (loss)....................................                             14
Other comprehensive income (loss), net of income tax.
                                                      -------- ----------  ---------
Balance at December 31, 2012......................... $      3 $      865  $      35
                                                      ======== ==========  =========

                                                         Accumulated Other Comprehensive Income (Loss)
                                                      ---------------------------------------------------
                                                           Net                      Foreign     Defined
                                                        Unrealized   Other-Than-   Currency     Benefit        Total
                                                        Investment    Temporary   Translation    Plans     Stockholder's
                                                      Gains (Losses) Impairments  Adjustments  Adjustment     Equity
                                                      -------------- -----------  -----------  ----------  -------------
Balance at December 31, 2009.........................     $      149   $     (10)  $      (10)  $      (1)    $    1,287
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                                                                (16)
                                                          ----------   ---------   ----------   ---------     ----------
Balance at January 1, 2010...........................            149         (10)         (10)         (1)         1,271
Dividends on common stock............................                                                               (149)
Net income (loss)....................................                                                                 27
Other comprehensive income (loss), net of income tax.            284                                   (1)           283
                                                          ----------   ---------   ----------   ---------     ----------
Balance at December 31, 2010.........................            433         (10)         (10)         (2)         1,432
Dividends on common stock............................                                                               (183)
Net income (loss)....................................                                                                 51
Other comprehensive income (loss), net of income tax.            219          (1)                      (3)           215
                                                          ----------   ---------   ----------   ---------     ----------
Balance at December 31, 2011.........................            652         (11)         (10)         (5)         1,515
Net income (loss)....................................                                                                 14
Other comprehensive income (loss), net of income tax.            108           6           (1)         (2)           111
                                                          ----------   ---------   ----------   ---------     ----------
Balance at December 31, 2012.........................     $      760   $      (5)  $      (11)  $      (7)    $    1,640
                                                          ==========   =========   ==========   =========     ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                            2012     2011     2010
                                                                                        -------- -------- --------
Cash flows from operating activities
Net income (loss)...................................................................... $    14  $    51  $    27
Adjustments to reconcile net income (loss) to net cash used in operating activities:
  Depreciation and amortization expenses...............................................       6        7        7
  Amortization of premiums and accretion of discounts associated with investments, net.     (39)     (46)     (46)
  (Gains) losses on investments and derivatives and from sales of businesses, net......      40      (68)      77
  Interest credited to policyholder account balances...................................     145      134      136
  Interest (income) expense on equity linked notes.....................................      (6)       9       (3)
  Universal life and investment-type product policy fees...............................    (118)    (115)    (146)
  Change in premiums, reinsurance and other receivables................................    (167)    (104)    (208)
  Change in deferred policy acquisition costs and value of business acquired, net......     (77)     (38)      11
  Change in income tax.................................................................     (12)      89       57
  Change in other assets...............................................................       6       13       10
  Change in insurance-related liabilities and policy-related balances..................     161       (9)      24
  Change in other liabilities..........................................................       7       47        4
  Other, net...........................................................................      (4)      19       (6)
                                                                                        -------  -------  -------
Net cash used in operating activities..................................................     (44)     (11)     (56)
                                                                                        -------  -------  -------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................   1,914    1,375    2,079
   Equity securities...................................................................       8      201        1
   Mortgage loans......................................................................      24       48       33
   Other limited partnership interests.................................................      25       19       10
  Purchases of:
   Fixed maturity securities...........................................................  (1,959)  (2,095)  (1,779)
   Equity securities...................................................................     (36)     (29)     (10)
   Mortgage loans......................................................................    (265)     (93)    (233)
   Real estate and real estate joint ventures..........................................     (12)      (2)      (3)
   Other limited partnership interests.................................................     (37)     (52)     (58)
  Cash received in connection with freestanding derivatives............................      46       62       24
  Cash paid in connection with freestanding derivatives................................     (85)     (63)     (67)
  Issuances of loans to affiliates.....................................................      --      (50)      --
  Net change in policy loans...........................................................      23       10      (26)
  Net change in short-term investments.................................................      63      (79)      55
  Net change in other invested assets..................................................       5      (12)       8
                                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................................    (286)    (760)      34
                                                                                        -------  -------  -------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................   1,820      993      372
   Withdrawals.........................................................................  (1,262)    (473)    (242)
  Net change in payables for collateral under securities loaned and other transactions.    (212)     241      148
  Dividends on common stock............................................................      --     (183)    (149)
                                                                                        -------  -------  -------
Net cash provided by financing activities..............................................     346      578      129
                                                                                        -------  -------  -------
Change in cash and cash equivalents....................................................      16     (193)     107
Cash and cash equivalents, beginning of year...........................................      72      265      158
                                                                                        -------  -------  -------
Cash and cash equivalents, end of year................................................. $    88  $    72  $   265
                                                                                        =======  =======  =======

Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $     8  $     8  $     8
                                                                                        =======  =======  =======
   Income tax.......................................................................... $    18  $   (42) $   (41)
                                                                                        =======  =======  =======

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

 Business

  General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

 Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

            General American Life Insurance Company and Subsidiary

  The Company reports separate account assets at their fair value which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

 Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

    Accounting Policy                                                 Note
    -----------------------------------------------------------------------
    Insurance                                                            2
    -----------------------------------------------------------------------
    Deferred Policy Acquisition Costs and Value of Business Acquired     3
    -----------------------------------------------------------------------
    Reinsurance                                                          4
    -----------------------------------------------------------------------
    Investments                                                          5
    -----------------------------------------------------------------------
    Derivatives                                                          6
    -----------------------------------------------------------------------
    Fair Value                                                           7
    -----------------------------------------------------------------------
    Income Tax                                                          11
    -----------------------------------------------------------------------
    Litigation Contingencies                                            12

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

            General American Life Insurance Company and Subsidiary

  Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

            General American Life Insurance Company and Subsidiary

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Value of Business Acquired

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

            General American Life Insurance Company and Subsidiary

  DAC and VOBA are amortized as follows:

Products:                                                 In proportion to the following over estimated
                                                          lives of the contracts:
--------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross
   contracts:                                             premiums.

    Term insurance
    Non-participating whole life insurance
--------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
--------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts

  See Note 3 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the consolidated statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

            General American Life Insurance Company and Subsidiary

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

            General American Life Insurance Company and Subsidiary

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

            General American Life Insurance Company and Subsidiary

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
   . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
   . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

            General American Life Insurance Company and Subsidiary

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

            General American Life Insurance Company and Subsidiary

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

            General American Life Insurance Company and Subsidiary

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Goodwill

  The Company performed its annual goodwill impairment testing during the third quarter of 2011 based upon data as of the close of the second quarter of 2011. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  Impairment testing was performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applied significant judgment when determining the estimated fair value of the Company's reporting unit.

  For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is

            General American Life Insurance Company and Subsidiary determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  During the 2011 goodwill impairment test performed by the Company, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company together with its parent, MLIC and its subsidiaries, join the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

   . future taxable income exclusive of reversing temporary differences and carryforwards;
   .   future reversals of existing taxable temporary differences;
   .   taxable income in prior carryback years; and
   .   tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

            General American Life Insurance Company and Subsidiary

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $76 million and $78 million at December 31, 2012 and 2011, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $70 million and $71 million at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2012, 2011 and 2010.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $10 million and $30 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $6 million and $26 million at December 31, 2012 and 2011, respectively. Related amortization expense was $1 million for both the years ended December 31, 2012 and 2011, and $2 million for the year ended December 31, 2010.

            General American Life Insurance Company and Subsidiary

  Other Revenues

  Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements, administrative service fees, and changes in account value relating to the Company's corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

  Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                     As Previously Reported    Adjustment        As Adjusted
                     ---------------------- ----------------- -----------------
                       December 31, 2011    December 31, 2011 December 31, 2011
                     ---------------------- ----------------- -----------------
                                           (In millions)
Assets
 Deferred policy
   acquisition
   costs and value
   of business
   acquired (1).....        $    196             $   (1)          $    195
Equity
 Retained earnings..        $     31             $  (10)          $     21
 Accumulated other
   comprehensive
   income (loss)....        $    617             $    9           $    626
 Total
   stockholder's
   equity...........        $  1,516             $   (1)          $  1,515

--------

(1)Value of business acquired was not impacted by the adoption of this guidance.

            General American Life Insurance Company and Subsidiary

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of operations:

                                  As Previously Reported        Adjustment               As Adjusted
                                  ---------------------    ---------------------    ---------------------
                                  Years Ended December 31, Years Ended December 31,  Years Ended December 31,
                                  ---------------------    ---------------------    ---------------------
                                   2011          2010       2011          2010       2011           2010
                                    ------        -----      -----         -----      ------         -----
                                                (In millions)
     Expenses
       Other expenses............ $  129        $  75      $  (2)        $  (8)     $  127         $  67
       Income (loss) before
        provision for income
        tax...................... $   91        $  17      $   2         $   8      $   93         $  25
       Provision for income tax
        expense (benefit)........ $   41        $  (5)     $   1         $   3      $   42         $  (2)
       Net income (loss)......... $   50        $  22      $   1         $   5      $   51         $  27

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                  As Previously Reported        Adjustment               As Adjusted
                                  ----------------------   ---------------------    ----------------------
                                  Years Ended December 31, Years Ended December 31,  Years Ended December 31,
                                  ----------------------   ---------------------    ----------------------
                                    2011         2010       2011          2010       2011           2010
                                    -------        -----     -----         -----      ------          -----
                                                (In millions)
    Cash flows from operating
     activities
      Net income (loss).......... $    50        $  22     $   1         $   5      $   51          $  27
      Change in deferred policy
       acquisition
       costs, net................ $   (36)       $  19     $  (2)        $  (8)     $  (38)         $  11
      Change in income tax....... $    88        $  54     $   1         $   3      $   89          $  57

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of variable interest entities ("VIEs"). The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that

            General American Life Insurance Company and Subsidiary has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

 Future Adoption of New Accounting Pronouncements

    In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
  830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition the amendments require an entity to disclose the nature and amount of the obligation as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after

            General American Life Insurance Company and Subsidiary

January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3%
                             to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.
----------------------------------------------------------------------------------------------------------------
Non-participating life       Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 7%.
----------------------------------------------------------------------------------------------------------------
Individual and group         Present value of expected future payments. Interest rate assumptions used in traditional fixed annuities  establishing such liabilities range from 4% to 9%.
after annuitization
----------------------------------------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as to future morbidity,
insurance                    withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities is 5%.
----------------------------------------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

  Participating business represented 19% and 38% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 78%, 99% and 99% of gross life insurance premiums for the years ended December 31, 2012, 2011 and 2010, respectively.

            General American Life Insurance Company and Subsidiary

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and
                                       Annuity    Variable Life
                                      Contracts     Contracts
                                    ------------- -------------
                                     Guaranteed
                                    Annuitization   Secondary
                                      Benefits     Guarantees     Total
                                    ------------- ------------- --------
                                                (In millions)
      Direct
      Balance at January 1, 2010...    $     7       $    13    $     20
      Incurred guaranteed benefits.         --            80          80
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2010.          7            93         100
      Incurred guaranteed benefits.         --            (9)         (9)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2011.          7            84          91
      Incurred guaranteed benefits.         (1)           13          12
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2012.    $     6       $    97    $    103
                                       =======       =======    ========
      Ceded
      Balance at January 1, 2010...    $    --       $     7    $      7
      Incurred guaranteed benefits.         --            81          81
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2010.         --            88          88
      Incurred guaranteed benefits.         --            (8)         (8)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2011.         --            80          80
      Incurred guaranteed benefits.         --            13          13
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2012.    $    --       $    93    $     93
                                       =======       =======    ========
      Net
      Balance at January 1, 2010...    $     7       $     6    $     13
      Incurred guaranteed benefits.         --            (1)         (1)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2010.          7             5          12
      Incurred guaranteed benefits.         --            (1)         (1)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2011.          7             4          11
      Incurred guaranteed benefits.         (1)           --          (1)
      Paid guaranteed benefits.....         --            --          --
                                       -------       -------    --------
      Balance at December 31, 2012.    $     6       $     4    $     10
                                       =======       =======    ========

            General American Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2012    2011
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $    15 $    14
                        Money Market....       2       2
                        Bond............       2       1
                        Balanced........       1       2
                        Specialty.......       1      --
                                         ------- -------
                         Total.......... $    21 $    19
                                         ======= =======

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Two Tier Annuities

  Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate of funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

            General American Life Insurance Company and Subsidiary

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                        December 31,
                                                     -------------------
                                                       2012      2011
                                                     --------- ---------
                                                      At Annuitization
                                                     -------------------
                                                        (In millions)
       Annuity Contracts (1)
       Two Tier Annuities
       General account value........................ $     274 $     276
       Net amount at risk........................... $      48 $      49
       Average attained age of contractholders...... 64 years  63 years

                                                        December 31,
                                                     -------------------
                                                       2012      2011
                                                     --------- ---------
                                                          Secondary
                                                         Guarantees
                                                     -------------------
                                                        (In millions)
       Universal and Variable Life Contracts (1)
       Account value (general and separate account). $   1,559 $   1,473
       Net amount at risk........................... $  14,321 $  15,034
       Average attained age of policyholders........ 62 years  61 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

 Obligations Under Funding Agreements

  General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB common stock, included in equity securities, were as follows at:

                                                December 31,
                                                -------------
                                                2012   2011
                                                -----  -----
                                                (In millions)
       FHLB of Des Moines...................... $  55  $  31

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                               2012      2011        2012          2011
                            ---------- -------- -------------- ------------
                                             (In millions)
    FHLB of Des Moines (1). $    1,000 $    475 $    1,298 (2) $    662 (2)

--------
(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, which are in the custody of the FHLB, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB as long as

            General American Life Insurance Company and Subsidiary there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

 Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $905 million and $894 million at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $81 million and $80 million at December 31, 2012 and 2011, respectively. The average interest rate credited on these contracts was 2.51% and 2.72% at December 31, 2012 and 2011, respectively.

  Under an assumptive reinsurance agreement, the Company transferred, in a non-cash transaction, $319 million of pass-through separate accounts to an affiliate during 2011.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Value of Business Acquired

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance and non-participating whole life insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross

            General American Life Insurance Company and Subsidiary margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

            General American Life Insurance Company and Subsidiary

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                             --------------------------
                                               2012      2011     2010
                                             --------  -------  -------
                                                    (In millions)
       DAC
       Balance at January 1,................ $    133  $    80  $    70
       Capitalizations......................      124       57        5
       Amortization related to:
        Net investment gains (losses).......       --       --        2
        Other expenses......................      (37)      (9)      (6)
                                             --------  -------  -------
          Total amortization................      (37)      (9)      (4)
                                             --------  -------  -------
       Unrealized investment gains (losses).      (10)       5        9
                                             --------  -------  -------
       Balance at December 31,..............      210      133       80
                                             --------  -------  -------
       VOBA
       Balance at January 1,................       62       80       99
       Amortization related to:
        Other expenses......................      (10)     (10)     (12)
                                             --------  -------  -------
          Total amortization................      (10)     (10)     (12)
                                             --------  -------  -------
       Unrealized investment gains (losses).       (5)      (8)      (7)
                                             --------  -------  -------
       Balance at December 31,..............       47       62       80
                                             --------  -------  -------
       Total DAC and VOBA
       Balance at December 31,.............. $    257  $   195  $   160
                                             ========  =======  =======

            General American Life Insurance Company and Subsidiary

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                        VOBA
                                    -------------
                                    (In millions)
                              2013.    $    9
                              2014.    $    8
                              2015.    $    7
                              2016.    $    2
                              2017.    $    4

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most new individual life insurance policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $3 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

            General American Life Insurance Company and Subsidiary

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $440 million and $435 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $576 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $317 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $677 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $322 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                               Years Ended December 31,
                                                               ----------------------
                                                                2012     2011    2010
                                                               ------   ------  ------
                                                                    (In millions)
Premiums:
Direct premiums............................................... $  294   $  320  $  335
Reinsurance assumed...........................................    444      297     211
Reinsurance ceded.............................................   (307)    (315)   (297)
                                                               ------   ------  ------
  Net premiums................................................ $  431   $  302  $  249
                                                               ======   ======  ======
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $  278   $  289  $  347
Reinsurance assumed...........................................     --       --      --
Reinsurance ceded.............................................   (160)    (174)   (201)
                                                               ------   ------  ------
  Net universal life and investment-type product policy fees.. $  118   $  115  $  146
                                                               ======   ======  ======
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $  613   $  606  $  618
Reinsurance assumed...........................................    355      223     221
Reinsurance ceded.............................................   (387)    (330)   (397)
                                                               ------   ------  ------
  Net policyholder benefits and claims........................ $  581   $  499  $  442
                                                               ======   ======  ======
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $  223   $  210  $  206
Reinsurance assumed...........................................     --       --      --
Reinsurance ceded.............................................    (78)     (76)    (70)
                                                               ------   ------  ------
  Net interest credited to policyholder account balances...... $  145   $  134  $  136
                                                               ======   ======  ======
Other expenses:
Direct other expenses......................................... $  109   $  158  $  168
Reinsurance assumed...........................................    120       55      31
Reinsurance ceded.............................................    (88)     (86)   (132)
                                                               ------   ------  ------
  Net other expenses.......................................... $  141   $  127  $   67
                                                               ======   ======  ======

            General American Life Insurance Company and Subsidiary

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                        December 31,
                                                -------------------------------------------------------------
                                                             2012                           2011
                                                ------------------------------ ------------------------------
                                                                        Total                          Total
                                                                       Balance                        Balance
                                                Direct Assumed  Ceded   Sheet  Direct Assumed  Ceded   Sheet
                                                ------ ------- ------  ------- ------ ------- ------  -------
                                                                        (In millions)
Assets:
Premiums, reinsurance and other receivables.... $   27  $ 74   $2,615  $2,716  $   27  $ 28   $2,493  $2,548
Deferred policy acquisition costs and value of
 business acquired.............................    243   139     (125)    257     287    49     (141)    195
                                                ------  ----   ------  ------  ------  ----   ------  ------
   Total assets................................ $  270  $213   $2,490  $2,973  $  314  $ 77   $2,352  $2,743
                                                ======  ====   ======  ======  ======  ====   ======  ======
Liabilities:
Future policy benefits......................... $4,915  $316   $   --  $5,231  $4,945  $150   $   --  $5,095
Other policy-related balances..................    270    64      (47)    287     256    54      (55)    255
Other liabilities..............................    135    47      554     736     133    31      489     653
                                                ------  ----   ------  ------  ------  ----   ------  ------
   Total liabilities........................... $5,320  $427   $  507  $6,254  $5,334  $235   $  434  $6,003
                                                ======  ====   ======  ======  ======  ====   ======  ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $256 million and $249 million at December 31, 2012 and 2011, respectively. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

 Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            General American Life Insurance Company and Subsidiary

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             -----------------------
                                                              2012    2011     2010
                                                             ------  ------  -------
                                                                  (In millions)
Premiums:
Reinsurance assumed......................................... $  202  $   62  $    --
Reinsurance ceded...........................................    (11)     (7)     (14)
                                                             ------  ------  -------
 Net premiums............................................... $  191  $   55  $   (14)
                                                             ======  ======  =======
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $   --  $   --  $    --
Reinsurance ceded...........................................    (83)    (90)    (120)
                                                             ------  ------  -------
 Net universal life and investment-type product policy fees. $  (83) $  (90) $  (120)
                                                             ======  ======  =======
Policyholder benefits and claims:
Reinsurance assumed......................................... $  172  $   54  $    --
Reinsurance ceded...........................................    (19)    (14)     (33)
                                                             ------  ------  -------
 Net policyholder benefits and claims....................... $  153  $   40  $   (33)
                                                             ======  ======  =======
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $   --  $   --  $    --
Reinsurance ceded...........................................    (78)    (76)     (70)
                                                             ------  ------  -------
 Net interest credited to policyholder account balances..... $  (78) $  (76) $   (70)
                                                             ======  ======  =======
Other expenses:
Reinsurance assumed......................................... $   66  $   21  $    --
Reinsurance ceded...........................................    (33)    (48)     (93)
                                                             ------  ------  -------
 Net other expenses......................................... $   33  $  (27) $   (93)
                                                             ======  ======  =======

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                             December 31,
                                                                  ----------------------------------
                                                                        2012              2011
                                                                  ----------------  ----------------
                                                                  Assumed   Ceded   Assumed   Ceded
                                                                  ------- --------  ------- --------
                                                                             (In millions)
Assets:
Premiums, reinsurance and other receivables...................... $   74  $  1,880   $  28  $  1,783
Deferred policy acquisition costs and value of business acquired.    139      (121)     49      (134)
                                                                  ------  --------   -----  --------
 Total assets.................................................... $  213  $  1,759   $  77  $  1,649
                                                                  ======  ========   =====  ========
Liabilities:
Future policy benefits........................................... $  219  $     --   $  54  $     --
Other policy-related balances....................................      2       (47)      1       (55)
Other liabilities................................................     47        35      31        34
                                                                  ------  --------   -----  --------
 Total liabilities............................................... $  268  $    (12)  $  86  $    (21)
                                                                  ======  ========   =====  ========

            General American Life Insurance Company and Subsidiary

  In January 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. The Company assumed premiums of $202 million and $62 million and assumed benefits and related expenses of $238 million and $75 million for the years ended December 31, 2012 and 2011, respectively. In connection with these agreements, the Company recorded assumed DAC and VOBA of $139 million and $49 million, premiums and other receivables of $74 million and $28 million, future policy benefits of $219 million and $53 million and affiliated reinsurance payables, included in other liabilities, of $47 million and $31 million at December 31, 2012 and 2011, respectively.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.8 billion and $1.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $253 million and $243 million at December 31, 2012 and 2011, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

            General American Life Insurance Company and Subsidiary

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                 December 31, 2012                             December 31, 2011
                                   --------------------------------------------- ---------------------------------------------
                                                 Gross Unrealized                              Gross Unrealized
                                    Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                   Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                     Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                   --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                          (In millions)
Fixed Maturity Securities:
U.S. corporate.................... $  2,442  $    363   $  11   $  --  $  2,794  $  2,408  $    295   $  28   $  --  $  2,675
Foreign government................      828       444      --      --     1,272       770       421      --      --     1,191
Foreign corporate.................    1,023       230      17      --     1,236       915       199      23      --     1,091
RMBS..............................      858        60      11       8       899       837        47      23      16       845
U.S. Treasury and agency..........      784        99      --      --       883       790        95      --      --       885
CMBS..............................      564        22      12      --       574       609        22      10      --       621
ABS...............................      261         9       3      --       267       280         8       7      --       281
State and political subdivision...       76        16      --      --        92        67        13      --      --        80
                                   --------  --------   -----   -----  --------  --------  --------   -----   -----  --------
  Total fixed maturity securities. $  6,836  $  1,243   $  54   $   8  $  8,017  $  6,676  $  1,100   $  91   $  16  $  7,669
                                   ========  ========   =====   =====  ========  ========  ========   =====   =====  ========
Equity Securities:
Common............................ $     63  $      1   $  --   $  --  $     64  $     33  $     --   $  --   $  --  $     33
                                   --------  --------   -----   -----  --------  --------  --------   -----   -----  --------
  Total equity securities......... $     63  $      1   $  --   $  --  $     64  $     33  $     --   $  --   $  --  $     33
                                   ========  ========   =====   =====  ========  ========  ========   =====   =====  ========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million with unrealized gains (losses) of $3 million at December 31, 2012. There were no non-income producing fixed maturity securities held at December 31, 2011.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

            General American Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                          December 31,
                                            -----------------------------------------
                                                    2012                 2011
                                            -------------------- --------------------
                                            Amortized Estimated  Amortized Estimated
                                              Cost    Fair Value   Cost    Fair Value
                                            --------- ---------- --------- ----------
                                                          (In millions)
Due in one year or less.................... $    492   $    508  $    509   $    526
Due after one year through five years......      966      1,074       814        896
Due after five years through ten years.....    1,392      1,704     1,316      1,554
Due after ten years........................    2,303      2,991     2,311      2,946
                                            --------   --------  --------   --------
 Subtotal..................................    5,153      6,277     4,950      5,922
Structured securities (RMBS, CMBS and ABS).    1,683      1,740     1,726      1,747
                                            --------   --------  --------   --------
 Total fixed maturity securities........... $  6,836   $  8,017  $  6,676   $  7,669
                                            ========   ========  ========   ========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................  $    36    $    2   $    111    $    9   $    131    $    7   $    137   $    21
Foreign government............        8        --         --        --         --        --         --        --
Foreign corporate.............       63         2         32        15        114         5         36        18
RMBS..........................       21         1        110        18         55        11        123        28
U.S. Treasury and agency......       48        --         --        --         --        --         --        --
CMBS..........................       41        --         33        12         69         1         63         9
ABS...........................       12        --         30         3         94         2         32         5
State and political
  subdivision.................        2        --         --        --         --        --         --        --
                                -------    ------   --------    ------   --------    ------   --------   -------
 Total fixed maturity
   securities.................  $   231    $    5   $    316    $   57   $    463    $   26   $    391   $    81
                                =======    ======   ========    ======   ========    ======   ========   =======
Total number of securities in
  an unrealized loss position.       57                   76                  131                   82
                                =======             ========             ========             ========

            General American Life Insurance Company and Subsidiary

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more

            General American Life Insurance Company and Subsidiary appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $45 million during the year ended December 31, 2012 from $107 million to $62 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $19 million of the total $62 million of gross unrealized losses were from 14 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $19 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $10 million, or 53%, are related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

            General American Life Insurance Company and Subsidiary

  Below Investment Grade Fixed Maturity Securities

    Of the $19 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $9 million, or 47%, are related to gross unrealized losses on eight below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and U.S and foreign corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                December 31,
                                 ------------------------------------------
                                         2012                  2011
                                 --------------------  --------------------
                                   Carrying     % of     Carrying     % of
                                     Value      Total      Value      Total
                                 ------------- ------  ------------- ------
                                 (In millions)         (In millions)
   Mortgage loans:
    Commercial..................   $    825     97.6 %   $    579     95.3 %
    Agricultural................         27       3.2          33       5.4
                                   --------    ------    --------    ------
      Subtotal (1)..............        852     100.8         612     100.7
    Valuation allowances........        (7)     (0.8)         (4)     (0.7)
                                   --------    ------    --------    ------
      Total mortgage loans, net.   $    845    100.0 %   $    608    100.0 %
                                   ========    ======    ========    ======

--------
(1)In 2012, the Company purchased $195 million of commercial mortgage loans at estimated fair value from an affiliate, MetLife Bank, National Association. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Related Party Investment Transactions" for discussion of affiliated loans included in the table above.

            General American Life Insurance Company and Subsidiary

 Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                      December 31,
                                             --------------------------------------------------------------
                                                          2012                            2011
                                             ------------------------------- ------------------------------
                                             Commercial Agricultural  Total  Commercial Agricultural Total
                                             ---------- ------------ ------- ---------- ------------ ------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit losses..  $    17     $    --    $    17  $     --     $    5    $    5
  Evaluated collectively for credit losses..      808          27        835       579         28       607
                                              -------     -------    -------  --------     ------    ------
   Total mortgage loans.....................      825          27        852       579         33       612
                                              -------     -------    -------  --------     ------    ------
Valuation allowances:
  Specific credit losses....................        2          --          2        --         --        --
  Non-specifically identified credit losses.        5          --          5         4         --         4
                                              -------     -------    -------  --------     ------    ------
   Total valuation allowances...............        7          --          7         4         --         4
                                              -------     -------    -------  --------     ------    ------
    Mortgage loans, net of valuation
     allowance..............................  $   818     $    27    $   845  $    575     $   33    $  608
                                              =======     =======    =======  ========     ======    ======

Valuation Allowance Rollforward by Portfolio Segment

The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------ --------
                                                 (In millions)
       Balance at January 1, 2010.....  $      3   $      --   $      3
       Provision (release)............         3          --          3
       Charge-offs, net of recoveries.        --          --         --
                                        --------   ---------   --------
       Balance at December 31, 2010...         6          --          6
       Provision (release)............        (2)         --         (2)
       Charge-offs, net of recoveries.        --          --         --
                                        --------   ---------   --------
       Balance at December 31, 2011...         4          --          4
       Provision (release)............         3          --          3
       Charge-offs, net of recoveries.        --          --         --
                                        --------   ---------   --------
       Balance at December 31, 2012...  $      7   $      --   $      7
                                        ========   =========   ========

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio

            General American Life Insurance Company and Subsidiary segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

            General American Life Insurance Company and Subsidiary

 Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                    Recorded Investment
                       ---------------------------------------------
                       Debt Service Coverage Ratios
                       ----------------------------           % of      Estimated    % of
                       > 1.20x  1.00x-1.20x < 1.00x  Total    Total    Fair Value    Total
                       -------- ----------- ------- -------- -------  ------------- -------
                                   (In millions)                      (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $    723   $    17   $    -- $    740   89.7 %   $    817      90.8 %
65% to 75%............       23        18        23       64     7.8          65        7.2
76% to 80%............        3        --         1        4     0.5           4        0.4
Greater than 80%......       --        --        17       17     2.0          14        1.6
                       --------   -------   ------- -------- -------    --------    -------
 Total................ $    749   $    35   $    41 $    825  100.0 %   $    900     100.0 %
                       ========   =======   ======= ======== =======    ========    =======

December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $    514   $    --   $    -- $    514   88.8 %   $    572      90.0 %
65% to 75%............       48        --        --       48     8.3          51        8.0
76% to 80%............       --        --        --       --      --          --         --
Greater than 80%......       --        --        17       17     2.9          13        2.0
                       --------   -------   ------- -------- -------    --------    -------
 Total................ $    562   $    --   $    17 $    579  100.0 %   $    636     100.0 %
                       ========   =======   ======= ======== =======    ========    =======

 Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                              ------------------------------------------
                                      2012                  2011
                              --------------------  --------------------
                                Recorded     % of     Recorded     % of
                               Investment    Total   Investment    Total
                              ------------- ------  ------------- ------
                              (In millions)         (In millions)
       Loan-to-value ratios:
       Less than 65%.........    $    27    100.0 %    $    28     84.8 %
       Greater than 80%......         --        --           5      15.2
                                 -------    ------     -------    ------
        Total................    $    27    100.0 %    $    33    100.0 %
                                 =======    ======     =======    ======

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and approximately 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no loans past due and no loans in non-accrual status at December 31, 2012. The Company had no loans past due and one agricultural mortgage loan in non-accrual status with a recorded investment of $5 million at December 31, 2011.

            General American Life Insurance Company and Subsidiary

 Impaired Mortgage Loans

  The Company had one impaired commercial mortgage loan with an unpaid principal balance and recorded investment of $17 million, and a carrying value of $15 million at December 31, 2012. For the year ended December 31, 2012, the average investment on impaired commercial loans and agricultural loans were $13 million and $2 million, respectively. The Company had one impaired agricultural mortgage loan with an unpaid principal balance, recorded investment and carrying value of $5 million at December 31, 2011. For the year ended
December 31, 2011, the average investment on impaired agricultural mortgage loans was $3 million. Interest income on impaired mortgage loans was $1 million for the year ended December 31, 2012 and less than $1 million for the year ended December 31, 2011. The Company did not recognize interest income on impaired mortgage loans during the year ended December 31, 2010.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. The Company had one agricultural mortgage loan modified during the period in a troubled debt restructuring with a pre-modification carrying value of $6 million and a post-modification carrying value of $5 million during the year ended December 31, 2011.

  During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at both December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status - when interest and principal payments are past due.

 Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values, loans to affiliates (see "-- Related Party Investment Transactions") and tax credit partnerships.

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $71 million and $54 million at December 31, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                            Years Ended December 31,
                                                                           --------------------------
                                                                             2012      2011     2010
                                                                           --------  --------  ------
                                                                                  (In millions)
Fixed maturity securities................................................. $  1,189  $  1,009  $  648
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (8)      (16)    (15)
                                                                           --------  --------  ------
   Total fixed maturity securities........................................    1,181       993     633
Equity securities.........................................................        1        --      19
Derivatives...............................................................       (2)       (1)     (1)
                                                                           --------  --------  ------
   Subtotal...............................................................    1,180       992     651
                                                                           --------  --------  ------
Amounts allocated from:
 Insurance liability loss recognition.....................................       (4)       (4)     (3)
 DAC and VOBA.............................................................      (17)       (2)      1
                                                                           --------  --------  ------
   Subtotal...............................................................      (21)       (6)     (2)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        3         5       5
Deferred income tax benefit (expense).....................................     (407)     (350)   (231)
                                                                           --------  --------  ------
Net unrealized investment gains (losses).................................. $    755  $    641  $  423
                                                                           ========  ========  ======

   The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                             Years Ended December 31,
                                                      ------------------------------
                                                           2012            2011
   -                                                    ----------      ----------
                                                             (In millions)
   Balance, January 1,............................... $      (16)     $      (15)
   Noncredit OTTI losses recognized (1)..............          1               1
   Securities sold with previous noncredit OTTI loss.          3               2
   Subsequent changes in estimated fair value........          4              (4)
                                                        ----------      ----------
   Balance, December 31,............................. $       (8)     $      (16)
                                                        ==========      ==========

--------

(1)Noncredit OTTI losses recognized, net of DAC, were $1 million for both years ended December 31, 2012 and 2011.

            General American Life Insurance Company and Subsidiary

  The changes in net unrealized investment gains (losses) were as follows:

                                                                               Years Ended December 31,
                                                                               ----------------------
                                                                                2012     2011    2010
                                                                               ------   ------  ------
                                                                                    (In millions)
Balance, beginning of period.................................................. $  641   $  423  $  139
Fixed maturity securities on which noncredit OTTI losses have been recognized.      8       (1)     --
Unrealized investment gains (losses) during the year..........................    180      342     436
Unrealized investment gains (losses) relating to:
   Insurance liability loss recognition.......................................     --       (1)     (3)
   DAC and VOBA...............................................................    (15)      (3)      2
   Deferred income tax benefit (expense) related to noncredit OTTI losses
     recognized in accumulated other comprehensive income (loss)..............     (2)      --      --
   Deferred income tax benefit (expense)......................................    (57)    (119)   (151)
                                                                               ------   ------  ------
Balance, end of period........................................................ $  755   $  641  $  423
                                                                               ======   ======  ======
Change in net unrealized investment gains (losses)............................ $  114   $  218  $  284
                                                                               ======   ======  ======

 Concentrations of Credit Risk

  Investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments of $1.2 billion and $1.1 billion, at estimated fair value, at December 31, 2012 and 2011, respectively.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2012   2011
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
      Amortized cost........................................ $  536 $  659
      Estimated fair value.................................. $  582 $  740
     Cash collateral on deposit from counterparties (2)..... $  596 $  751
     Security collateral on deposit from counterparties (3). $    1 $    7
     Reinvestment portfolio -- estimated fair value......... $  591 $  726

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

 Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity and equity securities.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,470 $    888
 Invested assets pledged as collateral (1)...................    1,299      662
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  2,769 $  1,550
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see
   Note 6).

 Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $225 million at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $99 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss). This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $100.6 billion and $100.3 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $2.2 billion and $6.4 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $6.0 billion, $3.3 billion and $7.3 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

 Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

            General American Life Insurance Company and Subsidiary

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2012                 2011
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  1,740  $  1,740   $  1,747  $  1,747
 U.S. and foreign corporate.....................       72        72         51        51
Other limited partnership interests.............      150       215        151       235
Other invested assets...........................        1        --          1        --
                                                 --------  --------   --------  --------
   Total........................................ $  1,963  $  2,027   $  1,950  $  2,033
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million at both December 31, 2012 and 2011. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

            General American Life Insurance Company and Subsidiary

  As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

 Net Investment Income

  The components of net investment income were as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                          2012     2011    2010
                                                          ----     ----    ----
                                                           (In millions)
      Investment income:
       Fixed maturity securities......................... $355     $341    $353
       Equity securities.................................    1        1       2
       Mortgage loans....................................   44       38      31
       Policy loans......................................   97      105     109
       Real estate and real estate joint ventures........    9        9       8
       Other limited partnership interests...............   17       14      17
       Cash, cash equivalents and short-term investments.    1        1      (1)
       Other.............................................   (2)      --      (1)
                                                           ----     ----    ----
           Subtotal......................................  522      509     518
         Less: Investment expenses.......................   19       18      16
                                                           ----     ----    ----
             Net investment income....................... $503     $491    $502
                                                           ====     ====    ====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

            General American Life Insurance Company and Subsidiary

Net Investment Gains (Losses)

Components of Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         -----------------------
                                                                          2012    2011     2010
                                                                         -----   ------   -----
                                                                             (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
   Finance.............................................................. $  (4)  $   --   $  (2)
                                                                         -----   ------   -----
     Total U.S. and foreign corporate securities........................    (4)      --      (2)
   ABS..................................................................    (1)      (2)     --
   RMBS.................................................................    (1)      (1)     (3)
   CMBS.................................................................    --       --      (1)
                                                                         -----   ------   -----
 OTTI losses on fixed maturity securities recognized in earnings........    (6)      (3)     (6)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    16       10       2
                                                                         -----   ------   -----
   Total gains (losses) on fixed maturity securities....................    10        7      (4)
                                                                         -----   ------   -----
 Equity securities......................................................     3       45       1
 Mortgage loans.........................................................    (4)       2      (6)
 Other gains (losses)...................................................    (4)     (13)     (7)
                                                                         -----   ------   -----
       Total net investment gains (losses).............................. $   5   $   41   $ (16)
                                                                         =====   ======   =====

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $17 million, $8 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                        Years Ended December 31,
                                 -----------------------------------------------------------------------
                                  2012    2011     2010    2012   2011   2010   2012    2011     2010
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
                                 Fixed Maturity Securities  Equity Securities            Total
                                 ------------------------- ------------------- -------------------------
                                                              (In millions)
Proceeds........................ $   936 $   759 $   1,308 $   6 $   197 $   5 $   942 $   956 $   1,313
                                 ======= ======= ========= ===== ======= ===== ======= ======= =========
Gross investment gains.......... $    23 $    18 $      23 $   3 $    45 $   1 $    26 $    63 $      24
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
Gross investment losses.........     (7)     (8)      (21)    --      --    --     (7)     (8)      (21)
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
Total OTTI losses recognized in
 earnings:
  Credit-related................     (2)     (3)       (6)    --      --    --     (2)     (3)       (6)
  Other (1).....................     (4)      --        --    --      --    --     (4)      --        --
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
    Total OTTI losses
     recognized in earnings.....     (6)     (3)       (6)    --      --    --     (6)     (3)       (6)
                                 ------- ------- --------- ----- ------- ----- ------- ------- ---------
      Net investment gains
       (losses)................. $    10 $     7 $     (4) $   3 $    45 $   1 $    13 $    52 $     (3)
                                 ======= ======= ========= ===== ======= ===== ======= ======= =========

            General American Life Insurance Company and Subsidiary

--------
(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                  Years Ended December 31,
                                                                                  ------------------------
                                                                                     2012           2011
                                                                                  ----------     ---------
                                                                                       (In millions)
Balance, at January 1,........................................................... $      5       $      2
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................       --             --
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................        1              4
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previouslyimpaired as credit loss OTTI........................................      (1)            (1)
 Securities impaired to net present value of expected future cash flows..........       --             --
                                                                                  ----------     ---------
Balance, at December 31,......................................................... $      5       $      5
                                                                                  ==========     =========

 Related Party Investment Transactions

  The Company loaned $80 million to a wholly-owned real estate subsidiary of an affiliate, MLIC, which is included in mortgage loans. The carrying value of this loan was $77 million and $78 million at December 31, 2012 and 2011, respectively. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan is secured by an interest in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loan balance. Net investment income from this investment was $6 million for each of the years ended
December 31, 2012, 2011 and 2010.

  The Company has loans outstanding to an affiliate, which are included in other invested assets, totaling $50 million at both December 31, 2012 and 2011. At December 31, 2011 the loans were outstanding with Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan of $50 million is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from these loans was $3 million and $1 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from certain affiliates. The related investment administrative service charges were $12 million, $10 million and $9 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million at both December 31, 2012 and 2011 and ($1) million for the year ended December 31, 2010.

6. Derivatives

 Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

            General American Life Insurance Company and Subsidiary

 Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Interest Rate Derivatives

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

  To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

  Credit Derivatives

  Credit default swaps are primarily used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

            General American Life Insurance Company and Subsidiary

  Equity Derivatives

  Equity index options are used by the Company in non-qualifying hedging relationships.

 Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                                 -----------------------------------------------------------
                                                                            2012                          2011
                                                                 ----------------------------- -----------------------------
                                                                          Estimated Fair Value          Estimated Fair Value
                                                                 Notional -------------------- Notional --------------------
                               Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                               --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                      (In millions)
Derivatives Designated as
 Hedging Instruments
Fair value hedges:
   Interest rate swaps........ Interest rate.................... $     21 $  --      $  1      $      8 $  --      $  --
Cash flow hedges:
   Foreign currency swaps..... Foreign currency exchange rate...       29    --         1             4    --         --
                                                                 -------- -----      ----      -------- -----      -----
      Total qualifying hedges.............................             50    --         2            12    --         --
                                                                 -------- -----      ----      -------- -----      -----

Derivatives Not Designated or
 Not Qualifying as Hedging
 Instruments
Interest rate swaps........... Interest rate....................      705    71         2           470    76         --
Interest rate futures......... Interest rate....................       15    --        --            15    --         --
Foreign currency swaps........ Foreign currency exchange rate...       51    --         4            33     1          2
Foreign currency forwards..... Foreign currency exchange rate...      986    16        --           951     3         --
Credit default swaps.......... Credit...........................      274     2        --           386     3          5
Equity options................ Equity market....................        7    --        --             5    --         --
                                                                 -------- -----      ----      -------- -----      -----
   Total non-designated or non-qualifying derivatives........       2,038    89         6         1,860    83          7
                                                                 -------- -----      ----      -------- -----      -----
      Total...............................................       $  2,088 $  89      $  8      $  1,872 $  83      $   7
                                                                 ======== =====      ====      ======== =====      =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                  ----------------------
                                                   2012     2011    2010
                                                  ------   ------  ------
                                                       (In millions)
      Derivatives and hedging gains (losses) (1). $  (19)  $   57  $  (31)
      Embedded derivatives.......................    (13)     (17)    (31)
                                                  ------   ------  ------
       Total net derivative gains (losses)....... $  (32)  $   40  $  (62)
                                                  ======   ======  ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

            General American Life Insurance Company and Subsidiary

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for each of the years ended December 31, 2012, 2011 and 2010.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $12 million, $13 million, and $11 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                               Net Derivative Gains (Losses)
                                               -----------------------------
                                                       (In millions)
   For the Year Ended December 31, 2012:
   Interest rate derivatives..................            $   (2)
   Foreign currency exchange rate derivatives.               (31)
   Credit derivatives.........................                 1
                                                          ------
      Total...................................            $  (32)
                                                          ======
   For the Year Ended December 31, 2011:
   Interest rate derivatives..................            $   25
   Foreign currency exchange rate derivatives.                17
   Credit derivatives.........................                 1
                                                          ------
      Total...................................            $   43
                                                          ======
   For the Year Ended December 31, 2010:
   Interest rate derivatives..................            $    3
   Foreign currency exchange rate derivatives.               (47)
   Credit derivatives.........................                 2
                                                          ------
      Total...................................            $  (42)
                                                          ======

  Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

   The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2012 and 2011. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were insignificant for the years ended December 31, 2012 and 2011. The Company did not have any fair value hedges during the year ended December 31, 2010.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2012, 2011 and 2010.

   At December 31, 2012 and 2011, the balance in accumulated other comprehensive income (loss) associated with foreign currency swaps designated and qualifying as cash flow hedges was ($2) million and ($1) million, respectively.

   For the year ended December 31, 2012, there was ($1) million of gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended December 31, 2011 and 2010, there were insignificant gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended
December 31, 2012, 2011 and 2010, there were insignificant amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps. For the year ended December 31, 2012, the Company recognized insignificant amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2011 and 2010, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2012, insignificant amounts of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $220 million and $292 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012, the Company would have received $2 million to terminate all of these contracts, and at December 31, 2011, the Company would have paid $3 million to terminate all of these contracts.

            General American Life Insurance Company and Subsidiary

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                   -----------------------------------------------------------------------------
                                                    2012                                   2011
                                   -------------------------------------- --------------------------------------
                                                 Maximum                                Maximum
                                   Estimated    Amount of                 Estimated    Amount of
                                   Fair Value     Future       Weighted   Fair Value     Future       Weighted
                                   of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of        Default   Credit Default   Years to    Default   Credit Default   Years to
Referenced Credit Obligations (1)    Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                         (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............   $  --        $    7         1.0        $  --        $    7         2.0
   Credit default swaps
     referencing indices..........      --            --          --           --            10         1.0
                                     -----        ------                    -----        ------
      Subtotal....................      --             7         1.0           --            17         1.4
                                     -----        ------                    -----        ------
   Baa
   Single name credit default
     swaps (corporate)............      --            20         3.5           (1)           45         4.6
   Credit default swaps
     referencing indices..........       2           193         4.5           (2)          230         4.6
                                     -----        ------                    -----        ------
      Subtotal....................       2           213         4.4           (3)          275         4.6
                                     -----        ------                    -----        ------
          Total...................   $   2        $  220         4.3        $  (3)       $  292         4.4
                                     =====        ======                    =====        ======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

            General American Life Insurance Company and Subsidiary

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $7 million and $64 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012, the Company had received collateral consisting of various securities with a fair market value of $74 million, which was held in separate custodial accounts. At December 31, 2011, the Company did not receive any securities collateral. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012 none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                          Estimated Fair Value of      Fair Value of Incremental
                                          Collateral Provided (2):     Collateral Provided Upon:
                                          ------------------------ ----------------------------------
                                                                                 Downgrade in the
                                                                   One Notch Company's Credit Rating
                                                                   Downgrade to a Level that Triggers
                         Estimated                                  in the        Full Overnight
                       Fair Value of                               Company's   Collateralization or
                     Derivatives in Net        Fixed Maturity       Credit        Termination of
                   Liability Position (1)        Securities         Rating   the Derivative Position
                   ---------------------- ------------------------ --------- ------------------------
                                                     (In millions)
December 31, 2012.          $  2                   $   1             $  --             $  1
December 31, 2011.          $  2                   $  --             $  --             $  1

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures.

            General American Life Insurance Company and Subsidiary

At both December 31, 2012 and 2011, the Company provided insignificant amounts of cash collateral for exchange-traded futures which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                         -------------
                                                                 Balance Sheet Location  2012   2011
                                                           ----------------------------  -----  -----
                                                                                         (In millions)
Net embedded derivatives within liability host contracts:
 Funds withheld on ceded reinsurance......................      Other liabilities....... $  96  $  83

  The following table presents changes in estimated fair value related to embedded derivatives:

                                            Years Ended December 31,
                                            ----------------------
                                             2012     2011    2010
                                            ------   ------  ------
                                                 (In millions)
             Net derivative gains (losses). $  (13)  $  (17) $  (31)

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

            General American Life Insurance Company and Subsidiary

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                       December 31, 2012
                                                              -----------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                         Total
                                                                                       Estimated
                                                              Level 1 Level 2  Level 3 Fair Value
                                                              ------- -------- ------- ----------
                                                                         (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $   --  $  2,652 $  142   $  2,794
  Foreign government.........................................     --     1,118    154      1,272
  Foreign corporate..........................................     --     1,130    106      1,236
  RMBS.......................................................     --       859     40        899
  U.S. Treasury and agency...................................    575       308     --        883
  CMBS.......................................................     --       561     13        574
  ABS........................................................     --       218     49        267
  State and political subdivision............................     --        92     --         92
                                                              ------  -------- ------   --------
    Total fixed maturity securities..........................    575     6,938    504      8,017
                                                              ------  -------- ------   --------
Equity securities:
  Common stock...............................................      9        55     --         64
                                                              ------  -------- ------   --------
    Total equity securities..................................      9        55     --         64
                                                              ------  -------- ------   --------
Short-term investments.......................................     36       155     --        191
Derivative assets: (1)
  Interest rate..............................................     --        71     --         71
  Foreign currency exchange rate.............................     --        16     --         16
  Credit.....................................................     --         2     --          2
                                                              ------  -------- ------   --------
    Total derivative assets..................................     --        89     --         89
                                                              ------  -------- ------   --------
Separate account assets (2)..................................     49       936      1        986
                                                              ------  -------- ------   --------
     Total assets............................................ $  669  $  8,173 $  505   $  9,347
                                                              ======  ======== ======   ========
Liabilities:
Derivative liabilities: (1)
  Interest rate.............................................. $   --  $      3 $   --   $      3
  Foreign currency exchange rate.............................     --         5     --          5
  Credit.....................................................     --        --     --         --
                                                              ------  -------- ------   --------
    Total derivative liabilities.............................     --         8     --          8
                                                              ------  -------- ------   --------
Net embedded derivatives within liability host contracts (3).     --        --     96         96
                                                              ------  -------- ------   --------
     Total liabilities....................................... $   --  $      8 $   96   $    104
                                                              ======  ======== ======   ========

            General American Life Insurance Company and Subsidiary

                                                                       December 31, 2011
                                                              -----------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                         Total
                                                                                       Estimated
                                                              Level 1 Level 2  Level 3 Fair Value
                                                              ------- -------- ------- ----------
                                                                         (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $   --  $  2,553 $  122   $  2,675
  Foreign government.........................................     --     1,041    150      1,191
  Foreign corporate..........................................     --     1,039     52      1,091
  RMBS.......................................................     --       818     27        845
  U.S. Treasury and agency...................................    580       305     --        885
  CMBS.......................................................     --       586     35        621
  ABS........................................................     --       246     35        281
  State and political subdivision............................     --        80     --         80
                                                              ------  -------- ------   --------
    Total fixed maturity securities..........................    580     6,668    421      7,669
                                                              ------  -------- ------   --------
Equity securities:
  Common stock...............................................      1        --     32         33
                                                              ------  -------- ------   --------
    Total equity securities..................................      1        --     32         33
                                                              ------  -------- ------   --------
Short-term investments.......................................     59       195     --        254
Derivative assets: (1)
  Interest rate..............................................     --        76     --         76
  Foreign currency exchange rate.............................     --         4     --          4
  Credit.....................................................     --         3     --          3
                                                              ------  -------- ------   --------
    Total derivative assets..................................     --        83     --         83
                                                              ------  -------- ------   --------
Separate account assets (2)..................................     48       925      1        974
                                                              ------  -------- ------   --------
     Total assets............................................ $  688  $  7,871 $  454   $  9,013
                                                              ======  ======== ======   ========
Liabilities:
Derivative liabilities: (1)
  Interest rate.............................................. $   --  $     -- $   --   $     --
  Foreign currency exchange rate.............................     --         2     --          2
  Credit.....................................................     --         5     --          5
                                                              ------  -------- ------   --------
    Total derivative liabilities.............................     --         7     --          7
                                                              ------  -------- ------   --------
Net embedded derivatives within liability host contracts (3).     --        --     83         83
                                                              ------  -------- ------   --------
     Total liabilities....................................... $   --  $      7 $   83   $     90
                                                              ======  ======== ======   ========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

            General American Life Insurance Company and Subsidiary

(3)Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 2.2% of the total estimated fair value of fixed maturity securities and 35% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

            General American Life Insurance Company and Subsidiary not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

            General American Life Insurance Company and Subsidiary

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Common stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

   Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Foreign government securities

       These securities are principally valued using the market approach. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar

            General American Life Insurance Company and Subsidiary securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Common stock

       These securities, including privately held securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

   Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC derivatives. The determination of estimated fair

            General American Life Insurance Company and Subsidiary value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

     Interest rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

            General American Life Insurance Company and Subsidiary

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Embedded Derivatives

  Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "--Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

       These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

            General American Life Insurance Company and Subsidiary

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                                      Weighted
                                             Valuation Techniques        Significant Unobservable Inputs    Range     Average
                                        --------------------------------------------------------------------------------------
Fixed maturity securities:

 U.S. corporate and foreign corporate   Matrix pricing                   Delta spread adjustments (1)      15 -   500   159
                                                                         Illiquidity premium (1)           30 -    30
                                                                         Spreads from below
                                                                           investment grade curves (1)     23 -   603   273
                                        Market pricing                   Quoted prices (2)                 -- -   176   124
                                        Consensus pricing                Offered quotes (2)                35 -   102
                                        --------------------------------------------------------------------------------------
 Foreign government                     Consensus pricing                Offered quotes (2)               116 -   158
                                        --------------------------------------------------------------------------------------
 RMBS                                   Matrix pricing and discounted    Spreads from below
                                          cash flow                        investment grade curves (1)    100 -   601   444
                                        Market pricing                   Quoted prices (2)                 53 -    53    53
                                        Consensus pricing                Offered quotes (2)                80 -    80
                                        --------------------------------------------------------------------------------------
 CMBS                                   Matrix pricing and discounted    Spreads from below
                                          cash flow                        investment grade curves (1)     35 -   500   163
                                        Market pricing                   Quoted prices (2)                104 -   104   104
                                        --------------------------------------------------------------------------------------
 ABS                                    Matrix pricing and discounted    Spreads from below
                                          cash flow                        investment grade curves (1)     71 -   102    98
                                        Market pricing                   Quoted prices (2)                100 -   102   101
                                        --------------------------------------------------------------------------------------

(1)For this unobservable input, range and weighted average are presented in basis points.

            General American Life Insurance Company and Subsidiary

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

    Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumptions used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

            General American Life Insurance Company and Subsidiary

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                                   -----------------------------------------------------------------
                                                                                                                State and
                                                     U.S.           Foreign    Foreign                          Political
                                                   Corporate       Government Corporate  RMBS    CMBS    ABS   Subdivision
                                                   ---------       ---------- --------- ------  ------  -----  -----------
                                                                             (In millions)
Year Ended December 31, 2012:
Balance, January 1,...............................  $  122           $  150    $   52   $   27  $   35  $  35     $  --
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................      (1)               4         1       --      --     --        --
  Net investment gains (losses)...................      --               --        --       --      (1)    --        --
  Net derivative gains (losses)...................      --               --        --       --      --     --        --
 Other comprehensive income (loss)................       9               --         2        4      (6)     1        --
Purchases (3).....................................      29               --        52       10      --     19        --
Sales (3).........................................     (14)              --        (1)     (37)     (7)    (6)       --
Issuances (3).....................................      --               --        --       --      --     --        --
Settlements (3)...................................      --               --        --       --      --     --        --
Transfers into Level 3 (4)........................       5               --        --       36       5     --        --
Transfers out of Level 3 (4)......................      (8)              --        --       --     (13)    --        --
                                                    ------           ------    ------   ------  ------  -----     -----
Balance, December 31,.............................  $  142           $  154    $  106   $   40  $   13  $  49     $  --
                                                    ======           ======    ======   ======  ======  =====     =====
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $   (1)          $    4    $    1   $   --  $   --  $  --     $  --
  Net investment gains (losses)...................  $   --           $   --    $   --   $   --  $   --  $  --     $  --
  Net derivative gains (losses)...................  $   --           $   --    $   --   $   --  $   --  $  --     $  --

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                         Equity Securities:
                                         -------------------------
                                                       Non-
                                                    redeemable                         Net          Separate
                                         Common     Preferred      Short-term       Embedded        Account
                                         Stock        Stock        Investments     Derivatives     Assets (6)
                                         ------     ----------     -----------     -----------     ----------
                                                            (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................... $  32        $  --           $  --           $(83)           $  1
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................    --           --              --             --              --
  Net investment gains (losses).........     3           --              --             --              --
  Net derivative gains (losses).........    --           --              --            (13)             --
 Other comprehensive income (loss)......    --           --              --             --              --
Purchases (3)...........................    --           --              --             --              --
Sales (3)...............................    (4)          --              --             --              --
Issuances (3)...........................    --           --              --             --              --
Settlements (3).........................    --           --              --             --              --
Transfers into Level 3 (4)..............    --           --              --             --              --
Transfers out of Level 3 (4)............   (31)          --              --             --              --
                                         -----        -----           -----           ----            ----
Balance, December 31,................... $  --        $  --           $  --           $(96)           $  1
                                         =====        =====           =====           ====            ====
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income................. $  --        $  --           $  --           $ --            $ --
  Net investment gains (losses)......... $  --        $  --           $  --           $ --            $ --
  Net derivative gains (losses)......... $  --        $  --           $  --           $(13)           $ --

            General American Life Insurance Company and Subsidiary

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                                          Fixed Maturity Securities:
                                         -----------------------------------------------------------------------
                                                                                                     State and
                                           U.S.       Foreign      Foreign                           Political
                                         Corporate   Government   Corporate   RMBS    CMBS    ABS   Subdivision
                                         ---------   ----------   ---------    -----  -----  -----  -----------
                                                                (In millions)
Year Ended December 31, 2011:
Balance, January 1,.....................  $  161       $  120       $  70     $  34   $  39  $  27     $  --
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................     (1)            6           1        --      --     --        --
  Net investment gains (losses).........       1           --          --        --      --     --        --
  Net derivative gains (losses).........      --           --          --        --      --     --        --
 Other comprehensive income (loss)......       4           26         (5)       (2)       3     --        --
Purchases (3)...........................       8           --           5        --       5     32        --
Sales (3)...............................    (26)          (2)        (16)        --    (12)    (6)        --
Issuances (3)...........................      --           --          --        --      --     --        --
Settlements (3).........................      --           --          --        --      --     --        --
Transfers into Level 3 (4)..............       9           --          --        --      --     --        --
Transfers out of Level 3 (4)............    (34)           --         (3)       (5)      --   (18)        --
                                          ------       ------       -----      -----  -----  -----     -----
Balance, December 31,...................  $  122       $  150       $  52     $  27   $  35  $  35     $  --
                                          ======       ======       =====      =====  =====  =====     =====
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................  $  (1)       $    6       $   1     $  --   $  --  $  --     $  --
  Net investment gains (losses).........  $   --       $   --       $  --     $  --   $  --  $  --     $  --
  Net derivative gains (losses).........  $   --       $   --       $  --     $  --   $  --  $  --     $  --

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                     Equity Securities:
                                                   ---------------------------
                                                                     Non-
                                                                  redeemable                      Net         Separate
                                                     Common       Preferred    Short-term      Embedded       Account
                                                     Stock          Stock      Investments    Derivatives    Assets (6)
                                                    -----------   ----------   -----------    -------------   -----------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance, January 1,............................... $        11    $        5   $        6    $        (66)   $        23
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................          --            --           --               --            --
  Net investment gains (losses)...................           4            --           --               --           (3)
  Net derivative gains (losses)...................          --            --           --             (17)            --
 Other comprehensive income (loss)................          --             1           --               --            --
Purchases (3).....................................          21            --           --               --            --
Sales (3).........................................         (4)           (6)          (6)               --          (19)
Issuances (3).....................................          --            --           --               --            --
Settlements (3)...................................          --            --           --               --            --
Transfers into Level 3 (4)........................          --            --           --               --            --
Transfers out of Level 3 (4)......................          --            --           --               --            --
                                                    -----------    ----------  ----------     -------------   -----------
Balance, December 31,............................. $        32    $       --   $       --    $        (83)   $         1
                                                    ===========    ==========  ==========     =============   ===========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $        --    $       --   $       --    $          --   $        --
  Net investment gains (losses)................... $        --    $       --   $       --    $          --   $        --
  Net derivative gains (losses)................... $        --    $       --   $       --    $        (17)   $        --

            General American Life Insurance Company and Subsidiary

                                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------------
                                                                             Fixed Maturity Securities:
                                                   -----------------------------------------------------------------------------
                                                                                                                       State and
                                                      U.S.      Foreign    Foreign                                     Political
                                                    Corporate  Government Corporate     RMBS       CMBS       ABS     Subdivision
                                                   ----------  ---------- ---------  ---------  ---------  ---------  -----------
                                                                                   (In millions)
Year Ended December 31, 2010:
Balance, January 1,                                $      194  $      58  $      62  $      25  $      15  $      50   $      3
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................         (1)         6          1         --         --         --         --
  Net investment gains (losses)...................          2         --         --         (1)        --         (1)        --
  Net derivative gains (losses)...................         --         --         --         --         --         --         --
 Other comprehensive income (loss)................          6          9          7          7         11          4         --
Purchases, sales, issuances and settlements (3)...        (74)        57          4         (3)        (2)       (26)        --
Transfers into Level 3 (4)........................         37         --          3          6         15         --         --
Transfers out of Level 3 (4)......................         (3)       (10)        (7)        --         --         --         (3)
                                                   ----------  ---------  ---------  ---------  ---------  ---------   --------
Balance, December 31,............................. $      161  $     120  $      70  $      34  $      39  $      27   $     --
                                                   ==========  =========  =========  =========  =========  =========   ========
Changes in unrealized gains (losses)included in
 net income (loss): (5)
  Net investment income........................... $       (1) $       6  $       1  $      --  $      --  $      --   $     --
  Net investment gains (losses)................... $       (1) $      --  $      --  $      --  $      --  $      --   $     --
  Net derivative gains (losses)................... $       --  $      --  $      --  $      --  $      --  $      --   $     --

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -------------------------------------------------------------------
                                                   Equity Securities:
                                                   -----------------
                                                                Non-
                                                             redeemable                                 Net      Separate
                                                   Common    Preferred  Short-term        Net        Embedded    Account
                                                   Stock       Stock    Investments Derivatives (7) Derivatives Assets (6)
                                                   ------    ---------- ----------- --------------- ----------- ----------
                                                                              (In millions)
Year Ended December 31, 2010:
Balance, January 1,...............................  $  1        $  5       $ --          $  1          $(35)       $ 80
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)
  Net investment income...........................    --          --         --            --            --          --
  Net investment gains (losses)...................    --          --         --            --            --           8
  Net derivative gains (losses)...................    --          --         --            --           (31)         --
 Other comprehensive income (loss)................    --          --         --            --            --          --
Purchases, sales, issuances and settlements (3)...    10          --          6            (1)           --         (65)
Transfers into Level 3 (4)........................    --          --         --            --            --          --
Transfers out of Level 3 (4)......................    --          --         --            --            --          --
                                                    ----        ----       ----          ----          ----        ----
Balance, December 31,.............................  $ 11        $  5       $  6          $ --          $(66)       $ 23
                                                    ====        ====       ====          ====          ====        ====
Changes in unrealized gains (losses)included in
 net income (loss): (5)
  Net investment income...........................  $ --        $ --       $ --          $ --          $ --        $ --
  Net investment gains (losses)...................  $ --        $ --       $ --          $ --          $ --        $ --
  Net derivative gains (losses)...................  $ --        $ --       $ --          $ --          $(31)       $ (1)

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

            General American Life Insurance Company and Subsidiary

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

 Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                              Years Ended December 31,
                         ---------------------------------------------------------------------------------------------------
                                       2012                              2011                             2010
                         ------------------------------    -------------------------------  --------------------------------
                          Carrying    Carrying              Carrying    Carrying             Carrying    Carrying
                            Value       Value                 Value       Value                Value       Value
                          Prior to      After     Gains     Prior to      After     Gains    Prior to      After     Gains
                         Measurement Measurement (Losses)  Measurement Measurement (Losses) Measurement Measurement (Losses)
                         ----------- ----------- --------  ----------- ----------- -------- ----------- ----------- --------
                                                                    (In millions)
Mortgage loans, net (1).   $   17      $   15      $   (2)    $   5       $   5     $   --    $   --      $   --     $   --
Goodwill (2)............   $   --      $   --      $ --       $  35       $  --     $  (35)   $   --      $   --     $   --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)As discussed in Note 1, in 2011, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of these financial instruments, which are primarily classified in Level 2

            General American Life Insurance Company and Subsidiary and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                          December 31, 2012
                                                        ------------------------------------------------------
                                                                      Fair Value Hierarchy
                                                                   ---------------------------
                                                         Carrying                              Total Estimated
                                                          Value    Level 1 Level 2   Level 3     Fair Value
                                                        ---------- ------- -------- ---------- ---------------
                                                                            (In millions)
Assets:
Mortgage loans, net.................................... $      845 $    -- $     -- $      930   $      930
Policy loans........................................... $    1,774 $    -- $    124 $    2,082   $    2,206
Other invested assets.................................. $       50 $    -- $     63 $       --   $       63
Premiums, reinsurance and other receivables............ $      256 $    -- $     -- $      277   $      277
Liabilities:
PABs................................................... $    2,067 $    -- $     -- $    2,236   $    2,236
Long-term debt......................................... $      102 $    -- $    138 $       --   $      138
Other liabilities...................................... $        4 $    -- $      4 $       --   $        4
Separate account liabilities........................... $       57 $    -- $     57 $       --   $       57
Commitments: (1)
Mortgage loan commitments.............................. $       -- $    -- $     -- $       --   $       --
Commitments to fund bank credit facilities and private
 corporate bond investments............................ $       -- $    -- $     -- $       --   $       --

                                                                                    December 31, 2011
                                                                                   -------------------
                                                                                             Estimated
                                                                                   Carrying    Fair
                                                                                    Value      Value
                                                                                   --------- ---------
                                                                                      (In millions)
Assets:
Mortgage loans, net............................................................... $     608 $     671
Policy loans...................................................................... $   1,797 $   2,232
Other invested assets............................................................. $      50 $      55
Premiums, reinsurance and other receivables....................................... $     249 $     266
Liabilities:
PABs.............................................................................. $   1,547 $   1,661
Long-term debt.................................................................... $     102 $     140
Other liabilities................................................................. $       4 $       4
Separate account liabilities...................................................... $      61 $      61
Commitments: (1)
Mortgage loan commitments......................................................... $      -- $      --
Commitments to fund bank credit facilities and private corporate bond investments. $      -- $      --

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 12 for additional information on these off-balance sheet obligations.

            General American Life Insurance Company and Subsidiary

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  PABs

  PABs in the preceding tables include investment contracts. The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix

            General American Life Insurance Company and Subsidiary pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Long-term Debt

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.63% due January 2024. The outstanding balance of the surplus note was $102 million at both December 31, 2012 and 2011.

  Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  Interest Expense

  Interest expense related to the Company's indebtedness, included in other expenses, was $9 million for each of the years ended December 31, 2012, 2011 and 2010.

            General American Life Insurance Company and Subsidiary

9. Equity

  Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for General American, was in excess of five times Company Action RBC for all periods presented.

  General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income of General American, a Missouri domiciled insurer, was $19 million, $128 million and $64 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $873 million and $825 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

  Dividend Restrictions

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a cash dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends

            General American Life Insurance Company and Subsidiary to its stockholders. During the year ended December 31, 2012, General American did not pay dividends to MLIC. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. During the year ended December 31, 2010, General American paid a dividend of $149 million, of which, $127 million, was a return of capital. Based on amounts at December 31, 2012, General American could pay a stockholder dividend in 2013 of $86 million without prior approval of the Missouri Director.

  Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                    Years Ended December 31,
                                                                                    -----------------------
                                                                                     2012    2011     2010
                                                                                    ------  ------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year...................... $  206  $  396  $   476
Income tax effect of holding gains (losses)........................................    (71)   (140)    (166)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................    (18)    (55)     (41)
Income tax effect of reclassification adjustments..................................      7      19       14
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................    (15)     (4)      --
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................      5       2        1
                                                                                    ------  ------  -------
Net unrealized investment gains (losses), net of income tax........................    114     218      284
Foreign currency translation adjustments, net of income tax expense (benefit)of
  $0, $0 and $0....................................................................     (1)     --       --
Defined benefit plans adjustment, net of income tax expense (benefit)of $0, ($1)
  million and $0...................................................................     (2)     (3)      (1)
                                                                                    ------  ------  -------
   Other comprehensive income (loss), net of income tax............................ $  111  $  215  $   283
                                                                                    ======  ======  =======

10. Other Expenses

  Information on other expenses was as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                            2012     2011    2010
                                                          -------  -------  ------
                                                                (In millions)
Compensation............................................. $     2  $     2  $    3
Pension, postretirement and postemployment benefit costs.      17       17      17
Commissions..............................................     139       50     (20)
Capitalization of DAC....................................    (124)     (57)     (5)
Amortization of DAC and VOBA.............................      47       19      16
Interest expense on debt and debt issuance costs.........       9        9       9
Premium taxes, licenses and fees.........................      10        7       9
Goodwill impairment (see Note 1).........................      --       35      --
Other....................................................      41       45      38
                                                          -------  -------  ------
 Total other expenses.................................... $   141  $   127  $   67
                                                          =======  =======  ======

            General American Life Insurance Company and Subsidiary

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Current:
      Federal...................................... $  (29)  $  (27) $   40
      Foreign......................................     --        2     (39)
                                                    ------   ------  ------
        Subtotal...................................    (29)     (25)      1
                                                    ------   ------  ------
     Deferred:
      Federal......................................     34       67      (3)
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $    5   $   42  $   (2)
                                                    ======   ======  ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                     Years Ended December 31,
                                                     -----------------------
                                                      2012     2011    2010
      -                                               -----   -----   -----
                                                        (In millions)
      Tax provision at U.S. statutory rate.......... $   7    $  33   $   9
      Tax effect of:
       Tax-exempt investment income.................    (3)      (2)     (3)
       Medicare Part D..............................    --       --       3
       Prior year tax...............................     2       --     (11)
       Tax credits..................................    (1)      --      --
       Goodwill impairment..........................    --       12      --
       Other, net...................................    --       (1)     --
                                                      -----   -----   -----
         Provision for income tax expense (benefit). $   5    $  42   $  (2)
                                                      =====   =====   =====

            General American Life Insurance Company and Subsidiary

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                      ----------------
                                                        2012     2011
                                                      -------  -------
                                                        (In millions)
        Deferred income tax assets:
         Policyholder liabilities and receivables.... $    82  $    69
         Employee benefits...........................      25       26
         Loss and tax credit carryforwards...........       1        2
         Investments, including derivatives..........       5       17
         Other.......................................       5        5
                                                      -------  -------
           Total gross deferred income tax asset.....     118      119
                                                      -------  -------
        Deferred income tax liabilities:
         DAC.........................................      43       10
         Net unrealized investment gains.............     404      345
                                                      -------  -------
           Total deferred income tax liabilities.....     447      355
                                                      -------  -------
           Net deferred income tax asset (liability). $  (329) $  (236)
                                                      =======  =======

  Tax credit carryforwards of $1 million at December 31, 2012 will expire beginning in 2031.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amount due from affiliates includes $11 million for 2012 and the amount due to affiliates includes $40 million for 2011.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2013.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                Years Ended December 31,
                                                -----------------------
                                                2012    2011     2010
                                                 -----   -----  ------
                                                   (In millions)
             Balance at January 1,............. $   7   $   7   $   18
             Lapses of statutes of limitations.    --      --      (11)
                                                 -----   -----  ------
             Balance at December 31,........... $   7   $   7   $    7
                                                 =====   =====  ======

            General American Life Insurance Company and Subsidiary

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                           Years Ended December 31,
                                                                           ------------------------
                                                                            2012     2011    2010
                                                                            ------   ------  ----
                                                                             (In millions)
Interest recognized in the consolidated statements of operations.......... $   --   $   --   $  1

                                                                                    December 31,
                                                                                    ---------------
                                                                                     2012    2011
                                                                                     ------  ----
                                                                                    (In millions)
Interest included in other liabilities in the consolidated balance sheets.          $    1   $  1

  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $1 million, related to the separate account DRD. The 2012 benefit did not include a true-up of the 2011 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including General American, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On January 9, 2013, the West Virginia Treasurer filed an action against the Company in West Virginia state court, alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and

            General American Life Insurance Company and Subsidiary seeking payment of unclaimed property, interest, and penalties. At least one other jurisdiction is pursuing a similar market conduct exam. It is possible that other jurisdictions may pursue similar exams or audits and that such exams or audits may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

            General American Life Insurance Company and Subsidiary

  Assets and liabilities held for insolvency assessments were as follows:

                                                                   December 31,
                                                                   ------------
                                                                   2012    2011
                                                                   ----    ----
                                                                   (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments....... $  5    $  5
     Premium tax offsets currently available for paid assessments.    1       1
                                                                    ----   ----
                                                                   $  6    $  6
                                                                    ====   ====
    Other Liabilities:
     Insolvency assessments....................................... $  6    $  7
                                                                    ====   ====

Commitments

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $99 million and $122 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $15 million and $6 million at December 31, 2012 and 2011, respectively.

 Commitments to Fund Bank Credit Facilities and Private Corporate Bond
Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $2 million and $7 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that

            General American Life Insurance Company and Subsidiary could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

13. Related Party Transactions

 Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $40 million, $46 million and $42 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $2 million for each of the years ended December 31, 2012, 2011 and 2010. Revenues received from affiliates related to these agreements, recorded in other revenues, were $1 million for both of the years ended December 31, 2012 and 2011, and $0 for the year ended December 31, 2010.

   The Company had net receivables from affiliates of $8 million and $4 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

   See Notes 4 and 5 for additional related party transactions.

14. Subsequent Event

The Company has evaluated events subsequent to December 31, 2012, through April 5, 2013, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2012.

3.   Statements of Operations for the year ended December 31, 2012.

4.   Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2012 and 2011.

3.   Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010.

5.   Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and 2010.

6.   Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") and subsidiary are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2012 and 2011.

3.   Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and
     2010.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and
     2010.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Consolidated Financial Statements.




b.           Exhibits
             --------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004) (11)

2.           Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001) (11)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (11)

     (iii)   Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002) (11)

     (iv)    Retail Sales Agreement and Amendments (31)

     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)


     (vi)    Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (45)


4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (5)

     (ii)    Enhanced Dollar Cost Averaging Rider (5)

     (iii)   Three Month Market Entry Rider (5)

     (iv)    Death Benefit Rider - (Compounded-Plus) (5)

     (v)     Death Benefit Rider - (Annual) (5)

     (vi)    Death Benefit Rider - (Annual Step-Up) (5)


     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income Benefit
                (GMIB)) (5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (5)

     (ix)       Individual Retirement Annuity Endorsement (5)

     (x)        Roth Individual Retirement Annuity Endorsement (5)

     (xi)       401 Plan Endorsement (5)

     (xii)      Tax Sheltered Annuity Endorsement (5)

     (xiii)     Unisex Annuity Rates Rider (5)

     (xiv)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance
                Company; formerly, Cova Financial Services Life Insurance Company) (2)

     (xv)       Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime
                Income Solution (LIS)) (37)

     (xvi)      Individual Retirement Annuity Endorsement 7023.1 (9/02) (11)

     (xvii)     Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (11)

     (xviii)    401(a)/403(a) Plan Endorsement 7026.1 (9/02) (11)

     (xix)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (11)

     (xx)       Simple Individual Retirement Annuity Endorsement 7276 (9/02) (11)

     (xxi)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (13)

     (xxii)     Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (Lifetime Withdrawal
                Guarantee I) (18)

     (xxv)      Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime
                Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) (25)

     (xxvi)     Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLI-EGMIB
                (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) (39)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal
                Guarantee II) (25)

     (xxviii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (30)

     (xxix)     Qualified Distribution Program Endorsement (33)

     (xxx)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (34)

     (xxxi)     Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II) (25)

     (xxxii)    Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLI-EDB (4/08)
                (Enhanced Death Benefit II) (25)

     (xxxiii)   401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (40)

5.   (i)        Form of Variable Annuity Application (5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A (10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)

     (vi)       Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (36)

     (vii)      Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (38)

     (viii)     Variable Annuity Application Class A 7155 (6/12) APPA Aug 2012 (43)

6.   (i)        Copy of Articles of Incorporation of the Company (6)


     (ii)              Copy of the Bylaws of the Company (6)

7.   (i)      (a)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
                       Insurance Company (as of April 1, 2001) (8)

              (b)      Amendment No. 1 and Amendment No. 2 to Reinsurance Agreement (the "Agreement") between
                       MetLife Investors Company (The "Cedent") and Metropolitan Life Insurance Company (the
                       "Reinsurer") (as of April 1, 2001) (40)

              (c)      Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan
                       Life Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance
                       (dated October 27, 2004 and effective November 30, 2004) (40)

     (ii)     (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                       Reassurance Company, Ltd. (as of June 26, 2001) (8)

              (b)      Amendment No. 1 through Amendment No. 3 to the Automatic Reinsurance Agreement effective as of April 1, 2001 ("Agreement") between MetLife Investors Insurance Company ("Cedent") and
                       Exeter Reassurance Company, Ltd. (the "Reinsurer") (40)

              (c)      Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
                       Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (40)

              (d)      Amendment No. 1 through Amendment No. 13 to Automatic Reinsurance Agreement Effective as of
                       April 1, 2001 Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors
                       Insurance Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (40)


              (e)      Amendment No. 14 and 15 to Automatic Reinsurance Agreement effective as of April 1, 2001
                       Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors Insurance
                       Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (filed herewith)


     (iii)             Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                       American Life Insurance Company (as of January 1, 2003) (18)

     (iv)     (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and MetLife
                       Insurance Company of Connecticut effective as of January 1, 2011 (42)

              (b)      Amendment No. 1 to the Automatic Reinsurance Agreement effective as of January 1, 2001
                       (Agreement) between MetLife Investors Insurance Company (Cedent) and MetLife Insurance
                       Company of Connecticut (Reinsurer) (as of April 29, 2011) (42)

              (c)      Amendment No. 2 to the Automatic Reinsurance Agreement effective as of January 1, 2011
                       (Agreement) between MetLife Investors Insurance Company (Cedent) and MetLife Insurance
                       Company of Connecticut (Reinsurer) Amended as of April 1, 2012 (44)

     (v)      (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                       Reassurance Company, Ltd. (effective January 1, 2012) (42)

              (b)      Amendment No. 1 to the Automatic Reinsurance Agreement effective as of January 1, 2012
                       (Agreement) between MetLife Investors Insurance Company (Cedent) and Exeter Reassurance
                       Company, Ltd. (Reinsurer) Amended as of September 30, 2012 (filed herewith)




8.   (i)    Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life
            Insurance Company and Massachusetts Financial Services Company (November 1997), Partial
            Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life
            Insurance Company and Massachusetts Financial Service Company (January 28, 1999), Amendment
            to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust,
            Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company
            (1998), Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by
            Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
            Financial Services Life Insurance Company and Massachusetts Financial Service Company (October
            1, 1999) (31)

     (ii)   Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds
            Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment dated
            November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated May
            1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated April
            24, 2006 to the Participation Agreement dated September 1, 1998 (27)


(iii)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                  Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001) (8)

         (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                  Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                  (September 14, 2001) (8)

         (c)      Second Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                  Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company
                  (May 1, 2009) (40)

         (d)      Amendment to Participation Agreement between Met Investors Series Trust, Metlife Advisers LLC,
                  MetLife Investors Distribution Company and MetLife Investors Insurance Company (April 30, 2010) (40)



(iv)               Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                   Company and Cova Financial Services Life Insurance Company (effective September 1, 2000) (11)

(v)       (a)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
                   Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23,
                   1999 to Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1,
                   2000 to the Participation Agreement dated December 31, 1997; and Amendment No. 3 dated
                   February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)

          (b)      Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors,
                   Inc., MetLife Investors Insurance Company and MetLife Distribution Company (35)

                   (c) Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco
                   Variable Insurance Funds), Invesco Distributors, Inc. and MetLife Investors Insurance Company (35)

(vi)               Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                   Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

(vii)              Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                   December 31, 2002) (18)

(viii)             Guarantee Agreement (June 1, 1995) (General American Life Insurance Company) (20)

(ix)               Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

(x)       (a)      Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds
                   Insurance Series and Capital Research and Management Company (effective 11-01-06) (23)

          (b)      Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                   Research and Management Company and MetLife Investors Insurance Company (35)

(xi)      (a)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors Insurance Company (effective August 31,
                   2007) (26)

          (b)      Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
                   LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company (effective April 30,
                   2010) (40)

(xii)     (a)      Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1,
                   2000) (27)


                  (b)      Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                           Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton
                           Variable Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial
                           Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated
                           September 1, 2000; Amendment among Franklin Templeton Variable Insurance Products Trust,
                           Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance Company effective
                           March 1, 2001 to the Participation Agreement dated September 1, 2000; Amendment among Franklin
                           Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial
                           Services Life Insurance Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation Agreement dated September 1, 2000; and Amendment among Franklin Templeton
                           Variable Insurance Products Trust, FranklinTempleton Distributors, Inc. and COVA Financial Services
                           Life Insurance Company effective June 5, 2007 to the Participation Agreement dated September 1,
                           2000 (27)

                  (c)      Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
                           Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife Investors
                           Distribution Company (35)

                  (d)      Participation Agreement Addendum to the Participation Agreement among Franklin Templeton
                           Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance
                           Company and MetLife Investors Distribution Company (effective as of May 1, 2011) (41)


                  (e)      Amendment to the Participation Agreement dated September 1, 2000 among Franklin Templeton
                           Variable Insurance Products Trust, Franklin/Templeton Distributors (the "underwriter"), MetLife
                           Investors Insurance Company and MetLife Investors Distribution Company (as of January 15, 2013)
                           (filed herewith)


9.        (i)              Opinion of Counsel (24)

          (ii)             Opinion and Consent of Counsel (General American Life Insurance Company) (21)

10.       (i)              Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the
                           Depositor, Registrant and the Guarantor (filed herewith)

          (ii)             Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife,
                           Inc. (filed herewith)

11.                        Not Applicable.

12.                        Agreement Governing Contribution (1)


13.       (i)              Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                           Stephen M. Kessler, Lisa S. Kuklinski, Mark E. Rosenthal, Peter M. Carlson and James J. Reilly
                           (filed herewith)

          (ii)             Powers of Attorney (General American Life Insurance Company) for Eric T. Steigerwalt, Kimberly A.
                           Berwanger, Peter M. Carlson, Paul G. Cellupica, Elizabeth M. Forget, Michael P. Harwood, Paul A.
                           LaPiana, Gene L. Lunman, Stanley J. Talbi and Anne Belden (filed herewith)


 (1)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                           Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

 (2)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                           Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

 (3)                       incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4/A (File Nos.
                           333-34741 and 811-05200) as electronically filed on November 20, 1997.

 (4)                       incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos.
                           333-34741 and 811-05200) as electronically filed on January 26, 1998.

 (5)                       incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                           electronically filed on November 22, 2000.

 (6)                       incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                           electronically filed on August 29, 1997.

 (7)                       incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
                           Nos. 333-50540 and 811-05200) as electronically filed on March 6, 2001.

 (8)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                           Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.


    (9)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
          Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
          Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

   (19)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on
          April 24, 2006.

   (20)   incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
          Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as
          electronically filed July 27, 2006.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
          Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

   (23)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

   (27)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

   (28)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

   (29)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on September 15, 2009.

   (30)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
          Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

   (31)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on October 9, 2009.

   (32)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 13, 2010.


(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.

(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(35)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 12, 2011.

(36)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.

(37)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
         27, 2004.

(38)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on Novemberl 28, 2011.

(39)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on Decemberl 27, 2011.

(40)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.

(41)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 32 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 24, 2012.

(42)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 24, 2012.

(43)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.


(44)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 23, 2013.

(45)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     -------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President,
501 Route 22                            Chief Executive Officer and Director
Bridgewater, NJ 08807

Peter M. Carlson                        Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Mark E. Rosenthal                       Director and Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Stephen M. Kessler                      Director
300 Davidson Ave
Somerset, NJ 08873

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

Issac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                    Vice President and Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

James J. Reilly                         Vice President-Finance (principal financial officer)
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Pkwy
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Lynn A. Dumais                          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                           Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Timothy J. McLinden                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2013, there were 58,332 owners of qualified contracts and 51,106 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------------------------------
Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Mark E. Rosenthal                       President
5 Park Plaza, Suite 1900 EBS
Irving, CA 92614

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company      $54,914,768         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston and the Commonwealth of Massachusetts, on this 23rd day of April, 2013.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  MetLife Investors Variable Annuity Account One

By:  /s/ Gregory E. Illson
     -----------------------------------
     Gregory E. Illson
     Vice President

By:  METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 23rd day of April, 2013.

/s/*Eric T. Steigerwalt                 Chairman of the Board, President, Chief
----------------------------------      Executive Officer and a Director
(Eric T. Steigerwalt)

/s/*Elizabeth M. Forget                 Director and Executive Vice President
----------------------------------
(Elizabeth M. Forget)

/s/*Peter M. Carlson                    Executive Vice President and Chief
----------------------------------      Accounting Officer
(Peter M. Carlson)

/s/*Jay S. Kaduson
----------------------------------      Director and Vice President
(Jay S. Kaduson)

/s/*Lisa S. Kuklinski
----------------------------------      Director and Vice President
(Lisa S. Kuklinski)

/s/*Mark E. Rosenthal
----------------------------------      Director and Vice President
(Mark E. Rosenthal)

/s/*Susan A. Buffum
----------------------------------      Director
(Susan A. Buffum)

/s/*Stephen M. Kessler
----------------------------------      Director
(Stephen M. Kessler)

/s/*James J. Reilly
----------------------------------      Vice President - Finance (principal
(James J. Reilly)                       financial officer)

By: /s/ Michele H. Abate
    -----------------------------------
    Michele H. Abate, Attorney in Fact
    April 23, 2013

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

   As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 17th day of April, 2013.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By: /s/ Karen A. Johnson
    ----------------------------
    Karen A. Johnson
    Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2013.

/s/ Eric T. Steigerwalt*                 Chairman of the Board, President, Chief
-----------------------------------      Executive Officer and a Director
Eric T. Steigerwalt

/s/ Anne Belden*                         Vice President - Finance (principal
-----------------------------------      financial officer)
Anne Belden

/s/ Peter M. Carlson*                    Director, Executive Vice President and
-----------------------------------      Chief Accounting Officer
Peter M. Carlson

/s/ Paul G. Cellupica*                   Director
-----------------------------------
Paul G. Cellupica

/s/ Elizabeth M. Forget*                 Director
-----------------------------------
Elizabeth M. Forget

/s/ Paul A. LaPiana*                     Director
-----------------------------------
Paul A. LaPiana

/s/ Michael P. Harwood*                  Director
-----------------------------------
Michael P. Harwood

/s/ Kimberly A. Berwanger*              Director
------------------------------------
Kimberly A. Berwanger

/s/ Stanley J. Talbi*                  Director
----------------------------------
Stanley J. Talbi

/s/ Gene L. Lunman*                    Director
-----------------------------------
Gene L. Lunman

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 17, 2013

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

7(v)(b) Amendment No. 1 to Automatic Reinsurance Agreement between MetLife
        Investors Insurance Company and Exeter Reinsurance Company, Ltd.

10(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, the Registrant and the Guarantor

10(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13(i)   Powers of Attorney (MetLife Investors Insurance Company)

13(ii)  Powers of Attorney (General American Life Insurance Company)